As filed with the Securities and Exchange Commission on April 28, 2022
File Nos. 33-12289; 811-05038

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 63
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 63
☒
(Check appropriate box or boxes)

CLEARWATER INVESTMENT TRUST
(Exact name of registrant as specified in charter)

30 East 7th Street, Suite 2000, St. Paul, Minnesota 55101-4930
(Address of principal executive office)
Registrant’s Telephone Number, including Area Code: (651) 228-0935
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
Boston, MA 02110
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):
☐   Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒   On April 29, 2022, pursuant to paragraph (b) of Rule 485.
☐   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐   On (date), pursuant to paragraph (a)(1) of Rule 485.
☐   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐   On (date) pursuant to paragraph (a)(2) of Rule 485.

Clearwater Investment Trust
Clearwater Core Equity Fund - Ticker Symbol: QWVPX
Clearwater Select Equity Fund - Ticker Symbol: QWVOX
Clearwater Tax-Exempt Bond Fund - Ticker Symbol: QWVQX
Clearwater International Fund - Ticker Symbol: QCVAX
Prospectus
April 29, 2022
Offered exclusively to clients of Fiduciary Counselling, Inc. –not available for sale to the general public.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.
Not FDIC Insured ---- May Lose Value ---- No Bank Guarantee

Summary Section
Clearwater Core Equity Fund
Investment Objective
The Fund seeks  long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	0.90%
Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$92	$287	$498	$1,108
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.97% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), AQR Capital Management, LLC (“AQR”), and O’Shaughnessy Asset Management, LLC (“OSAM”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management.
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Russell 1000® Index at any given time. The market capitalization of the companies included in the Russell 1000® Index as of December 31, 2021 was between $181.1 million and $2.737 trillion. AQR’s strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including futures contracts). AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and quality and seeks to invest in attractively valued companies with positive momentum and a stable business. OSAM’s strategy generally seeks to provide long-term capital appreciation by creating a portfolio with exposure to value and growth stocks, mostly large capitalization. OSAM seeks companies it deems to be high quality with low valuation ratios. Each of AQR and OSAM may rely heavily on quantitative models as part of its investment strategy.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.
Active Management Risk
The adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Russell 1000® Index, the Fund faces a risk of poor performance if:
•
The Russell 1000® Index declines generally or performs poorly relative to other indexes or individual stocks.
•
The stocks of companies which comprise the Russell 1000® Index fall out of favor with investors.
•
An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 1000® Index.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax-managed strategy in seeking to track the index.
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.

Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
Small- and Medium-Sized Company Risk
Stocks of small- and medium-sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.
Derivatives Risk
In general, a derivative instrument, including a futures contract, typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements.
Model and Data Risk
One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Tax-Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.

Investment Style Risks:
•
Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
•
Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.
•
Momentum Investing Risk
Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Past Performance
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund’s benchmark, the Russell 1000® Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:
Highest:	21.03	% in	2nd Quarter 2020
Lowest:	(21.87)	% in	1st Quarter 2020
Clearwater Core Equity Fund Average Annual Total Returns
(For the Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Return Before Taxes	27.44%	17.16%	15.10%
Return After Taxes on Distributions	26.49%	16.10%	14.00%
Return After Taxes on Distributions and Sale of Fund Shares	16.91%	13.62%	12.38%
Russell 1000® Index (reflects no deduction for expenses or taxes)	26.46%	18.43%	16.54%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.

Fund Adviser and Portfolio Managers
The Fund’s adviser is CMC. FCI acts as a subadviser to the Fund, but does not provide day-to-day management.
Subadvisers	Portfolio Managers	Period of Service
Parametric	James Reber, Managing Director, Portfolio Management Thomas Seto, Head of Investment Management Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management	Messrs. Reber and Seto have been portfolio managers of the Fund since 2010. Ms. Li has been a portfolio manager of the Fund since 2017.
AQR	Clifford S. Asness, Managing and Founding Principal Michele L. Aghassi, Principal Andrea Frazzini, Principal John J. Huss, Principal Lars N. Nielsen, Principal Nathan Sosner, Principal
Messrs. Asness and Frazzini have been portfolio
managers of the Fund since 2015. Ms. Aghassi and
Mr. Nielsen have been portfolio managers of the Fund
since 2020. Mr. Huss and Mr. Sosner have been portfolio
managers of the Fund since 2022.

OSAM
Jim O’Shaughnessy, Chairman, Co-Chief Investment
Officer and Portfolio Manager
Patrick O’Shaughnessy, CFA, Chief Executive
Officer and Portfolio Manager
Chris Meredith, CFA, Director of Research, Co-Chief
Investment Officer and Portfolio Manager
Scott Bartone, CFA, Chief Operating Officer,
Portfolio Manager
All have been portfolio managers of the Fund since 2015.
Purchase and Redemption of Fund Shares
Initial and subsequent investments in the Fund must be at least $1,000. You may exchange or redeem shares by telephone. Telephone exchange and redemption requests may be made by calling the transfer agent at (855) 684-9144 between 9:00 a.m. and 6:00 p.m. Eastern Time on any business day; provided that orders received will be processed at the net asset value per share next determined after receipt of your request in good order. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Clearwater Select Equity Fund
Investment Objective
The Fund seeks  long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	1.35%
Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$137	$428	$739	$1,624
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.01% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P. (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”), Rice Hall James & Associates, LLC (“RHJ”) and Wasatch Global Investors (“Wasatch”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s five other subadvisers that provide day-to-day management of the Fund. A subadviser may focus its investments in micro-, small- and/or medium-sized companies. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600®Index at any given time. The market capitalization of the companies included in the S&P

SmallCap 600® Index as of December 31, 2021 was between $285.8 million and $7.9 billion. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Jackson Square invests primarily in common stocks of growth-oriented companies that it believes have long-term capital appreciation potential and may grow faster than the U.S. economy. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom-up research process. RHJ utilizes a Micro Cap Opportunities strategy that employs a fundamental, bottom-up analytical process to identify companies that meet three primary criteria: high earnings growth, high or improving return-on-invested capital (“ROIC”), and sustainable competitive advantages. Wasatch’s Micro Cap Value investment strategy seeks to identify companies through a “bottom-up” process of fundamental analysis that are believed to be temporarily undervalued but have significant potential for stock appreciation. Wasatch primarily invests in value companies, but it may also invest in growth companies if it believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.
Active Management Risk
The Fund’s overall allocation to subadvisers is actively managed and certain subadvisers also provide active management and as a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the S&P SmallCap 600® Index, the Fund faces a risk of poor performance if:
•
The S&P SmallCap 600® Index declines generally or performs poorly relative to other indexes or individual stocks.
•
The stocks of companies which comprise the S&P SmallCap 600® Index fall out of favor with investors.
•
An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P SmallCap 600® Index.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax-managed strategy in seeking to track the index.
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.
Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
Small- and Medium-Sized Company Risk
Stocks of small- and medium-sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.
Micro-Sized Company Risk
The Fund is also subject to the general risk that the stocks of micro-sized companies can involve greater risks than those associated with larger, more established companies. Micro-sized company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-sized stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-sized companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.
Investment Style Risks:
•
Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
•
Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.
Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Convertible Securities Risk
Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often rated below investment grade or are not rated, are generally subject to a high degree of credit risk, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Exchange-Traded Fund (“ETF”) and Underlying Investment Company Risk
The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in its value being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.
Tax-Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.
Past Performance
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund’s benchmark, the Russell 2000® Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:
Highest:	32.93	% in	4th Quarter 2020
Lowest:	(35.45)	% in	1st Quarter 2020

Clearwater Select Equity Fund Average Annual Total Returns
(For the Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Return Before Taxes	11.77%	9.31%	11.63%
Return After Taxes on Distributions	8.02%	6.82%	9.11%
Return After Taxes on Distributions and Sale of Fund Shares	8.56%	6.69%	8.85%
Russell 2000® Index (reflects no deduction for expenses or taxes)	14.82%	12.02%	13.23%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.
Fund Adviser and Portfolio Managers
The Fund’s adviser is CMC. FCI acts as a subadviser to the Fund, but does not provide day-to-day management.
Subadvisers	Portfolio Managers	Period of Service
Cooke & Bieler	Michael M. Meyer, CFA, Partner Edward W. O’Connor, CFA, Partner R. James O’Neil, CFA, Partner Mehul Trivedi, CFA, Partner William Weber, CFA, Partner	All have been portfolio managers of the Fund since 2017.
Jackson Square	Christopher Bonavico, Portfolio Manager, Analyst Kenneth Broad, Portfolio Manager, Analyst Ian Ferry, Portfolio Manager, Analyst	All have been portfolio managers of the Fund since 2020.
Parametric	James Reber, Managing Director, Portfolio Management Thomas Seto, Head of Investment Management Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management	All have been portfolio managers of the Fund since 2020.
Pzena	John J. Flynn, Principal Evan D. Fox, CFA, Principal Benjamin S. Silver, CFA, CPA, Principal	All have been portfolio managers of the Fund since 2017.
RHJ	Louis M. Holtz, CFA Yossi Lipsker, CFA	All have been portfolio managers of the Fund since 2021.
Wasatch	Brian Bythrow, CFA Thomas Bradley	Mr. Bythrow has been a portfolio manager of the Fund since 2021. Mr. Bradley has been a portfolio manager of the Fund since 2022.
Purchase and Redemption of Fund Shares
Initial and subsequent investments in the Fund must be at least $1,000. You may exchange or redeem shares by telephone. Telephone exchange and redemption requests may be made by calling the transfer agent at (855) 684-9144 between 9:00 a.m. and 6:00 p.m. Eastern Time on any business day; provided that orders received will be processed at the net asset value per share next determined after receipt of your request in good order. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Clearwater Tax-Exempt Bond Fund
Investment Objective
The Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[1]	0.69%
1
Differs from the ratio of expenses, before waivers, to average net assets in the Financial Highlights, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$70	$221	$384	$859
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.91% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals.
The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality.
The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Fund’s subadviser. However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) and BBB-by Standard and Poor’s Corporation (“S&P”) or Fitch, Inc. (“Fitch”), commonly referred to as “junk” bonds) or determined to be of comparable quality by the subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody’s or B-by S&P or Fitch. The Fund may invest in closed-end funds that invest in the same types of securities in which the Fund may invest directly. The subadviser attempts to maintain an average effective duration for the portfolio of approximately three to eight years. Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years. A longer duration generally means the price is more sensitive to changes in interest rates. For every 1% change in interest rate, the Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration).
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, Fiduciary Counselling, Inc. (“FCI”) and Sit Fixed Income Advisors II, LLC (“Sit”). Sit provides day-to-day management for the Fund. FCI also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of fixed income securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact fixed income securities based on general market or economic conditions. These factors may include government economic outlooks, changes in interest rates, investor sentiment, or changes in government or tax policy. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact.
Active Management Risk
The Fund is actively managed and as a result, the Fund’s performance will reflect in part the subadviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could under-perform other mutual funds with similar investment objectives.
Credit Risk
The Fund could lose money if the issuers or guarantors of securities owned by the Fund default on the payment of principal or interest, or on other obligations to the Fund. The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. Revenue bond prices can decline if related projects become unprofitable. Municipal bonds are subject to the risk that political events, local business or economic conditions could have a significant effect on an issuer’s ability to make payments of principal and/or interest.
Interest Rate Risk
Interest rate risk is the risk that a fixed income security will lose value because of changes in interest rates. An increase in interest rates likely will lower the Fund’s value and the overall return on your investment. The Fund is also subject to call or prepayment risk when, generally as a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying securities owned by the Fund. Many factors can cause interest rates to rise. Some examples include central bank monetary policy (such as tapering of the Federal Reserve Board’s quantitative easing program), rising inflation rates and general economic conditions.
Below Investment Grade Securities Risk
Investments in high-yield debt securities (commonly referred to as “junk” bonds) are sometimes considered speculative as they present a greater risk of loss than higher quality debt securities. Such securities may, under certain circumstances, be less liquid than higher rated debt securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Tax Risk
There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Investing in Closed-End Funds Risk
Closed-end funds generally do not continuously offer their shares for sale. Rather, they sell a fixed number of shares at one time, after which the shares typically trade on a secondary market, such as the New York Stock Exchange. The price of closed-end fund shares that trade on a secondary market is determined by the market and may be greater or less than the shares’ net asset value. Closed-end fund shares generally are not redeemable. The investment portfolios of closed-end funds generally are managed by investment advisers.
Please note that, under normal market conditions, the Clearwater Tax-Exempt Bond Fund is not a suitable investment for tax- deferred accounts.
Please note that the Fund is not a money market fund and is not intended to be a money market fund substitute. The Fund does not attempt to maintain a stable net asset value and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.
Past Performance
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund’s benchmark, the Barclays Municipal Bond 5 Year (4-6) Index. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:
Highest:	5.53	% in	1st Quarter 2014
Lowest:	(4.07)	% in	2nd Quarter 2013

Clearwater Tax-Exempt Bond Fund Average Annual Total Returns
(For the Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Return Before Taxes	3.89%	5.16%	5.40%
Return After Taxes on Distributions	3.88%	5.05%	5.29%
Return After Taxes on Distributions and Sale of Fund Shares	3.76%	4.95%	5.19%
Barclays Municipal Bond 5 Year (4-6) Index (reflects no deduction for expenses or taxes)	0.34%	2.97%	2.38%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.
Fund Adviser and Portfolio Managers
The Fund’s adviser is CMC. FCI acts as a subadviser to the Fund, but does not provide day-to-day management.
Subadvisers	Portfolio Managers	Period of Service
Sit	Paul J. Jungquist, CFA, CPA, Vice President Todd S. Emerson, CFA Kevin P. O’Brien, CFA Kurt van Kuller, CFA	Mr. Jungquist has been portfolio manager of the Fund since 1999. Messrs. Emerson, O’Brien and Kuller have been portfolio managers of the Fund since 2019.
Purchase and Redemption of Fund Shares
Initial and subsequent investments in the Fund must be at least $1,000. You may exchange or redeem shares by telephone. Telephone exchange and redemption requests may be made by calling the transfer agent at (855) 684-9144 between 9:00 a.m. and 6:00 p.m. Eastern Time on any business day; provided that orders received will be processed at the net asset value per share next determined after receipt of your request in good order. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.
Tax Information
The Fund’s distributions of interest on municipal bonds generally are not subject to federal income tax; however, the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain bonds may be subject to the federal alternative minimum tax. Because liability for the alternative minimum tax depends upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in the Fund will be subject to the tax will depend upon each shareholder’s individual situation. For shareholders with substantial tax preferences, the alternative minimum tax could reduce the after-tax economic benefits of an investment in the Fund. To the extent that the Fund’s distributions are derived from interest on bonds that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes.

Clearwater International Fund
Investment Objective
The Fund seeks  long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	1.00%
Example:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 year	3 years	5 years	10 years
$102	$318	$552	$1,225
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.50% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). The Fund defines emerging markets to be markets that are included in the MSCI Emerging Markets Index and defines frontier markets to be markets that are included in the MSCI Frontier Markets 100 Index.
In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership

(“Artisan Partners”), WCM Investment Management, LLC (“WCM”), and LSV Asset Management (“LSV”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 30% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index - Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after-tax return.
Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued. WCM utilizes two separate strategies in managing its portion of the Fund’s assets. With respect to its Focused Growth International strategy, WCM invests in approximately 30-40 large capitalization non-U.S. companies (companies with market capitalizations greater than $3.5 billion). With respect to its International Small Cap Growth Strategy, WCM invests in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex-US Small Cap Index at the time of purchase. In both strategies, WCM seeks to identify companies believed to have above-average potential for growth in revenue and earnings. LSV seeks to structure and maintain a diversified portfolio of non-U.S. small capitalization stocks utilizing a quantitative model that focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase. LSV considers small capitalization companies to be companies with market capitalizations below $7 billion at the time of purchase. Overall, the Fund may be invested across all capitalization levels.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.
Active Management Risk
The adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, the Fund’s performance will reflect in part the adviser’s or subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the MSCI World Ex U.S.A. Index – Net Dividends, the Fund faces a risk of poor performance if:

•
The MSCI World Ex U.S.A. Index – Net Dividends declines generally or performs poorly relative to other indexes or individual stocks.
•
The stocks of companies which comprise the MSCI World Ex U.S.A. Index – Net Dividends fall out of favor with investors.
•
An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the MSCI World Ex U.S.A. Index – Net Dividends.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax-managed strategy in seeking to track the index.
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.
Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
Small- and Medium-Sized Company Risk
Stocks of small- and medium-sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.
Micro-Sized Company Risk
The Fund is also subject to the general risk that the stocks of micro-sized companies can involve greater risks than those associated with larger, more established companies. Micro-sized company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-sized stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-sized companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.
Investment Style Risks:
•
Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
•
Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.

Foreign Securities and Currency Risks:
•
Foreign Securities Market Risk
The Fund is also subject to the risk that international equity securities may under-perform other segments of the equity markets or the equity markets as a whole. Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions. Additionally, foreign stock exchanges may be subject to less regulation, and there may be delays in the settlement of foreign stock exchange transactions.
•
Emerging Markets Risk
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. Risk of loss may also be greater due to more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards. The imposition of exchange controls (including repatriation restrictions), sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.
•
Currency Risk
Because the foreign securities in which the Fund invests, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.
•
Information Risk
Non-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies. As a result, less information may be available to investors concerning non-U.S. investments.
•
Investment Restriction Risk
Some countries restrict foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
•
Political and Economic Risks
International investing subjects investors to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets.
•
Foreign Currency Hedging Transaction Risk
In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts. If the adviser’s or subadviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions. Additionally, the Fund’s hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.
Futures and Options Risk
Futures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of a security or future underlying an option, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.
Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Exchange-Traded Fund (“ETF”) and Underlying Investment Company Risk
The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in its value being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.
Depositary Receipts Risk
The Fund may invest in foreign securities through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stocks, a Fund can avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. Investment in Depositary Receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”) is subject to additional risks. The issuers of Unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the Unsponsored Depositary Receipts. Further, the prices of Unsponsored Depositary Receipts may be more volatile than the prices of sponsored depositary receipts.
Tax-Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.
Model and Data Risk
One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Past Performance
The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund’s shares for each of the past 10 calendar years. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund’s benchmark, the MSCI World Ex U.S.A. Index – Net Dividends. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:
Highest:	21.68	% in	2nd Quarter 2020
Lowest:	(23.67)	% in	1st Quarter 2020
Clearwater International Fund Average Annual Total Returns
(For the Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Return Before Taxes	15.39%	13.58%	10.19%
Return After Taxes on Distributions	13.02%	12.53%	9.25%
Return After Taxes on Distributions and Sale of Fund Shares	10.93%	10.85%	8.25%
MSCI World Ex U.S.A. Index - Net Dividends (reflects no deduction for expenses)	12.62%	9.63%	7.84%
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or individual retirement account, after-tax returns are not relevant.
Fund Adviser and Portfolio Managers
The Fund’s adviser is CMC. FCI acts as a subadviser to the Fund, but does not provide day-to-day management.
Subadvisers	Portfolio Managers	Period of Service
Parametric	James Reber, Managing Director, Portfolio Management Thomas Seto, Head of Investment Management Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management	Messrs. Reber and Seto have been portfolio managers of the Fund since 2010. Ms. Li has been a portfolio manager of the Fund since 2017.
Artisan Partners	N. David Samra, Managing Director and Lead Portfolio Manager Ian P. McGonigle, CFA, Managing Director and Co-Portfolio Manager Joseph Vari, Co-Portfolio Manager	Mr. Samra has been a portfolio manager of the Fund since 2009. Messrs. McGonigle and Vari have been co- portfolio managers of the Fund since 2018.

Subadvisers	Portfolio Managers	Period of Service
LSV
Josef Lakonishok, Founding Partner, Chief Executive
Officer, Chief Investment Officer and Portfolio
Manager
Menno Vermeulen, CFA, Partner and Portfolio
Manager
Puneet Mansharamani, CFA, Partner and Portfolio
Manager
Greg Sleight, Partner and Portfolio Manager
Guy Lakonishok, CFA, Partner and Portfolio
Manager
All have been portfolio managers of the Fund since 2019.
WCM
Paul Black, President and Portfolio Manager
Peter Hunkel, Portfolio Manager and Business
Analyst
Mike Trigg, Portfolio Manager and Business Analyst
Sanjay Ayer, CFA, Portfolio Manager
Greg Ise, CFA, Portfolio Manager
Messrs. Black, Hunkel, and Trigg have been portfolio managers of the Fund since 2012. Messrs. Ayer and Ise have been portfolio managers of the Fund since 2019.
Purchase and Redemption of Fund Shares
Initial and subsequent investments in the Fund must be at least $1,000. You may exchange or redeem shares by telephone. Telephone exchange and redemption requests may be made by calling the transfer agent at (855) 684-9144 between 9:00 a.m. and 6:00 p.m. Eastern Time on any business day; provided that orders received will be processed at the net asset value per share next determined after receipt of your request in good order. You may also redeem your shares by mail; contact the transfer agent at the number above for more information.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax- deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Clearwater Core Equity Fund
Investment Objectives
Clearwater Core Equity Fund (the “Fund”) seeks  long-term growth of capital. The Fund’s investment objective is classified as non-fundamental and may be changed by the Board of Trustees without shareholder approval.
Principal Investment Strategies
Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), AQR Capital Management, LLC (“AQR”), and O’Shaughnessy Asset Management, LLC (“OSAM”). Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ prior written notice to shareholders.
Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund’s adviser considers a variety of factors in determining the allocation of the Fund’s assets among subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments such as capitalization, size, growth and profitability measures, valuation measures, economic sector weightings and earning and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 40% to 60% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of AQR and OSAM.
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Russell 1000® Index at any given time. In the tax loss-harvesting process, securities are sold primarily for their ability to reduce the tax impact of other securities being sold at a gain in the portfolio, or outside of the portfolio. Realized losses can often be used to offset gains from a variety of other sources or gains from other investment subadvisers, rebalancing decisions or subadviser changes, as applicable. This means that Parametric is not required to buy and sell securities to match changes in the composition of securities in the Russell 1000® Index. Instead, Parametric adjusts its portion of the Fund’s portfolio periodically to reflect the holdings and weightings of the Russell 1000® Index, while seeking to minimize realization of taxable gains. The market capitalization of the companies included in the Russell 1000® Index as of December 31, 2021, was between $181.1 million and $2.737 trillion.
AQR’s strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including futures contracts). AQR seeks to invest in attractively valued companies with positive momentum and stable businesses. AQR considers companies to be good value investments if they appear cheap based on multiple fundamental measures, such as price-to-book and price-to-earnings ratios relative to other securities in its relevant universe at the time of purchase. In assessing positive momentum, AQR favors securities with strong medium-term performance relative to other securities in its relevant universe at the time of purchase. Further, AQR favors stable companies in good business health, including those with strong profitability and stable earnings. AQR may add to or modify the economic factors employed in selecting securities. AQR may rely heavily on quantitative models as part of its investment strategy.
AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and quality. AQR’s approach generally invests in large cap U.S. companies, which it generally considers to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. AQR determines the weight of each security in the portfolio using a combination of its assessment of the liquidity of the security, the attractiveness of the security based on the factors described above and additional criteria that form part of AQR’s security selection process. AQR utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.

While AQR invests the portion of the Fund it manages significantly in common stocks, AQR may also invest in or use financial futures contracts, as well as exchange-traded funds and similar pooled investment vehicles (including real estate investment trusts), for hedging purposes and to gain exposure to the equity market. When selecting securities for the portfolio, AQR also employs a tax management strategy which considers the potential impact of federal income tax on the investment returns of the portion of the Fund it manages. AQR employs a variety of techniques designed to reduce the impact of taxes on portfolio returns, seeking to maximize after-tax returns.
OSAM’s strategy generally seeks to provide long-term capital appreciation by creating a portfolio with exposure to value and growth stocks, mostly large capitalization. OSAM seeks companies it deems to be high quality with low valuation ratios. OSAM selects stocks using a “bottom-up”, quantitative, model-driven approach. First, OSAM screens for stocks with greater than average market capitalizations. OSAM then screens out stocks with poor scores in the following composites: Value, Earning Quality, Earnings Growth, Momentum and Financial Strength. OSAM then uses shareholder yield and its Value composite to select value stocks and its Momentum composite to select growth stocks. OSAM uses a dynamic rebalancing process that regularly evaluates portfolio holdings and allows OSAM to achieve what it believes to be optimal security weights.
Overall, the Fund may be invested across all capitalization levels.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.
Active Management Risk
The adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, the Fund's performance will reflect in part the adviser’s or the subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Russell 1000® Index, the Fund faces a risk of poor performance if:
•
The Russell 1000® Index declines generally or performs poorly relative to other indexes or individual stocks.
•
The stocks of companies which comprise the Russell 1000® Index fall out of favor with investors.
•
An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 1000® Index.
Even though the Fund invests a portion of its assets in common stocks of companies represented in the Russell 1000® Index, the Fund cannot guarantee the performance of that portion of the Fund will match the Russell 1000® Index because:
•
The Fund does not invest in all components of the Russell 1000® Index in the weighting such components have in the Russell 1000® Index, but instead invests in a sample of securities included in the Russell 1000® Index;
•
The Fund must have an amount of cash or other liquid securities available to meet redemption requests;

•
Parametric manages the Fund to limit the tax liability to the Fund’s shareholders; and
•
Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the costs of buying and selling investments.
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.
Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
Small- and Medium-Sized Company Risk
To the extent a Fund subadviser invests in stocks of small- and medium-sized companies, that portion of the Fund’s assets will be subject to additional risks. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies, which may lead to a higher level of volatility. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.
Derivatives Risk
In general, a derivative instrument, including a futures contract, typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. The use of derivatives may also involve counterparty risk, which is the risk that other parties to an agreement or other participants in a transaction (e.g., a broker or swap counterparty), may default on a contract or fail to perform by failing to pay amounts due or failing to fulfill delivery conditions of the contract or transaction.
Model and Data Risk
One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Due to the importance of technology with respect to quantitative models, use of Models and Data carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the model.
The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.
A Fund subadviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
Tax-Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.
Investment Style Risks:
•
Value Investing Risk
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
•
Growth Investing Risk
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.
•
Momentum Investing Risk
Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Additional Risks of Investing in the Fund
Additional risks of investing in the Fund include:
Foreign Securities Market Risk
The Fund may invest in non-U.S. traded securities. There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country. Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions. In addition, international equity securities may under-perform other segments of the equity markets or the equity markets as a whole.
Emerging Markets Risk
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. Risk of loss may also be greater due to more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.
Currency Risk
Because the foreign securities in which a portion of the Fund’s assets may be invested, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.
Information Risk
Non-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies. As a result, less information may be available to investors concerning non-U.S. investments.
Convertible Securities Risk
A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities are subject to the risk that their issuers may default on their obligations. There can be no assurance of capital appreciation for convertible securities because securities prices fluctuate.
Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Investing in Investment Companies and Other Pooled Investment Vehicles Risk
The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in its value being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly. Investments in real estate investment trusts or securities with similar characteristics that pool investor’s capital to purchase or finance real estate investments involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase).

Clearwater Select Equity Fund
Investment Objectives
The Clearwater Select Equity Fund (the “Fund”) seeks  long-term growth of capital. The Fund’s investment objective is classified as non-fundamental and may be changed by the Board of Trustees without shareholder approval.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Equity securities in which the Fund invests consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While the Fund is permitted to invest in securities of any market capitalization, the Fund invests primarily in securities of micro-, small- and medium-sized companies. The Fund may obtain exposure to equity securities through investment in exchange-traded funds and other investment companies. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ prior written notice to shareholders.
CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Cooke & Bieler, L.P. (“Cooke & Bieler”), Jackson Square Partners, LLC (“Jackson Square”), Parametric Portfolio Associates LLC (“Parametric”), Pzena Investment Management LLC (“Pzena”), Rice Hall James & Associates, LLC (“RHJ”) and Wasatch Global Investors (“Wasatch”). FCI also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.
CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Cooke & Bieler, Jackson Square, Pzena, RHJ and Wasatch. A subadviser may focus its investments in micro-, small- and/or medium-sized companies.
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. In the tax loss-harvesting process, securities are sold primarily for their ability to reduce the tax impact of other securities being sold at a gain in the portfolio, or outside of the portfolio. Realized losses can often be used to offset gains from a variety of other sources or gains from other investment subadvisers, rebalancing decisions or subadviser changes, as applicable. This means that Parametric is not required to buy and sell securities to match changes in the composition of securities in the S&P SmallCap 600® Index. Instead, Parametric adjusts its portion of the Fund’s portfolio periodically to reflect the holdings and weightings of the S&P SmallCap 600® Index, while seeking to minimize realization of taxable gains. The market capitalization of the companies included in the S&P SmallCap 600® Index as of December 31, 2021 was between $285.8 million and $7.9 billion.
Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Potential investment ideas are subject to research and analysis using quantifiable factors with a focus on determining a business’s ability to generate attractive and sustainable returns. Cooke & Bieler also evaluates subjective factors, including management strategy and stewardship. Cooke & Bieler’s strategy is typically composed of 40 to 60 holdings, each generally with market capitalizations within the range of the Russell 2000® Index at the time of purchase.
Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom-up research process. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power, applying intensive fundamental research in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in its portfolio that meet all five of the following criteria: (1) the current valuation is low compared to the company’s normalized earnings power; (2) the current earnings are (typically) below historic norms; (3) Pzena judges that the problems are temporary; (4) Pzena believes that management has a viable strategy to generate earnings recovery; and (5) Pzena believes much of the downside risk is already factored into the stock’s price.

Jackson Square, using a bottom-up approach in selecting securities, seeks to select securities of companies that it believes have enhanced business models, strong cash flows, and the opportunity to generate consistent, long-term growth of intrinsic business value. Jackson Square typically considers a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. Through Jackson Square’s investment research process, it seeks to identify the companies that it believes will exceed the market’s expectations for: (1) free cash flow growth and (2) sustainable competitive advantage. Jackson Square purchases securities when it believes the market has not already reflected these expectations in the current stock price. Additionally, Jackson Square typically invests for a 3 to 5 year time horizon allowing it to seek to take advantage of discrepancies between short-term price movements and long-term fundamental prospects.
RHJ utilizes a Micro Cap Opportunities strategy that employs a fundamental, bottom-up analytical process to identify companies that meet three primary criteria: high earnings growth, high or improving return-on-invested capital (“ROIC”), and sustainable competitive advantages. RHJ’s philosophy is rooted in its belief that high relative returns are achieved by owning companies that not only exhibit earnings growth, but also can sustainably generate high returns on invested capital for long periods of time. Companies with improving ROIC are those RHJ expects to generate high RIOC within RHJ’s investment horizon as they grow. Sustainable competitive advantages are factors (such as patents or scale advantages) that RHJ believes will allow a company to maintain high returns and margins over a longer period of time. RHJ generally sells a stock if it determines that there has been an adverse change in the company’s fundamentals or competitive advantage, or relative valuation (for example, as a result of a change in the competitive dynamic of a company’s industry).
Wasatch’s Micro Cap Value investment strategy seeks to identify companies through a “bottom-up” process of fundamental analysis that are believed to be temporarily undervalued but have significant potential for stock appreciation. Wasatch primarily invests in value companies, but it may also invest in growth companies if it believes that a company’s current valuation is at a sufficient discount to its projected long-term earnings growth rate. Wasatch’s analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.
Wasatch typically looks for companies that it believes falls into one of these three categories at the time of purchase:
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Undiscovered Gems – Companies with good growth potential that have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth rate.
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Fallen Angels – High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long-term growth potential.
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Value Momentum – Valuation that is inexpensive relative to a company’s history, but a catalyst for future growth has been identified.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.
Active Management Risk
The Fund’s overall allocation to subadvisers is actively managed and the subadvisers also provide active management and as a result the Fund’s performance will reflect in part the adviser’s or the subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.

Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the S&P SmallCap 600® Index, the Fund faces a risk of poor performance if:
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The S&P SmallCap 600® Index declines generally or performs poorly relative to other indexes or individual stocks.
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The stocks of companies which comprise the S&P SmallCap 600® Index fall out of favor with investors.
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An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P SmallCap 600® Index.
Even though the Fund invests a portion of its assets in common stocks of companies represented in the S&P SmallCap 600® Index, the Fund cannot guarantee the performance of that portion of the Fund will match the S&P SmallCap 600® Index because:
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The Fund does not invest in all components of the S&P SmallCap 600® Index in the weighting such components have in the S&P SmallCap 600® Index, but instead invests in a sample of securities included in the S&P SmallCap 600® Index;
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The Fund must have an amount of cash or other liquid securities available to meet redemption requests;
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Parametric manages the Fund to limit the tax liability to the Fund’s shareholders; and
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Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the costs of buying and selling investments.
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.
Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
Small- and Medium-Sized Company Risk
Investment in stocks of small- and medium-sized companies may be riskier than investment in stocks of larger companies. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies, which may lead to a higher level of volatility. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.
Micro-Sized Company Risk
The Fund is also subject to the general risk that the stocks of micro-sized companies can involve greater risks than those associated with larger, more established companies. Micro-sized company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-sized stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-sized companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.

Investment Style Risks:
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Value Investing Risk.
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
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Growth Investing Risk.
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.
Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Convertible Securities Risk
A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities are subject to the risk that their issuers may default on their obligations. There can be no assurance of capital appreciation for a convertible security because securities prices fluctuate.
Exchange-Traded Fund (“ETF”) and Underlying Investment Company Risk
The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly. Investments in real estate investment trusts or securities with similar characteristics that pool investor’s capital to purchase or finance real estate investments involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase).
Tax-Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.

Clearwater Tax-Exempt Bond Fund
Investment Objectives
Clearwater Tax-Exempt Bond Fund (the “Fund”) seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. The Fund’s investment objective is classified as non-fundamental and may be changed by the Board of Trustees without shareholder approval.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in bonds that generate interest income subject to federal alternative minimum tax for individuals.
The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s 80% policy may not be changed without the affirmative vote of a majority of the Fund’s outstanding shares as defined under the Investment Company Act of 1940, as amended.
CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers, FCI and Sit Fixed Income Advisors II, LLC (“Sit”). Sit provides day-to-day management for the Fund. FCI also acts as a subadviser to the Fund, but does not provide day-to-day management. The Fund primarily invests in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by Sit. However, the Fund may invest up to 30% of its assets in bonds rated below investment grade (rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) and BBB- by Standard and Poor’s Corporation (“S&P”) or Fitch, commonly referred to as “junk” bonds) or determined to be of comparable quality by the subadviser. The Fund may not invest in bonds rated at the time of purchase lower than B3 by Moody’s or B- by S&P or Fitch Ratings. The Fund may invest in closed-end funds that invest in the same types of securities in which the Fund may invest directly.
Sit attempts to maintain an average effective duration for the portfolio of approximately three to eight years. Duration is a measure of the sensitivity of the price of a fixed-income security to changes in interest rates and is expressed as a number of years. A longer duration generally means the price is more sensitive to changes in interest rates. For every 1% change in interest rate, the Fund’s net asset value is expected to change inversely by approximately 1% for each year of duration. For example, a 1% increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years to decrease in value by approximately 5% (1% interest rate increase multiplied by the five-year duration). Sit selects bonds that offer high tax-exempt income. In selecting which bonds to buy and sell for the Fund, Sit analyzes the general outlook on the economy and interest rate forecasts, while also evaluating a security’s structure, credit quality, yield, maturity, and liquidity.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of fixed income securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact fixed income securities based on general market or economic conditions. These factors may include government economic outlooks, changes in interest rates, investor sentiment, or changes in government or tax policy. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund's investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact.

Active Management Risk
The Fund is actively managed and as a result the Fund’s performance will reflect in part the subadviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective. The Fund could, therefore, under-perform other mutual funds with similar investment objectives.
Credit Risk
The Fund could lose money if the issuers or guarantors of securities owned by the Fund default on the payment of principal or interest, or on other obligations to the Fund. The revenue bonds in which the Fund invests may entail greater credit risk than the
Fund’s investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds. Revenue bond prices can decline if related projects become unprofitable.
Municipal bonds are subject to the risk that political events, local business or economic conditions could have a significant effect on an issuer’s ability to make payments of principal and/or interest. On July 18, 2013, the City of Detroit filed for federal bankruptcy protection. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city’s outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. If the Fund were to hold securities that are affected by a bankruptcy filing or a default, the Fund’s investments in those securities may lose value, which could cause the Fund’s performance to decline. A security’s credit rating may reflect its degree of inherent credit risk. The value of the Fund may also be adversely affected by future changes in federal or state income tax laws.
Interest Rate Risk
Interest rate risk is the risk that a fixed income security will lose value because of changes in interest rates. An increase in interest rates likely will lower the Fund’s value and the overall return on your investment. The Fund is also subject to call or prepayment risk when, generally as a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Conversely, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy (such as tapering of the Federal Reserve Board’s quantitative easing program), rising inflation rates and general economic conditions. Currently, interest rates in the U.S. remain at relatively low levels, but they are expected to increase in the future. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s performance. To the extent the Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to value or sell some or all of its bond holdings at any given time.
Below Investment Grade Securities Risk
Investments in high-yield debt securities (commonly referred to as “junk” bonds) are sometimes considered speculative as they present a greater risk of loss than higher quality debt securities. Such securities may, under certain circumstances, be less liquid than higher rated debt securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Tax Risk
There is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Investing in Closed-End Funds Risk
Closed-end funds generally do not continuously offer their shares for sale. Rather, they sell a fixed number of shares at one time, after which the shares typically trade on a secondary market, such as the New York Stock Exchange. The price of closed-end fund shares that trade on a secondary market is determined by the market and may be greater or less than the shares’ net asset value. Closed-end fund shares generally are not redeemable. The investment portfolios of closed-end funds generally are managed by investment advisers.
Please note that, under normal circumstances, the Clearwater Tax-Exempt Bond Fund is not a suitable investment for tax-deferred accounts.
Please note that the Fund is not a money market fund and is not intended to be a money market fund substitute. The Fund does not attempt to maintain a stable net asset value and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.
Shareholder Information on Taxes
The Fund could generate some taxable income and may realize taxable gains on the sale of its securities or other transactions. Generally, distributions of interest income from the Fund’s tax-exempt securities are exempt from federal income tax, and distributions from other sources, including capital gain distributions, are not. You should consult a tax adviser about any taxes, including state and local taxes, on your Fund distribution.

Clearwater International Fund
Investment Objectives
The Clearwater International Fund (the “Fund”) seeks  long-term growth of capital. The Fund’s investment objective is classified as non-fundamental and may be changed by the Board of Trustees without shareholder approval.
Principal Investment Strategies
Under normal market conditions, the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States.
Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). The Fund defines emerging markets to be markets that are included in the MSCI Emerging Markets Index and defines frontier markets to be markets that are included in the MSCI Frontier Markets 100 Index. The Fund may invest in master limited partnerships. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ prior written notice to shareholders.
CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates LLC (“Parametric”), Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management, LLC (“WCM”), and LSV Asset Management (“LSV”). FCI also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC.
CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 30% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Artisan Partners, WCM and LSV. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time.
In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes.
Parametric
As noted above, Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after-tax return.

Even though the passively-managed portion of the Fund invests substantially all of its assets in common stocks of companies represented in the MSCI World Ex U.S.A. Index - Net Dividends, the investment results of that portion of the Fund will not mirror the MSCI World Ex U.S.A. Index - Net Dividends perfectly because: the Fund does not invest in all components of the MSCI World Ex U.S.A. Index - Net Dividends in the weighting such components have in the MSCI World Ex U.S.A. Index - Net Dividends, but instead invests in a sample of securities included in the MSCI World Ex U.S.A. Index - Net Dividends; the Fund must have an amount of cash or other liquid securities available to meet redemption requests; Parametric manages the Fund to limit the tax liability to the Fund’s shareholders; and the Fund bears certain expenses the MSCI World Ex U.S.A. Index - Net Dividends does not bear.
Artisan Partners
The portion of the Fund’s portfolio allocated to Artisan Partners is invested primarily in stocks of non-U.S., including emerging markets, companies of all sizes. Artisan Partners employs a fundamental stock selection process focused on identifying long-term growth opportunities, and generally buys and sells securities based on that process. Artisan Partners typically invests its portion of the Fund’s assets in securities representing at least 5 countries outside the U.S.
WCM
The portion of the Fund’s portfolio allocated to WCM’s Focused Growth International strategy is invested in approximately 30-40 large capitalization non-U.S. companies (companies with market capitalizations greater than $3.5 billion). The portion of the Fund’s portfolio allocated to WCM’s International Small Cap Growth strategy is invested in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Ex-US Small Cap Index at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which this portion of the Fund invests may vary with market conditions. In both strategies, WCM seeks to identify companies believed to have above-average potential for growth in revenue and earnings.
LSV
The portion of the Fund’s portfolio allocated to LSV is invested primarily in stocks of non-U.S., small cap and, to a lesser extent, micro cap, equity securities. LSV seeks to invest in securities of any company with a market capitalization greater than U.S. $20 million.
LSV uses its proprietary quantitative investment model to manage the Fund’s assets. The primary components of the investment model are: 1) indicators of fundamental undervaluation, such as high dividend yield, low price-to-cash flow ratio or low price-to-earnings ratio; 2) indicators of past negative market sentiment, such as poor past stock price performance; 3) indicators of recent momentum, such as high recent stock price performance; and 4) control of incremental risk relative to the benchmark. All such indicators are measured relative to the overall universe of non-U.S. equities. This investment strategy can be described as a “contrarian value” approach. LSV relies extensively on its quantitative investment model, as to the advisability of investing in a particular country or company. LSV’s quantitative investment model does not take into account the economic conditions, such as inflation rates and trade balances, regulatory or currency controls, accounting standards, or political or social conditions of any country in which the Fund invests. LSV’s reason for making any investment decision, including whether or not to invest in any country or company, is generally whether it has received a buy or sell signal from its proprietary quantitative investment model.
Additional Information as to How Subadvisers Select the Fund’s Investments
The Fund’s subadvisers select securities that they believe will help the Fund to reach its objective.
Parametric
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. This means that the Fund is not required to buy and sell securities to match changes in the composition of securities in the MSCI World Ex U.S.A. Index - Net Dividends. Instead, the subadviser adjusts the Fund’s portfolio periodically to reflect the holdings and weightings of the MSCI World Ex U.S.A. Index - Net Dividends but only after consideration of the Fund’s policy to minimize realization of taxable gains.
With respect to the Fund’s assets allocated to Parametric, Parametric will seek capital growth while considering tax consequences arising from the Fund’s portfolio management activities. Parametric’s allocation will attempt to reduce the amount of capital gains the Fund realizes under U.S. tax laws in three primary ways: replicate the performance of the MSCI World Ex U.S.A. Index - Net Dividends while minimizing the realization of capital gains; realize capital losses in the Parametric portfolio to offset capital gains arising in other subadviser portfolios; and minimize wash sale issues between the Parametric portfolio and other subadviser portfolios by limiting transactions in the Parametric portfolio that would be deemed constructive sales based on recent activity of other subadvisers.
Artisan Partners
Artisan Partners employs a fundamental investment process to construct a diversified portfolio of securities of undervalued non-U.S. companies of all sizes. Artisan Partners’ strategy is to focus on high quality, undervalued companies with strong balance sheets and shareholder-oriented management teams. Artisan Partners focuses on four key characteristics: undervaluation, business quality, financial strength, and shareholder-oriented management. Companies that make it through Artisan Partners’ analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the company’s stock to Artisan Partners’ estimate of the company’s intrinsic value. Artisan Partners manages the portfolio by generally taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for investment-related concerns, including diversification, risk management, and liquidity). As part of the investment process, the team considers financially material environmental, social and governance factors alongside other fundamental research.
WCM
WCM uses a bottom-up approach that seeks to identify companies believed to have above-average potential for growth in revenue and earnings. WCM’s investment process seeks companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; little or no debt; and attractive relative valuations. In selecting securities, WCM also considers other factors including, among others, political risk, monetary policy risk, and regulatory risk specific to an issuer’s country of domicile.
LSV
In selecting securities for the fund, LSV focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. LSV utilizes a proprietary quantitative investment model in managing the Fund and buy and sell decisions are generally made based on signals from the model.
Principal Risks of Investing in the Fund
Please remember that with any mutual fund investment you may lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
Market Risk
The price of equity securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Fund holds, and may adversely affect the Fund’s investments and operations. The transmission of COVID-19 and efforts to contain its spread could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.
Active Management Risk
The adviser may actively allocate the Fund’s assets among subadvisers and, in addition, certain subadvisers provide active management. As a result, its performance will reflect in part the adviser’s or the subadvisers’ ability to make investment decisions that are suited to achieving the Fund’s investment objective. To the extent it is actively managed, the Fund could under-perform other mutual funds with similar investment objectives.

Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the MSCI World Ex U.S.A. Index - Net Dividends, the Fund faces a risk of poor performance if:
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The MSCI World Ex U.S.A. Index - Net Dividends declines generally or performs poorly relative to other indexes or individual stocks.
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The stocks of companies which comprise the MSCI World Ex U.S.A. Index - Net Dividends fall out of favor with investors.
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An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the MSCI World Ex U.S.A. Index - Net Dividends.
Even though the Fund invests a portion of its assets in common stocks of companies represented in the MSCI World Ex U.S.A. Index - Net Dividends, the Fund cannot guarantee the performance of that portion of the Fund will match the MSCI World Ex U.S.A. Index - Net Dividends because:
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The Fund does not invest in all components of the MSCI World Ex U.S.A. Index - Net Dividends in the weighting such components have in the MSCI World Ex U.S.A. Index - Net Dividends, but instead invests in a sample of securities included in the MSCI World Ex U.S.A. Index - Net Dividends;
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The Fund must have an amount of cash or other liquid securities available to meet redemption requests;
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Parametric manages the Fund to limit the tax liability to the Fund’s shareholders; and
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Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the costs of buying and selling investments.
Multi-Manager Risk
Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. As a general proposition, a multi-manager approach increases the Fund’s portfolio turnover rate over the portfolio turnover rate of a single manager fund which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, higher brokerage commissions and other transaction costs. The subadvisers selected may under-perform the market generally or other subadvisers that could have been selected for the Fund.
Equity Securities Risk
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
Small- and Medium-Sized Company Risk
To the extent a Fund subadviser invests in stocks of small- and medium-sized companies, that portion of the Fund’s assets will be subject to additional risks. Stocks of small- and medium-sized companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium-sized companies at the desired time and price.
Micro-Sized Company Risk
The Fund is also subject to the general risk that the stocks of micro-sized companies can involve greater risks than those associated with larger, more established companies. Micro-sized company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-sized stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-sized companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.
Investment Style Risks:
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Value Investing Risk.
To the extent a Fund subadviser employs a value style strategy, that portion of the Fund’s assets is subject to the possibility that value stocks may fall out of favor or perform poorly relative to other types of investments. With value investing, there is the risk that the market will not recognize that the securities selected are undervalued and they might not appreciate in value in the way the subadviser anticipates.
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Growth Investing Risk.
To the extent a Fund subadviser employs a growth style strategy, that portion of the Fund’s assets is subject to the possibility that these stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. Growth investing does not guarantee a profit or eliminate risk.
Foreign Securities and Currency Risks:
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Foreign Securities Market Risk
There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country. Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions. In addition, international equity securities may under-perform other segments of the equity markets or the equity markets as a whole.
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Emerging Markets Risk
The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. Risk of loss may also be greater due to more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.
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Currency Risk
Because the foreign securities in which the Fund invests, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.
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Information Risk
Non-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies. As a result, less information may be available to investors concerning non-U.S. investments.

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Investment Restriction Risk
Some countries restrict foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
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Political and Economic Risks
International investing subjects investors to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets.
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Foreign Currency Hedging Transaction Risk
In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts. If the adviser’s or subadviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions. Additionally, the Fund’s hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.
Futures and Options Risk
Futures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of a security or future underlying an option, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.
Preferred Securities Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Exchange-Traded Fund (“ETF”) and Underlying Investment Company Risk
The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly. Investments in real estate investment trusts or securities with similar characteristics that pool investor’s capital to purchase or finance real estate investments involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase).
Depositary Receipts Risk
The Fund may invest in foreign securities through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stocks, a Fund can avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. Investment in Depositary Receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”) is subject to additional risks. The issuers of Unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the Unsponsored Depositary Receipts. Further, the prices of Unsponsored Depositary Receipts may be more volatile than the prices of sponsored depositary receipts.
Tax-Managed Investment Risk
Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.
Model and Data Risk
One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments. Due to the importance of technology with respect to quantitative models, use of Models and Data carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the model.
The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.
A Fund subadviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.

Other Investments and Investment Strategies
Fixed Income Securities.  Each Fund may invest in fixed income securities including bonds and notes. Clearwater Core Equity Fund (the “Core Equity Fund”) will generally only invest in fixed income securities of companies represented in the Russell 1000® Index, if any. The Funds’ fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, deferred, payment in kind and auction rate features. Each Fund’s fixed income securities may be of any maturity. The Core Equity Fund and the Clearwater Select Equity Fund (the “Select Equity Fund”) will only invest in fixed income securities rated investment grade. The Clearwater International Fund (the “International Fund”) may invest in fixed income securities that are not rated investment grade.
Credit Quality and Risk.  Securities are investment grade if they:
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are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization;
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have received a comparable short-term or other rating; or
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are unrated securities that the Fund’s subadviser believes to be of comparable quality.
The value of a Fund’s fixed income securities may go down if:
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interest rates rise, which will make the prices of fixed income securities go down; or
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the issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.
Derivatives.  Each Fund may utilize several different types of derivatives for various purposes expanded on further below. The Core Equity Fund, International Fund and Select Equity Fund may engage in options trading on securities and securities indices. Options trading involves buying (“purchasing”) or selling (“writing”) the right to buy (“call”) or sell (“put”) an underlying security at a future date. The Core Equity Fund, International Fund and Select Equity Fund may also engage in futures and options on futures trading on various underlying instruments. A future is an agreement to buy or sell an underlying instrument at a future date. Futures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of a security underlying an option, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. The Core Equity Fund’s use of derivatives may be limited as a significant portion of the Fund is managed with a strategy of minimizing tax liability and maintaining a low turnover rate.
In addition, the International Fund may enter into foreign currency exchange contracts in order to hedge against adverse movements in currency exchange rates. If the adviser’s or subadviser’s forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions. Additionally, the Fund’s hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts options, futures contracts, or options on futures contracts for speculative purposes. Futures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of a security or future underlying an option, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.
The Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) may invest in options by buying or selling puts or calls on debt securities that are exchange-traded, and may also invest in interest rate futures contracts, interest rate index futures contracts and options on such contracts. The Tax-Exempt Bond Fund may only engage in these transactions as a defensive strategy or in order to hedge its portfolio in fixed income securities which may be exposed to the risk of changing interest rates, each a type of risk management.
The Core Equity Fund and Tax-Exempt Bond Fund may each enter into swap agreements and the Tax-Exempt Bond Fund may invest in swaptions. Swap agreements are two-party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments. The Core Equity Fund may enter into equity swap agreements and equity index swap agreements for hedging purposes and to gain exposure to the equity market. The Tax-Exempt Bond Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Tax- Exempt Bond Fund may also use swaptions for such purposes, including to manage or adjust the Fund’s duration or exposures. Swaptions are contracts that give a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In a bilateral swap, a Fund also bears the risk of default by its swap counterparty. Certain swaps are centrally-cleared and will eventually be exchange-traded. Although central clearing is expected to decrease the credit risk involved in bilateral swaps, central clearing would not make the contracts risk-free. Exchange-trading is expected to improve swap liquidity, but there is no guarantee that a Fund could consider exchange-traded swaps to be liquid. Additionally, in a centrally-cleared swap, a Fund would bear the risk of a default of the central clearing counterparty.
Even a small investment in derivative contracts can have a big impact on the Funds’ market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.
As an open-end investment company registered with the U.S. Securities and Exchange Commission (“SEC” or the “Commission”), each Fund is subject to the federal securities laws, including the Investment Company Act of 1940, as amended, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, each Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of futures contracts that are not contractually required to cash settle, for example, each Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, each Fund is permitted to set aside liquid assets in an amount equal to each Fund’s daily marked-to-market net obligations (i.e., each Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value.
As discussed in more detail in the SAI, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. In connection with the final rule, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Fund’s asset segregation and cover practices discussed therein.
Foreign Securities.  The Core Equity Fund may invest up to 20% of its total assets and the Select Equity Fund may invest up to 25% of its total assets in securities of foreign issuers from a variety of countries, including emerging markets. The Core Equity Fund’s foreign securities will primarily be limited to those that are represented in the Russell 1000® Index. The Fund may, however, hold foreign securities not contained in the Russell 1000® Index. Many foreign countries in which the Funds may invest have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.
ETFs and Investment Companies.  Each Fund may invest in ETFs and investment companies. The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.
Depositary Receipts.  The Core Equity Fund, Select Equity Fund and International Fund may invest in foreign securities through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stocks, a Fund can avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. A Fund is permitted to invest in Depositary Receipts that are not sponsored by a financial institution (“Unsponsored Depositary Receipts”). The issuers of Unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding their issuers and there may not be a correlation between such information and the market value of the Unsponsored Depositary Receipts. Further, the prices of Unsponsored Depositary Receipts may be more volatile than the prices of sponsored depositary receipts.
ReFlow Liquidity Program.  Each Fund may participate in the liquidity program offered by ReFlow Fund, LLC (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares (the “ReFlow Liquidity Program”). The ReFlow Liquidity Program provides each Fund with a potential source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 14 days) or at other times at ReFlow’s discretion.

While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in kind policies described below under “Exchanging and Redeeming Shares.” For the use of the ReFlow Liquidity Program, a Fund pays a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among funds participating in the ReFlow Liquidity Program. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund. ReFlow’s purchases of Fund shares through the ReFlow Liquidity Program are made on an investment-blind basis without regard to the Fund’s investment objective, policies, or anticipated performance. ReFlow purchases are not subject to any investment minimum applicable to such shares. ReFlow is under no obligation to purchase Fund shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. The Funds’ investment manager believes that the ReFlow Liquidity Program may assist in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the investment adviser and subadvisers may also benefit.
Portfolio Turnover.  Parametric believes that a passive portfolio management strategy, combined with tax management techniques, provides the best opportunity for optimal after-tax total return. Parametric also believes that passive portfolio management will limit the International Fund’s and Core Equity Fund’s portfolio turnover rate to a lower level than if each Fund were completely actively managed. Although the Core Equity Fund’s and the International Fund’s passively-managed allocation do not purchase or sell securities for short-term profits, each Fund will sell portfolio securities without regard to the amount of time they have been held whenever such action seems advisable.
Although the Select Equity Fund, Tax-Exempt Bond Fund, and the actively-managed portions of the Core Equity Fund and International Fund do not generally purchase or sell securities for short-term profits, any of the Funds may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could decrease a Fund’s performance, and may result in increased net short-term capital gains, distributions that are taxable to shareholders as ordinary income.
Temporary Defensive Investments.  When in the judgment of its subadvisers, adverse market conditions warrant, each Fund may adopt a temporary defensive position by investing up to 100% of its assets in cash and cash equivalents. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.
Portfolio Holdings.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).
Lending of Portfolio Securities.  Core Equity Fund, Select Equity Fund and International Fund may earn additional income by lending portfolio securities to brokers/dealers that are members of the New securities to broker/dealers that are members of the New York Stock Exchange (the “NYSE”) and other financial institutions under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. However, at no time will the value of securities loaned by any Fund exceed 33 1/3% of such Fund’s total assets. A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also will receive compensation based on investment of the collateral. A Fund will not, however, have the right to vote any securities having voting rights during the existence of the loan, but will attempt to call the loan in anticipation of an important vote to be taken among holders of the securities or of an opportunity to give or withhold consent on a material matter affecting the investment.

Management
Management Services and Fees
Clearwater Management Co., Inc. (“CMC”) serves as the Funds’ investment manager. CMC is a privately owned registered investment adviser. The investment manager has been in the investment management business since 1987. Its address is 30 East Seventh Street, Suite 2000, St. Paul, Minnesota 55101. Clearwater Investment Trust (the “Trust”) and CMC have received an exemptive order from the Commission permitting CMC, subject to the approval of the Board of Trustees of the Trust, to select subadvisers to serve as portfolio managers of the Funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. CMC has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser. As a result, CMC selects and supervises subadvisers for the Funds and administers the Funds’ business operations. Under its management contract with each Fund, CMC is also responsible for paying directly or reimbursing the Funds for all direct expenses other than commissions and other direct charges relating to the purchase and sale of portfolio securities and other assets, taxes, interest and extraordinary expenses, including without limitation, litigation expenses. For these services for the fiscal year ended December 31, 2021, CMC was contractually entitled to receive a fee from the Core Equity Fund, the Select Equity Fund, the Tax- Exempt Bond Fund and the International Fund equal to 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets.
For the fiscal year ended December 31, 2021, CMC received a fee, after waivers, from the Core Equity Fund, the Select Equity Fund, the Tax-Exempt Bond Fund and the International Fund equal to 0.27%, 0.88%, 0.28% and 0.63%, respectively, of each Fund’s average daily net assets.
Effective October 1, 2021, CMC has voluntarily agreed to waive a portion of the management fee for the Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.27% of the Fund’s average daily net assets. Effective April 1, 2022, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Select Equity Fund and the International Fund to achieve an effective management fee rate equal to 0.26%, 0.93% and 0.65%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.
A discussion regarding the basis for the Board of Trustees’ approval of the management contract with CMC and each subadvisory contract is included in the annual report of the Trust for the fiscal year ended December 31, 2021. William Driscoll is CMC’s Chairman, President and Treasurer.
CMC has engaged Parametric as a subadviser to select investments for a portion of the Core Equity Fund, a portion of the Select Equity Fund and a portion of the International Fund. Parametric is a Seattle, Washington based investment manager that has been providing investment advisory services since its formation in 1987. Parametric serves its clients through offices located in Seattle, WA, Minneapolis, MN, Boston, MA, New York, NY, Westport, CT and Sydney, Australia. As of December 31, 2021, Parametric’s assets under management totaled approximately $428.9 billion. Parametric is a wholly-owned indirect subsidiary of Eaton Vance Corp., a publicly held company that is traded on the New York Stock Exchange under the ticker symbol EV. Parametric is located at 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104.
CMC has engaged Cooke & Bieler, L.P. (“Cooke & Bieler”) as a subadviser to select investments for the Select Equity Fund. Cooke & Bieler is a registered investment adviser under the Advisers Act. Cooke & Bieler was organized in 2001 as a limited partnership under the laws of the Commonwealth of Pennsylvania. Cooke & Bieler’s address is Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103. As of December 31, 2021, Cooke & Bieler had approximately $11.9 billion in assets under management.
CMC has engaged Pzena Investment Management LLC (“Pzena”) as a subadviser to select investments for the Select Equity Fund. Pzena is a registered investment adviser under the Advisers Act. Pzena is a Delaware limited liability company formed in 1995. Pzena’s address is 320 Park Avenue, 8th Floor, New York, NY 10022. As of December 31, 2021, Pzena had approximately $52.5 billion in assets under management.
CMC has engaged Rice Hall James & Associates, LLC (“RHJ”) as a subadviser to select investments for a portion of the Select Equity Fund. RHJ is an employee-owned Delaware limited liability company and is a registered investment adviser under the Advisers Act. RHJ’s address is 600 West Broadway, Suite 1000, San Diego, California 92101. As of December 31, 2021, RHJ had approximately $2.95 billion in assets under management.
CMC has engaged Wasatch Global Investors (“Wasatch”) as a subadviser to select investments for a portion of the Select Equity Fund. Wasatch is a 100% employee-owned firm and is a registered investment adviser under the Advisers Act. Wasatch’s address is 505 Wakara Way, 3rd Floor, Salt Lake City, UT, 84108. As of December 31, 2021, Wasatch had approximately $39.5 billion in assets under management.

CMC has engaged Sit Fixed Income Advisors II, LLC (“Sit”), a subsidiary of Sit Investment Associates, Inc., as subadviser to select investments for the Tax-Exempt Bond Fund. Sit, which is organized under the laws of the State of Minnesota and is registered under the Advisers Act, devotes its time to investment counseling and provides advice, management and other services to investors and accounts, including other mutual funds. Sit’s address is 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402-4130. As of December 31, 2021, Sit had approximately $17.3 billion in assets under management.
CMC has engaged Artisan Partners Limited Partnership (“Artisan Partners”) as a subadviser to select investments for a portion of the International Fund. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP, a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc. (“APAM”), a publicly-traded Delaware corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings LP during 2009. Artisan Partners Holdings LP was founded in December 1994 and began providing investment management services in March 1995. The principal address of Artisan Partners is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. As of December 31, 2021, Artisan Partners had approximately $175 billion in assets under management.
CMC has engaged AQR Capital Management, LLC (“AQR”) as a subadviser to select investments for a portion of the Core Equity Fund. AQR is a registered investment adviser under the Advisers Act. AQR is a Delaware limited liability company formed in 1998. As of December 31, 2021, AQR had approximately $123.5 billion in assets under management. AQR’s address is Two Greenwich Plaza, Greenwich, CT 06830.
CMC has engaged O’Shaughnessy Asset Management, LLC (“OSAM”) as a subadviser to select investments for a portion of the Core Equity Fund. OSAM has been a registered investment adviser under the Advisers Act since 2007. As of December 31, 2021, OSAM had approximately $6.8 billion in assets under management. OSAM is a wholly-owned indirect subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton. OSAM’s principal office is located at 6 Suburban Avenue, Stamford, CT 06901.
CMC has engaged WCM Investment Management, LLC (“WCM”) as a subadviser to select investments for a portion of the International Fund. WCM is a Delaware limited liability company founded in 1976 and has been registered with the Commission as an investment adviser under the Advisers Act since 1976. Kurt Winrich, Chairman, and Paul Black, President, are deemed to be control persons of WCM by virtue of each holding greater than 25% of the aggregate ownership of WCM. WCM is located at 281 Brooks Street, Laguna Beach, California 92651-2974. As of December 31, 2021, WCM had approximately $107.5 billion in assets under management.
CMC has engaged LSV Asset Management (“LSV”) as a subadviser to select investments for a portion of the International Fund. LSV is a registered investment adviser under the Advisers Act. LSV was organized in 1994 as a general partnership and is governed by the laws of the State of Delaware. LSV’s address is 155 North Wacker Drive, Suite 4600, Chicago, IL 60606. As of December 31, 2021, LSV had approximately $109 billion in assets under management.
CMC has engaged Jackson Square Partners, LLC (“Jackson Square”) as a subadviser to select investments for a portion of the Select Equity Fund. Jackson Square is organized as a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Jackson Square’s address is One Letterman Drive, Building A, Suite A3-200, San Francisco, CA 94129. As of December 31, 2021, Jackson Square had approximately $14.7 billion in total assets which includes approximately $2.4 billion in non-discretionary assets under advisement.
CMC has engaged Fiduciary Counselling, Inc. (“FCI”) as a subadviser for each Fund. FCI is a registered investment adviser under the Advisers Act, with its principal executive office located at 30 East 7th Street, Suite 2000, St. Paul, Minnesota 55101-4930. FCI was founded in 1941, and provides discretionary and nondiscretionary investment services consistent with the individual needs and objectives of each client account. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by CMC. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by CMC.

The Portfolio Managers
The portfolio managers are primarily responsible for the day-to-day operation of the Funds indicated beside their names.
Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Core Equity Fund	Parametric	James Reber	2010
James Reber is responsible for portfolio management of
Parametric’s Private Client Direct Group, primarily serving
Parametric’s wealth management and family office client base.
The Private Client Direct Group manages US, non-US and
global Custom Core® portfolios. Prior to joining Parametric in
2004, James was a Senior Associate with Standard and Poor’s
Corporate Value Consulting Group providing financial valuation services to IT and technology industries. He earned an M.B.A.
from the University of Washington and a B.S. in chemical
engineering from Michigan State University.

Core Equity Fund	Parametric	Thomas Seto	2010
Thomas Seto is responsible for all portfolio management and
trading related to our equity strategies. Prior to joining
Parametric in 1998, Thomas served as the Head of US Equity
Index Investments at Barclays Global Investors. He earned an
M.B.A. in finance from the University of Chicago Booth School of Business and a B.S. in electrical engineering from the
University of Washington.

Core Equity Fund	Parametric	Xiaozhen Li,PhD, CFA	2017
Xiaozhen Li is supervisor for Parametric’s Private Client Direct
Group that manages US, developed non-US, and global Custom
Core® portfolios, primarily serving Parametric’s wealth
management, family office, and institutional client base. She has been with the company since 2000. She earned a Ph.D. in
economics and an M.S. in physics from the University of
Washington.

Core Equity Fund	AQR	Clifford S. Asness	2015
Clifford S. Asness, Ph.D., M.B.A., is the Managing and
Founding Principal of AQR. Dr. Asness cofounded AQR in 1998
and serves as its chief investment officer. He earned a B.S. in economics from the Wharton School and a B.S. in engineering
from the Moore School of Electrical Engineering at the
University of Pennsylvania, as well as an M.B.A. and a Ph.D. in finance from the University of Chicago.

Core Equity Fund	AQR	Michele L. Aghassi	2020
Michele L. Aghassi, Ph.D., is a Principal of AQR. Dr. Aghassi
joined AQR in 2005 and serves as a portfolio manager for the firm’s equity strategies. Dr. Aghassi earned a B.S. in applied mathematics from Brown University and a Ph.D. in operations
research from the Massachusetts Institute of Technology.

Core Equity Fund	AQR	Andrea Frazzini	2015
Andrea Frazzini, Ph.D., M.S., is a Principal of AQR. Dr. Frazzini
joined AQR in 2008 and is the Head of AQR’s Global Stock
Selection team. He earned a B.S. in economics from the
University of Rome III, an M.S. in economics from the London
School of Economics and a Ph.D. in economics from Yale
University.

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Core Equity Fund	AQR	John J. Huss	2022
John J. Huss is a Principal of AQR. Mr. Huss rejoined AQR in
2013 and is a researcher and portfolio manager for the firm’s equity and multi-asset class strategies. Mr. Huss earned a S.B. in mathematics from the Massachusetts Institute of Technology.

Core Equity Fund	AQR	Lars N. Nielsen	2020
Lars N. Nielsen, M.Sc., is a Principal of AQR. He joined AQR in
2000, is the Co-Head of Portfolio Management, Research, Risk
and Trading and is a member of the firm’s Executive Committee.
Lars N. Nielsen earned a B.S. and a M.S. in economics from the
University of Copenhagen.

Core Equity Fund	AQR	Nathan Sosner	2022
Nathan Sosner, Ph.D., is a Principal of AQR. Dr. Sosner joined
AQR in June 2015 and is Head of the Specialized Investments
Group, which focuses on situations where laws and regulations have meaningful effects on trading decisions, portfolio design and the choice of investment vehicles. Dr. Sosner earned a B.A.
and M.A. in economics from Tel Aviv University and a Ph.D. in economics from Harvard University.

Core Equity Fund	OSAM	Jim O’Shaughnessy	2015	Chairman, Co-Chief Investment Officer and Portfolio Manager at OSAM. Jim O’Shaughnessy has held these positions at OSAM since July 2007.
Core Equity Fund	OSAM	Patrick O’Shaughnessy, CFA	2015
Chief Executive Officer and Portfolio Manager at OSAM.
Patrick O’Shaughnessy has been a Portfolio Manager for the
strategy since July 2011. Previously, Patrick O’Shaughnessy had been a Research Analyst at OSAM since July 2007.

Core Equity Fund	OSAM	Chris Meredith, CFA	2015	Director of Research, Co-Chief Investment Officer and Portfolio Manager at OSAM. Chris Meredith has held these positions at OSAM since July 2007.
Core Equity Fund	OSAM	Scott Bartone, CFA	2015	Chief Operating Officer, Portfolio Manager at OSAM. Scott Bartone has been a Portfolio Manager for the strategy since July 2011. Previously, he had been a trader at OSAM since June 2008.
Select Equity Fund	Jackson Square	Christopher Bonavico	2020
Chris Bonavico is a founding partner of Jackson Square
(inception May 2014). Prior to joining Jackson Square as a
portfolio manager and equity analyst, he was a member of the
Focus Growth Equity team while it was part of Delaware
Investments. Before that, Mr. Bonavico was a principal and
portfolio manager at Transamerica Investment Management,
where he managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1993, he was a
research analyst for Salomon Brothers. Mr. Bonavico received a bachelor’s degree in economics from the University of Delaware.

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Select Equity Fund	Jackson Square	Kenneth Broad	2020
Ken Broad is a founding partner of Jackson Square (inception
May 2014). Prior to joining Jackson Square as a portfolio
manager and equity analyst, he was a member of the Focus
Growth Equity team while it was part of Delaware Investments.
Mr. Broad joined Transamerica Investment Management in
2000, where he managed sub-advised funds and institutional
separate accounts, leaving as a principal and portfolio manager.
Previously, he was a portfolio manager with The Franklin
Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick.
Mr. Broad earned an MBA from the University of California at
Los Angeles and a bachelor’s degree in economics from Colgate
University.

Select Equity Fund	Jackson Square	Ian Ferry	2020
Ian Ferry is a founding partner of Jackson Square (inception
May 2014). Prior to joining Jackson Square as a portfolio
manager and research analyst, he was a member of the Focus
Growth Equity team while it was part of Delaware Investments.
Prior to that, Mr. Ferry was an equity research analyst with
Fidelity from August 2010 to October 2011, an analyst intern with Carson Capital in the summer of 2009, with HarbourVest
Partners from 2005 to 2008 in its private equity group, and with
Houlihan Lokey in 2004 as a financial analyst. He earned a
bachelor’s degree in finance from Tulane University and an
MBA with a concentration in management from The Wharton
School at the University of Pennsylvania.

Select Equity Fund	Cooke & Bieler	Michael M. Meyer, CFA	2017
Michael Meyer, CFA, is a Partner and Analyst/Portfolio
Manager. Michael Meyer earned his undergraduate degree in
Economics from Davidson College, graduating with distinction.
In 1993, following four years at Sterling Capital Management as an equity analyst and head equity trader, Michael Meyer earned his M.B.A. in Finance from the Wharton School of Business and joined Cooke & Bieler

Select Equity Fund	Cooke & Bieler	Edward W. O’Connor, CFA	2017
Edward O’Connor, CFA, is a Partner and Analyst/Portfolio
Manager. Edward O’Connor graduated with honors in
Economics and Philosophy from Colgate University. He served
as a U.S. diplomat in Cuba and Guatemala prior to receiving his
M.B.A. with concentrations in Finance and International
Business in 1999 from the University of Chicago. He then
joined Cambiar Investors where he worked as an equity analyst and portfolio manager until 2001. Edward O’Connor joined
Cooke & Bieler in 2002.

Select Equity Fund	Cooke & Bieler	R. James O’Neil, CFA	2017
R. James O’Neil, CFA, is a Partner and Analyst/Portfolio
Manager. R. James O’Neil received his undergraduate degree in
Economics from Colby College, graduating with distinction. He was an Investment Officer in the Capital Markets Department at
Mellon Bank for three years before entering Harvard Business
School to earn his M.B.A. R. James O’Neil joined Cooke &
Bieler in 1988.

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Select Equity Fund	Cooke & Bieler	Mehul Trivedi, CFA	2017
Mehul Trivedi, CFA, is a Partner and Analyst/Portfolio Manager.
Mehul Trivedi graduated magna cum laude with dual degrees in both Economics (with concentrations in Finance and Statistics)
and International Relations from the University of Pennsylvania.
After working as a fixed-income analyst at Blackrock Financial
Management and then as a product manager at PNC Asset
Management, Mehul Trivedi earned his M.B.A. from the
Wharton School of Business, joining Cooke & Bieler in 1998.

Select Equity Fund	Cooke & Bieler	William Weber, CFA	2017
William Weber, CFA, is a Partner and Analyst/Portfolio
Manager. William. Weber graduated magna cum laude from
Villanova University in 2002 with dual degrees in Finance and
English. He then worked at Cooke & Bieler for six years in
various roles including marketing, operations and research
support, before earning his M.B.A. with honors from the
University of Chicago Booth School of Business in 2010. While
at Booth, William Weber interned at T. Rowe Price Associates as an equity research analyst. William Weber returned to Cooke &
Bieler in 2010.

Select Equity Fund	Pzena	John J. Flynn	2017
John J. Flynn, Principal and Portfolio Manager. John J. Flynn is
a co-portfolio manager for the U.S. Mid Cap and Large Cap
strategies, along with the Focused Value and Small Cap Focused
Value services. John J. Flynn became a member of the firm in
2005. Prior to joining Pzena, Mr. Flynn was an associate at
Weston Presidio, a middle-market private equity investment
firm. John J. Flynn earned a B.A. in Music from Yale University and an M.B.A. with distinction from the Harvard Business
School.

Select Equity Fund	Pzena	Evan D. Fox, CFA	2017
Evan D. Fox, CFA, Principal and Portfolio Manager. Evan Fox is
a co-portfolio manager for the Small Cap Focused Value, SMID and Global Small Cap Focused services. Evan Fox became a
member of the firm in 2007. Prior to joining Pzena, Evan Fox was a teaching assistant for the Wharton School Finance
Department, a summer analyst at Lazard, and a summer
researcher at Lucent Technologies. Evan Fox earned a B.S.
summa cum laude in Economics from the Wharton School of
the University of Pennsylvania and a B.A.S. from the University of Pennsylvania School of Engineering and Applied Science.
Evan Fox holds the Chartered Financial Analyst designation.

Select Equity Fund	Pzena	Benjamin S. Silver, CFA, CPA	2017
Benjamin S. Silver, CFA, CPA, Principal and Portfolio Manager.
Benjamin S. Silver serves as co-portfolio manager for the U.S.
Mid Cap, Large Cap, and Global strategies, along with the
Focused Value and Small Cap Focused Value services. Benjamin
S. Silver became a member of the firm in 2001. Prior to joining
Pzena, Benjamin S. Silver was a research analyst at Levitas &
Company, a value-based equity hedge fund, and a manager for
Ernst & Young LLP in their Financial Services Group. Benjamin
S. Silver earned a B.S. magna cum laude in Accounting from Sy
Syms School of Business at Yeshiva University. Benjamin S.
Silver is a Certified Public Accountant and holds the Chartered
Financial Analyst designation.

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Select Equity Fund	Parametric	James Reber	2020
James Reber is responsible for portfolio management of
Parametric’s Private Client Direct Group, primarily serving
Parametric’s wealth management and family office client base.
The Private Client Direct Group manages US, non-US and
global Custom Core® portfolios. Prior to joining Parametric in
2004, James was a Senior Associate with Standard and Poor’s
Corporate Value Consulting Group providing financial valuation services to IT and technology industries. He earned an M.B.A.
from the University of Washington and a B.S. in chemical
engineering from Michigan State University.

Select Equity Fund	Parametric	Thomas Seto	2020
Thomas Seto is responsible for all portfolio management and
trading related to our equity strategies. Prior to joining
Parametric in 1998, Thomas served as the Head of US Equity
Index Investments at Barclays Global Investors. He earned an
M.B.A. in finance from the University of Chicago Booth School of Business and a B.S. in electrical engineering from the
University of Washington.

Select Equity Fund	Parametric	Xiaozhen Li, PhD, CFA	2020
Xiaozhen Li is supervisor for Parametric’s Private Client Direct
Group that manages US, developed non-US, and global Custom
Core® portfolios, primarily serving Parametric’s wealth
management, family office, and institutional client base. She has been with the company since 2000. She earned a Ph.D. in
economics and an M.S. in physics from the University of
Washington.

Select Equity Fund	RHJ	Louis M. Holtz, CFA	2021	Mr. Holtz is Chief Investment Officer and a Portfolio Manager and Analyst with RHJ and manages the Micro, Small and SMID Opportunities strategies. He joined the firm in 2008.
Select Equity Fund	RHJ	Yossi Lipsker, CFA	2021	Mr. Lipsker is a Portfolio Manager and Analyst with RHJ and manages the Micro, Small and SMID Opportunities strategies. He joined the firm in 2008.
Select Equity Fund	Wasatch	Brian Bythrow, CFA	2021	Brian Bythrow has been the Lead Portfolio Manager of the Wasatch Micro Cap Value strategy. He joined the firm in 2003.
Select Equity Fund	Wasatch	Thomas Bradley	2022	Thomas Bradley has been an Associate Portfolio Manager for the Wasatch Micro Cap Value strategy since January 31, 2022. He joined the firm in 2014 as an analyst on the U.S. Small Cap research team.
Tax-Exempt Bond Fund	Sit	Paul J. Jungquist, CFA, CPA	1999	Senior Vice President of Sit Fixed Income since August 2016, and Vice President of Sit Fixed Income since 1997.
Tax-Exempt Bond Fund	Sit	Todd S. Emerson, CFA	2019	Vice President of Sit Fixed Income since 2014, and Research Analyst with Sit Fixed Income since 2006.
Tax-Exempt Bond Fund	Sit	Kevin P. O’Brien, CFA	2019	Vice President of Sit Fixed Income since 2018, and Municipal Bond Trader and Research Analyst with Sit Fixed Income since 2008.

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Tax-Exempt Bond Fund	Sit	Kurt van Kuller, CFA	2019
Vice President and Portfolio Manager of Sit Fixed Income since
2018. Prior to joining Sit, he served as Managing Director of credit and public finance at MUFG Union Bank in Los Angeles,
CA from 2010 through 2018.

International Fund	Parametric	James Reber	2010
James Reber is responsible for portfolio management of
Parametric’s Private Client Direct Group, primarily serving
Parametric’s wealth management and family office client base.
The Private Client Direct Group manages US, non-US and
global Custom Core® portfolios. Prior to joining Parametric in
2004, James was a Senior Associate with Standard and Poor’s
Corporate Value Consulting Group providing financial valuation services to IT and technology industries. He earned an M.B.A.
from the University of Washington and a B.S. in chemical
engineering from Michigan State University.

International Fund	Parametric	Thomas Seto	2010
Thomas Seto is responsible for all portfolio management and
trading related to our equity strategies. Prior to joining
Parametric in 1998, Thomas served as the Head of US Equity
Index Investments at Barclays Global Investors. He earned an
M.B.A. in finance from the University of Chicago Booth School of Business and a B.S. in electrical engineering from the
University of Washington.

International Fund	Parametric	Xiaozhen Li, PhD, CFA	2017
Xiaozhen Li is supervisor for Parametric’s Private Client Direct
Group that manages US, developed non-US, and global Custom
Core® portfolios, primarily serving Parametric’s wealth
management, family office, and institutional client base. She has been with the company since 2000. She earned a Ph.D. in
economics and an M.S. in physics from the University of
Washington.

International Fund	Artisan Partners	N. David Samra	2009	David Samra is a Managing Director of Artisan Partners. He joined Artisan Partners in May 2002. David Samra holds a B.S. degree from Bentley College and an M.B.A. from Columbia Business School.
International Fund	Artisan Partners	Ian P. McGonigle, CFA	2018
Ian P. McGonigle is a Managing Director of Artisan Partners. He
joined Artisan Partners in June 2009 as an analyst. Prior to becoming a co-portfolio manager in October 2018, Ian P.
McGonigle had served as an associate portfolio manager since
November 2015. Ian P. McGonigle holds a bachelor’s degree in
Business from Franklin & Marshall College.

International Fund	Artisan Partners	Joseph Vari	2018
Joseph Vari joined Artisan Partners in August 2012 as an
analyst. Prior to becoming a co-portfolio manager in October
2018, Joseph Vari had served as an associate portfolio manager since January 2017. Joseph Vari holds a bachelor’s degree in history from Loyola University, a master’s degree in
anthropology from Columbia University Graduate School of
Arts and Sciences and a master’s degree in international affairs, international finance and banking from Columbia University
School of International and Public Affairs.

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
International Fund	WCM	Paul Black	2012	President of WCM and Portfolio Manager. He joined WCM in 1989.
International Fund	WCM	Peter Hunkel	2012	Portfolio Manager and Business Analyst at WCM. He joined WCM in 2007.
International Fund	WCM	Mike Trigg	2012	Portfolio Manager and Business Analyst at WCM. He joined WCM in 2006.
International Fund	WCM	Sanjay Ayer, CFA	2019	Portfolio Manager and Business Analyst at WCM. He joined WCM in 2007.
International Fund	WCM	Greg Ise, CFA	2019	Portfolio Manager and Business Analyst at WCM. He joined WCM in 2014. Prior to joining WCM, Greg Ise was a Senior International Research Analyst at Rainier Investment Management.
International Fund	LSV	Josef Lakonishok	2019	Josef Lakonishok has served as Chief Executive Officer, Chief Investment Officer, partner and portfolio manager of LSV since its founding in 1994.
International Fund	LSV	Menno Vermeulen, CFA	2019	Menno Vermeulen, CFA, has served as a portfolio manager for LSV since 1995 and a partner since 1998.
International Fund	LSV	Puneet Mansharamani, CFA	2019	Punnet Mansharamani, CFA, has served as a partner and portfolio manager of LSV since 2006.
International Fund	LSV	Greg Sleight	2019	Greg Sleight, has served as a quantitative analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014.
International Fund	LSV	Guy Lakonishok, CFA	2019	Guy Lakonishok, CFA, has served as a quantitative analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014.
The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Buying Shares
Investment Minimums
Initial and subsequent investments in any Fund must be at least $1,000. The minimum investment requirement is waived for the ReFlow Liquidity Program.
Buying Shares by Mail
Initial Purchases
•
For initial purchases of any Fund’s shares, complete the Purchase Order and Account Application and send it with your check to The Northern Trust Company, the Funds’ transfer agent. If you need additional copies, call (855) 684-9144.
•
Send a completed purchase application together with a check for the amount of the investment to:
Clearwater Investment Trust Funds (specify fund)
c/o The Northern Trust Company
P.O. Box 4766
Chicago, IL 60680-4766
•
Checks drawn on foreign banks must be payable in U.S. dollars and have the routing number of the U.S. bank encoded on the check.
Subsequent Purchases
•
Send a check for the amount of the subsequent purchase by mail directly to the transfer agent at the address above.
•
Be sure to include your Fund and account number on checks for subsequent investments.
Exchanging and Redeeming Shares
Exchange Privilege
Contact The Northern Trust Company, the Funds’ transfer agent, to exchange into other Clearwater Funds. An exchange of shares from one Fund to another is a taxable transaction.
•
You may exchange shares only for shares of another Clearwater Fund.
•
You must meet the minimum investment amount for each Fund unless you are exchanging into a Fund you already own.
•
Your Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
To learn more about the exchange privilege, contact The Northern Trust Company or consult the SAI.
Exchanging and Redeeming Shares by Phone
You may exchange or redeem shares by telephone. Redemption proceeds can be sent by check to your address of record. You may be asked to provide proper identification information. Telephone exchange and redemption requests may be made by calling the transfer agent at (855) 684-9144 between 8:00 a.m. and 6:00 p.m. Eastern Time on any business day; provided that orders received will be processed at the net asset value per share next determined after receipt of your request in good order. If telephone exchanges or redemptions are not available for any reason, you may use the Fund’s exchange or redemption by mail procedure described elsewhere in this prospectus.
Redemptions by Mail
You may redeem some or all of your shares by sending a written request to:
Clearwater Investment Trust
(specify fund)
P.O. Box 4766
Chicago, IL 60680-4766
The written request for redemption must be in good order. A request in good order means that you have provided the following information. Your request will not be processed without this information.

•
Name of the Fund
•
Account number
•
Dollar amount or number of shares being redeemed
•
Signature of each owner exactly as account is registered
Other documentation required by The Northern Trust Company may include, if applicable, endorsed share certificates.
Redemptions in Kind
Although the Funds generally expect to redeem shares in cash, each Fund may, in its discretion, effect redemptions in kind (i.e., pay redemption proceeds consisting of portfolio securities or other non-cash assets), subject to compliance with applicable regulations. The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s net asset value.
Redemption Payments
In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. The Funds typically expect to pay redemption proceeds as follows: for proceeds by wire or through an intermediary, the Funds expect to settle and transfer the proceeds to the intermediary or a shareholder’s account on the next business day following the receipt of a redemption request that is in proper form; however, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears. The Funds nevertheless reserve the right to pay redemption proceeds within up to seven days, as permitted by law.
Under normal market conditions, the Funds generally expect to meet redemption requests by using holdings of cash or cash equivalents. The Funds maintain cash reserves and CMC may arrange for the subadvisers to increase or decrease cash reserves in anticipation of redemption activity. The Funds may also utilize the ReFlow Liquidity Program, which is designed to provide an alternative liquidity source when a Fund experiences net redemptions of its shares. Under stressed market conditions, the Funds may be forced to sell securities in order to meet redemption requests, which may result in a Fund selling such securities at an inopportune time and/or for a price lower than the Fund would expect to receive under normal market conditions. While the Funds do not generally use redemptions in kind, the Funds reserve the right to use redemptions in kind to manage the impact of large redemptions and in the case of certain shareholders. See “Redemptions in Kind” and “ReFlow Liquidity Program” above for additional information.
Frequent Purchases and Redemption of Fund Shares
Risks that Frequent Purchases and Redemptions May Present for Long-Term Shareholders
It is the position of the Funds that frequent purchases and redemptions (sometimes referred to as “round trips” or “market timing”), including exchanges, by certain shareholders may create additional risk for serious Fund investors. These risks include the potential dilution in value of Fund shares, interference with the efficient implementation of a Fund’s investment strategy, increased brokerage and other trading costs, and increased administration costs. The Funds discourage frequent purchases and redemptions and encourage long-term investing.
Policies and Procedures with Respect to Frequent Purchases and Redemptions
The Funds’ Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Funds’ Board of Trustees discourages frequent purchases and redemption of Fund shares by Fund shareholders.
The Trust administers these market timing policies and procedures and considers suspicious behavior under such policies and procedures to be suspicious under its anti-money laundering policy. In administering these policies and procedures, the Funds do not discriminate regarding the method by which a share transaction is delivered to its transfer agent. To the extent possible, the Trust enforces these policies and procedures equally regardless of whether share transactions occur directly, through broker-dealers or other omnibus accounts. Pursuant to the Funds’ policies and procedures, the Funds seek to detect and prevent frequent purchases and redemptions (including exchanges) primarily through the monitoring of share transactions. Generally, purchases and redemptions within five days of each other are deemed to be suspicious. Round trip transactions over a period greater than five days are not necessarily deemed to be innocent. The Funds do not specifically limit the number of round trips a shareholder may make in any given year, but do consider an excessive number of round trips to be detrimental to serious investors. The Funds specifically reserve the right to reject any purchase request for any reason and to suspend or terminate shareholders’ exchange privileges if they engage in an excessive pattern of exchanges. In addition, as discussed below under “Other Things to Know About Share Transactions - Share Price,” the Funds use fair value pricing to, among other things, reflect changes in value of a security if the investment manager determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the Fund calculates its net asset value. Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.
Where a shareholder can clearly demonstrate that a suspicious trade was in fact due to an innocent mistake, such as the innocent failure to anticipate a cash need, such mistake will not result in the termination of purchase or exchange privileges. However, these privileges will be terminated should the pattern of mistakes be such as to either appear suspicious regardless of explanation or have the potential to create the types of risks described above.
While the Funds use reasonable efforts to detect frequent trading activity, there can be no assurance that such efforts will be successful or that market timers will not employ tactics designed to evade detection. If unsuccessful, your return from an investment in a Fund may be adversely affected.
Other Things to Know About Share Transactions
Each Fund has the right to:
•
Suspend the offering of shares
•
Waive or change minimum and additional investment amounts
•
Reject any purchase or exchange order
•
Change, revoke or suspend the exchange privilege
•
Suspend telephone transactions
•
Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted, or as otherwise permitted by the Commission
•
Pay redemption proceeds consisting of portfolio securities or non-cash assets for redemptions of greater than $1 million
Small Account Balances
If your account falls below $1,000 because of redemption of Fund shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 30 days, the Fund may close your account and send you the redemption proceeds. The minimum account size requirement is waived for the ReFlow Liquidity Program.
Share Price
You may buy, exchange, or redeem shares at the net asset value per share next determined after receipt of your request in good order. Each Fund’s net asset value per share is the value of its assets minus its liabilities divided by the total shares outstanding. Each Fund calculates its net asset value when regular trading closes on the NYSE (normally 4:00 p.m., Eastern Time) if such calculation is then required to properly process a purchase order, redemption request or exchange request for shares of the Fund. The NYSE is closed on weekends and certain holidays listed in the SAI.
The Funds generally value their portfolio securities based on market prices or quotations. When closing market prices or market quotations are not available or are considered by the investment manager to be unreliable for a security, the Fund values the security at its fair value. All methods of determining the value of a security used by the Fund on a basis other than market value are forms of fair value. All fair valuations of securities are made pursuant to procedures adopted and regularly reviewed for accuracy by the Board of Trustees. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The use of fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. For market prices and quotations, as well as for some fair value methods, the Funds rely upon securities prices provided by pricing services.
The Funds use the fair value of a security, including a non-U.S. security, when the investment manager determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the Fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a Fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the Fund determines its net asset value. This may occur particularly with respect to certain foreign securities held by the International Fund, in which case the Fund may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time the Fund’s net asset value is calculated. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a Fund could change on a day you cannot buy or sell shares of the Fund.
The Funds may use a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by those investment companies.
In order to buy, redeem or exchange shares at that day’s price, you must place your order with the transfer agent before the NYSE closes. If the NYSE closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day’s price.
You may have difficulty contacting the Funds by telephone during times of market volatility or disruption in telephone service. On NYSE holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the Funds by telephone, you should communicate with the Funds in writing.
Household Delivery of Fund Documents
With your consent, the transfer agent of the Clearwater Investment Trust may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with any of the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the transfer agent by telephone or in writing. The transfer agent will begin providing or sending separate prospectuses and shareholder reports to you within 30 days after receiving your notice.

Dividends, Distributions and Taxes
The Funds normally pay dividends and distribute capital gain, if any, as follows:
Dividends, Distributions and Taxes
Annual distributions of income and capital gain are made at the end of the year in which the income or gain is realized, or the beginning of the next year.
The Core Equity Fund expects to make annual distributions primarily from dividends as well as some capital gain, the International Fund expects to make annual distributions primarily from dividends, and the Select Equity Fund expects to make annual distributions primarily from capital gain. The Funds may pay additional distributions and dividends at other times if necessary to avoid a federal income or excise tax.
The Tax-Exempt Bond Fund declares any dividends from net investment income daily and pays the dividends monthly. The Tax-Exempt Bond Fund intends to meet certain federal income tax requirements so that distributions of tax-exempt interest income will be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. The Tax-Exempt Bond Fund may invest up to 20% of its assets in municipal securities that generate interest income subject to the alternative minimum tax for individuals. The Tax-Exempt Bond Fund expects that its distributions will consist primarily of exempt-interest dividends. The Tax-Exempt Bond Fund’s exempt-interest dividends may be subject to state and local taxes. Any capital gains or income dividends, other than exempt-interest dividends, distributed by the Tax-Exempt Bond Fund will be taxable.
Capital gain distributions and dividends are reinvested in additional Fund shares. Alternatively, you can instruct the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.
In general, redeeming and exchanging shares and receiving distributions other than exempt-interest dividends (whether in cash or additional shares) are all taxable events.
Transaction	U.S. Federal Income Tax Status
Redemption or exchange of shares
Usually capital gain or loss in an amount equal to the difference between the net amount of the redemption proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares you redeem or exchange;
long-term only if shares owned more than one year

Long-term capital gain distributions	Long-term capital gain
Short-term capital gain distributions	Ordinary income
Taxable income dividends	Ordinary income or “qualified dividend income”
Exempt-interest dividends (Tax-Exempt Bond Fund only)	Exempt from regular U.S. federal income tax; may in some cases increase liability for alternative minimum tax for individuals
The Funds (or their administrative agents) are required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, the Funds will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

If the Core Equity Fund, the Select Equity Fund, or the International Fund reports a dividend as “qualified dividend income” and certain other conditions are met by the Fund and the shareholder, including holding period requirements, such dividends are taxable to individual shareholders at a maximum U.S. federal income tax rate of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts). The Tax-Exempt Bond Fund does not expect to pay any dividends that are “qualified dividend income.”
Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a Fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.
Under current provisions of the Code, the maximum individual rate applicable to long-term capital gains is 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain qualified foreign corporations will generally be taxed at the preferential rates described above, as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholder must own the relevant Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment will be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
After the end of each year, the Funds will provide you with information about the distributions and dividends that you received and any redemption of shares during the previous year. If you do not provide a Fund with your correct taxpayer identification number and any required certifications or if a Fund is otherwise legally required to do so, you may be subject to back-up withholding of 24% on your distributions, dividends and redemption proceeds. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a Fund.
The International Fund may be subject to withholding or other taxes imposed by foreign countries. If the International Fund has more than 50% of its total assets invested in securities of foreign corporations at the end of its taxable year, it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either: (i) credit that proportional amount of taxes against U.S. federal income tax liability as a foreign tax credit; or (ii) take that amount as an itemized deduction. If the International Fund makes this election, you will be notified and provided with sufficient information to calculate the amount you may deduct as foreign taxes paid or your foreign tax credit.
Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (or lower applicable treaty rate) on amounts treated as ordinary dividends from a Fund.

Financial Highlights
The financial highlights tables are intended to help you understand the performance of each Fund for the periods shown. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a Fund share assuming reinvestment of all dividends and distributions. The information in the following tables formed part of the financial statements audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds’ December 31, 2021 financial statements, are included in the annual report (available upon request).

Clearwater Investment Trust

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	Year ended December 31,
Core Equity Fund	2021	2020	2019	2018	2017
Net asset value, beginning of year	$55.11	48.14	37.97	43.21	37.43
Income (loss) from investment operations:
Net investment income	0.72	0.71	0.72	0.68	0.64
Net realized and unrealized gains (losses)	14.36	7.22	10.32	(3.46)	8.03
Total from investment operations	15.08	7.93	11.04	(2.78)	8.67
Less distributions to shareholders from:
Net investment income	(0.69)	(0.71)	(0.66)	(0.67)	(0.65)
Net realized gain	(1.49)	(0.25)	(0.21)	(1.79)	(2.24)
Total distributions to shareholders:	(2.18)	(0.96)	(0.87)	(2.46)	(2.89)
Net asset value, end of year	$68.01	55.11	48.14	37.97	43.21
Total return (a)	27.44%	16.54%	29.11%	(6.61) %	23.26%
Net assets, end of year (000s omitted)	$879,589	616,984	543,171	456,874	538,392
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.29%	0.31%	0.35%	0.38%	0.39%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.13%	1.49%	1.54%	1.47%	1.51%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	0.52%	0.90%	0.99%	0.95%	1.00%
Portfolio turnover rate (excluding short-term securities)	33.97%	37.16%	33.73%	34.64%	31.13%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.25%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.65%.
(d)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.30%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.60%.
(e)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.
(f)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.35%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.55%.
(g)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.38%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.52%.
(h)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.37%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.53%.

Clearwater Investment Trust

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	Year ended December 31,
Select Equity Fund	2021	2020	2019	2018	2017
Net asset value, beginning of year	$20.09	18.45	14.90	18.92	19.79
Income (loss) from investment operations:
Net investment income	0.07	0.11	0.14	0.07	0.02
Net realized and unrealized gains (losses)	2.20	1.95	3.79	(2.37)	2.58
Total from investment operations	2.27	2.06	3.93	(2.30)	2.60
Less distributions to shareholders from:
Net investment income	(0.06)	(0.11)	(0.11)	(0.07)	(0.03)
Net realized gain	(2.54)	(0.31)	(0.27)	(1.65)	(3.44)
Total distributions to shareholders:	(2.60)	(0.42)	(0.38)	(1.72)	(3.47)
Net asset value, end of year	$19.76	20.09	18.45	14.90	18.92
Total return (a)	11.77%	11.25%	26.40%	(12.49) %	13.46%
Net assets, end of year (000s omitted)	$534,067	455,974	373,425	305,921	369,720
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	0.88%	0.94%	0.98%	1.03%	0.99%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.26%	0.70%	0.64%	0.33%	0.11%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	(0.21) %	0.29%	0.27%	0.01%	(0.25) %
Portfolio turnover rate (excluding short-term securities)	109.01%	102.30%	64.32%	63.08%	113.85%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, increased to 0.89%. Also effective October 1, 2021, the Adviser decreased the voluntary waiver to 0.46%.
(d)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.87%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.48%.
(e)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.91%. Also effective October 1, 2020, the Adviser increased the voluntary waiver to 0.44%.
(f)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.
(g)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.98%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.37%.
(h)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(i)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.96%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.39%.

Clearwater Investment Trust

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	Year ended December 31,
Tax-Exempt Bond Fund	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.14	10.13	9.82	10.21	9.93
Income (loss) from investment operations:
Net investment income	0.36	0.39	0.40	0.42	0.45
Net realized and unrealized gains (losses)	0.03	0.03	0.34	(0.26)	0.38
Total from investment operations	0.39	0.42	0.74	0.16	0.83
Less distributions to shareholders from:
Net investment income	(0.36)	(0.41)	(0.43)	(0.45)	(0.49)
Net realized gain	-	-	-	(0.10)	(0.06)
Total distributions to shareholders:	(0.36)	(0.41)	(0.43)	(0.55)	(0.55)
Net asset value, end of year	$10.17	10.14	10.13	9.82	10.21
Total return (a)	3.89%	4.26%	7.69%	1.59%	8.54%
Net assets, end of year (000s omitted)	$732,494	616,839	603,277	529,485	525,156
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e)	0.28%	0.29%	0.32%	0.34%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e)	3.52%	3.85%	4.05%	4.22%	4.35%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e)	3.20%	3.54%	3.77%	3.96%	4.09%
Portfolio turnover rate (excluding short-term securities)	16.91%	17.21%	12.53%	11.36%	13.28%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.27%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(d)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.
(e)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.32%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.28%.

Clearwater Investment Trust

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	Year ended December 31,
International Fund	2021	2020	2019	2018	2017
Net asset value, beginning of year	$20.16	17.28	14.08	17.23	14.04
Income (loss) from investment operations:
Net investment income	0.36	0.20	0.29	0.30	0.27
Net realized and unrealized gains (losses)	2.68	3.07	3.43	(2.70)	3.44
Total from investment operations	3.04	3.27	3.72	(2.40)	3.71
Less distributions to shareholders from:
Net investment income	(0.42)	(0.17)	(0.30)	(0.29)	(0.30)
Net realized gain	(1.64)	(0.22)	(0.22)	(0.46)	(0.22)
Total distributions to shareholders:	(2.06)	(0.39)	(0.52)	(0.75)	(0.52)
Net asset value, end of year	$21.14	20.16	17.28	14.08	17.23
Total return (a)	15.39%	19.02%	26.47%	(14.01) %	26.54%
Net assets, end of year (000s omitted)	$1,090,945	867,784	711,851	524,708	624,642
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.65%	0.66%	0.68%	0.68%	0.67%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.61%	1.17%	1.88%	1.79%	1.67%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.26%	0.83%	1.56%	1.47%	1.34%
Portfolio turnover rate (excluding short-term securities)	39.50%	39.61%	49.69%	19.57%	36.17%

(a)	Total return figures are based on the change in net asset value of a share during the year and assume reinvestment of distributions at net asset value.
(b)
In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios and are excluded from the voluntary waivers reflected above and described in the below footnotes.

(c)	Effective October 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective October 1, 2021, the Adviser increased the voluntary waiver to 0.40%.
(d)	Effective April 1, 2021, the investment advisory fee, net of voluntary waivers, decreased to 0.67%. Also effective April 1, 2021, the Adviser increased the voluntary waiver to 0.33%.
(e)	Effective October 1, 2020, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective October 1, 2020, the Adviser decreased the voluntary waiver to 0.32%.
(f)	Effective January 1, 2020, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.
(g)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.32%.
(h)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.35%.

Privacy Notice
Clearwater Management Co., Inc. and Clearwater Investment Trust (collectively referred to as “Clearwater”) are committed to protecting the privacy and security of the nonpublic personal information that you provide to us. Clearwater has adopted policies and procedures we believe are reasonably designed to protect the nonpublic personal information of our fund shareholders. You trust us with your personal and financial information and we will honor that trust by handling your information carefully and using it only in your best interests. Because your personal and financial data is your private information, we hold ourselves to the highest standards in its safekeeping and use.
This notice will help you understand the types of information we collect and maintain, how that information is used and the safeguards in place to protect it.
Information We Collect and Maintain
We collect personally identifiable financial information from you when you open an account or conduct transactions in a Clearwater account. We collect this information from your account application, your transaction forms and information about your transactions, which we obtain while servicing your account. Examples of personally identifiable information that we may collect include:
•
Name and address
•
Social Security or taxpayer identification number
•
Account balance
•
Investment activity and history
What We Do With Your Personal Information
We do not disclose any nonpublic personal information about current or former fund shareholders or their accounts to third parties except when needed to complete your transactions, as permitted by law or as directed by you.
For example:
•
In order to open an account or execute transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Clearwater, such as another financial institution if you were to transfer assets between Clearwater and that institution.
•
Where permitted by law, we may disclose your nonpublic personal information to service providers, including nonaffiliated companies, to perform services on behalf of Clearwater (such as Fiduciary Counselling, Inc., a subadviser to the Clearwater Funds).
In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. We also require these third parties to treat your private information with the same high degree of confidentiality that we do.
We will release information about you only if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example, to prevent fraud or to comply with the anti-money laundering provisions of the USA PATRIOT Act).
How We Safeguard Your Personal Information
Clearwater maintains strict physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your nonpublic personal information. These safeguards include procedures regarding physical security, data security, and records retention.
We restrict access to information about you to those Clearwater employees who need to know the information in order to provide services to you. We have also implemented measures to protect your information from unauthorized access to or use of the information in connection with its disposal.
When information is required or directed to be shared with nonaffiliated third parties as necessary to conduct authorized activities on your behalf, Clearwater requires such third parties to adhere to strict privacy standards.

We Will Keep You Informed
As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, but be assured that if we do change our policy, we will tell you promptly.
If you have any questions or concerns regarding this policy, please contact us.

Clearwater Investment Trust
EXECUTIVE OFFICERS
Justin H. Weyerhaeuser, President and Treasurer
Jason K. Mitchell, Secretary
INVESTMENT MANAGER
Clearwater Management Co., Inc.
2000 Wells Fargo Place
30 East 7th Street
St. Paul, MN 55101-4930
CUSTODIAN FOR THE FUNDS
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
COUNSEL FOR THE FUNDS
Dechert LLP
One International Place
40th Floor
100 Oliver Street
Boston, MA 02110-2605
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402
ADMINISTRATOR AND ACCOUNTING SERVICES AGENT FOR THE FUNDS
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
TRANSFER AGENT FOR THE FUNDS
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
TRUSTEES
Sara G. Dent
Charles W. Rasmussen
Laura E. Rasmussen
Lindsay R. Schack
E. Rodman Titcomb, Jr
David M. Weyerhaeuser
Justin H. Weyerhaeuser
CLEARWATER CORE EQUITY FUND SUBADVISERS
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
AQR Capital Management, LLC
Two Greenwich Plaza
Greenwich, CT 06830
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, CT 06901
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930
CLEARWATER SELECT EQUITY FUND SUBADVISERS
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Cooke & Bieler, L.P.
Two Commerce Square, 2001 Market Street, Suite 4000
Philadelphia, PA 19103
Jackson Square Partners, LLC
One Letterman Drive, Building A, Suite A3-200
San Francisco, CA 94129
Pzena Investment Management LLC
320 Park Avenue, 8th Floor
New York, NY 10022
Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, California 92101
Wasatch Global Investors
505 Wakara Way, 3rd Floor
Salt Lake City, UT, 84108
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930
CLEARWATER TAX-EXEMPT BOND FUND SUBADVISERS
Sit Fixed Income Advisors II, LLC
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402-4130
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930

CLEARWATER INTERNATIONAL FUND SUBADVISERS
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Artisan Partners Limited Partnership
875 East Wisconsin Avenue, Suite 800
Milwaukee, WI 53202
LSV Asset Management
155 North Wacker Drive, Suite 4600
Chicago, IL 60606
WCM Investment Management,
LLC 281 Brooks Street
Laguna Beach, CA 92651-2974
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930
If someone makes a statement about the Funds that is not in this prospectus, you should not rely upon that information. The Funds are not offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

Clearwater Investment Trust
Clearwater Core Equity Fund - Ticker Symbol: QWVPX
Clearwater Select Equity Fund - Ticker Symbol: QWVOX
Clearwater Tax-Exempt Bond Fund - Ticker Symbol: QWVQX
Clearwater International Fund - Ticker Symbol: QCVAX
Additional Information About the Funds
Shareholder Reports.
Annual and semiannual reports to shareholders provide additional information about the Funds’ investments. These reports discuss the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.
Statement of Additional Information.
The SAI provides more detailed information about each Fund. It is incorporated by reference into (and is legally a part of) this combined prospectus.
How to Obtain Additional Information.
You can make inquiries about the Funds or obtain shareholder reports or the SAI (without charge) by contacting the transfer agent, by calling (855) 684-9144 or writing the Funds at P.O. Box 4766, Chicago, IL 60680-4766. The Funds do not have an internet web site.
You can also review and copy the Funds’ shareholder reports, prospectus and SAI, upon payment of a duplicating fee, by sending an electronic request to publicinfo@sec.gov. You can get the same reports and information free from the Commission’s EDGAR Database on its internet web site at http://www.sec.gov.
Investment Company Act
file number 811-05038

April 29, 2022
CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund - Ticker Symbol: QWVPX
Clearwater Select Equity Fund - Ticker Symbol: QWVOX
Clearwater Tax-Exempt Bond Fund - Ticker Symbol: QWVQX
Clearwater International Fund - Ticker Symbol: QCVAX
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the prospectus dated April 29, 2022 (the “Prospectus”) of Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund (“Select Equity Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund”). A copy of the Prospectus can be obtained free of charge by calling The Northern Trust Company at 1-855-684-9144 or by written request to The Northern Trust Company at P.O. Box 4766, Chicago, IL 60680-4766 (Attention: Clearwater Investment Trust). The most recent annual report to shareholders accompanies this SAI and is incorporated herein.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

INVESTMENT OBJECTIVES AND POLICIES
General.  Core Equity Fund, International Fund, Select Equity Fund and Tax-Exempt Bond Fund (each, a “Fund” and collectively, the “Funds” or the “Clearwater Funds”) are each separate, diversified investment portfolios of Clearwater Investment Trust (the “Trust”), an open-end, management investment company organized as a Massachusetts business trust on January 12, 1987, under the laws of the Commonwealth of Massachusetts. On November 30, 2020, the Select Equity Fund changed its name from Clearwater Small Companies Fund to Clearwater Select Equity Fund. The combined prospectus of Core Equity Fund, International Fund, Select Equity Fund and Tax-Exempt Bond Fund, dated April 29, 2022, identifies the investment objectives and principal investment policies of the Funds. Each Fund’s investment objective is classified as non-fundamental and may be changed by the Board of Trustees of the Trust (“Board of Trustees”) without shareholder approval.
Under normal market conditions, Core Equity Fund invests approximately 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Core Equity Fund may invest in certain short-term fixed income securities such as cash equivalents, although cash and cash equivalents are normally expected to represent less than 5% of the Core Equity Fund’s total assets. Under normal market conditions, Select Equity Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. Under normal market conditions, Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. Under normal market conditions, International Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The International Fund may invest in certain short-term fixed income securities such as cash equivalents, although cash and cash equivalents are normally expected to represent less than 5% of the International Fund’s total assets.
Other policies of the Funds are set forth below.
EQUITY SECURITIES
Each of Core Equity Fund’s, International Fund’s and Select Equity Fund’s portfolio of equity securities may consist of common and preferred stocks that trade on one of the numerous organized and regulated securities exchanges worldwide and either have the potential for capital appreciation or pay dividends or both, as well as securities convertible into such common or preferred stocks. Tax-Exempt Bond Fund’s investment in equity securities will be limited to other open-end and closed-end tax-exempt investment companies, or equity securities received in the course of a “work-out” situation subsequent to a bankruptcy.
Common Stocks.  Each of Core Equity Fund, International Fund and Select Equity Fund invests primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred Securities and Convertible Securities.  Each of Core Equity Fund, International Fund and Select Equity Fund may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer’s stock by exchange or purchase at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.
Warrants and Rights.  Each of Core Equity Fund, International Fund and Select Equity Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period. Rights are similar to warrants but normally have a short life span to expiration. Warrants and rights are subject to the same market risks as stocks, but may be more volatile in price. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.
Buying a right or warrant does not make the Fund a shareholder of the underlying stock. The right or warrant holder has no voting or dividend rights with respect to the underlying stock. A right or warrant does not carry any right to assets of the issuer, and for this reason such investments may be more speculative than other equity-based investments.
1

Foreign Securities.  The Core Equity Fund may invest up to 20% of its total assets and the Select Equity Fund may invest up to 25% of its total assets in equity securities of foreign issuers from developed and developing countries throughout the world. Under normal market conditions, the International Fund expects to invest at least 80% of its net assets in equity securities of foreign issuers from developed and developing countries. Changes in foreign currency exchange rates will affect the value of foreign securities that are denominated in foreign currencies and investment in such securities may result in higher expenses due to costs associated with converting U.S. dollars to foreign currencies.
FIXED INCOME SECURITIES
Corporate Debt Obligations.  Core Equity Fund, Select Equity Fund and International Fund each may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Each of Select Equity Fund and International Fund may invest in long-term fixed income securities (with maturities exceeding ten years) and intermediate-term fixed income securities (with maturities ranging from one to ten years) and all three Funds may invest in short-term fixed income securities (with maturities of less than one year). Core Equity Fund invests in short-term fixed income securities primarily for temporary defensive purposes. Because fixed income securities tend to decrease in value when interest rates rise and increase in value when interest rates fall, each Fund’s performance may be affected by its subadviser’s ability to anticipate and respond to fluctuations in market interest rates.
In order to reduce the risk of nonpayment of principal or interest on fixed income securities, Core Equity Fund and Select Equity Fund will invest in such securities only if they are rated, at the time of investment, BBB or better by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated, determined to be of equivalent quality by the subadviser (i.e., investment grade). Fixed income securities in the lowest investment grade category (i.e., BBB or Baa) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Such Funds are not required to dispose of securities whose ratings drop below investment grade, but a Fund may do so if considered appropriate by its portfolio subadviser. International Fund may invest in investment grade fixed income securities as well as fixed income securities that are not investment grade (commonly referred to as “junk” bonds). See Appendix A for a description of the corporate bond ratings assigned by Moody’s and Standard & Poor’s.
Exchange-Traded Notes (“ETNs”).  Core Equity Fund may invest in ETNs. ETNs are a type of unsecured, unsubordinated debt security that has characteristics similar to those of fixed-income securities and trade on a major exchange similar to shares of exchange-traded funds. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists. The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also incur certain expenses not incurred by their applicable index.
U.S. Government Securities.  U.S. Government securities in which each Fund may invest include: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and dates of issuance and include U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations of varying maturities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Although the payment when due of interest and principal on U.S. Treasury securities is backed by the full faith and credit of the United States, such guarantee does not extend to the market value of such securities and, accordingly, each Fund’s investments in such securities will cause its net asset value to fluctuate. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in recent years have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.
MUNICIPAL OBLIGATIONS (Tax-Exempt Bond Fund only)
Tax-Exempt Bond Fund invests primarily in municipal securities. The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.
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Certain types of municipal bonds known as private activity bonds are issued to obtain funding for privately operated facilities. Under current tax law, the Fund’s distribution (as an exempt-interest dividend) of interest income earned by the Fund from certain private activity bonds is an item of tax preference for a shareholder that is subject to the alternative minimum tax.
Municipal securities in which the Fund invests include securities that are issued by a state or its agencies, instrumentalities, municipalities and political subdivisions, or by territories or possessions of the United States. Tax-exempt municipal securities include municipal bonds, municipal notes, municipal commercial paper and municipal leases.
Municipal Bonds.  Municipal bonds generally have maturities at the time of issuance ranging from one to thirty years, or more. Municipal bonds are issued to raise money for various public purposes. The two principal types of municipal bonds are general obligation bonds and revenue bonds. The Fund may invest in both in any proportion. General obligation bonds are secured by the full faith, credit and taxing power of the issuing municipality and not from any particular fund or revenue source. Revenue bonds are not backed by the municipality’s general taxing power but by the revenues derived from a facility or class of facilities or from the proceeds of a special excise or other specific revenue source.
Municipal Notes.  Municipal notes generally mature in three months to three years.
Municipal Commercial Paper.  Municipal commercial paper generally matures in one year or less.
Municipal Leases.  Tax-Exempt Bond Fund may invest up to 25% of its net assets in municipal lease obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may take the form of a lease, an installment purchase contract or a conditional sales contract in any of the above. In determining leases in which the Fund will invest, the subadviser will carefully evaluate the outstanding credit rating of the issuer (and the probable secondary market acceptance of such credit rating). Additionally, the subadviser may require that certain municipal lease obligations be issued or backed by a letter of credit or put arrangement with an independent financial institution.
Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. The constitutions and statutes of all states contain requirements that the state or a municipality must meet to incur debt. These often include voter referendum, interest rate limits and public sale requirements. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “nonappropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.
In addition to the “nonappropriation” risk, municipal leases have additional risk aspects because they do not have the depth of marketability associated with conventional bonds; moreover, although the obligations will be secured by the leased equipment, the disposition of the equipment in the event of non-appropriation or foreclosure might, in some cases, prove difficult. In addition, in certain instances the tax-exempt status of the obligations will not be subject to the legal opinion of a nationally recognized “bond counsel,” as is customarily required in larger issues of municipal securities.
Municipal lease obligations, except in certain circumstances, are considered illiquid by the staff of the Securities and Exchange Commission (“Commission” or “SEC”). Municipal lease obligations held by the Fund will be treated as illiquid if the Fund reasonably expects they cannot be sold in seven calendar days or less without significantly changing the market value of the investment, based on relevant considerations as set out in the Trust’s liquidity risk management program as required under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Housing Authority Bonds.  Tax-Exempt Bond Fund may invest without limitation in obligations of municipal housing authorities, which include both single family and multifamily mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on multifamily housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period of time.
The exclusion from gross income for U.S. federal income tax purposes of the interest on certain housing authority bonds depends on qualification under relevant provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) and on other provisions of federal law. These provisions of federal law contain certain ongoing requirements relating to the cost and location of the residences
3

financed with the proceeds of the single family mortgage bonds and the income levels of occupants of the housing units financed with the proceeds of the single and multifamily housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single family mortgages and the owners of the rental projects financed with the multifamily housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements are met, there can be no assurance that these ongoing requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might not constitute an event of default under the applicable mortgage, which might otherwise permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.
Industrial Development Revenue Bonds.  Tax-Exempt Bond Fund may invest in industrial development revenue bonds. Industrial development revenue bonds are backed by the user of the facilities and the specific revenues of the project to be financed. The credit quality of industrial development bonds is usually directly related to the credit standing of the user of the facilities or the credit standing of a third-party guarantor or other credit enhancement participant, if any.
Zero Coupon Securities.  Tax-Exempt Bond Fund may invest in zero coupon securities. Such securities are debt obligations, which do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches and this accretion (adjusted for amortization) is recognized as interest income. Zero coupon securities can be sold prior to their due date in the secondary market at the then-prevailing market value which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.
DERIVATIVES
To the extent the Funds intend to engage in commodity interest trading which includes trading futures, commodity options, options on futures and swaps, the Funds and their operator intend to rely on an exclusion from registration as a “commodity pool operator” pursuant to Rule 4.5 of the Commodity Futures Trading Commission (“CFTC”), which excludes certain otherwise regulated entities that meet the conditions of the exclusion and have made the appropriate notice filing with the National Futures Association from CFTC regulation. Investors should note that the CFTC has adopted certain amendments to Rule 4.5 that make qualification for the exclusion contingent on a Fund only engaging in a de minimis amount of commodity interest trading. There is no certainty that a Fund, its investment manager, and other parties will be able to rely on this exclusions in the future. If commodity pool operator registration is necessary with regard to a Fund, that Fund may incur additional costs.
As an open-end investment company registered with the SEC, each Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, each Fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivative instruments. In the case of futures contracts that are not contractually required to cash settle, for example, each Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to futures contracts that are contractually required to cash settle, however, each Fund is permitted to set aside liquid assets in an amount equal to each Fund’s daily marked-to-market net obligations (i.e., each Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value.
In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. In connection with the final rule, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in a Fund’s asset segregation and cover practices discussed herein. Subject to certain exceptions, the final rule requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the final rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating a Fund's asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund satisfies the limited derivatives users exception, but for funds subject to the VaR
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testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a Fund's investments and cost of doing business, which could adversely affect investors. The effect of these regulations on the Funds is not fully known at this time but CMC intends to monitor developments and seek to manage a Fund in a manner consistent with achieving its investment objective.
Options on Securities and Securities Indices.  Core Equity Fund may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The Core Equity Fund’s use of derivatives may be limited as a significant portion of the Fund is managed with a strategy of minimizing tax liability and maintaining a low turnover rate.
Select Equity Fund may write (sell) covered call options in standard contracts traded on national securities exchanges or those which may be traded over-the-counter (“OTC”) and quoted in a NASDAQ market, provided that Select Equity Fund continues to own the securities covering each call until the call has been exercised or has expired, or until Select Equity Fund has purchased a closing call to offset its obligations to deliver securities pursuant to the call it has written.
Core Equity Fund, International Fund and Select Equity Fund may not write covered call options on more than 25% of the market value of any single portfolio security. In addition, none of the Funds has a present intention of writing covered call options on portfolio securities with an aggregate market value exceeding 5% of such Fund’s net assets.
Tax-Exempt Bond Fund may purchase and write (sell) exchange-traded put and call options on debt securities of an amount up to 5% of its net assets for the purpose of hedging. The Tax-Exempt Bond Fund may, from time to time, write exchange-traded covered call options on debt securities, but the Fund will not write put options on debt securities. A put option (sometimes called a standby commitment) gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.
Futures Contracts and Options on Futures Contracts.  To hedge against changes in interest rates or securities prices and to gain exposure to the equity market, Core Equity Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. To hedge against changes in interest rates or securities prices, International Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. The Core Equity Fund and International Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities and securities indices. The International Fund may engage in futures and the Select Equity Fund and International Fund may engage in related options transactions for hedging purposes. The Core Equity Fund may engage in futures and related options transactions for hedging purposes and to gain exposure to the equity market. These transactions involve brokerage costs and require margin deposits.
Tax-Exempt Bond Fund may invest in interest rate futures contracts, interest rate index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates.
An interest rate futures contract is an agreement to purchase or deliver an agreed amount of debt securities in the future for a stated price on a certain date. The Fund may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.
Tax-Exempt Bond Fund may purchase and sell put and call options and options on interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. An interest rate futures contract provides for the future sale by one party and the purchase
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by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. Options on interest rate futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase or sell securities.
A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset values of the Fund.
Purchase of Put Options on Futures Contracts.  Tax-Exempt Bond Fund may purchase put options on futures contracts if the subadviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the subadviser expects interest rates to rise, the Fund will seek to realize a profit to offset the loss in value of its portfolio securities, which is a form of hedging.
Purchase of Call Options on Futures Contracts.  Tax-Exempt Bond Fund may purchase call options on futures contracts if the subadviser anticipates a decline in interest rates. The purchase of a call option on an interest rate or index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Fund will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Fund is holding cash. The Fund can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund’s cash can be used to buy long-term securities.
Swap Agreements.  Each Fund may enter into swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments. Certain swaps are centrally-cleared and will eventually be exchange-traded. Although central clearing is expected to decrease the credit risk involved in bilateral swaps, central clearing would not make the contracts risk-free. Exchange-trading is expected to improve swap liquidity, but there is no guarantee that a Fund could consider exchange-traded swaps to be liquid.
A Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Tax-Exempt Bond Fund may invest in swaptions. The Core Equity Fund may also enter into swap agreements to gain exposure to the equity market. The Tax-Exempt Bond Fund may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. The Tax-Exempt Bond Fund may also use swaptions for such purposes, including to manage or adjust the Fund’s duration or exposures. Even a small investment in a swap can have a big impact on the Fund’s market exposure. Swaptions are contracts that give a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In a bilateral swap, a Fund bears the risk of default by its swap counterparty. In a centrally-cleared swap, the Fund bears the risk of a default by the central clearing counterparty. In either case, a Fund may not be able to terminate its obligations under the swap agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements limit their use by the Fund as a regulated investment company under the Tax Code.
Forward Foreign Currency Exchange Contracts.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Eventually, many but not all forward foreign currency exchange contracts will be exchange-traded and centrally-cleared. The International Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency. The International Fund generally will not enter into a forward contract with a term longer than one year.
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Foreign Currency Futures Transactions.  Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, the International Fund may use foreign currency futures contracts and options on such futures contracts.
Foreign Currency Options.  A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.
A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect the International Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if the International Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the International Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the International Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the International Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the International Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.
ILLIQUID AND RESTRICTED SECURITIES.
Each Fund may invest up to 15% of its net assets in illiquid securities, defined as securities that it cannot sell or dispose of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity of a particular security will be determined based on relevant factors as set out in the Trust’s liquidity risk management program as required by Rule 22e-4 under the 1940 Act. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted OTC options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The continued viability of a market is dependent upon the willingness of market participants to purchase such securities. Securities that are liquid may become illiquid.
Restricted securities are subject to legal restrictions on resale. The International Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A (“Rule 144A securities”) under the Securities Act of 1933, as amended (the “1933 Act”). The practice of investing in Rule 144A Securities could increase the level of the Fund’s illiquidity during any period that qualified buyers become uninterested in purchasing these securities.
Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale.
The SEC defines “liquidity risk” as the risk that a Fund may not be able to meet redemption requests without significantly diluting the interests of remaining shareholders. Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which a Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer’s financial condition), a Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. Additionally, the market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
OTHER INVESTMENT TECHNIQUES
Repurchase Agreements.  In order to earn income for periods as short as overnight, each Fund may enter into repurchase agreements with commercial and investment banks that furnish collateral at least equal in value or market price to the amount of their repurchase obligations. Under a repurchase agreement, a Fund acquires a money market instrument (generally a U.S. Government security) which is subject to resale by the Fund on a specified date (within one week) at a specified price (which price reflects an agreed-upon interest rate
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effective for the period of time the Fund holds the investment and is unrelated to the interest rate on the instrument). Repurchase agreements entered into by a Fund will be fully collateralized by obligations with a market value, monitored daily by the portfolio manager, of not less than 100% of the obligation plus accrued interest. Collateral will be held in a segregated, safekeeping account for the benefit of the Fund. The staff of the Commission has taken the position that repurchase agreements of more than seven days’ duration are illiquid securities.
Lending of Portfolio Securities.  Core Equity Fund, Select Equity Fund and International Fund may earn additional income by lending portfolio securities to broker/dealers that are members of the New York Stock Exchange (the “NYSE”) and other financial institutions under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. However, at no time will the value of securities loaned by any Fund exceed 33 1/3 % of the value of such Fund’s total assets. A Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also will receive compensation based on investment of the collateral. A Fund will not, however, have the right to vote any securities having voting rights during the existence of the loan, but will attempt to call the loan in anticipation of an important vote to be taken among holders of the securities or of an opportunity to give or withhold consent on a material matter affecting the investment.
Foreign Currency Transactions.  International Fund may invest in securities which are purchased and sold in foreign currencies as a principal investment strategy. The value of the International Fund’s assets as measured in U.S. dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa.
The International Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell an amount of a specific currency at a specific price on a future date agreed upon by the parties. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. Eventually, many but not all forward foreign currency exchange contracts will be exchange-traded and centrally-cleared.
The International Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. The International Fund may engage in “transaction hedging” to protect against a change in the foreign currency exchange rate between the date the International Fund contracts to purchase or sell a security and the settlement date, or to “lock in” the U.S. dollar equivalent of a dividend or interest payment made in a foreign currency. The International Fund also may engage in “portfolio hedging” to protect against a decline in the value of its portfolio securities as measured in U.S. dollars which could result from changes in exchange rates between the U.S. dollar and the foreign currencies in which the portfolio securities are purchased and sold. The International Fund also may hedge foreign currency exchange rate risk by engaging in currency futures and options transactions.
Although a foreign currency hedge may be effective in protecting the International Fund from losses resulting from unfavorable changes in exchanges rates between the U.S. dollar and foreign currencies, it also would limit the gains which might be realized by the International Fund from favorable changes in exchange rates. The subadviser’s decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the subadviser’s view regarding future exchange rates proves to have been incorrect, the International Fund may realize losses on its foreign currency transactions.
Depositary Receipts.  Each of Core Equity Fund’s, Select Equity Fund’s and International Fund’s investments in foreign securities may include investment in depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs). U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Core Equity Fund, Select Equity Fund and International Fund also may invest in EDRs, GDRs, and in other similar instruments representing securities of foreign
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companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets and are not necessarily denominated in the currency of the underlying security.
Certain depositary receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.
Temporary Defensive Investments.  When in the judgment of its subadviser adverse market conditions warrant, each Fund may adopt a temporary defensive position by investing up to 100% of its assets in cash, repurchase agreements and money market instruments, including short-term U.S. Government securities, bankers’ acceptances, commercial paper rated at least A3 by Standard & Poor’s, Prime by Moody’s or, if not rated, determined to be of equivalent quality by the Fund’s subadviser.
When-Issued Securities.  Each Fund may purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.
Real Estate Investment Trusts.  Core Equity Fund and Select Equity Fund may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like registered investment companies such as the Funds, REITs are not taxed on income distributed to shareholders so long as they comply with several requirements of the Tax Code. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area or a single type of property. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.
RISK FACTORS
The investment risks specific to each Fund are as follows:
	Core Equity Fund	Select Equity Fund	International Fund	Tax-Exempt Bond Fund
Market Risk	X	X	X	X
Active Management Risk	X	X	X	X
Multi-Manager Risk	X	X	X
Micro-Sized Company Risk		X	X
Small Company Risk	X	X	X
Medium-Sized Company Risk	X	X	X
International Investing Risk	X	X	X
Emerging Markets Risk	X		X
Foreign Securities Market Risk	X	X	X
Investment Restriction Risk			X
Model and Data Risk	X		X
Tax-Managed Investment Risk	X	X	X
Investment Style Risks:
Growth Investing Risk	X	X	X
Value Investing Risk	X	X	X
Momentum Investing Risk	X
Passive Investing Risk	X	X	X
Issuer Risk				X
When-Issued Securities Risk	X	X	X	X
Credit Risk				X
Interest Rate Risk				X
Call Risk				X
Lending of Portfolio Securities Risk	X	X	X
Equity Securities Risk	X	X	X
Fixed Income Securities Risk	X	X	X	X
Below Investment Grade Securities Risk			X	X
Repurchase Agreements Risk	X	X	X	X
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	Core Equity Fund	Select Equity Fund	International Fund	Tax-Exempt Bond Fund
Derivative Instruments Risk	X	X	X	X
Option on Securities and Securities Indices Risk	X	X	X	X
Futures Contracts and Options on Futures Contracts Risk	X	X	X	X
Investing in Investment Companies and Other Pooled Investment Vehicles Risk	X	X	X	X
Preferred Securities Risk	X	X	X
Convertible Securities Risk	X	X	X
Valuation Risk	X	X	X	X
Tax Risk				X
Cybersecurity Risk	X	X	X	X
Initial Public Offering Risk		X
Market Risk.  The price of equity and fixed income securities may fluctuate, sometimes rapidly and unpredictably. Market risk may impact individual securities based on general market or economic conditions and/or real or perceived factors affecting specific industries or individual company fundamentals. These factors may include corporate earnings outlooks, changes in interest rates, investor sentiment, or industry competitive conditions. Additionally, events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also have a significant impact. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline, and are also generally more volatile than fixed income markets.
In the aftermath of the 2007-2008 financial crisis, the financial sector experienced reduced liquidity in credit and other fixed income markets, and an unusually high degree of volatility, both domestically and internationally. While entire markets were impacted, issuers that had exposure to the real estate, mortgage and credit markets were particularly affected. The instability in the financial markets led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. For example, the Dodd-Frank Act, which was enacted in 2010, provides for broad regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies and mortgage lending.
Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.
In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. The occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of the Funds and disrupt the processes necessary for a Fund’s operations. Such events may result in, among other things, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ investment adviser, subadvisers, and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance.
The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
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Active Management Risk.  For the portions of the Funds’ portfolios that are actively managed, performance will reflect in part the ability of a subadviser to select securities and to make investment decisions that help to meet the Fund’s investment objective. A Fund could, therefore, underperform relevant benchmarks or other mutual funds with similar investment objectives.
Multi-Manager Risk.  Because each subadviser makes investment decisions independently, using different styles, a Fund could experience overlapping security selections that may not be complementary. Certain advisers may be purchasing securities at the same time other advisers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.
Micro-Sized Company Risk.  Micro-sized company stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Small Company Risk.  Stocks of smaller companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations and creating difficulties in selling the stocks at the desired time and price.
Medium-Sized Company Risk.  Medium-sized companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general.
International Investing Risks.  International equities may underperform and may be more volatile than investments in U.S. equities. Investing in international equity securities involves additional risks, including but not limited to the following:
•
Country Risks - Including less liquidity, potentially high inflation rates and unfavorable economic practices.
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Currency Risk - Because the foreign securities in which a portion of a Fund’s assets may be invested, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates may affect a Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.
•
Information Risk - Differences in financial reporting standards and less stringent regulation of existing standards which leads to a lack of uniformity.
•
Foreign Currency Hedging Transaction Risk - In order to hedge against adverse movements in currency exchange rates, a Fund may enter into forward foreign currency exchange contracts. If the adviser’s or subadviser’s forecast of exchange rate movements is incorrect, a Fund may realize losses on its foreign currency transactions. Additionally, a Fund’s hedging transactions may prevent a Fund from realizing the benefits of a favorable change in the value of foreign currencies.
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Less Available Public Information about the Issuers of Securities - Non-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies. As a result, less information may be available to investors concerning non-U.S. investors.
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Less Strict Regulation of Security Markets - Foreign countries generally have less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and, therefore, not all material information regarding these foreign issuers will be available.
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Political and Economic Instability - International investing subjects investors to the risk of political, social, or economic instability in the country or region of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets. For example, in a June 2016 referendum, citizens of the United Kingdom (the “UK”) voted to leave the European Union (the “EU”), an event widely referred to as “Brexit.” On January 23, 2020 the UK ratified a withdrawal agreement that was later approved by the EU. This agreement entered into force on January 31, 2020, marking the official departure of the UK from the EU. Following withdrawal from the EU, the United Kingdom entered into a transition period, during which EU law continued to apply in the United Kingdom. The transition period expired on December 31, 2020. On December 24, 2020, negotiators representing the United Kingdom and the EU came to a
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preliminary trade agreement, the EU-UK Trade and Cooperation Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and UK’s relationship following the end of the transition period. On December 30, 2020, the UK and the EU signed the TCA, which was ratified by the British Parliament on the same day. The TCA was subsequently ratified by the EU Parliament and entered into force on May 1, 2021. However, many aspects of the UK-EU trade relationship remain subject to further negotiation. Brexit has resulted in economic, political and regulatory uncertainty, and its effects will depend, in part, on the agreements the UK negotiates to retain access to EU markets. The impact on the UK and European economies and the broader global economy could be significant and could, among other outcomes, result in increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK leaving the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. It may also have a negative impact on the economy and currency of the UK and/or the Euro as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the UK or EU.
Emerging Markets Risk.  The risks of international investing (see above) are particularly significant in emerging markets and less developed markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets. In addition, many emerging markets governments participate to a significant degree in their economies and securities markets, which may negatively impact companies in those markets. Risk of loss may also be greater due to more or less foreign government financial regulation, less public information, and less stringent investor protections and disclosure standards. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to International Fund shareholders.
Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.
Certain of the companies may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, economic sanctions may be imposed against companies in various sectors of the Russian economy, including the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such sanctions, if imposed, could impair a Fund’s ability to meet its investment objective. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting a Fund from selling or otherwise transacting in these investments. This could impact a Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. A Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.
Foreign Securities Market Risk.  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested. In addition, settlement problems could cause a Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuer.
Investment Restriction Risk.  Some countries restrict foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
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Model and Data Risk.  One or more of the Fund’s subadvisers may rely heavily on quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.
When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.
All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
Tax-Managed Investment Risk.  Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.
Investment Style Risks.  A Fund is subject to investment style risk, which is the chance that returns differ from funds employing a similar style. Styles can be characterized with labels including growth or value, active or passive, tax sensitivity and/or quantitative techniques:
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Growth Investing Risk - Growth stocks include companies that are believed to have above-average potential for growth in revenue, earnings, cash flow or other similar criteria. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
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Value Investing Risk - Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
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Momentum Investing Risk - Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
Passive Investing Risk.  Because a portion of a Fund is managed so that its holdings match those of a certain market index, a Fund faces a risk of poor performance if the target index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks. Even though a Fund invests a portion of its assets in the common stocks of companies represented in the target index, a Fund cannot guarantee the performance of that portion of a Fund will match the target index due to the need to maintain cash or other liquid securities available to meet redemption requests.
Issuer Risk.  The value of an individual security may decline for any number of reasons related to the specific issuer, such as financial strength, consumer demand and company performance.
When-Issued Securities Risk.  There may be a risk of loss to a Fund that engages in these transactions if the value of the security declines prior to the settlement date.
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Credit Risk.  The Fund could lose money if the issuers or guarantors of securities owned by the Fund default on the payment of principal or interest, or on other obligations to the Fund. The revenue bonds in which the Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds. In particular, weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for the payment of principal and interest on certain multi-family housing authority bonds.
Municipal bonds are subject to the risk that political events, local business or economic conditions could have a significant effect on an issuer’s ability to make payments of principal and/or interest. On July 18, 2013, the City of Detroit filed for federal bankruptcy protection. The bankruptcy of large cities such as Detroit is relatively rare, making the consequences of such bankruptcy filings difficult to predict. Accordingly, it is unclear what impact a large city’s bankruptcy filing would have on the city’s outstanding obligations or on the obligations of other municipal issuers in that state. It is possible that the city could default on, restructure or otherwise avoid some or all of these obligations, which may negatively affect the marketability, liquidity and value of securities issued by the city and other municipalities in that state. More recently, Puerto Rico defaulted on certain of its debt obligations. If the Fund were to hold securities that are affected by a bankruptcy filing or a default, the Fund’s investments in those securities may lose value, which could cause the Fund’s performance to decline. A security’s credit rating may reflect its degree of inherent credit risk.
Interest Rate Risk.  Interest rate risk is the risk that a fixed income security will lose value because of changes in interest rates. An increase in interest rates may lower a Fund’s value and the overall return on your investment. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. A Fund is also subject to call or prepayment risk when, generally as a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower yielding securities. Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying securities owned by a Fund.
In response to the outbreak of COVID-19, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including, among other things, lowering interest rates. Interest rates remain at relatively low levels, but are expected to increase in the future. During periods when interest rates are low (or negative), a Fund’s yield (or total return) may also be low and fall below zero. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. Certain European countries and Japan have pursued negative interest rate policies. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with negative value intended to help create self-sustaining growth in the local economy. To the extent a Fund holds a debt instrument with a negative interest rate, the Fund would generate a negative return on that investment. If negative interest rates become more prevalent in the market, investors may seek to reallocate their investment to other income-producing assets, which could further reduce the value of instruments with a negative yield.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), EURIBOR and other similar types of reference rates (each, a “Reference Rate”). On March 5, 2021, the United Kingdom’s Financial Conduct Authority (“FCA”) and ICE Benchmark Authority formally announced the dates after which the LIBORs will no longer be representative and subsequently cease publication. Certain LIBORs (e.g., all EUR and CHF LIBOR settings, the Spot Next/Overnight, 1 week, 2 month and 12 month JPY and GBP LIBOR settings, and the 1 week and 2 months US dollar LIBOR settings) ceased publication on December 31, 2021. However, the publication of certain other LIBORs (e.g., the overnight, 1 month, 3 month, 6 month, and 12 months USD LIBOR settings) will continue through at least June 30, 2023. This announcement and any additional regulatory or market changes may have an adverse impact on a Fund’s investments, performance or financial condition. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.
In advance of the expected transition dates, regulators and market participants have worked and will seek to work together to identify or develop successor Reference Rates (e.g., the Secured Overnight Financing Rate, which is likely to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities) and how the calculation of associated spreads (if any) should be adjusted. Additionally, prior to the expected transition dates, it is expected that industry trade associations and participants will focus on the transition mechanisms by which the Reference Rates and spreads (if any) in existing contracts or instruments may be amended, whether through market-wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Funds. At this time, it is not possible to exhaustively identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the United Kingdom or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades, adversely impacting a Fund’s overall financial condition or results of operations. The impact of any successor or substitute Reference Rate, if any, will vary on an investment-by-investment basis, and any differences may be material and/or create material economic mismatches, especially if investments are used for hedging or similar purposes. In addition, although certain Fund investments may
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provide for a successor or substitute Reference Rate (or terms governing how to determine a successor or substitute Reference Rate) if the Reference Rate becomes unavailable, certain Fund investments may not provide such a successor or substitute Reference Rate (or terms governing how to determine a successor or substitute Reference Rate). Accordingly, there may be disputes as to: (i) any successor or substitute Reference Rate; or (ii) the enforceability of any Fund investment that does not provide such a successor or substitute Reference Rate (or terms governing how to determine a successor or substitute Reference Rate). A Fund may have discretion to determine a successor or substitute Reference Rate, including any price or other adjustments to account for differences between the successor or substitute Reference Rate and the previous rate. The successor or substitute Reference Rate and any adjustments selected may negatively impact a Fund’s investments, performance or financial condition, including in ways unforeseen by the Fund. In addition, any successor or substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV, and may expose a Fund to additional tax, accounting and regulatory risks.
Call Risk.  Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Lending of Portfolio Securities Risk.  Lending portfolio securities involves risk of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower fail financially. Loans of portfolio securities will be made only to borrowers that have been approved in advance by the Trust’s Board of Trustees. The Board of Trustees will monitor the creditworthiness of such firms on a continuing basis. At no time will the value of securities loaned by any Fund exceed 33 1/3% of the value of such Fund’s total assets.
Equity Securities Risk.  Equity securities are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
Fixed Income Securities Risk.  Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Each Fund’s investments in zero coupon, stripped or certain other fixed income securities with original issue discount (or market discount if an election is made to take market discount into account annually) could require the Fund to sell certain of its portfolio securities in order to generate sufficient cash to satisfy certain income distribution requirements.
Below Investment Grade Securities Risk.  Investments in high-yield debt securities (commonly referred to as “junk” bonds) are sometimes considered speculative as they present a greater risk of loss than higher quality debt securities. Such securities may, under certain circumstances, be less liquid than higher rated debt securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Repurchase Agreements Risk.  If the other party or “seller” defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in such event, a Fund could suffer a loss of interest on or principal of the security and could incur costs associated with delay and enforcement of the repurchase agreement.
Derivative Instruments Risk.  In accordance with its investment policies, each Fund may invest in certain derivative instruments, which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties. Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. The risk of unlimited losses is possible for a Fund with regard to some derivatives investing.
Derivative contracts include options, futures contracts, forward contracts, forward commitments and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage, equity, equity index and currency swaps. The following are the principal risks associated with derivative instruments.
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Market Risk - Market risk is the risk that the instrument will decline in value or that an alternative investment would have appreciated more.
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Leverage and Associated Price Volatility - Leverage causes increased volatility in the price and magnifies the impact of adverse market changes.
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Credit Risk - The issuer of the instrument may default on its obligations under the contract.
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Liquidity and Valuation Risk - Many derivative instruments are traded in institutional markets rather than on an exchange. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.
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Correlation Risk - There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.
Options on Securities and Securities Indices Risk.  The writing and purchase of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the subadviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the subadviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the subadviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund’s investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions.
As the writer of a call option, a Fund receives a premium less commission and, in exchange, forgoes the opportunity to profit from increases in the market value of the security covering the call above the sum of the premium and the exercise price of the option during the life of the option. The purchaser of such a call has the ability to purchase the security from the Fund’s portfolio at the option price at any time during the life of the option. Portfolio securities on which options may be written are purchased solely on the basis of investment considerations consistent with the Fund’s investment objectives.
Futures Contracts and Options on Futures Contracts Risk.  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain risks. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in securities prices may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and the portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. The profitability of a Fund’s trading in futures to seek to increase total return depends upon the ability of the subadviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Investing in Investment Companies and Other Pooled Investment Vehicles Risk.  The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in its value being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund’s investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly. Investments in real estate investment trusts or securities with similar characteristics that pool investor’s capital to purchase or finance real estate investments involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase). Closed-end funds generally do not continuously offer their shares for sale. Rather, they sell a fixed number of shares at one time, after which the shares typically trade on a secondary market, such as the New York Stock Exchange. The price of closed-end fund shares that trade on a secondary market is determined by the market and may be greater or less than the shares’ net asset value. Closed-end fund shares generally are not redeemable. The investment portfolios of closed-end funds generally are managed by investment advisers.
Preferred Stock Risk.  Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
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Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate.
Contingent convertible securities are subject to additional risk factors. A contingent convertible security is a hybrid debt security typically issued by a non-U.S. bank that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, a Fund may lose the principal amount invested on a permanent or temporary basis or the contingent convertible security may be converted to equity. Coupon payments on contingent convertible securities may be discretionary and may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Valuation Risk.  A Fund may hold securities for which prices from pricing services may be unavailable or are deemed unreliable, in which case the Fund’s procedures for valuing investments provide that the investment manager shall use the fair value of such securities for valuing investments. There is a risk that the fair value determined by the investment manager or the price determined by the pricing service may be different than the actual sale prices of such securities.
Tax Risk.  Tax-Exempt Bond Fund could generate some taxable income and may realize taxable gains on the sale of its securities or other transactions. Generally, distributions of interest income from the Fund’s tax-exempt securities are exempt from federal income tax, and distributions from other sources, including capital gain distributions, are not. However, there is no guarantee that the Fund’s income will be exempt from U.S. federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
You should consult a tax adviser about any taxes, including state and local taxes, on your Fund distribution.
Cybersecurity Risk.  As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems (e.g., through “hacking” or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, cybersecurity breaches involving a Fund’s third party service providers (including but not limited to advisers, sub-advisers, administrators, transfer agents, custodians and other third parties), trading counterparties or issuers in which a Fund invests can also subject a Fund to many of the same risks associated with direct cybersecurity breaches. Moreover, cybersecurity breaches involving trading counterparties or issuers in which a Fund invests could adversely impact such counterparties or issuers and cause the Fund’s investment to lose value.
The Funds have established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity. However, there are inherent limitations in these plans and systems, including that certain risks may not have been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cybersecurity systems of issuers in which a Fund may invest, trading counterparties or third party service providers to the Funds. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders could be negatively impacted as a result.
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Initial Public Offering Risk.  The market value of shares issued in an initial public offering (“IPO”) may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. The purchase of IPO shares may involve high transaction costs. Investments in IPO shares, which are subject to market risk and liquidity risk, involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time.
INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions.  Each Fund has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the holders of a majority of that Fund’s outstanding voting securities which, as used in the Prospectus and the SAI, means approval of the lesser of (1) the holders of 67% or more of the shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares.
A Fund may not:
(1)
Invest more than 5% of its assets in commodities or commodity contracts, except that each Fund may invest without regard to the 5% limitation in interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments, options on such futures contracts, forward commitments, securities index put and call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies;
(2)
Underwrite any issue of securities;
(3)
Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, or (c) lending portfolio securities;
(4)
Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;
(5)
Borrow money, except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. A Fund also may not issue senior securities, within the meaning of the 1940 Act;
(6)
Invest more than 25% of its net assets in securities of issuers in a particular industry or group of industries except that this limitation does not apply to (i) obligations of the U.S. Government or any of its agencies or instrumentalities (i.e., U.S. Government securities), or (ii) Clearwater Core Equity Fund to the extent that the investment manager or subadviser determines that investment without regard to the stated limits is necessary in order for the applicable portion of the Fund to pursue its policy of tracking the Russell 1000® Index or any substitute index;
(7)
With respect to 75% of its total assets, purchase any security (other than U.S. Government securities) if, immediately after and as a result of such purchase, (a) more than 5% of the value of the Fund’s total assets would be invested in securities of the issuer or (b) the Fund would hold more than 10% of the voting securities of the issuer;
(8)
Buy or sell real estate in the ordinary course of its business; provided, however, that the Fund may (i) invest in readily marketable debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein and (ii) hold and sell real estate acquired as the result of its ownership of securities.
For purposes of fundamental investment policy 5 above, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.
In addition, with regard to the Tax-Exempt Bond Fund, the Trust has adopted a fundamental policy to invest at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, in the particular type of investments suggested by its name. Specifically, as a fundamental policy, under normal market conditions, Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia.
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Nonfundamental Investment Restrictions.  The following investment restrictions are designated as nonfundamental and may be changed by the Trust’s Board of Trustees without the approval of the shareholders.
A Fund may not:
(1)
Invest in companies for the purpose of exercising control or management;
(2)
Acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. For these purposes, an “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment; or
(3)
Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.
The Tax-Exempt Bond Fund will not invest more than 25% of its assets in revenue bonds payable only from revenues derived from facilities or projects within a single industry; however, because other appropriate available investments may be in limited supply, the industry limitation does not apply to housing authority obligations or securities issued by governments or political subdivisions of governments. Appropriate available investments may be in limited supply from time to time in the opinion of the subadviser due to the Fund’s investment policy of investing primarily in “investment grade” securities.
Nonfundamental Investment Policies Related to Fund Names.  With regard to the Core Equity Fund, Select Equity Fund and International Fund, the Trust has adopted a non-fundamental policy to invest at least 80% of the value of each respective Fund’s net assets, plus the amount of any borrowings for investment purposes, in the particular type of investments suggested by its name. Furthermore, with respect to each of these Funds, the Trust has adopted a policy to provide a Fund’s shareholders with at least 60 days prior notice of any change in the policy of a Fund to invest at least 80% of its assets in the manner described below.
As a non-fundamental policy, under normal market conditions, Core Equity Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies.
As a non-fundamental policy, under normal market conditions, Select Equity Fund will not invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities.
As a non-fundamental policy, under normal market conditions, International Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States.
Except with respect to borrowing, all of the percentage limitations and investment restrictions recited in the Funds’ Prospectus and SAI apply only at the time a transaction is entered into. From time to time, a Fund may acquire additional security types not referenced in the Prospectus or SAI as a result of corporate actions, reorganizations or other similar events.
PORTFOLIO TURNOVER
Although none of the Funds purchase and sell securities for short-term profits, each Fund will sell portfolio securities without regard to the time they have been held whenever such action seems advisable. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs, which must be borne by a Fund and its shareholders. Select Equity Fund pursues the policy of selling that security in its portfolio, which seems the least attractive security owned whenever it is desired to obtain funds not otherwise available for the purchase of a security that is considered more attractive. The resulting rate of portfolio turnover is not a consideration. The Core Equity Fund, Tax-Exempt Bond Fund and International Fund did not experience any significant variation in their portfolio turnover rates over the two most recently completed fiscal years. The Select Equity Fund experienced a higher turnover during the fiscal years ended December 31, 2020 and 2021 as compared to the previous fiscal year due to the appointment of four new subadvisers, termination of one subadviser, changes in the allocation of assets among the Fund's subadvisers and changes to the Fund’s 80% investment policy.
DISCLOSURE OF PORTFOLIO HOLDINGS
A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, on Form N-PORT. These shareholder reports and Form N-PORT filings are filed with the SEC and are generally available within sixty (60) days of the end of the Funds’ fiscal quarter on the SEC website.
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The Trust believes that the selective disclosure of the Funds’ portfolio holdings generally is not in the best interests of long-term shareholders and could encourage short term trading strategies that can hurt serious investors. Accordingly, it is the policy of the Trust not to selectively disclose portfolio holdings before they are made available to the general public, except for a legitimate business purpose which does not conflict with the interests of a Fund’s shareholders, and pursuant to a confidentiality agreement or fiduciary relationship. The portfolio holdings of each Fund are known on a daily basis to each Fund’s subadviser, custodian and securities lending agent. In addition, selected individuals with the Trust’s transfer agent have daily access to the Funds’ portfolios as a part of performing their duties for the Trust. The subadvisers provide monthly or quarterly portfolio reviews that include portfolio holdings. The Trust or its service providers may also disclose portfolio holdings to the auditors, accountants, liquidity classification provider or other fiduciaries of the Trust, the investment manager or the subadviser as part of the performance of the duties of the personnel of the Trust or such service providers. Nevertheless, such disclosures are made pursuant to contractual arrangements or fiduciary relationships that prohibit such service providers and their personnel from disclosing the Funds’ holdings to anyone who does not have a legitimate Trust business need to know. Moreover, the personnel of the custodian, subadvisers and other service providers are not permitted to purchase shares of the Funds.
A subadviser may disclose holdings information to third party administrators or other service providers it uses, such as proxy voting service providers. Such third parties include, as of the date of this SAI, Abel Noser LLC, ACA Compliance Group, ACA Performance Services, LLC, Bloomberg L.P., Broadridge Investor Communications Solutions, Inc., Brown Smith Wallace LLC, Compliance Solutions Strategies, DTCC Omgeo OASYS, DTCC Omgeo TradeSuite, DTCC Solutions, LLC, Egan Jones Proxy Services, Electra Information Systems, Factset Research Systems Inc., FundApps Limited, Glass, Lewis & Co., LLC, INDATA Corporation, Global Relay Communications Inc., ICE Data Services, Infit Outsourcing, Inc., Institutional Shareholder Services Inc., MD Solutions, Inc., The Bank of New York Mellon, and SWIFT.
Any requests to disclose non-public portfolio holdings information to a third party other than as set forth above must be directed to the Funds’ chief compliance officer, who will evaluate whether the disclosure would conflict with the interests of a Fund’s shareholders based on the particular facts and circumstances.
Compliance with the Trust’s portfolio holdings disclosure policy is subject to oversight and monitoring by the investment manager and the Funds’ chief compliance officer, as well as periodic review by the Board of Trustees. Neither the investment manager nor any Fund receives any compensation or other consideration for the release of the Funds’ portfolio holdings information. Other than as described above, the Trust has no ongoing arrangements to make portfolio holding information available to any person.
BROKERAGE
Decisions relating to the purchase and sale of portfolio securities for each Fund, the allocation of portfolio transactions and, where applicable, the negotiation of commission rates or transaction costs are made by the respective portfolio subadvisers. It is the primary consideration in all portfolio transactions to seek the most favorable price and execution and to deal directly with principal market makers in over-the-counter transactions except when, in the opinion of such subadviser, an equal or better market exists elsewhere.
The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations (some of which are subjective), including, without limitation, the overall net economic result to the portfolio (involving price paid or received, any commissions and other costs paid) and the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and subject to such policies as the Trustees may adopt, each Fund may pay an unaffiliated broker or dealer that provides “brokerage and research services” (as defined in the 1934 Act) an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the applicable portfolio subadviser determines in good faith that the amount of commissions charged by the broker is reasonable in relation to the value of the brokerage and research services provided by such broker. The subadvisers have received brokerage and research services consisting of written research reports, access to investment analysis and information services and related electronic components, all of which may be used for any of their respective clients. Except for the following exceptions, the subadvisers of Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund have advised the investment manager that none of them has paid any such excess in connection with brokerage transactions for the Funds. Each of AQR Capital Management, LLC (Core Equity Fund), Cooke & Bieler, L.P. (Select Equity Fund), Jackson Square Partners, LLC (Select Equity Fund), Pzena Investment Management, LLC (Select Equity Fund), Rice Hall James & Associates, LLC (Select Equity Fund), Wasatch Global Investors (Select Equity Fund) and WCM Investment Management, LLC (International Fund) have advised the investment manager that their respective policies are to engage in only soft commission arrangements that are within the “safe harbor” provision of Section 28(e) of the 1934 Act and are consistent with applicable regulatory guidance.
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During the most recent three fiscal years ended December 31, the Funds paid brokerage commissions as follows:
	2019	2020	2021
Core Equity Fund	$63,524	$70,088	$77,555
Select Equity Fund	$384,621	$593,590	$440,803
Tax-Exempt Bond Fund	$14,008	$6,634	$143,784
International Fund	$437,863	$480,328	$637,553
As of the fiscal year ended December 31, 2021, each of the following Funds held securities of its regular broker/dealers, as that term is defined in Rule 10b-1 of the 1940 Act, or such broker/dealers’ parents in the approximate amounts set forth below:
Fund	Name of Regular Broker/Dealer	Approximate Aggregate Market Value of Securities
Core Equity Fund	Goldman Sachs & Co. LLC	$2,911,205
Select Equity Fund	Piper Sandler & Co.	$245,629
International Fund	Daiwa Capital Markets America Inc.	$98,689
MANAGEMENT, ADVISORY AND OTHER SERVICES
Trustees and Officers
The Board of Trustees has overall responsibility for management and supervision of the Funds. The Trust also has several officers who provide executive services to the Trust. More information concerning the Trustees and the officers is set forth below in the section “Executive Officers and Trustees”.
Investment Manager
Clearwater Management Co., Inc.  The Trust has contracted with Clearwater Management Co., Inc. (“CMC”), 2000 Wells Fargo Place, 30 East 7th Street, St. Paul, Minnesota (the “investment manager”), to act as investment manager of the Trust. The investment manager is equally owned by the ten members of its board of directors. The initial term of the management contract between the Trust and the investment manager is two years and is renewable annually for successive one-year terms. The initial term of the contract for the management of the Core Equity Fund and Select Equity Fund commenced on March 1, 1998. The initial term of the contract for the management of the Tax-Exempt Bond Fund commenced on December 3, 1999. The initial term of the contract for the management of the International Fund commenced on January 24, 2009. Under the terms of the management contract, the investment manager supervises all of the Trust’s business operations and is responsible for formulating and implementing investment strategies for the Funds. The investment manager performs all administrative and other management functions necessary to the supervision and conduct of the affairs of the Funds.
Pursuant to the management contract, the investment manager pays for office space and equipment, clerical, secretarial and administrative services and executive and other personnel as are necessary to fulfill its responsibilities and all other ordinary operating expenses related to its services for the Trust, including executive salaries of the Trust. Pursuant to the management contract, the investment manager also pays all of the Funds’ other expenses, except brokerage, taxes, interest and extraordinary expenses.
As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60% and 1.00% of the net assets of Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund, respectively. Effective October 1, 2021, CMC has voluntarily agreed to waive a portion of the management fee for the Tax-Exempt Bond Fund to achieve an effective management fee rate equal to 0.27% of the Fund’s average daily net assets. Effective April 1, 2022, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Select Equity Fund and the International Fund to achieve an effective management fee rate equal to 0.26%, 0.93% and 0.65%, respectively, of each Fund’s average daily net assets.
It is the investment manager’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time. The investment manager’s fees are calculated and accrued daily as a percentage of each Fund’s daily net assets, and are paid quarterly.
During the three years ended December 31, 2021, CMC voluntarily waived the management fee for each of the Funds as follows:
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•
For Core Equity Fund, between January 1, 2019 and December 31, 2019, to 0.35%; between January 1, 2020 and March 31, 2021, to 0.31%; between April 1, 2021 and September 30, 2021, to 0.30%; between October 1, 2021 and December 31, 2021, to 0.25%.
•
For the Select Equity Fund, between January 1, 2019 and December 31, 2019, to 0.98%; between January 1, 2020 and September 30, 2020, to 0.95%; between October 1, 2020 and March 31, 2021, to 0.91%; between April 1, 2021 and September 30, 2021, to 0.87%; between October 1, 2021 and December 31, 2021, to 0.89%.
•
For the Tax-Exempt Bond Fund, between January 1, 2019 and December 31, 2019, to 0.32%; between January 1, 2020 and September 30, 2021, to 0.29%; between October 1, 2021 and December 31, 2021, to 0.27%.
•
For the International Fund, between January 1, 2019 and December 31, 2019, to 0.68%; between January 1, 2020 and September 30, 2020, to 0.65%; between October 1, 2020 and March 31, 2021, to 0.68%; between April 1, 2021 and September 30, 2021, to 0.67%; between October 1, 2021 and December 31, 2021, to 0.60%.
During the three years ended December 31, 2021, the total management fees incurred by the Funds were as follows:
	2019	2020	2021
Core Equity Fund	$1,775,713	$1,618,173	$2,190,976
Select Equity Fund	$3,354,715	$3,260,575	$4,643,825
Tax-Exempt Bond Fund	$1,786,731	$1,732,553	$1,911,222
International Fund	$4,114,271	$4,584,398	$6,586,723
Portfolio Subadvisers
General.  Under the terms of the management contract, the investment manager is authorized to enter into subadvisory contracts with one or more investment advisers, which will have responsibility for rendering investment advice to all or a portion of the Funds’ portfolios.
Parametric Portfolio Associates® LLC.  Parametric Portfolio Associates® LLC (“Parametric”) has managed the Core Equity Fund’s portfolio since November 1, 1997. Parametric is a Seattle, Washington based investment manager that has been providing investment advisory services since its formation in 1987. Parametric serves its clients through offices located in Seattle, WA, Minneapolis, MN, Boston, MA, New York, NY, Westport, CT and Sydney, Australia. As of December 31, 2021, Parametric’s assets under management totaled approximately $428.9 billion. Parametric is a wholly-owned indirect subsidiary of Morgan Stanley (“MS”), a publicly held company that is traded on the New York Stock Exchange under the ticker symbol MS. Parametric is located at 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104.
Under the Core Equity Fund subadvisory contract, Parametric develops, recommends and implements an investment program and strategy for a portion of the Core Equity Fund, which is consistent with the Fund’s investment objectives and policies. Parametric is also responsible for making all portfolio and brokerage decisions for its allocation of the Fund’s assets.
Fees payable to Parametric under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Core Equity Fund is not responsible for payment of the subadvisory fees to Parametric. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $413,319, $310,607 and $393,454, respectively, to Parametric related to the Core Equity Fund.
Under the Select Equity Fund subadvisory contract, Parametric develops, recommends and implements an investment program and strategy for a portion of the Select Equity Fund, which is consistent with the Fund’s investment objectives and policies. Parametric is also responsible for making all portfolio and brokerage decisions for its allocation of the Fund’s assets.
Fees payable to Parametric under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Select Equity Fund is not responsible for payment of the subadvisory fees to Parametric. Parametric did not receive compensation with respect to the Select Equity Fund for the year ended December 31, 2019. During the fiscal years ended December 31, 2020 and 2021, the investment manager paid subadvisory fees of $8,418 and $70,162, respectively, to Parametric.
Under the International Fund subadvisory contract dated January 5, 2009, Parametric develops, recommends and implements an investment program and strategy for a portion of the International Fund, which is consistent with the Fund’s investment objectives and policies. Parametric is also responsible for making all portfolio and brokerage decisions with respect to its portion of the International Fund.
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Fees payable to Parametric under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The International Fund is not responsible for payment of the subadvisory fees to Parametric. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $336,006, $258,003 and $275,618, respectively, to Parametric.
Cooke & Bieler, L.P.  Cooke & Bieler, L.P. (“Cooke & Bieler”) is a registered investment adviser under the Advisers Act. Cooke & Bieler was organized in 2001 as a limited partnership under the laws of the Commonwealth of Pennsylvania. Cooke & Bieler’s address is Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103. Cooke & Bieler is an independent firm owned by its partners, one of whom is a passive external minority partner who owns approximately 20%. Cooke & Bieler entered into a subadvisory contract dated September 11, 2017 to manage a portion of the Select Equity Fund’s portfolio. Cooke & Bieler is not affiliated with CMC or the Trust. Cooke & Bieler performs its duties and provides services subject to the oversight and supervision of CMC. As of December 31, 2021, Cooke & Bieler had approximately $11.9 billion in assets under management.
Under the terms of the Select Equity Fund subadvisory contract, Cooke & Bieler develops, recommends and implements an investment program and strategy for the portfolio of the Fund assets allocated to it, consistent with the Fund’s investment objectives and policies. Cooke & Bieler is also responsible for making all portfolio and brokerage decisions for the portion of Fund assets allocated to it.
Fees payable to Cooke & Bieler under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Select Equity Fund is not responsible for payment of the subadvisory fees to Cooke & Bieler. For the years ended December 31, 2019, 2020 and 2021 the investment manager paid subadvisory fees of $565,366, $568,545 and $750,562, respectively, to Cooke & Bieler.
Pzena Investment Management LLC.  Pzena Investment Management LLC (“Pzena” or “PIM”) is a registered investment adviser under the Advisers Act. Pzena is a Delaware limited liability company formed in 1995. Pzena’s address is 320 Park Avenue, 8th Floor, New York, NY 10022. As of December 31, 2021, Pzena had approximately $52.5 billion in assets under management. The ownership structure of Pzena consists of a holding company and sole managing member, Pzena Investment Management, Inc. (“PIM Inc.”), employee members, and other non-employee members including former employees and a director of PIM Inc. As of September 30, 2021, through direct and indirect interests, Pzena’s 55 employee members collectively held 57.1% of the economic interests in Pzena, and 60.3% of the future income and distributions. Certain other members of the operating company, including one of the directors, his related entities, and certain former employees, collectively held 19.1% of the economic interests in the value of Pzena and 17.7% of the future income and distributions. Approximately 23.8% of Pzena’s economic interests and 22.0% interest in future income and distributions was publicly owned through Pzena's holding company, PIM Inc. Equity interests in Pzena are comprised of Class A, Class B, and Class B-1 membership units. Class A and Class B membership units each have an identical economic interest in the operating company. Class B-1 membership units are entitled to receive distributions and will participate in additional value only to the extent there has been appreciation subsequent to the issuance of the Class B-1 membership unit. Pzena entered into a subadvisory contract dated September 11, 2017 to manage a portion of the Select Equity Fund’s portfolio. Pzena is not affiliated with CMC or the Trust. Pzena performs its duties and provides services subject to the oversight and supervision of CMC.
Under the terms of the Select Equity Fund subadvisory contract, Pzena develops, recommends and implements an investment program and strategy for the portfolio of the Fund assets allocated to it, consistent with the Fund’s investment objectives and policies. Pzena is also responsible for making all portfolio and brokerage decisions for the portion of Fund assets allocated to it.
Fees payable to Pzena under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Select Equity Fund is not responsible for payment of the subadvisory fees to Pzena. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $684,999, $605,017 and $1,057,002, respectively, to Pzena.
Jackson Square Partners, LLC.  Jackson Square Partners, LLC (“Jackson Square”) is organized as a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Jackson Square’s address is One Letterman Drive, Building A, Suite A3-200, San Francisco, CA 94129. Jackson Square’s owners are California Street Partners, LP and Affiliated Managers Group, Inc. California Street Partners, LP represents the collective ownership of certain members of the investment team and other key employees of Jackson Square. Affiliated Managers Group, Inc. is a passive owner of Jackson Square; it does not have the right to elect any member of the board of managers of Jackson Square and does not have the power, directly or indirectly, to direct the management or policies of Jackson Square, whether through ownership of securities, by contract, or otherwise. Consequently, Affiliated Managers Group, Inc. is not deemed to be a “control person,” an “advisory affiliate” or a “related person” of Jackson Square. Jackson Square entered into a
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subadvisory contract dated September 18, 2020 to manage a portion of the Select Equity Fund’s portfolio. Jackson Square is not affiliated with CMC or the Trust. Jackson Square performs its duties and provides services subject to the oversight and supervision of CMC. As of As of December 31, 2021, Jackson Square had approximately $14.7 billion in total assets which includes approximately $2.4 billion in non-discretionary assets under advisement.
Under the terms of the Select Equity Fund subadvisory contract, Jackson Square will provide a continuous investment program for the portion of Fund assets allocated to it, consistent with the Fund’s investment objectives and applicable policies. Jackson Square is also responsible for making all portfolio and brokerage decisions for the portion of Fund assets allocated to it.
Fees payable to Jackson Square under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Select Equity Fund is not responsible for payment of the subadvisory fees to Jackson Square. Jackson Square did not receive compensation with respect to the Select Equity Fund for the year ended December 31, 2019. During the fiscal year ended year ended December 31, 2020, the investment manager did not pay subadvisory fees to Jackson Square (as fees were accrued but not paid during the period). During the year ended December 31, 2021, the investment manager paid subadvisory fees of $846,822 to Jackson Square.
Rice Hall James & Associates, LLC.  Rice Hall James & Associates, LLC (“RHJ”) is an employee-owned Delaware limited liability company and is a registered investment adviser under the Advisers Act. RHJ’s address is 600 West Broadway, Suite 1000, San Diego, California 92101. RHJ entered into a subadvisory contract dated November 5, 2021 to manage a portion of the Select Equity Fund’s portfolio. RHJ is not affiliated with CMC or the Trust. RHJ performs its duties and provides services subject to the oversight and supervision of CMC. As of December 31, 2021, RHJ had approximately $2.95 billion in assets under management.
Under the terms of the Select Equity Fund subadvisory contract, RHJ will provide a continuous investment program for the portion of Fund assets allocated to it, consistent with the Fund’s investment objectives and applicable policies. RHJ is also responsible for making all portfolio and brokerage decisions for the portion of Fund assets allocated to it.
Fees payable to RHJ under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Select Equity Fund is not responsible for payment of the subadvisory fees to RHJ. RHJ did not receive compensation with respect to the Select Equity Fund for the years ended December 31, 2019 and 2020. During the fiscal year ended year ended December 31, 2021, the investment manager did not pay subadvisory fees to RHJ (as fees were accrued but not paid during the period).
Wasatch Global Investors.  Wasatch Global Investors (“Wasatch”) is an employee-owned firm and is a registered investment adviser under the Advisers Act. Wasatch’s address is 505 Wakara Way, 3rd Floor, Salt Lake City, UT, 84108. Wasatch entered into a subadvisory contract dated September 17, 2021 to manage a portion of the Select Equity Fund’s portfolio. Wasatch is not affiliated with CMC or the Trust. Wasatch performs its duties and provides services subject to the oversight and supervision of CMC. As of December 31, 2021, Wasatch had approximately $39.5 billion in assets under management.
Under the terms of the Select Equity Fund subadvisory contract, Wasatch will provide a continuous investment program for the portion of Fund assets allocated to it, consistent with the Fund’s investment objectives and applicable policies. Wasatch is also responsible for making all portfolio and brokerage decisions for the portion of Fund assets allocated to it.
Fees payable to Wasatch under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Select Equity Fund is not responsible for payment of the subadvisory fees to Wasatch. Wasatch did not receive compensation with respect to the Select Equity Fund for the years ended December 31, 2019 and 2020. During the fiscal year ended year ended December 31, 2021, the investment manager did not pay subadvisory fees to Wasatch (as fees were accrued but not paid during the period).
Sit Fixed Income Advisors II, L.L.C.  In connection with the management of Tax-Exempt Bond Fund, the Trust, the investment manager and Sit Fixed Income Advisors II L.L.C. (“Sit”), a subsidiary of Sit Investment Associates, Inc., entered into a subadvisory contract dated December 15, 1999 (“Tax-Exempt Bond Fund subadvisory contract”). Sit Investment Associates, Inc., which is organized under the laws of the State of Minnesota and is registered under the Advisers Act, devotes its time to investment counseling and provides advice, management and other services to investors and accounts, including other mutual funds. Sit Investment Associates, Inc. is 100% privately held by members of the Sit family, employees, directors and initial private investors. Sit’s address is 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402-4130. As of December 31, 2021, Sit had approximately $17.3 billion in assets under management.
Under the Tax-Exempt Bond Fund subadvisory contract, Sit develops, recommends and implements an investment program and strategy for Tax-Exempt Bond Fund which is consistent with the Fund’s investment objectives and policies. Sit is also responsible for making all portfolio and brokerage decisions.
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Fees payable to Sit under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Tax-Exempt Bond Fund is not responsible for payment of the subadvisory fees to Sit. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $1,099,645, $1,103,413 and $1,184,763, respectively, to Sit. The amount for 2019 reflects a different fee rate that applied prior to October 1, 2019.
Artisan Partners Limited Partnership.  Artisan Partners Limited Partnership (“Artisan Partners”) is a registered investment adviser under the Advisers Act. Artisan Partners is managed by its general partner Artisan Investments GP LLC, which is wholly-owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP’s sole general partner is Artisan Partners Asset Management Inc., a publicly traded company. Artisan Partners entered into a subadvisory contract dated March 12, 2014 to manage a portion of the International Fund’s portfolio. Artisan Partners’ address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202. As of December 31, 2021, Artisan Partners had approximately $175 billion in assets under management.
Under the International Fund subadvisory contract, Artisan Partners develops, recommends and implements an investment program and strategy for its portion of the International Fund, which is consistent with the International Fund’s investment objectives and policies. Artisan Partners is also responsible for making all portfolio and brokerage decisions with respect to the portion of the International Fund’s assets it manages.
Fees payable to Artisan Partners under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The International Fund is not responsible for payment of the subadvisory fees to Artisan Partners. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $699,499, $822,252 and $1,097,160, respectively, to Artisan Partners.
WCM Investment Management.  WCM Investment Management, LLC (“WCM”) has been a registered investment adviser under the Advisers Act since 1976. WCM is a Delaware limited liability company founded in 1976. Kurt Winrich, Chairman, and Paul Black, President, are control persons of WCM via their partial ownership of WCM. WCM entered into a subadvisory contract dated October 16, 2012 to manage a portion of the International Fund’s portfolio. WCM’s address is 281 Brooks Street, Laguna Beach, California 92651-2974. As of December 31, 2021, WCM had approximately $107.5 billion in assets under management.
Under the International Fund subadvisory contract, WCM develops, recommends and implements an investment program and strategy for the International Fund, which is consistent with the International Fund’s investment objectives and policies. WCM is also responsible for making all portfolio and brokerage decisions with respect to the portion of the Fund’s assets it manages.
Fees payable to WCM under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The International Fund is not responsible for payment of the subadvisory fees to WCM. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $861,060, $1,748,254 and $2,484,880, respectively, to WCM.
LSV Asset Management  LSV Asset Management (“LSV”) is a registered investment adviser under the Advisers Act. LSV’s address is 155 North Wacker Drive, Suite 4600, Chicago, IL 60606. LSV is a Delaware general partnership between its management team and current and retired employee partners (61%) and SEI Funds, Inc. (39%), a wholly-owned subsidiary of SEI Investments. LSV entered into a subadvisory contract dated September 12, 2019 to manage a portion of the International Fund’s portfolio. LSV is not affiliated with CMC or the Trust. LSV performs its duties and provides services subject to the oversight and supervision of CMC. As of December 31, 2021, LSV had approximately $109 billion in assets under management.
Under the terms of the International Fund subadvisory contract, LSV develops, recommends and implements an investment program and strategy for the portfolio of the Fund assets allocated to it, consistent with the Fund’s investment objectives and policies. LSV is also responsible for making all portfolio and brokerage decisions for the portion of Fund assets allocated to it.
Fees payable to LSV under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. During the year ended December 31, 2019, the investment manager did not pay subadvisory fees to LSV (as fees were accrued but not paid during the period). During the years ended December 31, 2020 and 2021, the investment manager paid subadvisory fees of $694,184 and $1,115,890, respectively, to LSV.
AQR Capital Management, LLC.  AQR Capital Management, LLC (“AQR”) is a registered investment adviser under the Advisers Act. AQR is a Delaware limited liability company formed in 1998. AQR’s address is Two Greenwich Plaza, Greenwich, CT 06830. As of December 31, 2021, AQR had approximately $123.5 billion in assets under management. AQR is a wholly-owned subsidiary of AQR Capital Management Holdings, LLC (“AQR Holdings”), which has no activities other than holding the interests of AQR. Clifford S. Asness, Ph.D., M.B.A., may be deemed to control AQR through his voting control of the Board of Members of AQR Holdings. AQR entered into a subadvisory contract dated February 3, 2015 to manage a portion of the Core Equity Fund’s portfolio. AQR is not affiliated
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with CMC or the Trust. AQR performs its duties and provides services subject to the oversight and supervision of CMC. Under the terms of the AQR Agreement, AQR develops, recommends and implements an investment program and strategy for the portfolio of the Fund assets allocated to it, consistent with the Fund’s investment objectives and policies. AQR is also responsible for making all portfolio and brokerage decisions for the portfolio of Fund assets allocated to it.
Fees payable to AQR under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Core Equity Fund is not responsible for payment of the subadvisory fees to AQR. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $276,099, $263,347 and $332,971, respectively, to AQR. The amount for 2019 reflects a different fee rate that applied prior to October 1, 2019.
O’Shaughnessy Asset Management, LLC.  O’Shaughnessy Asset Management, LLC (“OSAM”) has been a registered investment adviser under the Advisers Act since 2007. OSAM’s principal office is located at 6 Suburban Avenue, Stamford, CT 06901. As of December 31, 2021, OSAM had approximately $6.8 billion in assets under management. OSAM is a wholly-owned subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton. OSAM entered into a subadvisory contract dated February 4, 2015 to manage a portion of the Core Equity Fund’s portfolio. OSAM is not affiliated with CMC or the Trust. Under the terms of the OSAM Agreement, OSAM develops, recommends and implements an investment program and strategy for the portfolio of the Fund assets allocated to it, consistent with the Fund’s investment objectives and policies. OSAM is also responsible for making all portfolio and brokerage decisions for the portfolio of Fund assets allocated to it.
Fees payable to OSAM under the agreement are calculated on the basis of average daily net assets and are paid quarterly by CMC. The Core Equity Fund is not responsible for payment of the subadvisory fees to OSAM. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $396,130, $406,817 and $522,660, respectively, to OSAM.
Fiduciary Counselling, Inc.  Fiduciary Counselling, Inc. (“FCI”) is a registered investment adviser under the Advisers Act, with its principal executive office located at 30 East 7th Street, Suite 2000, St. Paul, Minnesota 55101-4930. M. Julie McKinley, President and Chief Executive Officer of FCI, controls FCI via her ownership of FCI. Under a subadvisory agreement entered into with each Fund respectively on June 1, 2011, FCI, subject to the supervision of CMC and the Board of Trustees, regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by CMC. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by CMC.
For its services, FCI is entitled to a subadvisory fee payable by CMC of 0.20% of each Fund’s net assets, paid on a quarterly basis. FCI is compensated out of the fees CMC receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by CMC. The effect of this waiver agreement is that fees paid to FCI under the subadvisory agreement would approximate the fees previously paid to FCI under a consulting agreement previously in effect between CMC and FCI.
The compensation paid as a percent of average daily net assets on an annualized basis to FCI with respect to each Fund for the year ended December 31, 2021 is as follows:
Fund	Percent
Core Equity Fund	0.01%
Select Equity Fund	0.01%
Tax-Exempt Bond Fund	0.01%
International Fund	0.01%
The Funds are not responsible for payment of the subadvisory fees to FCI. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid the following subadvisory fees to FCI.
Fund	2019 Dollar Amount	2020 Dollar Amount	2021 Dollar Amount
Core Equity Fund	$55,504	$51,023	$45,940
Select Equity Fund	$55,504	$51,023	$45,940
Tax-Exempt Bond Fund	$55,504	$51,023	$45,940
International Fund	$55,504	$51,023	$45,940
Other Provisions of the Contracts.  Generally, the amendment of management contracts requires approval by vote of: (a) a majority of the outstanding voting securities of the affected Fund and (b) a majority of the trustees who are not interested persons of the Trust or of any other party to such contract. However, the Trust and the investment manager have received an exemptive order from the Commission
26

permitting the investment manager, subject to the approval of the Board of Trustees, to select subadvisers to serve as portfolio managers of the Funds or to materially modify an existing subadvisory management contract without obtaining shareholder approval of a new or amended management contract. Each management contract terminates automatically in the event of its assignment and the subadvisory contracts terminate automatically upon termination of the management contract. Also, each contract may be terminated by not more than 60 days or less than 30 days’ written notice by either the Trust or the investment manager or upon not less than 60 days’ notice by the subadviser. Each contract provides that the investment manager or the subadviser shall not be liable to the Trust, to any shareholder of the Trust, or to any other person, except for loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
Subject to the above-described termination provisions, each contract has an initial term of one or two years and will continue in effect thereafter if such continuance is approved at least annually by: (a) a majority of the trustees who are not interested persons of the Trust or of any other party to such contract and (b) either (i) a majority of all of the trustees of the Trust or (ii) by vote of a majority of the outstanding voting securities of the affected Funds.
Prior Subadvisers
Kennedy Capital Management, Inc. (“KCM”).  Effective June 11, 2021, the subadvisory agreement with KCM was terminated.
The Select Equity Fund was not responsible for payment of the subadvisory fees to KCM. During the years ended December 31, 2019, 2020 and 2021, the investment manager paid subadvisory fees of $1,488,773, 1,419,448 and $683,853, respectively, to KCM.
Templeton Investment Counsel, LLC (“Templeton”).  Effective September 12, 2019, the subadvisory agreement with Templeton was terminated.
The International Fund was not responsible for payment of the subadvisory fees to Templeton. During the year ended December 31, 2019, the investment manager paid subadvisory fees of $1,029,921 to Templeton.
Principal Underwriter
The Trust distributes the shares of the Funds and does not have a principal underwriter.
Custodian
The Northern Trust Company (“Northern Trust”), 50 South LaSalle Street, Chicago, IL 60603 serves as the custodian of the Funds’ assets. The custodian is responsible for, among other things, safeguarding and controlling the Funds’ cash and securities.
Independent Registered Public Accounting Firm
KPMG LLP acts as the Funds’ independent registered public accounting firm and provides audit and tax services to the Funds, including audits of the Funds’ annual financial statements.
Fund Accounting and Administrative Services Agent
The Trust has entered into a Fund Administration and Accounting Services Agreement with Northern Trust. Pursuant to this agreement, Northern Trust provides certain administrative and accounting services, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. Northern Trust charges certain separate asset-based fees for its accounting services and fund administration services, as well as fund-based fees relating to the multi-manager structure and for fair valuation services. It also receives payment for customary out-of-pocket expenses. As discussed above, the investment manager is ultimately responsible for paying this compensation.
Transfer Agency and Service Agreement
The Trust has entered into a Transfer Agency and Service Agreement with Northern Trust. Under this agreement, Northern Trust provides transfer agent, dividend paying, shareholder servicing and other administrative services to the Funds. As compensation for its services, Northern Trust is paid a set annual fee. Such expenses are paid for or reimbursed by the investment manager.
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Securities Lending Agent
Pursuant to an agreement between the Trust and Securities Finance Trust Company, the Core Equity Fund, Select Equity Fund and the International Fund may lend their securities through Securities Finance Trust Company as securities lending agent (the lending agent) to borrowers who post collateral for those loaned securities. As the lending agent, Securities Finance Trust Company operates and maintains the Funds’ securities lending program. These services include entering into securities lending agreements with each borrowing counterparty on behalf of the Funds.
For the fiscal year ended December 31, 2021, the Funds earned income and incurred the following costs and expenses as a result of their securities lending activities:
Fund	Gross Income[1]	Revenue Split[2]	Cash Collateral Management Fees	Administrative Fees	Indemnification Fees	Rebates to Borrowers	Other Fees	Total Cost of the Securities Lending Activities	Net Income from the Securities Lending Activities
Select Equity Fund	$14,037	$2,805	$—	$—	$—	$11	$—	$2,816	$11,221
Core Equity Fund[3]	$—	$—	$—	$—	$—	$—	$—	$—	$—
International Fund	$630,738	$126,097	$—	$—	$—	$252	$—	$126,349	$504,389
1
Gross income includes income from the reinvestment of cash collateral.
2
Revenue split represents the share of revenue generated by the securities lending program and paid to Securities Finance Trust Company.
3
The Core Equity Fund did not lend securities during the period.
Additional Information About the Portfolio Managers
Other Accounts the Portfolio Managers are Managing.  The table below indicates for each portfolio manager of each Fund information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2021. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.
Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
James Reber	Core Equity Fund, Select Equity Fund International Fund	Other Registered Investment Companies: None. Other Pooled Investment Vehicles: None. Other Accounts: 1,884 accounts with approximately $88.21 billion in assets.
Thomas Seto	Core Equity Fund, Select Equity Fund International Fund
Other Registered Investment Companies: 35 funds with
approximately $32.29 billion in assets.
Other Pooled Investment Vehicles: 7 pools with approximately
$1.35 billion in assets.
Other Accounts: 62,910 accounts with approximately
$205.24 billion in assets.

Xiaozhen Li, PhD, CFA	Core Equity Fund, Select Equity Fund International Fund	Other Registered Investment Companies: None. Other Pooled Investment Vehicles: None. Other Accounts: 1,884 accounts with approximately $88.21 billion in assets.
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Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Clifford S. Asness	Core Equity Fund
Other Registered Investment Companies: 4 funds with
approximately $1.77 billion in assets.
Other Pooled Investment Vehicles: 19 pools with approximately
$7.99 billion in assets, including 17 pools with a performance based fee and approximately $6.51 billion in assets.
Other Accounts: 34 accounts with approximately $18.47 billion in assets, including 15 accounts with a performance based fee and approximately $7.4 billion in assets.

Michele L. Aghassi	Core Equity Fund
Other Registered Investment Companies: 11 funds with
approximately $2.66 billion in assets, including 1 fund with a performance based fee and approximately $162.9 million in
assets.
Other Pooled Investment Vehicles: 7 pools with approximately
$4.57 billion in assets, including 4 pools with a performance based fee and approximately $2.9 billion in assets.
Other Accounts: 11 accounts with approximately $4.8 billion in assets, including 4 accounts with a performance based fee and approximately $1.99 billion in assets.

Andrea Frazzini	Core Equity Fund
Other Registered Investment Companies: 13 funds with
approximately $3.64 billion in assets, including 1 fund with a performance based fee and approximately $162.9 million in
assets.
Other Pooled Investment Vehicles: 12 pools with approximately
$5.72 billion in assets, including 9 pools with a performance based fee and approximately $4.05 billion in assets.
Other Accounts: 21 accounts with approximately $11.66 billion in assets, including 6 accounts with a performance based fee and approximately $3.98 billion in assets.

John J. Huss	Core Equity Fund
Other Registered Investment Companies: 4 funds with
approximately $4.42 billion in assets.
Other Pooled Investment Vehicles: 18 pools with approximately
$11.95 billion in assets, including 16 pools with a performance based fee and approximately $11.51 billion in assets.
Other Accounts: None

Lars Nielsen	Core Equity Fund
Other Registered Investment Companies: 19 funds with
approximately $8.92 billion in assets, including 1 fund with a performance based fee and approximately $162.9 million in
assets.
Other Pooled Investment Vehicles: 26 pools with approximately
$8.62 billion in assets, including 23 pools with a performance based fee and approximately $6.95 billion in assets.
Other Accounts: 24 accounts with approximately $15.17 billion in assets, including 9 accounts with a performance based fee and approximately $5.69 billion in assets.

Nathan Sosner	Core Equity Fund	Other Registered Investment Companies: 1 fund with approximately $114.95 million in assets. Other Pooled Investment Vehicles: None. Other Accounts: None.
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Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Jim O’Shaughnessy	Core Equity Fund
Other Registered Investment Companies: 9 funds with
approximately $2.14 billion in assets.
Other Pooled Investment Vehicles: None.
Other Accounts: 2,629 accounts with approximately
$4.56 billion in assets.

Patrick O’Shaughnessy, CFA	Core Equity Fund
Other Registered Investment Companies: 9 funds with
approximately $2.14 billion in assets.
Other Pooled Investment Vehicles: None.
Other Accounts: 2,629 accounts with approximately
$4.56 billion in assets.

Chris Meredith, CFA	Core Equity Fund
Other Registered Investment Companies: 9 funds with
approximately $2.14 billion in assets.
Other Pooled Investment Vehicles: None.
Other Accounts: 2,629 accounts with approximately
$4.56 billion in assets.

Scott Bartone, CFA	Core Equity Fund
Other Registered Investment Companies: 9 funds with
approximately $2.14 billion in assets.
Other Pooled Investment Vehicles: None.
Other Accounts: 2,629 accounts with approximately
$4.56 billion in assets.

Michael M. Meyer, CFA	Select Equity Fund
Other Registered Investment Companies: 4 funds with
approximately $4.2 billion in assets, including 1 fund with a performance based fee with approximately $2.7 billion in
assets.
Other Pooled Investment Vehicles: 2 pools with approximately
$588.1 million in assets.
Other Accounts: 129 accounts with approximately $6.4 billion in assets, including 14 accounts with a performance based fee and approximately $1.2 billion in assets.

Edward W. O’Connor, CFA	Select Equity Fund
Other Registered Investment Companies: 4 funds with
approximately $4.2 billion in assets, including 1 fund with a performance based fee with approximately $2.7 billion in
assets.
Other Pooled Investment Vehicles: 2 pools with approximately
$588.1 million in assets.
Other Accounts: 129 accounts with approximately $6.4 billion in assets, including 14 accounts with a performance based fee and approximately $1.2 billion in assets.

R. James O’Neil, CFA	Select Equity Fund
Other Registered Investment Companies: 4 funds with
approximately $4.2 billion in assets, including 1 fund with a performance based fee with approximately $2.7 billion in
assets.
Other Pooled Investment Vehicles: 2 pools with approximately
$588.1 million in assets.
Other Accounts: 129 accounts with approximately $6.4 billion in assets, including 14 accounts with a performance based fee and approximately $1.2 billion in assets.

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Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Mehul Trivedi, CFA	Select Equity Fund
Other Registered Investment Companies: 4 funds with
approximately $4.2 billion in assets, including 1 fund with a performance based fee with approximately $2.7 billion in
assets.
Other Pooled Investment Vehicles: 2 pools with approximately
$588.1 million in assets.
Other Accounts: 129 accounts with approximately $6.4 billion in assets, including 14 accounts with a performance based fee and approximately $1.2 billion in assets.

William Weber, CFA	Select Equity Fund
Other Registered Investment Companies: 4 funds with
approximately $4.2 billion in assets, including 1 fund with a performance based fee with approximately $2.7 billion in
assets.
Other Pooled Investment Vehicles: 2 pools with approximately
$588.1 million in assets.
Other Accounts: 129 accounts with approximately $6.4 billion in assets, including 14 accounts with a performance based fee and approximately $1.2 billion in assets.

John J. Flynn	Select Equity Fund
Other Registered Investment Companies: 8 funds with
approximately $14 billion in assets, including 2 funds with a performance based fee and approximately $9.9 billion in assets.
Other Pooled Investment Vehicles: 11 pools with approximately
$470.7 million in assets, including 1 pool with a performance based fee and approximately $11.1 million in assets.
Other Accounts: 80 accounts with approximately $3.6 billion in assets.

Evan D. Fox, CFA	Select Equity Fund
Other Registered Investment Companies: 1 fund with
approximately $118.3 million in assets.
Other Pooled Investment Vehicles: 2 pools with approximately
$61.6 million in assets.
Other Accounts: 44 accounts with approximately $2.3 billion in assets.

Benjamin S. Silver, CFA, CPA	Select Equity Fund
Other Registered Investment Companies: 8 funds with
approximately $14 billion in assets, including 2 funds with a performance based fee and approximately $9.9 billion in assets.
Other Pooled Investment Vehicles: 29 pools with approximately
$12.1 billion in assets, including 3 pools with a performance based fee and approximately $256.5 million in assets.
Other Accounts: 96 accounts with approximately $7.9 billion in assets.

Christopher Bonavico	Select Equity Fund
Other Registered Investment Companies: 2 funds with
approximately $1.72 billion in assets.
Other Pooled Investment Vehicles: 8 pools with approximately
$4.67 billion in assets, including 1 pool with a performance based fee and approximately $107 million in assets.
Other Accounts: 29 accounts with approximately $2.94 billion in assets, including 1 account with a performance based fee and approximately $98 million in assets.

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Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Kenneth Broad	Select Equity Fund
Other Registered Investment Companies: 1 fund with
approximately $1.71 billion in assets.
Other Pooled Investment Vehicles: 6 pools with approximately
$1.51 billion in assets, including 1 pool with a performance based fee and approximately $107 million in assets.
Other Accounts: 29 accounts with approximately $2.68 billion in assets, including 1 account with a performance based fee and approximately $98 million in assets.

Ian Ferry	Select Equity Fund
Other Registered Investment Companies: 1 fund with
approximately $1.71 billion in assets.
Other Pooled Investment Vehicles: 6 pools with approximately
$1.51 billion in assets, including 1 pool with a performance based fee and approximately $107 million in assets.
Other Accounts: 25 accounts with approximately $2.66 billion in assets, including 1 account with a performance based fee and approximately $98 million in assets.

Brian Bythrow, CFA	Select Equity Fund
Other Registered Investment Companies: 2 funds with
approximately $547.9 million in assets.
Other Pooled Investment Vehicles: None.
Other Accounts: 6 accounts with approximately $359.4 million in assets.

Thomas Bradley	Select Equity Fund
Other Registered Investment Companies: 2 funds with
approximately $547.9 million in assets.
Other Pooled Investment Vehicles: None.
Other Accounts: 6 accounts with approximately $359.4 million in assets.

Louis M. Holtz, CFA	Select Equity Fund
Other Registered Investment Companies: 3 funds with
approximately $534 million in assets.
Other Pooled Investment Vehicles: 6 pools with approximately
$651 million in assets.
Other Accounts: 193 accounts with approximately
$1,209 million in assets.

Yossi Lipsker, CFA	Select Equity Fund
Other Registered Investment Companies: 3 funds with
approximately $534 million in assets.
Other Pooled Investment Vehicles: 6 pools with approximately
$651 million in assets.
Other Accounts: 193 accounts with approximately
$1,209 million in assets.

Paul J. Jungquist, CFA, CPA	Tax-Exempt Bond Fund
Other Registered Investment Companies: 2 funds with
approximately $1.0 billion in assets.
Other Pooled Investment Vehicles: 4 pools with approximately
$48.9 million in assets.
Other Accounts: 64 accounts with approximately $3.0 billion in assets.

Todd S. Emerson, CFA	Tax-Exempt Bond Fund	Other Registered Investment Companies: 2 funds with approximately $1.0 billion in assets. Other Pooled Investment Vehicles: 1 pool with approximately $9.6 million in assets. Other Accounts: None.
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Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Kevin P. O’Brien, CFA	Tax-Exempt Bond Fund
Other Registered Investment Companies: 2 funds with
approximately $1.0 billion in assets.
Other Pooled Investment Vehicles: 2 pools with approximately
$30 million in assets.
Other Accounts: 8 accounts with approximately $130 million in assets.

Kurt van Kuller, CFA	Tax-Exempt Bond Fund	Other Registered Investment Companies: None. Other Pooled Investment Vehicles: None. Other Accounts: 22 accounts with approximately $2 billion in assets.
N. David Samra	International Fund
Other Registered Investment Companies: 1 fund with
approximately $28.3 billion in assets.
Other Pooled Investment Vehicles: 7 pools with approximately
$2.4 billion in assets.
Other Accounts: 20 accounts with approximately $5.3 billion in assets.

Ian P. McGonigle, CFA	International Fund
Other Registered Investment Companies: 1 fund with
approximately $28.3 billion in assets.
Other Pooled Investment Vehicles: 7 pools with approximately
$2.4 billion in assets.
Other Accounts: 20 accounts with approximately $5.3 billion in assets.

Joseph Vari	International Fund
Other Registered Investment Companies: 1 fund with
approximately $28.3 billion in assets.
Other Pooled Investment Vehicles: 7 pools with approximately
$2.4 billion in assets.
Other Accounts: 20 accounts with approximately $5.3 billion in assets.

Paul Black	International Fund
Other Registered Investment Companies: 19 funds with
approximately $37.5 billion in assets.
Other Pooled Investment Vehicles: 28 pools with approximately
$14.8 billion in assets.
Other Accounts: 601 accounts with approximately $47 billion in assets, including 12 accounts with a performance based fee and approximately $2.9 billion in assets.

Peter Hunkel	International Fund
Other Registered Investment Companies: 22 funds with
approximately $40.7 billion in assets.
Other Pooled Investment Vehicles: 31 pools with approximately
$14.7 billion in assets.
Other Accounts: 601 accounts with approximately $47 billion in assets, including 12 accounts with a performance based fee and approximately $2.9 billion in assets.

Mike Trigg	International Fund
Other Registered Investment Companies: 22 funds with
approximately $40.7 billion in assets.
Other Pooled Investment Vehicles: 31 pools with approximately
$14.8 billion in assets.
Other Accounts: 601 accounts with approximately $47 billion in assets, including 12 accounts with a performance based fee and approximately $2.9 billion in assets.

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Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Sanjay Ayer, CFA	International Fund
Other Registered Investment Companies: 25 funds with
approximately $41.9 billion in assets.
Other Pooled Investment Vehicles: 35 pools with approximately
$15.5 billion in assets.
Other Accounts: 608 accounts with approximately $47.2 billion in assets, including 13 accounts with a performance based fee and approximately $3 billion in assets.

Greg Ise, CFA	International Fund
Other Registered Investment Companies: 8 funds with
approximately $4.3 billion in assets.
Other Pooled Investment Vehicles: 5 pools with approximately
$1.1 billion in assets.
Other Accounts: 1 account with approximately $144.5 million
in assets.

Josef Lakonishok	International Fund
Other Registered Investment Companies: 34 funds with
approximately $20.3 billion in assets.
Other Pooled Investment Vehicles: 62 pools with approximately
$26.3 billion in assets, including 6 pools with a performance fee and approximately $2.1 billion in assets.
Other Accounts: 327 accounts with approximately $62.1 billion in assets, including 61 accounts with a performance fee and
approximately $13.2 billion in assets.

Menno Vermeulen, CFA	International Fund
Other Registered Investment Companies: 34 funds with
approximately $20.3 billion in assets.
Other Pooled Investment Vehicles: 62 pools with approximately
$26.3 billion in assets, including 6 pools with a performance fee and approximately $2.1 billion in assets.
Other Accounts: 327 accounts with approximately $62.1 billion in assets, including 61 accounts with a performance fee and
approximately $13.2 billion in assets.

Puneet Mansharamani, CFA	International Fund
Other Registered Investment Companies: 34 funds with
approximately $20.3 billion in assets.
Other Pooled Investment Vehicles: 62 pools with approximately
$26.3 billion in assets, including 6 pools with a performance fee and approximately $2.1 billion in assets.
Other Accounts: 327 accounts with approximately $62.1 billion in assets, including 61 accounts with a performance fee and
approximately $13.2 billion in assets.

Greg Sleight	International Fund
Other Registered Investment Companies: 34 funds with
approximately $20.3 billion in assets.
Other Pooled Investment Vehicles: 62 pools with approximately
$26.3 billion in assets, including 6 pools with a performance fee and approximately $2.1 billion in assets.
Other Accounts: 327 accounts with approximately $62.1 billion in assets, including 61 accounts with a performance fee and
approximately $13.2 billion in assets.

34

Portfolio Manager	Fund	Other Accounts Managed by the Portfolio Manager
Guy Lakonishok, CFA	International Fund
Other Registered Investment Companies: 34 funds with
approximately $20.3 billion in assets.
Other Pooled Investment Vehicles: 62 pools with approximately
$26.3 billion in assets, including 6 pools with a performance fee and approximately $2.1 billion in assets.
Other Accounts: 327 accounts with approximately $62.1 billion in assets, including 61 accounts with a performance fee and
approximately $13.2 billion in assets.

Conflicts of Interest.  Any material conflicts of interest that may arise in connection with the portfolio manager’s management of the Funds’ investments and the investments of the other accounts to which they manage.
Portfolio Manager	Fund	Conflict of Interest
James Reber Thomas Seto Xiaozhen Li, PhD, CFA	Core Equity Fund, Select Equity Fund International Fund
Each of the Portfolio Managers also manages other client
accounts with similar investment objectives or strategies as the
Funds and therefore is subject to the inherent conflicts of
interest that arise when a portfolio manager manages multiple accounts. The Portfolio Managers’ other accounts may hold,
purchase or sell securities that are eligible to be held, purchased or sold by the Funds. It is possible that the Portfolio Manager could favor the Funds over other client accounts or favor client accounts over the Funds, which may pay higher or lower
investment advisory fees. Parametric has adopted and
implemented various policies and procedures which are
designed to address potential conflicts of interest. Parametric’s trade allocation and aggregation policies and procedures are designed to ensure that client accounts are treated fairly and equally when trading the same security. Multiple trade orders for the same security trading to a similar strategy and with similar trade instructions will typically be aggregated or
blocked into a single order and participating client accounts will receive the same execution price and pay the same commission rate. For orders that cannot be completely filled, orders will be allocated on a pro-rata basis. When there are orders for the same securities to multiple brokers, Parametric will rotate the order in which trades are submitted to brokers to ensure fairness. The
Portfolio Managers are also subject to a Code of Ethics, which imposes various restrictions, holding, and reporting
requirements with regard to personal trading. Under the Code, the Portfolio Managers are prohibited from personally trading in securities which are being considered for purchase or sale by the Funds or other client accounts.

35

Portfolio Manager	Fund	Conflict of Interest
Paul J. Jungquist, CFA, CPA Todd S. Emerson, CFA Kevin P. O’Brien, CFA Kurt van Kuller, CFA	Tax-Exempt Bond Fund
Sit and its affiliates provide similar fee based investment
management services to other clients, including clients that may be affiliated with Fiduciary Counselling, Inc. Sit’s other clients may have investment objectives and strategies similar the Fund.
Sit is subject to various conflicts of interest in the performance of its duties and obligations in connection with Fund’s
investments and the investments of the other client accounts managed by Sit. Such conflicts include: the advice and action taken with respect to the Fund’s investments may differ from the advice given or the timing or nature of action taken with respect to other clients; and the allocation of management time,
resources, investment opportunities and aggregated transactions among the clients’ accounts including the Fund. Conflicts of interest may be heightened by the existence of performance
based fees and Sit’s proprietary investments. Sit has adopted policies and procedures designed to address these conflicts to ensure that whenever conflicts of interest arise Sit will endeavor to exercise its discretion in a manner that it believes is equitable to all interested persons.

Clifford S. Asness Michele L. Aghassi Andrea Frazzini John J. Huss Lars N. Nielsen Nathan Sosner	Core Equity Fund
Each of the portfolio managers is also responsible for managing other accounts in addition to the Fund, including other accounts of AQR or its affiliates. Other accounts may include, without limitation, separately managed accounts for foundations,
endowments, pension plans, and high net-worth families;
registered investment companies; unregistered investment
companies relying on either Section 3(c)(1) or Section 3(c)(7)
of the 1940 Act (such companies are commonly referred to as
“hedge funds”); foreign investment companies; and may also
include accounts or investments managed or made by the
portfolio managers in a personal or other capacity (“Proprietary
Accounts”). Management of other accounts in addition to the
Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments
of the Fund, on the one hand, and the management of other
accounts (including, for purposes of this discussion, other funds and Proprietary Accounts), on the other. The other accounts
might have similar investment objectives or strategies as the
Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. A potential conflict of interest exists where portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

36

Portfolio Manager	Fund	Conflict of Interest

A number of potential conflicts of interest may arise as a result of AQR’s or portfolio manager’s management of a number of
accounts with similar investment strategies. Often, an
investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.
Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. In circumstances where the amount of total exposure to a strategy or investment type across accounts is, in the opinion of AQR, capacity constrained, the availability of the strategy or investment type for the Fund and other accounts may be reduced in AQR’s discretion. The
Fund may therefore have reduced exposure to a capacity
constrained strategy or investment type, which could adversely affect the Fund’s return. AQR is not obligated to allocate
capacity pro rata and may take its financial interests into
account when allocating capacity among the Fund and other
accounts.

Another conflict could arise where different account guidelines and/or differences within particular investment strategies lead to the use of different investment practices for portfolios with a similar investment strategy. AQR will not necessarily purchase or sell the same instruments at the same time or in the same direction (particularly if different accounts have different strategies), or in the same proportionate amounts for all eligible accounts (particularly if different accounts have materially different amounts of capital under management, different
amounts of investable cash available, different investment
restrictions, or different risk tolerances). As a result, although
AQR manages numerous accounts and/or portfolios with
similar or identical investment objectives, or may manage
accounts with different objectives that trade in the same
instruments, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account. AQR may, from time to time,
implement new trading strategies or participate in new trading strategies for some but not all accounts, including the Fund.
Strategies may not be implemented in the same manner among
accounts where they are employed, even if the strategy is
consistent with the objectives of such accounts. In certain
circumstances, investment opportunities that are in limited
supply and/or have limited return potential in light of
administrative costs of pursuing such investments (e.g., IPOs)
are only allocated to accounts where the given opportunity is more closely aligned with the applicable strategy and/or trading approach.

37

Portfolio Manager	Fund	Conflict of Interest

Whenever decisions are made to buy or sell investments by the
Fund and one or more other accounts simultaneously, AQR or
portfolio manager may aggregate the purchases and sales of the investments and will allocate the transactions in a manner that it believes to be equitable under the circumstances. To this end,
AQR has adopted policies and procedures that are intended to ensure that investment opportunities are allocated equitably among accounts over time. As a result of the allocations, there may be instances where the Fund will not participate in a
transaction that is allocated among other accounts or the Fund may not be allocated the full amount of the investments sought to be traded. These aggregation and allocation policies could have a detrimental effect on the price or amount of the
investments available to the Fund from time to time. Subject to applicable laws and/or account restrictions, AQR may buy, sell or hold securities for other accounts while entering into a
different or opposite investment decision for the Fund.

To the extent that the Fund holds interests in an issuer that are different (or more senior or junior) than, or potentially adverse to, those held by other accounts, AQR may be presented with
investment decisions where the outcome would benefit one
account and would not benefit or would harm the other account.
This may include, but is not limited to, an account investing in a different security of an issuer’s capital structure than another account, an account investing in the same security but on
different terms than another account, an account obtaining
exposure to an investment using different types of securities or instruments than another account, an account engaging in short selling of securities that another account holds long, an account voting securities in a different manner than another account, and/or an account acquiring or disposing of its interests at different times than another account. This could have a material adverse effect on, or in some instances could benefit, one or more of such accounts, including accounts that are affiliates of
AQR, accounts in which AQR has an interest, or accounts which pay AQR higher fees or a performance fee. These transactions or investments by one or more accounts could dilute or
otherwise disadvantage the values, prices, or investment
strategies of such accounts. When AQR, on behalf of an
account, manages or implements a portfolio decision ahead of, or contemporaneously with, portfolio decisions of another
account, market impact, liquidity constraints, or other factors could result in such other account receiving less favorable
pricing or trading results, paying higher transaction costs, or being otherwise disadvantaged. In addition, in connection with the foregoing, AQR, on behalf of an account, is permitted to pursue or enforce rights or actions, or refrain from pursuing or enforcing rights or actions, with respect to a particular issuer in which action could materially adversely affect such other
account.

38

Portfolio Manager	Fund	Conflict of Interest

In addition, when the Fund and other accounts hold investments in the same issuer (including at the same place in the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work- outs or other activities related to its investment in the issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as other accounts in the same or similar situations even if AQR believes it would be in the Fund’s best economic interests to do
so. The Fund may be prohibited by applicable law from
investing in an issuer (or an affiliate) that other accounts are also investing in or currently invest in even if AQR believes it would be in the best economic interests of the Fund to do so.
Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future.
This may be the case, for example, with issuers that AQR
considers to be at risk of default and restructuring or work-outs with debt holders, which may include the Fund and other
accounts. In some cases, to avoid the potential of future
prohibited transactions, AQR may avoid allocating an
investment opportunity to the Fund that it would otherwise
recommend, subject to AQR’s then-current allocation policy and any applicable exemptions. In certain circumstances, AQR may be restricted from transacting in a security or instrument
because of material non-public information received in
connection with an investment opportunity that is offered to
AQR. In other circumstances, AQR will not participate in an
investment opportunity to avoid receiving material non-public information that would restrict AQR from transacting in a
security or instrument. These restrictions may adversely impact the Fund’s performance.

AQR and the Fund’s portfolio managers may also face a conflict of interest where some accounts pay higher fees to AQR than
others, as they may have an incentive to favor accounts with the potential for greater fees. For instance, the entitlement to a performance fee in managing one or more accounts may create
an incentive for AQR to take risks in managing assets that it would not otherwise take in the absence of such arrangements.
Additionally, since performance fees reward AQR for
performance in accounts which are subject to such fees, AQR
may have an incentive to favor these accounts over those that have only fixed asset-based fees, with respect to areas such as trading opportunities, trade allocation, and allocation of new investment opportunities.

AQR has implemented specific policies and procedures (e.g., a code of ethics and trade allocation policies) that seek to address potential conflicts of interest that may arise in connection with the management of the Fund and other accounts and that are
designed to ensure that all accounts, including the Fund, are treated fairly and equitably over time.

39

Portfolio Manager	Fund	Conflict of Interest
Jim O’Shaughnessy Patrick O’Shaughnessy, CFA Chris Meredith, CFA Scott Bartone, CFA	Core Equity Fund	To the best of its knowledge, OSAM is not engaged in any activities that could give rise to potential conflicts of interest, in any matters regarding its sub- advisory relationship.

OSAM’s Code of Ethics is based on the principle that OSAM
owes a fiduciary duty to its clients. The policy requires that all
Access Persons avoid activities, interests, and relationships that might present a conflict of interest or the appearance of a
conflict of interest with clients, or interferes with OSAM’s or any personnel’s ability to make decisions in the best interest of clients.

In order to avoid conflicts of interest, personnel may not:
• Engage in transactions intended to raise, lower, or maintain the price of any investment or to create a false appearance of active trading
• Divert trading opportunities in any investment away from managed accounts in favor of their own accounts or OSAM’s proprietary accounts
• Allocate executed trades in such a way as to favor their own or OSAM’s proprietary accounts and to disadvantage the accounts of clients

• Engage in any other transaction deemed by OSAM’s
Compliance Department to involve a potential conflict of
interest, possible diversions of corporate opportunity, or an appearance of impropriety or conflict OSAM does not engage
in any activities of affiliated or parent organizations, as well as other client relationships, which may inhibit its sub-advisory services. OSAM is of the belief that its current Policies and
Procedures Manual, Code of Ethics, and Disclosure Statement
are in compliance with SEC rules and regulations on a fully
disclosed basis to its clients.

OSAM does not have any soft dollar arrangements, or custody
of client assets in separately managed accounts; nor does it allow for personal securities trading of individual stock
positions per its Code of Ethics.

40

Portfolio Manager	Fund	Conflict of Interest
Michael M. Meyer, CFA Edward W. O’Connor, CFA R. James O’Neil, CFA Mehul Trivedi, CFA William Weber, CFA	Select Equity Fund
The portfolio managers face potential conflicts of interest in their day-to-day management of the Fund and other accounts
because the Fund may have different investment objectives,
strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities for one account but not for the Fund.
Additionally, some of the accounts managed by the portfolio
managers may have different fee structures, including
performance fees, which are or have the potential to be higher or lower, in some cases significantly so, than the fees paid by the Fund. The differences in fee structures may provide an
incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these potential conflicts of interest,
Cooke & Bieler has adopted and implemented policies and
procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and which are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are
allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, Cooke & Bieler has adopted a
Code of Ethics under Rule 17j-1 under the 1940 Act and
Rule 204A-1 under the Advisers Act to address potential
conflicts associated with managing the Funds and any personal accounts the portfolio managers may maintain.

John J. Flynn Evan D. Fox, CFA Benjamin S. Silver, CFA, CPA	Select Equity Fund
In Pzena’s view, conflicts of interest may arise in managing the portfolios of Pzena’s clients and/or accounts (together
“Accounts”). Set forth below is a brief description of some of the material conflicts that may arise and Pzena’s policy or
procedure for handling them. Although Pzena has designed such procedures to prevent and address conflicts, there is no
guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there
may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be institutional
accounts or individual accounts, are managed using the same
investment discipline, strategy and proprietary investment
model.

41

Portfolio Manager	Fund	Conflict of Interest

Pzena has adopted procedures for allocating portfolio
transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include
availability of cash to existence of client-imposed trading
restrictions or prohibitions, and the tax status of the Account.
Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account
generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective.
Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account
having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on
IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will aggregate like orders where to do so will be beneficial to the Accounts.
However, with respect to certain Accounts, Pzena may be
limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous,
transactions for the Accounts, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for Accounts. To address this, Pzena has
adopted a written Code of Business Conduct and Ethics
designed to prevent and detect personal trading activities that may interfere or conflict with client interests or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s
Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared
prior to execution by appropriate approving parties and
compliance personnel. Securities transactions for Access
Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification
requirements. An Access Person is defined to include any
employee or officer of Pzena. In addition, no Access Person
shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally,
orders for proprietary Accounts (i.e., accounts of Pzena’s
principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade
allocation procedures designed to ensure fair treatment to client accounts.

42

Portfolio Manager	Fund	Conflict of Interest

Proxy voting for Accounts’ securities holdings may also pose certain conflicts. A potential material conflict of interest could exist in the following situations: (i) Pzena manages any pension or other assets affiliated with a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios; (ii) Pzena has a client
relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company
whose securities are in one or more client portfolios; or (iii) A
Pzena officer, director or employee, or an immediate family
member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an
immediate family member is generally defined as a spouse,
child, parent, or sibling.

Pzena manages some Accounts under performance-based fee
arrangements. Pzena recognizes that this type of incentive
compensation creates the risk for potential conflicts of interest.
This structure may create an inherent pressure to allocate
investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product-specific basis.
Pzena also requires pre-allocation of all client orders based on specific fee- neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Christopher Bonavico Kenneth Broad Ian Ferry	Select Equity Fund
Individual portfolio managers may perform investment
management services for other funds or accounts similar to
those provided to the Fund, and the investment action for each other fund or account and the Fund may differ. For example,
one fund or account may be selling a security, while another fund or account may be purchasing or holding the same
security. As a result, transactions executed for one fund or account or the Fund may adversely affect the value of securities held by another fund or account or the Fund. In addition, the management of multiple other funds or accounts and the Fund
may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or
accounts and the Fund. A portfolio manager may discover an
investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited,
however, so that all funds or accounts for which the investment would be suitable may not be able to participate. Jackson
Square has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

43

Portfolio Manager	Fund	Conflict of Interest

Certain of the accounts managed by the portfolio managers
have performance-based fees. This compensation structure
presents a potential conflict of interest. The portfolio managers have an incentive to manage such accounts so as to enhance
their performance, to the possible detriment of other accounts for which the investment manager does not receive a
performance-based fee. In addition, in certain cases the
portfolio managers have personal ownership interest in other client accounts. A portfolio manager’s management of personal accounts also may present certain conflicts of interest. Although
Jackson Square’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Louis M. Holtz, CFA Yossi Lipsker, CFA	Select Equity Fund
The portfolio managers for the Micro Cap Opportunities
strategy currently manage non-mutual fund accounts invested in this strategy. Also managing a mutual fund in this strategy
would present potential conflict of interests, which include:
(i) where the portfolio managers could favor one account, or type of account over another, (ii) where knowledge by the
portfolio managers of the size, timing of trades, and market impact could be used to the advantage of other accounts and
result in the disadvantage to a mutual fund that is managed in the same strategy, and (iii) where the portfolio managers could allocate profitable trades in the strategy to performance based fee accounts vs. non-performance based fee accounts. To
address these potential conflicts, RHJ has detailed written
policies and procedures covering, among other things,
allocation of investment opportunities and aggregated trades, best execution, soft dollar arrangements, and principal and cross trading.

Brian Bythrow, CFA Thomas Bradley	Select Equity Fund
There may be certain inherent conflicts of interest that arise in connection with a portfolio manager’s management of the
Fund’s investments and the investments of any other fund, client or proprietary accounts Wasatch or the Fund’s individual team members also manage. Such conflicts include allocation of
investment opportunities among the funds and other accounts
managed by Wasatch or the portfolio manager; the aggregation of purchase and sale orders believed to be in the best interest of more than one account managed by Wasatch or the portfolio
manager and the allocation of such orders across such accounts;
and any soft dollar arrangements that Wasatch may have in
place that could benefit a fund and/or other accounts.
Additionally, some funds or accounts managed by a portfolio
manager may have different fee structures, including
performance fees, which are, or have the potential to be, higher or lower than the fees paid by another fund or account. To
minimize the effects of these inherent conflicts of interest,
Wasatch has adopted and implemented policies and procedures, including trade aggregation and allocation procedures, that it believes are reasonably designed to mitigate the potential
conflicts associated with managing portfolios for multiple
clients, including the funds, and seeks to ensure that no one client is intentionally favored at the expense of another.

44

Portfolio Manager	Fund	Conflict of Interest
N. David Samra Ian P. McGonigle, CFA Joseph Vari	International Fund
There are a number of ways in which the interests of Artisan
Partners, its portfolio managers and other personnel might
conflict with the interests of International Fund and its
shareholders. Artisan Partners has developed policies,
procedures, and disclosures that it believes are reasonably
designed to detect, manage, and mitigate the effects of conflicts of interest in the areas of sharing personnel, services, research and advice among client accounts, side-by-side management,
allocating portfolio transactions among client accounts,
investing in different parts of an issuer’s capital structure, confidential information access, short selling, soft dollars and commission recapture, proprietary and personal investments by employees, proxy voting and fees.

Artisan Partners generally does not tailor its investment
management services to the individual needs of clients, but
rather invests all of the accounts in a particular investment strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan
Partners invests on behalf of all of its client accounts, Artisan
Partners generally does not accept accounts subject to
restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affects its ability to manage client accounts. However, under certain circumstances, Artisan Partners does accept accounts subject to certain limitations on specific types of investments or
transactions (for example, derivatives or short selling) or certain markets (for example, India), which can result in such accounts having different exposures and/or having a different risk profile compared to other accounts in the strategy, including the Fund.

From time to time, clients in a particular investment strategy will invest in a security issued by a company, or an affiliate of a company, that is also a client of Artisan Partners or has another business relationship with Artisan Partners or its affiliates.
Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of
those policies and of applicable securities laws may prevent the execution of an otherwise desirable purchase or sale in a public securities transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the issuer or security that would be the subject of that transaction.

45

Portfolio Manager	Fund	Conflict of Interest

Like the fees Artisan Partners receives from Clearwater
International Fund, the fees Artisan Partners or its affiliates receive as compensation from other client accounts are typically calculated as a percentage of the client’s assets under
management. Artisan Partners receives performance-based fees or allocations from private funds sponsored by Artisan Partners and expects to receive performance-based fees from accounts in its other strategies. In addition, Artisan Partners will, under certain circumstances, negotiate performance-based fee
arrangements with other accounts. Artisan Partners had 16
separate accounts with performance-based fees as of
December 31, 2021. Although Artisan Partners may have an
incentive to manage the assets of accounts with
performance–based fees differently from its other accounts,
Artisan Partners has in place policies and procedures that seek to mitigate such conflicts.

Paul Black Peter Hunkel Mike Trigg Sanjay Ayer, CFA Greg Ise, CFA	International Fund
Actual or apparent conflicts of interest may arise when a
portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where
conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, WCM will proceed in a
manner that ensures that the Fund will not be treated less
favorably. There may be instances where similar portfolio
transactions may be executed for the same security for
numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with the
WCM’s trade allocation policy.

Josef Lakonishok Menno Vermeulen, CFA Puneet Mansharamani, CFA Greg Sleight Guy Lakonishok, CFA	International Fund
The same team of portfolio managers is responsible for the
day-to-day management of all of LSV’s accounts. LSV uses a
proprietary quantitative investment model to manage all of
LSV’s accounts. LSV relies extensively on its quantitative
investment model regarding the advisability of investing in a particular company. Any investment decisions are generally
made based on whether a buy or sell signal is received from the proprietary quantitative investment model. Accounts or funds with performance-based fees and accounts or funds in which
employees may be invested could create an incentive to favor those accounts or funds over other accounts or funds in the
allocation of investment opportunities. In addition, it is possible that a short position may be taken on a security that is held long in another portfolio. LSV seeks to make allocations of
investment opportunities in a manner that it considers fair, reasonable and equitable without favoring or disfavoring,
consistently or consciously, any particular client. LSV has
procedures designed to ensure that all clients are treated fairly and to prevent these potential conflicts from influencing the allocation of investment opportunities among clients. On a
quarterly basis, LSV’s Forensic Testing Committee, consisting of the Chief Compliance Officer, Compliance Officer, Chief
Operating Officer and Compliance Analyst, reviews, among
other things, allocations of investment opportunities among
clients and allocations of partially-filled block trades to confirm consistency with LSV’s policies and procedures.

46

Compensation Structure.
Portfolio Manager	Fund	Compensation Structure
James Reber Thomas Seto Xiaozhen Li, PhD, CFA	Core Equity Fund, Select Equity Fund International Fund
Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for
investment professionals is not based directly on investment performance or assets managed, but rather on the overall
performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of investors without providing incentive to take undue or insufficient
investment risk. It also removes a potential motivation for fraud.
Violations of Parametric’s policies would be a contributing
factor when evaluating an employee’s discretionary bonus.

Compensation Structure
Compensation of investment professionals has three primary components: (1) a base salary; 2) an annual cash bonus; and (3) annual equity-based compensation for eligible employees.

Parametric investment professionals also receive certain
retirement, insurance and other benefits that are broadly
available to Parametric employees. Compensation of Parametric professionals is reviewed on an annual basis. Stock-based
compensation awards and adjustments in base salary and
bonuses are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end, October 31.

The firm also maintains the following arrangements:
• Employment contracts for key investment professionals and senior leadership.

• Eligible employees receive Eaton Vance equity grants for
eligible employees that vest over a three-year period from grant date. The vesting schedule for each grant is 50% in year two and
50% in year three.

• Profit sharing that vests over a five-year period from the employee’s start date. The vesting schedule for the profit sharing is 20% per year from the employee’s start date.
Method to Determine Compensation
Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry.
47

Portfolio Manager	Fund	Compensation Structure

Salaries, bonuses and stock-based compensation are also
influenced by the operating performance of Parametric and its parent company, Eaton Vance Corp. (EVC). While the salaries
of investment professionals are comparatively fixed, cash
bonuses and stock-based compensation may fluctuate from
year-to-year, based on changes in financial performance and
other factors. Parametric also offers opportunities to move
within the organization, as well as incentives to grow within the organization by promotion.

Additionally, Parametric participates in compensation surveys that benchmark salaries against other firms in the industry. This data is reviewed, along with a number of other factors, so that compensation remains competitive with other firms in the
industry.

Clifford S. Asness Michele L. Aghassi Andrea Frazzini John J. Huss Lars N. Nielsen Nathan Sosner	Core Equity Fund
The compensation for each of the portfolio managers that are a
Principal of AQR is in the form of distributions based on the net income generated by AQR and each Principal’s relative
ownership in AQR. A Principal’s relative ownership in AQR is based on a number of factors including contribution to the
research process, leadership and other contributions to AQR.
There is no direct linkage between assets under management,
performance and compensation. However, there is an indirect
linkage in that superior performance tends to attract assets and thus increase revenues and presumably net income. Each
portfolio manager is also eligible to participate in AQR’s 401(k)
retirement plan which is offered to all employees of AQR.

Jim O’Shaughnessy Patrick O’Shaughnessy, CFA Chris Meredith, CFA Scott Bartone, CFA	Core Equity Fund
At OSAM the Senior Portfolio Managers, Director of Trading,
Client Portfolio Manager, and Portfolio Managers are all equity owners and are compensated through an annual salary, a
discretionary bonus, and profit distributions. The Assistant
Portfolio Manager, Research Analysts, and Traders are
compensated through a structure that includes an annual salary and a discretionary incentive bonus. No portion of the
discretionary bonus is deferred.

OSAM’s portfolio management team is responsible for all of its strategies. Compensation for portfolio managers and assistant portfolio managers is not tied to under/over performance of any particular strategy or account as no strategy or account is more important than another.

Portfolio manager compensation begins with base salary and is typically augmented by both quarterly and annual bonuses.
Quarterly investment performance bonuses are generally based upon the returns generated for client accounts relative to one or more identified benchmarks on a one-year basis, and also
relative to industry peers on a rolling three-year basis. Other forms of variable compensation, including annual bonuses, are typically based upon the achievement of certain goals (such as assets under management and investment performance) as well
as subjective scoring.

48

Portfolio Manager	Fund	Compensation Structure
Michael M. Meyer, CFA Edward W. O’Connor, CFA R. James O’Neil, CFA Mehul Trivedi, CFA William Weber, CFA	Select Equity Fund
Cooke & Bieler gives careful thought to its compensation
policies, seeking to blend incentives for individual and team performance over both the short and long term with the goal of aligning its interests with those of its clients. Compensation consists of three components – base salary, bonus (tied to
investment performance for the investment team), and
distribution of the profits based upon a partner’s percentage ownership in the firm.

The investment team participates in a bonus pool which is
allocated through a peer review process. The size of the pool varies with the overall success of the firm. Allocations among the investment team are largely determined by the investment results attributed to each individual. In order to match
incentives with a long-term investment horizon, investment
results are calculated using a 4-year rolling average. The years are time weighted with the trailing year weighted 40%, the prior year 30%, and years 3 and 4, 20%, and 10% respectively.
Bonuses typically range from 1x to 4x one’s base salary.

John J. Flynn Evan D. Fox, CFA Benjamin S. Silver, CFA, CPA	Select Equity Fund
Portfolio managers and other investment professionals at Pzena are compensated through a combination of fixed base salary,
annual performance bonus and equity ownership, if appropriate due to superior performance. Pzena avoids the compensation
model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the
portfolios relative to the performance of the portfolios’
benchmarks. For investment professionals, we examine such
things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, Pzena always looks at the
person as a whole and the contributions that they have made and are likely to make in the future. Longer-term success is required for equity ownership consideration. Ultimately, equity
ownership is the primary tool used by Pzena for attracting and retaining the best people.

Christopher Bonavico Kenneth Broad Ian Ferry	Select Equity Fund
Jackson Square’s investment professionals have remained
together, bound by culture and the unique nature of the team’s research/portfolio manager role, for over a decade on average.
Through various market and organizational circumstances over the years, the group has maintained a meritocracy and very
strong pay-for-performance ethos that rewards positive impact to client portfolios. Each stock in each portfolio has two or more “sponsors” who have mathematical ownership of those
names for performance attribution purposes (e.g., 60/40 or
50/50-type responsibility splits). This stock-by-stock attribution can then be aggregated and the individual contributions of team members measured, down to the basis point, for each
performance period measured: 1/3/5 year and since inception.

49

Portfolio Manager	Fund	Compensation Structure

Aggregate compensation is ultimately driven by revenues,
which—in turn—is correlated with assets under management,
which ultimately correlates with performance over the long
term, in a self-reinforcing cycle of better performance leading to more assets under management (both via flows and
appreciation) and greater revenues/compensation. Additionally, qualitative factors such as contribution to debates of other team members’ ideas are also considered in compensation. Certain
employees, including all eight members of the investment team, have equity ownership as part of their compensation.

In terms of the composition of compensation paid to the
investment team, it is expected to be a combination of base
salary, partnership equity distributions, and discretionary annual bonuses. Jackson Square believes this combination will have the proper incentives to award prudent long term focus on building a stable and sustainable business while also rewarding
professionals for superior relative interim results.

Louis M. Holtz, CFA Yossi Lipsker, CFA	Select Equity Fund
Compensation for the portfolio managers is a combination of
both salary and revenue-sharing, based on revenues generated by the strategies they manage. RHJ believes that this policy offers a sustainable balance between fixed and variable
compensation in normalized market environments. It also aligns the interests of the team with those of RHJ.

Brian Bythrow, CFA Thomas Bradley	Select Equity Fund	Each portfolio manager is paid a base salary, a potential bonus based on performance, potential deferred bonus grants based on performance and possibly stock dividends.
• Base Salary. Each portfolio manager is paid a fixed base salary depending upon their tenure.

• Performance Bonus. A large portion of a portfolio manager’s potential compensation is in the form of performance bonus.
The performance bonus is based on pre-tax performance. At the end of each year, the Board of Directors of Wasatch will
allocate a bonus pool that will loosely mirror firm profits net of stock buybacks and deferred compensation payouts. The
majority of this bonus pool will be allocated to portfolio
managers based on the 1, 3, and 5-year performance of their
portfolios, which will reward them with significant economics for achieving top quartile performance relative to the
performance of the applicable Fund’s peer group over both the short and long term. Peer groups are utilized to evaluate
performance.

50

Portfolio Manager	Fund	Compensation Structure

Portfolio managers are not paid a “commission” for the
solicitation or acquisition of new clients or the retention of existing clients. However, the amount of revenue generated by each product is overlaid on performance to determine the size of each portfolio manager’s bonus (e.g. if performance were equal, a portfolio manager on a higher revenue product would receive a larger bonus than one on a smaller revenue product). For
portfolio managers who manage separate accounts as well as
mutual funds have bonus components calculated based on the
performance of each individual product relative to its peer
group, revenue is again used as an element in converting
performance results into the bonus amount.

Portfolio managers are also rewarded for their stock selection contributions to other products and their impact on the overall success of the research team. This incentive is consistent with
Wasatch’s collaborative team-based approach to portfolio
management.

• Deferred Bonus Grants. Portfolio managers are also eligible for deferred bonus grants payable in six years from the date of the grant, with their value directly tied to Wasatch’s revenues.
Each portfolio manager’s grant size will be based on individual performance factors similar to those used to determine the
annual performance bonus.

• Stock/Dividends. Certain portfolio managers are shareholders of Wasatch. The relative amount of stock owned by a portfolio manager is at the discretion of Wasatch’s Board and will evolve over time, with bigger long-term contributors holding higher levels of ownership. New portfolio manager stock grants
typically vest over a five-year period.

It is possible that certain profits of Wasatch could be paid out to shareholders through a stock dividend. However, there are no current plans or expectations for such a dividend.

• Other Benefits. Portfolio managers are also eligible to
participate in broad-based benefit plans offered generally to
Wasatch’s full-time employees, including 401(k), health and
other employee benefit plans.

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Portfolio Manager	Fund	Compensation Structure
Paul J. Jungquist, CFA, CPA Todd S. Emerson, CFA Kevin P. O’Brien, CFA Kurt van Kuller, CFA	Tax-Exempt Bond Fund
The portfolio managers are employees of Sit and receive
compensation from Sit. The compensation of the portfolio
managers and analysts is comprised of a fixed base salary, an annual bonus, and periodic deferred compensation bonuses.
Portfolio managers and analysts also participate in the profit sharing 401(k) plan of Sit. Competitive pay in the marketplace is considered in determining total compensation. The bonus
awards are based on the attainment of personal and company
goals which are comprised of a number of subjective and
objective factors, including: the annual composite investment performance (pre-tax) of Sit’s accounts (which may include the
Fund) relative to the investment accounts’ benchmark index
(which may include the primary benchmark of the Fund); Sit’s growth in assets under management from new assets (which
may include assets of the Fund); profitability of Sit; and the quality of investment research efforts. Contributions made to
Sit’s profit sharing 401(k) plan are subject to the limitations of the Internal Revenue Code and Regulations. The portfolio
managers own equity interests in Sit.

N. David Samra Ian P. McGonigle, CFA Joseph Vari	International Fund
Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively
determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan
Partners’ fee revenues generated by all accounts included within the manager’s investment strategies, including the International
Fund. Artisan Partners also provides certain cash-based awards to its investment professionals (referred to by Artisan Partners as franchise capital awards) that, prior to vesting, Artisan
Partners will generally invest such award amounts in one or
more of the investment strategies managed by the investment
professional (including by investing in Artisan Partners Funds).
Portfolio managers also receive a portion of the performance fee revenues or allocations from private funds sponsored by
Artisan Partners. Performance fee accounts (including private funds) may be managed by certain portfolio managers of the
Fund using strategies not offered in the Fund. Allocations to and weighings in these accounts will differ from allocations to and weightings in the Fund managed by these portfolio managers
because they use different strategies. An investment strategy with a higher risk tolerance may substantially outperform or underperform an investment strategy with a lower risk tolerance even when managed by the same portfolio managers in a similar strategy. The portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried associates.

52

Portfolio Manager	Fund	Compensation Structure
Paul Black Peter Hunkel Mike Trigg Sanjay Ayer, CFA Greg Ise, CFA	International Fund
Compensation for WCM portfolio management personnel
consists of a salary with a possible bonus, fee-share, and
ownership component. Salary levels are based on the
individual’s degree of industry tenure, experience, and
responsibilities at the firm. The bonus component is
discretionary based on the portfolio manager’s individual
performance and the overall performance of WCM, taking into
account both qualitative and quantitative performance measures in the management of their funds, other responsibilities, and other firm factors, including, assets under management and
company profitability. Portfolio managers may share in the
revenue generated by the investment strategy for which they are responsible. Finally, portfolio managers may also receive
long-term incentive bonus in the form of shares of the firm.

Portfolio managers are also eligible to participate in a 401(k) program which has a company match that includes a contribution based on the profitability of the firm.
Josef Lakonishok Menno Vermeulen, CFA Puneet Mansharamani, CFA Greg Sleight Guy Lakonishok, CFA	International Fund
LSV’s portfolio managers’ compensation consists of a fixed
salary and discretionary bonus. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual
performance. Individual performance is subjective and may be based on a number of factors, such as the individual’s leadership and contribution to the strategic planning and development of the investment group. The portfolio managers also participate in an extensive benefits program.

Share Ownership by Portfolio Managers.  The following table indicates as of December 31, 2021, the value within the indicated range, of shares beneficially owned by the portfolio managers in each Fund they manage. For purposes of this table, the following letters indicates the range indicated below:
A -	$0
B -	$1 - $10,000
C -	$10,001 - $50,000
D -	$50,001 - $100,000
E -	$100,001 - $500,000
F -	$500,001 - $1,000,000
G -	More than $1 million

Portfolio Manager	Fund	Ownership
James Reber	Core Equity Fund, Select Equity Fund, International Fund	A
Thomas Seto	Core Equity Fund, Select Equity Fund, International Fund	A
Xiaozhen Li, CFA	Core Equity Fund, Select Equity Fund, International Fund	A
Clifford S. Asness	Core Equity Fund	A
Michele L. Aghassi	Core Equity Fund	A
Andrea Frazzini	Core Equity Fund	A
John J. Huss	Core Equity Fund	A
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Portfolio Manager	Fund	Ownership
Lars N. Nielsen	Core Equity Fund	A
Nathan Sosner	Core Equity Fund	A
Jim O’Shaughnessy	Core Equity Fund	A
Chris Meredith, CFA	Core Equity Fund	A
Scott Bartone, CFA	Core Equity Fund	A
Patrick O’Shaughnessy, CFA	Core Equity Fund	A
Michael M. Meyer, CFA	Select Equity Fund	A
Edward W. O’Connor, CFA	Select Equity Fund	A
R. James O’Neil, CFA	Select Equity Fund	A
Mehul Trivedi, CFA	Select Equity Fund	A
William Weber, CFA	Select Equity Fund	A
John J. Flynn	Select Equity Fund	A
Evan D. Fox, CFA	Select Equity Fund	A
Benjamin S. Silver, CFA, CPA	Select Equity Fund	A
Christopher Bonavico	Select Equity Fund	A
Kenneth Broad	Select Equity Fund	A
Ian Ferry	Select Equity Fund	A
Louis M. Holtz, CFA	Select Equity Fund	A
Yossi Lipsker, CFA	Select Equity Fund	A
Brian Bythrow, CFA	Select Equity Fund	A
Thomas Bradley	Select Equity Fund	A
Paul J. Jungquist, CFA, CPA	Tax-Exempt Bond Fund	A
Todd S. Emerson, CFA	Tax-Exempt Bond Fund	A
Kevin P. O’Brien, CFA	Tax-Exempt Bond Fund	A
Kurt van Kuller, CFA	Tax-Exempt Bond Fund	A
N. David Samra	International Fund	A
Ian P. McGonigle, CFA	International Fund	A
Joseph Vari	International Fund	A
Paul Black	International Fund	A
Peter Hunkel	International Fund	A
Mike Trigg	International Fund	A
Sanjay Ayer, CFA	International Fund	A
Greg Ise, CFA	International Fund	A
Josef Lakonishok	International Fund	A
Menno Vermeulen, CFA	International Fund	A
Puneet Mansharamani, CFA	International Fund	A
Greg Sleight	International Fund	A
Guy Lakonishok, CFA	International Fund	A
54

Executive Officers and Trustees
Information About the Independent Trustees
Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years and Other Relevant Experience	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
Charles W. Rasmussen[1] (55) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Board	As Trustee: Tenure: 2000–Present Term: Indefinite As Chair: Tenure: 2020–Present Term: Indefinite	President (2002-Present) and Chief Executive Officer (2002-2020), P&G Manufacturing, Inc. (air filtration equipment)	4	Forest History Society (non-profit, 2018–Present), Nu Star Inc. (private company, 2014–Present)
Sara G. Dent (63) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Governance and Nominating Committee	As Trustee: Tenure: 2013–Present Term: Indefinite As Chair of the Governance and Nominating Committee: Tenure: 2019–Present Term: Indefinite	Private Investor	4	None
Laura E. Rasmussen[1] (58) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, Chair of the Audit Committee	As Trustee: Tenure: 2000–Present Term: Indefinite As Chair of the Audit Committee: Tenure: 2016–Present Term: Indefinite	Business Owner, 3 Kittens Needle Arts (textile sales, 2006–Present)	4	None
Lindsay R. Schack (44) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2015–Present Term: Indefinite	Owner and Architect, LS Architecture (2013–Present)	4	None
David M. Weyerhaeuser (63) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2016–Present Term: Indefinite	Vice President, Sales and Marketing, Northwest Hardwoods (lumber manufacturer and distributor, 1991–2016)	4	R.D. Merrill Company, Inc. (private company, 1992–Present)
1
Mr. Rasmussen and Ms. Rasmussen are siblings-in-law.
55

Information about the Funds’ Executive Officers and Interested Trustees
Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years and Other Relevant Experience	Number of Portfolios in the Fund Complex to Be Overseen by the Officer/ Trustee	Other Directorships Held by the Officer/Trustee During the Last 5 Years
E. Rodman Titcomb, Jr.[2] (73) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2016 –Present Term: Indefinite	Retired Chairman and Chief Executive Officer, Rock Island Company (Private Investment Company) (1998-2013)	4	None
Justin H. Weyerhaeuser[3] (48) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee, President and Treasurer	As Trustee: Tenure: 2008 –Present Term: Indefinite As President and Treasurer: Tenure: 2013–Present Term: Reappointed Annually	Private Investor (February 2013–Present)	4	None
Jason K. Mitchell (45) 30 East 7th Street Saint Paul, Minnesota 55101	Secretary and Chief Compliance Officer	As Secretary: Tenure: 2021–Present Term: Reappointed Annually As Chief Compliance Officer: Tenure: 2021–Present Term: Reappointed Annually
Chief Compliance Officer,
Fiduciary Counselling, Inc.
(March 2021 –Present),
Chief Compliance Officer,
Clearwater Management
Co., Inc. (March 2021
–Present), Chief
Compliance Officer,
Summit Creek Advisors,
LLC (February 2014
–March 2021)
				N/A	N/A
Shari L. Clifford (53) 30 East 7th Street Saint Paul, Minnesota 55101	Assistant Treasurer	Tenure: 2014–Present Term: Reappointed Annually	Chief Financial Officer and Treasurer, Fiduciary Counselling, Inc. (February 2014–Present), Controller and Finance Director, Woodbury Financial Services, Inc. (November 2007–February 2014)	N/A	N/A
Simona C. Ilies (41) The Northern Trust Company 333 South Wabash Ave Chicago, IL 60604	Assistant Secretary	Tenure: 2021–Present Term: Reappointed Annually
Senior Consultant, Global
Fund Services, The
Northern Trust Company,
(April 2021–Present),
Consultant, Global Fund
Services, The Northern
Trust Company, (December
2018–April 2021), Counsel,
SRM Law (July
2016–December 2018)
				N/A	N/A
2
Mr. Titcomb is an interested Trustee due to his brother’s and son-in-law's positions as directors of CMC.
3
Mr. Justin H. Weyerhaeuser is an interested Trustee due to his position as the Funds’ President and Treasurer.
Responsibilities of the Board of Trustees
The business and affairs of the Trust are managed by the Trustees and they have all powers and authority necessary, appropriate or desirable to perform that function. The Trustees have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary, appropriate or desirable in connection with the management of the Trust. The Board of Trustees initially approves investment management, subadvisory, and other service provider agreements. The Board of Trustees annually evaluates the services received under the investment management and subadvisory agreements to determine whether to continue
56

these agreements. The members of the Board of Trustees were selected for their understanding of the Funds’ distribution strategy and the general investment objectives of the shareholders of the Funds. Each Trustee also was selected due to their long-standing experience as private investors and ability to understand investment concepts and strategies, which allow the Trustees to provide effective oversight of CMC and the subadvisers. In addition, Charles W. Rasmussen, Laura E. Rasmussen and Lindsay R. Schack have management experience as business owners and Justin H. Weyerhaeuser has worked as an outside attorney. Sara G. Dent has an extensive background in both the financial services industry and business management. E. Rodman Titcomb, Jr. has an extensive background in both the financial services industry and business management and also previously practiced law. David M. Weyerhaeuser has extensive experience in business management. Although the Board of Trustees does not have a formal diversity policy, it endeavors to comprise itself of members with a broad mix of professional and personal backgrounds.
The Board of Trustees’ role includes monitoring risks identified during meetings of the Board or its Committees. The Board, or its Committees, receive and review reports from CMC and the Trust’s subadvisers, chief compliance officer, fund counsel, and representatives of other service providers. These reports may cover risks related to a specific Fund, such as valuation or liquidity risk, or may address broader market or operational risks. Each of the Trust’s subadvisers is responsible for the day-to-day management and monitoring of its respective portfolio(s). These subadvisers periodically present in-person to the Board of Trustees and also provide recurring written reports on portfolio activity to the chief compliance officer and president of CMC. These presentations and written reports may address specific market, investment or operational risks as appropriate. The Audit Committee of the Board of Trustees also meets at least annually with representatives of the Funds’ independent auditors.
The Board of Trustees, including a majority of the Independent Trustees, has adopted a retirement policy pursuant which a trustee shall resign no later than the date of his or her 75th birthday, effective as of the first Board meeting occurring after such trustee’s birthday, provided however that the Board, in its discretion, may waive such requirements.
During the fiscal year ended December 31, 2021, the Board held six meetings.
Charles W. Rasmussen, an Independent Trustee, serves as Chair of the Board of Trustees.
The Board of Trustees has appointed a standing Governance and Nominating Committee comprised solely of the Independent Trustees. Sara G. Dent serves as Chair of the Governance and Nominating Committee. The Governance and Nominating Committee has been established for the following purposes: (i) identify individuals qualified to become members of the Board of Trustees in the event that a position is vacated or created, (ii) consider all candidates proposed to become members of the Board of Trustees, (iii) select and nominate, or recommend for nomination by the Board of Trustees, candidates for election as Trustees (iv) set any necessary standards or qualifications for service on the Board of Trustees, (v) make recommendations regarding committees of the Board of Trustees, (vi) oversee the annual self-assessment of the Board of Trustees, (vii) periodically review the size and composition of the Board, and (viii) periodically review Trustee compensation. The Governance and Nominating Committee does not have a formal policy that specifically addresses whether the Governance and Nominating Committee will consider shareholder nominees for election to the Board of Trustees.
During the fiscal year ended December 31, 2021, the Governance and Nominating Committee held three meetings.
The Board of Trustees has organized an Audit Committee comprised solely of the Independent Trustees. Laura E. Rasmussen serves as Chair of the Audit Committee. The duties of the Audit Committee include (i) overseeing the accounting and financial reporting processes and related internal controls, (ii) overseeing and reviewing the results of the independent audits, and (iii) evaluating the qualifications, independence and performance of the independent auditors and making recommendations to the Board of Trustees regarding the selection of independent auditors.
During the fiscal year ended December 31, 2021, the Audit Committee held four meetings.
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Set forth below is information concerning investments in the Funds by each Trustee as of December 31, 2021.
Name	Dollar Range of Equity Securities in Each Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Sara G. Dent	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
E. Rodman Titcomb, Jr.	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
Charles W. Rasmussen	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
Laura E. Rasmussen	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
Lindsay R. Schack	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 $50,001-$100,000 $10,001-$50,000 $50,001-$100,000	Over $100,000
David M. Weyerhaeuser	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
Justin H. Weyerhaeuser	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000
As of April 1, 2022, members of the Board of Trustees and officers of the Trust, as a group, owned 3.08% of the Core Equity Fund, 2.78% of the Select Equity Fund, 2.83% of the International Fund and 3.63% of the Tax-Exempt Bond Fund.
Information Regarding Affiliations of the Independent Trustees
No independent Trustee or immediate family member of such Trustee owns any equity securities in any investment adviser, underwriter or other person who is directly or indirectly controlling, controlled by or under common control with an investment adviser or underwriter of the Funds. No independent Trustee or immediate family member has been involved in any transaction with such persons or organizations, or the provision of or receipt of any services to or from such persons or organizations (other than routine retail transactions). No officer of any such organization serves on the board of directors of any company of which any independent trustee serves as an officer.
Compensation of Trustees and Officers
The Trustees generally meet five times per year. Each Trustee is paid a $3,000 annual retainer (except as noted below), $3,000 per meeting attended in person, and $650 if attending via telephone. For committee meetings, other than Audit Committee meetings, Trustees are paid $325 if such committee meeting occurs separately from a regularly scheduled Trustee meeting. Members of the Audit Committee and other Trustees in attendance are paid $615 for the meeting during which the annual report to shareholders and the results of the annual audit are reviewed with the independent auditors, and for any other meeting that occurs separately from a regularly scheduled Trustee meeting. Charles W. Rasmussen, who serves as Chair of the Board of Trustees, receives an annual retainer of $12,500. Expenses
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incurred by Trustees in attending meetings are reimbursed. Justin H. Weyerhaeuser receives compensation of $175,034 annually for his services as President and Treasurer of the Trust. As a result, Justin H. Weyerhaeuser does not receive the annual retainer paid to Trustees. Such Trustee and officer fees and expenses are reimbursed or paid for by CMC under the advisory agreements. The following table sets forth the amounts of compensation received by each Trustee related to services during the year ended December 31, 2021.
Name of Trustee	Aggregated Compensation From Trust	Pension or Retirement Benefits Accrued As Part of the Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Sara G. Dent	$19,265	None	None	$19,265
Charles W. Rasmussen	$28,765	None	None	$28,765
Laura E. Rasmussen	$19,265	None	None	$19,265
Lindsay R. Schack	$19,265	None	None	$19,265
E. Rodman Titcomb, Jr.	$19,265	None	None	$19,265
David M. Weyerhaeuser	$19,265	None	None	$19,265
Justin H. Weyerhaeuser (as Trustee)	$16,265	None	None	$16,265
Justin H. Weyerhaeuser (as President and Treasurer)	$170,765	None	None	$170,765
Personal Securities Transactions.  The Trust, the investment manager and each subadviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act, which is applicable to officers, trustees/directors and designated employees. Each code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by a Fund, and is designed to prescribe the means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. Each code is on public file with and available from the Commission.
Net Asset Value
The net asset value per share of each Fund is determined as of the close of regular trading on the NYSE (the “Closing Time”) on each day that the NYSE is open for trading. The New York Stock Exchange is usually closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the previous Friday or following Monday if any holiday falls on a Saturday or Sunday. Net asset value per share is determined by dividing the value of all of a Fund’s assets, less its liabilities, by the number of shares outstanding. Investments in securities are valued at the Closing Time at the last available sale price on the principal exchange or market where they are traded. The Funds generally value equity securities traded on the NASDAQ Stock Market at the NASDAQ Official Closing Price. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those for which trading has been suspended) or where market quotations are determined to be unreliable will be valued at fair value as determined in good faith by the Board of Trustees, although the actual computations may be made by persons acting at the direction of the Board of Trustees. Additionally the Trust, in its discretion, may make adjustments to the prices of securities held by International Fund if an event occurs after the publication of market values normally used by International Fund, but before the time as of which the International Fund calculates its net asset value, depending on the nature and significance of the event, consistent with applicable regulatory guidance. In this case, the International Fund may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s net asset value is calculated. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. The price at which a purchase order is filled is the net asset value per share next computed after payment and a properly completed application are received by the transfer agent, unless a later computation date is specified by the investor on the purchase order.
How are Shares Purchased?
Shares may be purchased directly from each Fund. There is no sales charge or underwriting commission on purchases of shares of the Funds. In order to purchase shares of a Fund, an investor must either send a check or wire funds to the transfer agent and deliver to the transfer agent a completed Purchase Order and Account Application.
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Minimum Purchases.  No initial investment of less than $1,000 will be accepted by the Funds. However, reinvestments of dividends and capital gain distributions will be permitted, even if the amount of any such reinvestment is less than $1,000. The minimum investment requirement is waived for the ReFlow Liquidity Program.
Minimum Account Size.  If a shareholder holds shares of a Fund in an account which, as a result of redemptions, has an aggregate net asset value of less than $1,000, the Fund may redeem the shares held in such account at net asset value if the shareholder has not increased the net asset value of such shares in the account to at least $1,000 within three months of notice in writing by the Fund to the shareholder of the Fund’s intention to redeem such shareholder’s shares. During the three months following the mailing of such notice, each shareholder so notified has the opportunity to increase the value of his or her account to $1,000 and avoid redemption. An involuntary redemption consummated at a price below the shareholder’s cost would result in a loss to the shareholder. The minimum account size requirement is waived for the ReFlow Liquidity Program.
Each Fund reserves the right to waive or change minimum and additional investment amounts, and minimum account sizes. The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Funds when, in the judgment of the trustees or the investment manager, such withdrawal is in the best interests of the Trust. An order to purchase shares is not binding on, and may be rejected by, the Trust until it has been confirmed in writing.
Fund Accounts.  When a shareholder first purchases shares of a Fund, an account is opened in his or her name on the records of that Fund. This account provides a convenient means to make additional investments and provides for regular transaction statements without the necessity of receiving and storing certificates. When a shareholder purchases or sells shares of a Fund, an account statement showing the details of such transaction will be sent to the shareholder.
Share Certificates.  Certificates representing shares of a Fund ordinarily will not be issued. However, the Board of Trustees may, in its sole discretion, authorize the issuance of certificates for shares of a Fund to shareholders who make a specific written request for share certificates.
Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law. If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding Fund shares. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary to designate a representative.
Exchange of Shares
Subject to the restrictions set forth below, some or all of the shares of a Fund, including shares purchased with reinvested dividends and/or capital gain distributions, may be exchanged for shares of another Clearwater Fund on the basis of the net asset value per share of each Fund at the time of exchange.
Instructions for exchanges are made by delivery to the transfer agent of an exchange request signed by the record owner(s) exactly as the shares being exchanged are registered. New accounts must be established with the same registration information as the account from which the exchange is to be made. The dollar amount exchanged must at least equal the $1,000 minimum investment required for each of the Funds. However, exchanges of shares of one Fund for shares of the other Fund in which the shareholder has an existing account will be permitted, even if the value of the shares exchanged is less than $1,000.
A shareholder should consider the differences in investment objectives and policies of the Funds, as described in this Prospectus, before making any exchange. For federal and (generally) state income tax purposes, an exchange of shares is treated as a redemption of the shares exchanged followed by the purchase of new shares and, therefore, is a taxable transaction for the shareholder making the exchange.
Currently, there is no charge for the exchange privilege or limitation as to the frequency of exchanges. The Trust may terminate or suspend the right to make exchange requests, or impose a limit on the number of exchanges that may be effected by a shareholder within any calendar year, or impose a transaction fee in connection with any exchange, at any time with notice to shareholders as required by law.
How are Shares Redeemed?
Any shareholder of any of the Funds has the right to offer shares for redemption by the Trust. Redemptions will be effected at the net asset value per share next determined after receipt by the transfer agent of all required documents from the redeeming shareholder, unless a later redemption date is specified by the investor on the redemption request. Payment will be made within seven days after a redemption has been effected. However, if shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption
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proceeds until it has assured itself that good funds have been collected for the purchase of such shares. This may take up to 15 days. A Fund may effect redemptions in kind (i.e., pay redemption proceeds consisting of portfolio securities or other non-cash assets) for redemptions in excess of $1 million if the investment manager determines, in its sole discretion, that any such redemption would be in the best interests of the Fund. A Fund may also use redemption in kind for certain Fund shares held by ReFlow. The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s net asset value. In order to redeem shares of a Fund, a shareholder must deliver to the transfer agent a redemption request which has been endorsed by the record holder(s) exactly as the shares are registered, and where the redemption proceeds are to be sent to an address other that the address of record, with the signature(s) guaranteed by any one of the following institutions: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency, provided that any such institution satisfies the standards established by the transfer agent.
If a share certificate has been issued at the discretion of the Board of Trustees, the shares represented by such certificate may be redeemed only if the share certificate is included with such redemption request and the certificate is properly endorsed with signature(s) so guaranteed or is accompanied by a properly endorsed stock power with signature(s) so guaranteed.
Net asset value per share for the purpose of redemption is determined in the manner described in “Net Asset Value.” The net asset value per share received upon redemption may be more or less than the cost of shares to an investor, and a redemption is a taxable transaction for the redeeming shareholder.
Redemptions may be suspended or payment postponed during any period in which any of the following conditions exists: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the trust of securities owned by a Fund is not reasonably practicable or it is not reasonably practicable for the custodian fairly to determine the value of the Fund’s net assets; or the Commission, by order, so permits.
Taxes
General.  Under the Tax Code, each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds do not expect to incur other than nominal state income tax liability.
Each Fund has elected to be treated as a “regulated investment company” under the Tax Code, has qualified and intends to continue to qualify for such treatment for each taxable year. To qualify as a regulated investment company under the Tax Code and be free from any U.S. federal income tax on investment company taxable income and net capital gains distributed to shareholders in accordance with the Tax Code, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and timely distribution of its income to shareholders.
In order to qualify as a regulated investment company under the Tax Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Tax Code) (“the 90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. tax purposes (e.g. partnerships or trusts) will generally pass through to such Fund. Consequently, a Fund may be required to limit its equity investments in such entities that earn gross income not qualifying under the 90% income test.
If each Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, each Fund generally will not be subject to U.S. federal income tax on the portion of the income of the Fund that the Fund distributes to its shareholders, including “net capital gain” (the excess of net long-term capital gain over net
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short-term capital loss), distributed to shareholders. If a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.
4% Excise Tax.  Under the Tax Code, each of the Funds will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income (not including tax-exempt interest) and capital gain net income if it fails to meet certain distribution requirements by the end of each calendar year. Each Fund intends to make the required distributions in a timely manner and accordingly does not expect to be subject to the excise tax.
Foreign Taxes.  Each of the Funds may be subject to foreign withholding or other foreign taxes on its income (including taxes on interest, dividends and capital gains) from certain of its foreign investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass-through” for that year. Various other limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum tax. While it is expected that the International Fund may be eligible to elect to pass such taxes and associated foreign tax credits or deductions through to its shareholders, it is expected that none of the Core Equity Fund, the Tax-Exempt Bond Fund or the Select Equity Fund will be so eligible.
Foreign Exchange Gains and Losses.  Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts and similar financial instruments relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Tax Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable a Fund to satisfy the 90% income test. If the net foreign exchange loss for a taxable year were to exceed a Fund’s investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such taxable year would not be deductible by a Fund or its shareholders in future taxable years.
Passive Foreign Investment Companies.  If Core Equity Fund, Select Equity Fund or International Fund acquires any equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond), in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or on gain actually received by the Fund is timely distributed to its shareholders. A Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Elections may generally be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of private foreign investment companies as ordinary income. A Fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.
Other Investments.  Investment by a Fund in zero coupon securities, payment-in-kind securities, deferred interest securities or, in general, any other securities with original issue discount or market discount (if the Fund elects to include market discount in income on a current basis) could require the Fund to recognize income or gain prior to the receipt of cash. However, a Fund must distribute at least annually, all or substantially all of its net taxable and tax-exempt income, including such accrued income, to shareholders to qualify for taxation as
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a regulated investment company under the Tax Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to by borrow the cash, to satisfy distribution requirements. Management of the Funds will consider these potential adverse tax consequences in evaluating the appropriateness of these investments.
Options written or purchased and futures contracts entered into by a Fund on certain securities, indices and foreign currencies, as well as certain forward currency contracts, may cause a Fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a Fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Tax Code as described above, and accordingly may produce ordinary income or loss. Additionally, a Fund may be required to recognize gain if an option, futures contract, forward contract, short sale against the box, swap or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a Fund under Section 1259 of the Tax Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a Fund may receive no corresponding cash amounts, possibly requiring the disposition of Fund securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts, swaps and/or offsetting positions (portfolio securities or other positions with respect to which a Fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Tax Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts, swaps and straddles may affect the amount, timing and character of the Fund’s income and gains or losses and hence of its distributions to shareholders.
Tax-Exempt Bond Fund may invest in debt obligations that are rated below investment grade. Investments in debt obligations that are at risk or in default present special issues for Tax-Exempt Bond Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
Taxation of Shareholders.  Each of Core Equity Fund, Select Equity Fund and International Fund intends to distribute all of its net investment income, any excess of net short-term capital gain over net long-term capital loss, and any excess of net long-term capital gain over net short-term capital loss, after taking into account any capital loss carryovers of the Fund, if any, at least once each year. Tax-Exempt Bond Fund will declare its dividends from investment income daily and distribute these dividends monthly. Distributions from investment company taxable income (which does not include exempt-interest dividends paid by Tax-Exempt Bond Fund, as described below) will be taxable to shareholders either as ordinary income or, if so reported by a Fund and certain other conditions are met, as “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Tax Code, and taxable to individual shareholders at a maximum U.S. federal income tax rate of either 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts). Distributions from any Fund’s net capital gain will be taxable to shareholders as long-term capital gain regardless of the shareholder’s holding period for the shares.
Dividend distributions to individual shareholders may qualify for such preferential U.S. federal income tax rate to the extent that such dividends are attributable to qualified dividend income from a Fund’s investment in common and preferred stock of U.S. companies and stock of certain foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholders.
A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of such Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment will be reduced as a result of a Fund’s securities lending activities or high portfolio turnover rate.
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Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for a maximum federal tax rate of 15% or 20% (depending on whether the individual’s income exceeds certain threshold amounts) on long-term capital gains. A shareholder should also be aware that the benefits of the favorable tax rate on long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.
Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary dividends from REITs and certain taxable income from publicly traded partnerships. Treasury regulations allow a RIC to pass through to its shareholders such taxable ordinary dividends from REITs. Accordingly, individual (and certain other non-corporate) shareholders of a RIC that have received taxable ordinary REIT dividends may be able to take advantage of the 20% deduction with respect to such amounts passed through. Currently, there is not a regulatory mechanism for RICs to pass-through the special character of taxable income from publicly traded partnerships to shareholders.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in the Fund’s shares and any such amount in excess of that basis will be treated as gain from the sale or exchange of such Fund’s shares, as discussed below.
Certain dividends declared by a Fund as of a record date in October, November or December and paid by a Fund in January of the following calendar year will be taxable to shareholders as if received on December 31 of the calendar year in which such dividends were declared. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually received.
Dividends and/or capital gain distributions, if any, may be taken in cash or automatically reinvested in additional shares (at the net asset value per share). All distributions are taxable as described above whether a shareholder takes them in cash or reinvests them in additional shares of a Fund. Shareholders who purchase shares prior to a taxable distribution will nevertheless be required to treat the distribution as ordinary income or long-term capital gain as described above, even though economically it may represent a return of a portion of their investment. Distributions are taxable to shareholders even if they are paid from income or gain earned by a Fund before their investment (and thus were included in the price they paid for their Fund shares). Information regarding the tax status of each year’s distributions will be provided to shareholders annually.
Special Tax Issues Affecting Tax-Exempt Bond Fund’s Shareholders.  The Tax Code permits tax-exempt interest received by a Fund to flow through as tax-exempt “exempt-interest dividends” to the Fund’s shareholders, provided that the Fund qualifies as a regulated investment company and at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Tax Code. That part of a Fund’s net investment income which is attributable to interest from tax-exempt obligations and which is distributed to shareholders will be reported by Tax-Exempt Bond Fund as an “exempt-interest dividend” under the Tax Code.
Tax-Exempt Bond Fund intends to take all actions required under the Tax Code to ensure that the Fund may pay “exempt-interest dividends.” Distributions of net interest income from tax-exempt obligations that are reported by the Fund as exempt-interest dividends are excludable from the federal gross income of the Fund’s shareholders. The Fund’s present policy is to report exempt-interest dividends annually. The Fund will calculate exempt-interest dividends based on the average annual method and the percentage of income reported as tax-exempt for any particular distribution may be substantially different from the percentage of income that was tax-exempt during the period covered by the distribution. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their U.S. federal income tax return. Distributions paid from taxable interest income from any net realized short-term capital gains and certain other taxable sources (e.g., possibly including certain swap payments, income from repurchase agreements, certain income from options or futures contracts or certain stripped tax-exempt obligations or their coupons, income from disposition of rights to when-issued securities prior to issuance, realized market discount, or certain other income) will be taxable to shareholders as ordinary income, whether received in cash or in additional Fund shares.
Under the Tax Code and applicable regulations, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax-Exempt Bond Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends (both taxable and tax-exempt) other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax-Exempt Bond Fund even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of such Fund.
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For U.S. federal income tax purposes, an alternative minimum tax (“AMT”) is imposed on non-corporate taxpayers to the extent that such tax exceeds a taxpayer’s regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on private activity bonds are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all non-corporate taxpayers. The Tax-Exempt Bond Fund may invest up to 20% of its assets in private activity bonds.
Because liability for the AMT depends upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in Tax-Exempt Bond Fund will be subject to the tax will depend upon each non-corporate shareholder’s individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in Tax-Exempt Bond Fund. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.
Shares of Tax-Exempt Bond Fund may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial development revenue or private activity bonds, or persons related to “substantial users.” Consult your tax adviser if you think this may apply to you.
In addition, shareholders who are or may become recipients of Social Security or certain railroad retirement benefits should be aware that exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of such benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.
Proposals may be introduced before Congress in the future, the purpose of which will be to restrict or eliminate the U.S. federal income tax exemption for tax-exempt securities. Tax-Exempt Bond Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in tax-exempt securities, which, in the opinion of the investment manager, pose a material risk of the loss of tax exemption. Further, if a tax-exempt security in the Fund’s portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.
Dividends-Received Deduction.  Dividends received by Core Equity Fund or Select Equity Fund, if any, from U.S. domestic corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend and distributed and properly reported by the Fund (except for capital gain dividends received from a regulated investment company) may be eligible for the dividends received deduction generally available to corporations under the Tax Code. Any corporate shareholder should consult its tax advisor regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In satisfying the minimum holding period requirement stated above (i.e., 46 or 91 days), corporate shareholders will need to take into account any holding period reductions from certain hedging or other transactions or positions that diminish risk of loss with respect to their Fund shares, in order to qualify for the dividends received deduction. Additionally, if corporate shareholders are considered to have entered into a borrowing transaction to acquire Fund shares or otherwise incur debt attributable to Fund shares, they may be denied a portion of the dividends-received deduction. The portion of such dividends eligible for such treatment may, however, be reduced as a result of a Fund’s securities lending activities or by a high portfolio turnover rate.
Redemptions.  Redemptions and exchanges of Fund shares generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.
The Funds (or their administrative agents) are required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO (“first-in, first-out”) or some other specific identification method. Unless you instruct otherwise, the Funds will use average cost as their default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.
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If a shareholder holds Fund shares for six months or less and sells, exchanges or redeems such shares at a loss, the loss will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under “wash sale” rules in the event of other investments in a Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the U.S. federal tax basis of the shares acquired in the other investments.
Backup Withholding and Other Rules.  Dividends, capital gain distributions and the proceeds of redemptions, exchanges or repurchases of shares of a Fund paid to a shareholder will be subject to 24% backup withholding of U.S. federal income tax if such shareholder does not provide the Fund with his or her correct taxpayer identification number and certain certifications required by the Internal Revenue Service (“IRS”) or if the Fund is notified by the IRS or a broker that the shareholder is subject to such withholding. Please refer to the purchase order and account application for additional information.
Special tax rules apply to IRA or other retirement plans or accounts and to other special classes of investors, such as tax-exempt organizations, financial institutions and insurance companies. You should consult with your own tax adviser regarding the application of any such rules in your particular circumstances.
Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Applicability to Shareholders
U.S. Shareholders.  The description above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons (i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts, or estates) and who are subject to federal income tax and hold their shares as capital assets. In addition to federal taxes, a shareholder may be subject to foreign, state and local taxes on distributions from or on the value of shares of a Fund, depending on the laws of the shareholder’s place of residence. The exemption of exempt-interest dividends for federal income tax purposes does not necessarily result in exemption under the tax laws of any state or local taxing authority, which vary with respect to the taxation of such income. Each shareholder is advised to consult his own tax adviser regarding the exemption, if any, of exempt-interest dividends under the state, local tax and foreign laws applicable to the shareholder.
Non-U.S. Shareholders.  Shareholders who are not U.S. persons, as defined above, are subject to different tax rules, including a possible U.S. withholding tax at rates up to 30% on certain dividends treated as ordinary income (other than certain dividends derived from short-term capital gains and qualified interest income from U.S. sources of the Fund, and only if the Fund chooses to make a specific report relating to such dividends) and possible backup withholding at the rate of 24% unless an effective IRS Form W-8BEN, IRS Form W-8BEN-E or other authorized withholding certificate is on file. Non-U.S. shareholders may be subject to U.S. federal estate tax on the value of their shares. None of the Funds expect to be a “U.S. real property holding corporation” as defined in section 897(c)(2) of the Code or to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If a Fund were a U.S. real property holding corporation, non-U.S. shareholders may be subject to adverse tax consequences with respect to their investment.
The Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required. Shareholders should consult their tax advisers for information on the application of these rules to their particular situations.
More Information About the Funds
General.  Organized as a Massachusetts business trust, the Trust’s operations are governed by its Declaration of Trust, dated January 12, 1987, as amended and restated March 1, 1998 and as further amended on April 27, 2012 and September 18, 2020 (the “Declaration of Trust”), a copy of which is on file with the office of the Secretary of the Commonwealth of Massachusetts. Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider the election of trustees or the appointment of independent accountants for the Trust on an annual basis. The Board of Trustees,
66

however, will call a special meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of trustees holding office at the time were elected by shareholders. The Board of Trustees may remove a trustee by the affirmative vote of at least a majority of the remaining trustees. Under certain circumstances, shareholders may communicate with other shareholders in connection with requesting a special meeting of shareholders.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of such trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its trustees. Moreover, the Declaration of Trust provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the Trust itself would be unable to meet its obligations. In light of the nature of the Trust’s business and the nature and amount of its assets, the possibility of the Trust’s liabilities exceeding its assets, and therefore a shareholder’s risk of personal liability, is extremely remote.
The Declaration of Trust further provides that the Trust shall indemnify each of its trustees for any neglect or wrongdoing of any advisory board member, officer, agent, employee, consultant, investment manager or other adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee. The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.
Voting.  Under the Declaration of Trust, the Board of Trustees is authorized to issue an unlimited number of shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series. Shares of the Trust are freely transferable, are entitled to dividends as declared by the Board of Trustees and, in liquidation, are entitled to receive the net assets of their series, but not of any other series. Shareholders are entitled to cast one vote per share (with proportional voting for fractional shares) on any matter requiring a shareholder vote.
Shareholders of each series vote separately as a class on any matter submitted to shareholders except when otherwise required by the 1940 Act, in which case the shareholders of all series affected by the matter in question will vote together as one class. If the Board of Trustees determines that a matter does not affect the interests of a series, then the shareholders of that series will not be entitled to vote on that matter.
As of April 1, 2022, no person owned five percent or more of the voting securities of Clearwater Core Equity Fund, Clearwater Select Equity Fund, Clearwater Tax-Exempt Bond Fund or Clearwater International Fund.
An owner of 25% or more of the outstanding voting securities of a Fund is deemed under the 1940 Act to have a “controlling” interest in the Fund. If the Fund held an annual meeting of shareholders, the effect of other shareholders’ voting rights could be diminished by the influence of the controlling shareholder’s substantial voting power.
Financial Statements
The financial statements included in the Trust’s annual report for the fiscal year ended December 31, 2021 (as filed with the Commission on March 4, 2022 and accompanying this SAI) are incorporated herein by reference.
Proxy Voting
The investment manager is a fiduciary that owes each of its clients duties of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. When the investment manager has been delegated proxy-voting authority for a client, the duty of care requires it to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, the investment manager must place its client’s interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of its clients. The Proxy Voting Policies and Procedures are designed to complement the investment process provided to each client. The investment manager believes that the subadviser of each of the Clearwater Funds is in the best position to monitor corporate events and vote proxies in the best interests of each Fund’s shareholders. Therefore, the investment manager has delegated proxy voting authority of each Clearwater Fund to its respective subadviser and the Funds have adopted the proxy voting policies and procedures of their respective subadviser(s). More information about each subadviser’s proxy voting policies and procedures is included in Appendix B. The Clearwater Funds report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request Form N-PX free of charge by calling Fiduciary Counselling, Inc. at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust. Form N-PX is also available from the EDGAR database on the Commission’s Internet site at http://www.sec.gov.
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Appendix A - Description of Ratings
Long-Term Issue Credit Ratings
Standard & Poor’s Ratings Services (“S&P”) (Maturity ˃ 1 Yr.)
Rating	Definition
AAA	The highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA	Differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A
Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB
Less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
More vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
Currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global
Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C	Currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D
In default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’
if it is subject to a distressed exchange offer.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Moody’s Investors Service, Inc. (“Moody’s) (Maturity ˃ 1 Yr.)
Rating	Definition
Aaa	Judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Judged to be of high quality and are subject to very low credit risk.
A	Judged to be upper-medium grade and are subject to low credit risk.
Baa	Judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Judged to be speculative and are subject to substantial credit risk.
B	Considered speculative and are subject to high credit risk.
Caa	Judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	The lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Fitch Ratings (“Fitch”) (Maturity ˃ 1 Yr.)
Rating	Definition
AAA
Highest credit quality. The lowest expectation of default risk. Assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. Very low expectation of default risk. Indicates very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. Expectations of low default risk. The capacity for payment of financial commitments is considered strong.
This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good credit quality. Expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative. Elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B
Highly speculative. Material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	Substantial credit risk. Default is a real possibility.
CC	Very high levels of credit risk. Default of some kind appears probable.
C	Near default. A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired.
RD
Restricted default. Indicates an issuer that in Fitch’s opinion has experienced an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and has not otherwise ceased operating.

D
Default. Indicates an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ category, or to categories below ‘B’.
SHORT-TERM CREDIT RATINGS
S&P (Maturity ˂ 1 Yr)
Rating	Definition
A-1
The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2
The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3
Exhibits adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments.

B
Regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

Rating	Definition
C	Currently vulnerable to nonpayment that would result in an ‘SD’ or ‘D’ issuer rating and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.
SD and D
An obligor is rated ‘SD’ (selective default) or ‘D’ if S&P Global Ratings considers there to be a default on one or more of its financial obligations, whether long- or short-term, including rated and unrated obligations but excluding hybrid instruments classified as regulatory capital or in nonpayment according to terms. A ‘D’ rating is assigned when S&P Global Ratings believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P Global Ratings believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. A rating on an obligor is lowered to ‘D’ or ‘SD’ if it is conducting a distressed exchange offer.

Moody’s (Maturity ˂ 13 months)
Rating	Definition
P-1	Superior ability to repay short-term debt obligations.
P-2	Strong ability to repay short-term debt obligations.
P-3	Acceptable ability to repay short-term obligations.
NP	Do not fall within any of the Prime rating categories.
Fitch (Maturity ˂ 13 months)
Rating	Definition
F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.

F3	Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B	Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C	Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD	Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D	Indicates a broad-based default event for an entity, or the default of a short-term obligation.
MUNICIPAL OBLIGATIONS RATINGS
S&P (Maturity ˂ 3 Yrs)
Municipal Notes
Rating*	Definition
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Rating*	Definition
SP-3	Speculative capacity to pay principal and interest.
D
‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).
Moody’s Investors Service, Inc. (Maturity ˂ 13 months)
Investment Grade Short-Term Municipal Obligations
Rating	Definition
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Variable Municipal Investment Grade
Rating	Definition
VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Sources:
Moody’s: Rating Symbols and Definitions – January 2020, available on Moody’s website.
S&P: Standard & Poor’s Global Ratings Definitions – September 18, 2019, available on S&P’s website.
Fitch: Rating Definitions – April 2020, available on Fitch’s website.

Appendix B - Proxy Voting Policies and Procedures
Clearwater Core Equity Fund, CLEARWATER SELECT EQUITY FUND and
Clearwater International Fund
Parametric Portfolio Associates LLC
Proxy Voting Policies and Procedures
Last Updated	January 25, 2022
Last Reviewed	January 25, 2022
Applicable Regulatory Requirement	Rule 206(4)-6 under the Investment Advisers Act
Related Policies	Conflicts of Interest
Business Group Owners	Proxy Voting Committee
Policy
Parametric Portfolio Associates LLC (“Parametric”) has adopted and implemented these policies and procedures which it believes are reasonably designed to ensure that proxies are voted in the best interests of clients, in accordance with its fiduciary obligations and applicable regulatory requirements. When it has been delegated the responsibility to vote proxies on behalf of a client, Parametric will generally vote them in accordance with its Proxy Voting Guidelines, attached hereto as Exhibit A. The Proxy Voting Guidelines are set and annually reviewed by the firm’s Proxy Voting Committee (the “Committee”). Parametric will consider potential conflicts of interest when voting proxies and disclose material conflicts to clients. Parametric will promptly provide these policies and procedures, as well as proxy voting records, to its clients upon request. As required, Parametric will retain appropriate proxy voting books and records. In the event that Parametric engages a third party proxy adviser to administer and vote proxies, it will evaluate its conflicts of interest procedures and confirm its abilities to vote proxies in the client’s best interest.
Regulatory Requirements
Rule 206(4)-6 under the Investment Advisers Act requires that an investment adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of the client. The rule specifically requires that the policies and procedures describe how the adviser addresses material conflicts of interest with respect to proxy voting. The rule also requires an adviser to disclose to its clients information about those policies and procedures, and how the client may obtain information on how the adviser has voted the client’s proxies. In addition, Rule 204-2 under the Act requires an adviser to retain certain records related to proxy voting.
Responsibility
The Associate Investment Strategist (the “Coordinator”) is responsible for the day-to-day administration of the firm’s proxy voting practices. One or more Investment Strategy personnel are responsible for ensuring proxy ballots are received and voted in accordance with the firm’s Proxy Voting Guidelines (the “Guidelines”). The Director of Responsible Investing (the “Director”) is responsible for providing guidance with regard to the Proxy Voting Guidelines. The Committee is responsible for monitoring Parametric’s proxy voting practices and evaluating proxy advisers engaged to vote proxies on behalf of clients. The Committee is responsible for setting and annually reviewing the firm’s Proxy Voting Policies and Procedures and Proxy Voting Guidelines. The Compliance Department is responsible for annually reviewing these policies and procedures to verify that they are adequate, appropriate and effective.
Procedures
Parametric has adopted and implemented procedures to ensure the firm’s proxy voting policies are observed, executed properly and amended or updated, as appropriate. The procedures are summarized as follows:
New Accounts
•
Parametric is generally delegated the responsibility to vote proxies on behalf of clients. (This responsibility is typically established in the investment advisory agreement between the client and Parametric. If not set forth in the advisory agreement, Parametric will assume the responsibility to vote proxies on the client’s behalf unless it has received written instruction from the client not to.
•
When a new client account is established, Parametric will instruct the client’s custodian to forward all proxy materials to Institutional Shareholder Services (ISS).

•
On a weekly basis, the Coordinator performs a reconciliation of all new accounts to ensure that ISS is receiving the proxy ballots for all client accounts over which Parametric has voting authority. The Coordinator will work with a designated person in CRG with any discrepancies to Parametric’s proxy voting responsibilities are carried out.
Proxy Voting Administration
•
Parametric’s proxy voting is oversighted on a daily basis by the Coordinator, who is a member of Parametric’s Investment Strategy. The Coordinator is responsible for ensuring proxies are voted in accordance with Parametric’s Proxy Voting Guidelines.
•
The Director will review research and guidance issued by third party proxy voting analysts regarding proxy voting issues relevant to Parametric’s clients and monitor upcoming shareholder meetings and votes. The Director will provide guidance to the Coordinator with regard to the Proxy Voting Guidelines and how they apply to proxy ballots. The Director will ensure that rationale for votes cast is properly documented and reviewed by other Committee members, as warranted.
•
Parametric utilizes the ISS ProxyExchange platform to manage, track, reconcile and report proxy voting. Parametric relies on this application to ensure that all proxies are received and voted in timely manner.
•
In the unlikely event that a ballot proposal is not addressed by the Guidelines, the Coordinator will consult with the Director to confirm that the Proxy Voting Guidelines do not address the proxy issue. If confirmed, the Director may escalate the issue to the Committee for their consideration. The Committee can review research and guidance issued by third party proxy adviser when making a vote determination. A vote determination must be approved in writing by not less than two Committee members. The rationale for making the determination will be documented.
•
The Coordinator may abstain from voting a proxy on behalf of a client account if the economic effect on shareholders’ interests or the value of the holding is indeterminable or insignificant (e.g., the security is no longer held in the client portfolio) or if the cost of voting the proxy outweighs the potential benefit (e.g., international proxies which share blocking practices may impose trading restrictions).
•
In the rare occasions that accounts that do not hold public equities receive ballots, the Operations Team is responsible for monitoring those ballots. The Operations Team may work with the Coordinator or the Portfolio Management team to vote the ballots in the best interest of their holders.
•
The Coordinator also conducts periodic reviews for all active accounts of proxies that are not voted or that are voted inconsistent with firm policy to ensure that appropriate action was taken and documented. As needed the Coordinator will work with a designated person in CRG that handles proxy voting to reconcile any discrepancies in client accounts.
Proxy Voting Committee
•
Parametric has established a Committee which shall meet on a quarterly basis to oversee and monitor the firm’s proxy voting practices.
•
On an annual basis, the Committee will approve the firm’s Proxy Voting Policies and Procedures and Proxy Voting Guidelines to ensure they are current, appropriate and designed to serve the best interests of clients and fund shareholders.
Proxy Adviser Due Diligence
•
In the event that Parametric deems it to be in a client’s best interest to engage a third party proxy adviser, Parametric will exercise due diligence to ensure that it can provide objective research and recommendations. This evaluation will consider the proxy adviser’s business and conflict of interest procedures, and confirm that the procedures address the firm’s conflicts.
•
On an annual basis, Parametric will monitor the performance of the proxy adviser and assess if changes have impacted their conflict of interest procedures. Initial and ongoing due diligence evaluations shall be documented in writing.

Conflicts of interest
•
The Compliance Department will identify and actively monitor potential conflicts of interest which may compromise the firm’s ability to vote a proxy ballot in the best interest of clients. Eaton Vance/Morgan Stanley Compliance will maintain a List of Potentially Conflicted Companies and provide it to Investment Strategy whenever it is updated. The list shall identify potential conflicts resulting from business relationships with clients, potential clients, service providers, and the firm’s affiliates.
•
All proxies are voted by Parametric in accordance with the firm’s Proxy Voting Guidelines. If a proxy ballot is received from an issuer on the List of Conflicted Companies and a proposal is not addressed by the Guidelines, the Coordinator will forward the issue to the Director to confirm that the Guidelines do not address the proposal. If confirmed, the Director will escalate the proposal to the Committee.
•
If the Committee determines a material conflict exists and a proposal is not addressed by the Guidelines, it will make a good faith determination as how to vote the proxy (which may include voting abstain on the proposal not covered by the Proxy Voting Guidelines). The Committee will provide appropriate instructions to the Coordinator.
Proxy Voting Disclosure Responsibilities
•
As a sub-adviser to various mutual funds registered under the Investment Company Act of 1940, Parametric will, upon each fund’s request, compile and transmit in a timely manner all data required to be filed on Form N-PX to the appropriate fund’s administrator or third party service provider designated by the fund’s administrator.
•
Parametric will promptly report any material changes to these policies and procedures to its mutual fund clients to ensure that the revised policies and procedures may be properly reviewed by the funds’ Boards of Trustees and included in the funds’ annual registration statements.
Solicitations and Information Requests
•
Parametric’s proxy voting policies and procedures are summarized and described to clients in Item 17 of the firm’s Form ADV Brochure (Form ADV Part 2A). Parametric will promptly provide a copy of these proxy voting policies and procedures, which may be updated from time to time, to a client upon their request.
•
Parametric’s Form ADV Brochure discloses to clients how they may obtain information from Parametric about how it voted proxies on their behalf. Parametric will provide proxy voting information free of charge upon written request.
•
Parametric generally will not reveal or disclose to any third-party how it may have voted or intends to vote a proxy until its vote has been counted at the respective shareholder’s meeting. In accordance to regulatory requirements, Parametric will publicly disclose its general voting guidelines. No employee of Parametric may accept any benefit in the solicitation of proxies.
Compliance Review
•
On an annual basis, the Compliance Department will review the firm’s proxy voting policies and procedures, as required per Rule 206(4)-7, to confirm that they are adequate, effective, and designed to ensure that proxies are voted in clients’ best interests.
Recordkeeping
•
Parametric will maintain, in an easily accessible place for a period of seven years, all requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any documents that were material to making a decision how to vote proxies, and (5) client requests for proxy voting records and Parametric’s written response to any client request.

EXHIBIT A
PARAMETRIC PORTFOLIO ASSOCIATES LLC
PROXY VOTING GUIDELINES
Dated: January 25, 2022
Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these benefits. Given this, Parametric expects the companies in which we invest to adhere to effective governance practices and consider their impact on the environment and the communities in which they operate. Our Proxy Voting Guidelines (the Guidelines) are designed to safeguard investor capital over the long run by supporting qualified, independent boards that show accountability and responsiveness to shareholders and shareholder proposals that are prudent and relevant. In this effort, we consider the work of recognized corporate governance experts and outside research providers, as well as collaborative investor groups.
The Guidelines are reviewed annually and updated as needed. Below we summarize our guiding principles and key considerations for certain types of proposals. In addition to the guiding principles set forth below, Parametric will review research and guidance issued by third party proxy voting service providers in making voting determinations. Proposals that are not addressed by the Guidelines will be reviewed by the Proxy Committee and voted in the manner that best meets our guiding principles.
Board of Directors
Investors rely on the board of directors to oversee management and address reasonable shareholder concerns. Therefore, the independence, competence, and responsiveness of directors is paramount and assessing nominees is a major area of focus in our voting. We expect the board be free of conflicts of interest that would impair their ability to fairly represent the interests of shareholders and to have appropriate expertise. We believe that competent board members can be found throughout the wider population and a high degree of homogeneity on a board may signal the need for systematic improvement in the nomination process. Responsiveness includes a willingness to consider labor, human rights, and environmental issues pertinent to the business, in addition to more routine corporate governance issues. Parametric will vote for nominees who demonstrate these qualities and against individual directors, or the entire board, in their absence. We will generally support shareholder proposals for independent chairman/CEO roles and proxy access, with reasonable requirements.
Conditions that could trigger an against or withhold vote for individual directors or the entire board include:
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Majority non-independent board, or lack of independence on key committees
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Lack of gender diversity on the board (generally less than 30%)
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Lack of any racial or ethnic diversity on the board
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Lack of workforce diversity disclosure
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Insufficient attendance at meetings (generally less than 75%), or excessive number of outside boards
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Failure to act on shareholder proposals that have received majority support
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Poor governance practices such as actions to classify the board, or adopt a poison pill or amend bylaws or charter without shareholder approval
We believe that chairman of the board and CEO are different jobs that are best fulfilled by separate individuals, particularly for larger, more complex companies. We expect companies with combined roles to provide a clear rationale for the benefits and to put governance structures in place to protect against compromised oversight, such as a lead or presiding director.
In the case of contested elections, nominees will be subjected to similar analysis and expectations. In particular, dissident directors should present a more compelling strategy for improving company returns than the incumbent board.

Auditors
Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. Non-audit fees are expected to generally be no more than a quarter of all fees paid. Parametric will generally vote for ratification of auditors that meet this criteria and vote case-by-case on shareholder proposals for mandatory rotation.
Executive Compensation
Executive compensation is an especially complex issue. Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation can create perverse incentives and contribute to the erosion of public trust. Achieving an ideal compensation package is complicated by questions around how to measure performance and the extent to which management should be penalized or rewarded by factors outside of their control. In light of this, our primary concern is to be attuned to packages that are outside of generally accepted practices, in either magnitude or structure, and may incentivize perverse behavior or result in paying for failure. We believe that total shareholder return as well as other financial metrics can be an appropriate basis for measurement. We generally support compensation that is well-disclosed, reasonably in line with peers and total shareholder returns, and reflects longer-term strategic company goals. We support annual frequency for say on pay votes. In the case of equity based pay, we may oppose plans with the potential dilution of greater than 15%. In the case of severance agreements, we prefer arrangements that are triggered by both a change in control and termination, and are limited to no more than three times recent annual compensation.
Mergers & Acquisitions
Business combinations can be valuable strategic tool but many fail to live up to expectations. Each must be evaluated on a case by case basis. In addition to considering valuation, strategic rationale, any conflicts of interest and potential changes to the governance profile, we may also consider the impact on community stakeholders. We will generally support combinations that appear to have a high chance of improving shareholder value over the long-run.
Capital Structure
Obtaining additional capital may be necessary to finance vital projects and take advantage of opportunities for growth but this potential value must be weighed against any potentially negative impact on existing shareholders. Considerations for authorization of certain types of capital are as follows:
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Common Stock – Voted case-by-case. The rationale for the increase and opportunity cost of not approving the request must overcome the dilutive impact. Prior use of authorized shares will also be considered. Requests for increases more than 100% of the existing authorization will generally be opposed, in the absence of a clear need. In the case of dual-class structure, increases in the class of stock with superior voting rights will be opposed.
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Preferred Stock – Requests for preferred stock with clearly specified and reasonable terms will be supported. Requests for stock with unspecified terms (blank check) will be opposed.
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Debt Restructuring – supported if bankruptcy is expected without restructuring, considered on a case by case otherwise.
Shareholder Rights
Without certain shareholder rights, investors’ votes can become useless. Broadly, we support proposals that enhance voting rights and vote against those that seek to undermine them. Furthermore, we will vote against/withhold for directors that take actions to abridge shareholder rights. We believe that in most cases each common share should have one vote, and that a simple majority of voting shares should be all that is required to effect change.
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Majority Voting Standard – In almost all cases, we prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. In the case that there are more nominees than board seats, we support a plurality vote requirement.
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Supermajority Requirements – We are generally opposed to supermajority vote requirements. However, in select cases we might actually support maintaining existing supermajority requirements as a means to protect minority shareholders if new owners seek to change charter or bylaws after a dilutive stock or warrant issuance.

•
Cumulative Voting – Although we do not generally prefer cumulative voting, it may be warranted in certain cases as a safeguard for shareholders and will therefore be evaluated on a case by case basis.
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Confidential Voting – We support confidential voting systems in which management and shareholders receive only vote totals and individual proxies and ballots are made available only to vote tabulators and inspectors.
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Right to call meetings and act by written consent – We support proposals that enhance shareholders’ ability to act independently of management, with reasonable requirements, and oppose any that preclude it.
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Unequal Voting Rights – Dual-class capitalization structure with unequal voting rights is at odds with the principle that voting rights be commensurate with economic interest. We expect companies with unequal voting rights structures to have a clear rationale for the benefits and an overall governing structure that avoids potential issues related to management or board entrenchment.
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Bundled Proposals – Individual proposals should never be bundled, however, in the case that they are, we will support the bundle if the combined effect is expected to be beneficial to shareholders and against if not.
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Poison Pills – Although poison pills can be used legitimately, we are more concerned about their potential to be used as a management entrenchment device. We expect the board to provide clear rationale for the pill and submit it to a shareholder vote. We generally prefer shorter terms for pills and unequivocally oppose any features that limit the ability of future boards to eliminate it. We will support reasonably designed pills to protect net operating loss tax assets.
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Access to the Proxy – We support providing shareholders the right to nominate director candidates on management’s proxy card, with certain requirements to help prevent abuse of this right.
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Greenmail – Targeted share repurchases of stock from investors seeking control of the company is an inappropriate use of resources and discriminates against other shareholders. We support anti-greenmail provisions in a charter or bylaws. However, we vote against anti-greenmail proposals that have been bundled with proposals that we do not support.
Environmental and Social Shareholder Resolutions:
Shareholder resolutions are an important communication mechanism between the board and shareholders. In addition to supporting any of the shareholder resolutions on general governance mentioned previously, we also support resolutions that encourage the board to improve relevant policies and disclosures as well as take action on certain matters. Our guiding principles are that businesses must adhere to internationally recognized labor and human rights standards; be transparent around corporate practices involving weapons, repressive governments, public health and product safety; maintain accountability for lobbying and political contributions; and set and report on environmental performance goals related to the firm’s long-term strategy. We will not support resolutions on matters best left to the board’s discretion or addressed via legislation or regulation, or that would be unduly burdensome.

Clearwater International Fund
ARTISAN PARTNERS
PROXY VOTING POLICY
Introduction
As a fiduciary, Artisan Partners Limited Partnership exercises its responsibility, if any, to vote its clients’ securities in a manner that, in the judgment of Artisan Partners, is in the clients’ economic best interests as shareholders. In accordance with that fiduciary obligation and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, Artisan Partners has established the following proxy voting policy.
Responsibility for Voting
Artisan Partners Limited Partnership shall vote proxies solicited by or with respect to the issuers of securities in which assets of a client portfolio are invested, unless: (i) the client is subject to the Employees Retirement Income Securities Act (ERISA) and the advisory agreement between Artisan Partners and the client expressly precludes the voting of proxies by Artisan Partners; (ii) the client is not subject to ERISA and the client otherwise instructs Artisan Partners; or (iii) Artisan Partners has responsibility for proxy voting and, in Artisan Partners’ judgment, the cost or disadvantages of voting the proxy would exceed the anticipated benefit to the client.
Primary Consideration in Voting
When Artisan Partners votes a client’s proxy with respect to a specific issuer, a client’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how proxies should be voted. Except as otherwise specifically instructed by a client, Artisan Partners generally doesn’t take into account interests of other stakeholders of the issuer or interests the client may have in other capacities.
Engagement of Service Provider
Artisan Partners has engaged ISS (Institutional Shareholder Services) (ISS) to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. In no circumstances shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. If at any time Artisan Partners has engaged one or more other entities to perform the proxy administration and research services described above, all references to ISS in this policy shall be deemed to be references to those other entities. In addition to ISS, Artisan Partners has engaged additional service providers, Glass, Lewis & Co. (GL) and ZD Proxy Shareholder Services Ltd. (ZD), to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited.
Voting Guidelines
•
Client Policy—If Artisan Partners has agreed to vote in accordance a client’s proxy voting policy, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in that client’s account in accordance with that policy.
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No Client Policy—If Artisan Partners has not agreed to vote in accordance with a client’s proxy voting policy, Artisan Partners shall vote proxies solicited by or with respect to the issuers of securities held in the client’s account in the manner that, in the judgment of Artisan Partners, is in the economic best interests of the client as a shareholder in accordance with the standards described in this Policy. When making proxy voting decisions, Artisan Partners generally adheres to the proxy voting guidelines set forth in Appendix A hereto (the Guidelines). The Guidelines set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. The Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS. Artisan Partners believes the Guidelines, if followed, generally will result in the casting of votes in the economic best interests of clients as shareholders. The Guidelines will be reviewed from time to time by the Proxy Voting Committee, which Committee is further described below.
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Limitations on Exercising Right to Vote—In the following circumstances Artisan Partners will not vote a client’s proxy:
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No Responsibility—In certain circumstances, a client may direct Artisan Partners not to vote on its behalf. If such a client is an ERISA plan, the advisory agreement must expressly preclude Artisan Partners from voting. In addition, Artisan Partners will not generally vote a client’s proxy after a client has terminated its advisory relationship with Artisan Partners.

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Limited Value—Artisan Partners may abstain from voting the client’s proxy in those circumstances where it has concluded to do so would have no identifiable economic benefit to the client-shareholder, such as when the security is no longer held in the client’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.
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Unjustifiable Costs or Disadvantages—Artisan Partners may also abstain from voting the client’s proxy when the costs of or disadvantages resulting from voting, in Artisan Partners’ judgment, outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. In addition, in some non-U.S. jurisdictions issuers may require documentation that is difficult to obtain or produce as a condition of voting. Therefore, in some cases, those shares will not be voted.
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Securities Lending—Certain of Artisan Partners’ clients engage in securities lending programs under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. Therefore, in most cases, those shares will not be voted. Artisan Partners may seek to recall securities on loan to vote a proxy when Artisan Partners determines that the value of voting outweighs the cost of recalling shares.
Proxy Voting Committee
Artisan Partners’ Proxy Voting Committee is responsible for:
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Overseeing the proxy voting process
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Reviewing this Proxy Voting Policy at least annually and developing the Guidelines
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Granting authority to Proxy Administrators (as defined below) to perform administrative services relating to proxy voting
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With respect to Identified Issuers and Discretionary Votes (as described in the Guidelines) where there is an actual or potential conflict of interest, making determinations as to the votes to be cast
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Reviewing any voting discrepancies or operational issues identified through the Proxy Administrator’s reconciliation process
The Proxy Voting Committee is comprised of the persons appointed by Artisan Partners from time to time, as such may be amended from time to time. Action by any two members of the Proxy Voting Committee shall constitute the action of the Committee. To minimize the possibility that members of the Proxy Voting Committee could have certain potential conflicts of interest, none of the members of the Proxy Voting Committee shall be responsible for servicing existing clients or soliciting new clients.
Administration
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Designation of Proxy Administrators — Members of the trading operations department of Artisan Partners, or such other persons as may be designated by the Proxy Voting Committee, shall serve as Proxy Administrators.
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Receipt and Recording of Proxy Information — The legal and compliance department is responsible for establishing in the records for each client whether the client has:
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vested Artisan Partners with proxy voting authority or has reserved or delegated that responsibility to another designated person; and
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adopted a proxy voting policy that Artisan Partners is required to follow.
Such information shall be provided to a Proxy Administrator each time Artisan Partners enters into an advisory agreement with a new client. The legal and compliance department also shall be responsible for notifying a Proxy Administrator any time a client amends its voting instructions or voting policy.
•
Notification of Custodian and ISS—For each client account for which Artisan Partners has discretion to vote shareholder proxies, a member of the trading operations department or a Proxy Administrator shall notify the client’s custodian that all proxy materials and ballots shall be forwarded to ISS and shall notify ISS of those instructions.
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ISS Reports on Pending Proxy Solicitations—ISS publishes a periodic electronic report that identifies pending meetings and due dates for ballots. A Proxy Administrator shall review ISS’ reports as necessary, but no less frequently than weekly.
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Potential Conflicts of Interest—In certain circumstances, Artisan Partners may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on behalf of clients. Artisan Partners will be deemed to have a potential conflict of interest when voting proxies if: (i) Artisan Partners manages assets for that issuer or an affiliate of the issuer and also recommends that its other clients invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is an employee of Artisan Partners or a director of Artisan Partners Asset Management Inc., its subsidiaries or a fund sponsored by Artisan Partners; (iii) Artisan Partners is actively soliciting that issuer or an affiliate of the issuer as a client and the Proxy Administrator, member of the relevant investment team, or member of the Proxy Voting Committee who recommends, reviews or authorizes a vote has actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with the Proxy Administrator, the member of the relevant investment team, or a member of the Proxy Voting Committee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners, or an employee of Artisan Partners, exists that may be affected by the outcome of the proxy vote and that the Proxy Voting Committee deems to be an actual or potential conflict for the purposes of this Proxy Voting Policy.
Each person who serves as a Proxy Administrator, is a member of an investment team that recommends votes or serves on the Proxy Voting Committee shall, on at least an annual basis, provide to Artisan Partners a list of any portfolio companies with or in which he or she has a relationship or could otherwise be deemed to have a conflict. Each such person shall also certify to Artisan Partners at least annually that he or she agrees to update such list promptly upon becoming aware of any relationship, interest or conflict other than what he or she originally disclosed.
Artisan Partners will maintain a list of all such issuers with whom it has deemed that it has a potential conflict voting proxies (the Identified Issuers), and provide such list to each Proxy Administrator.
Artisan Partners believes that application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, in the event an actual or potential conflict of interest has been identified, the procedures described below will be followed.
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Voting Analysis—ISS, GL, or ZD deliver information relating to their research on particular votes and their vote recommendations electronically to the Proxy Administrators. A Proxy Administrator shall review the research and vote recommendations.
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For all votes relating to routine or corporate administrative items (as identified in the Guidelines):
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the Proxy Administrator shall confirm with ISS that the vote will be cast in accordance with the Guidelines.
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For all other votes (identified as discretionary issues in the Guidelines):
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the Proxy Administrator shall contact the investment team(s) whose portfolios hold the subject security or a member of the Proxy Voting Committee to ascertain or confirm the team’s recommendation with respect to the vote. If the vote pertains to an Identified Issuer, the Proxy Administrator will disclose the potential conflict and ask whether the potential conflict has influenced the voting recommendation.
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The Proxy Administrator will provide the voting recommendation to at least one member of the Proxy Voting Committee, who shall review the vote to evaluate whether the recommended vote appears to be the result of a conflict of interest. The member of the Proxy Voting Committee will consider the recommended vote, any analysis available from ISS, GL, or ZD and whether ISS, GL, or ZD have a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with this Proxy Voting Policy and any identified conflict of interest.
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In the absence of a conflict of interest, the Committee member will generally follow the recommendation. If a conflict of interest is identified or the vote pertains to an Identified Issuer, the Committee member will convene a meeting of the Committee, which will determine the course of action that it believes would best serve the interests of Artisan Partners’ clients as shareholders.
º
If the Committee concludes that a voting recommendation was influenced by a conflict of interest, the Committee may instruct the firm’s Proxy Administrator to vote proxies in accordance with the recommendations of ISS, GL, or ZD, provided that such service provider provides research and analysis with respect to the issuer in question and the Committee member has reason to believe the service provider is independent of the issuer. If none of the vendors meet these requirements, the Committee shall consider what course of action will best serve the interests of Artisan Partners’ clients, consistent with Artisan Partners’ obligations under applicable proxy voting rules.
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For votes of particular interest to an investment team:

º
from time to time, the investment team(s) whose portfolios hold the subject security or a member of the Proxy Voting Committee may determine that following the Guidelines would not be in the economic best interests of Artisan Partners’ clients as shareholders; in which case, the team(s) or a member of the Proxy Voting Committee shall notify a Proxy Administrator, who will then provide the members of the Proxy Voting Committee with a summary of the information relating to the relevant proxy proposal and the recommended vote together with ISS’s and/or GL’s and/or ZD’s analyses. The Proxy Voting Committee shall consider the recommended vote, any analysis available from ISS, GL, or ZD and whether the vendor has a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with this Proxy Voting Policy and any identified conflict of interest and shall determine the vote to be cast, in accordance with the standards set forth in this Policy. In the absence of a conflict of interest, the Committee will generally follow the recommendation.
In certain circumstances, ISS, GL, or ZD may provide a recommendation with respect to a discretionary item for which no analysis or very limited analysis is provided. In such circumstances, the Proxy Administrator may request additional information from ISS and/or independently attempt to obtain additional information regarding the issuer in question. Any such additional information obtained will be provided to the relevant investment team. Regardless of the extent to which additional information is obtained, the recommendations of the team or a member of the Proxy Voting Committee shall be followed in accordance with and subject to the guidelines set forth above.
Review of Votes Cast
On a monthly basis, Artisan Partners monitors strategy votes to ensure ballots are processed on a consistent basis. On a quarterly basis, Artisan Partners engages in a vote reconciliation process for a representative account in each investment strategy managed by Artisan Partners. Artisan Partners determines whether proxy ballots for each meeting held during the quarter were voted in accordance with Artisan Partners’ voting instructions and this Proxy Voting Policy. Any voting discrepancies or operational issues identified through this reconciliation are recorded and reviewed by the Proxy Voting Committee at its next meeting.
In some cases, particularly for clients participating in securities lending programs and clients in strategies with more active trading, a full reconciliation of votes cast and shares held is not possible. In addition, in some cases, ISS may not receive a ballot on behalf of a client from that client’s custodian due to error of the custodian or failure of the custodian to receive the information from the issuer. A full reconciliation of votes cast and shares held by those clients also is not possible. However, if a discrepancy is identified, Artisan Partners shall use reasonable efforts to determine the reasons for the discrepancy, and if such discrepancy is due to an administrative error of ISS, Artisan Partners shall work with ISS to minimize the risk of such errors in the future.
Records and Reports
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Reports—Artisan Partners shall make a summary of this Proxy Voting Policy available to clients on at least an annual basis. That summary may be contained in Artisan Partners’ Brochure. Artisan Partners shall also make the entire Proxy Voting Policy and Artisan Partners’ proxy voting records with respect to a client’s account available to that client or its representatives for review and discussion upon the client’s request or as may be required by applicable law. Artisan Partners generally will not disclose publicly its past votes, share amounts voted or held or how it intends to vote on behalf of a client account except as required by applicable law, but may disclose such information to a client who itself may decide or may be required to make public such information. Upon a request from a person other than a client for information on Artisan Partners’ proxy voting, Artisan Partners personnel will not disclose such information unless otherwise directed to do so by a client, in which case Artisan Partners personnel will direct the requesting party to the Proxy Administrator or a member of the Proxy Voting Committee who will handle the request.
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Records—Basis for Vote—Artisan Partners shall maintain a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision including:
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For votes relating to routine or corporate administrative matters, the basis for each vote cast is reflected in the Guidelines and no additional documentation is required.
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For all other votes, including votes relating to discretionary items or Identified Issuers, Artisan Partners shall maintain records relating to the independent review of the Proxy Voting Committee, including a copy of any request for consideration of a vote by the Proxy Voting Committee and any other correspondence relating to recommendations made by an investment team member or a member of the Proxy Voting Committee.

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Records—General—The following documents shall also be maintained by Artisan Partners or by ISS or another third party service provider, on behalf of Artisan Partners; provided that if such documents are maintained by ISS or a service provider of Artisan Partners, ISS or such third party shall undertake to provide Artisan Partners copies of such documents promptly upon Artisan Partners’ request:
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a copy of each proxy statement received, provided that no copy need be retained of a proxy statement found on the SEC’s EDGAR website;
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a record of each proxy vote cast, including the issuer, the number of shares voted, a description of the proposal, how the shares were voted and the date on which the proxy was returned;
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a copy of each written client request for Artisan Partners’ proxy voting record with respect to such client and a copy of any written response from Artisan Partner to such client for that record; and
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a copy of Artisan Partners’ Proxy Voting Policy, including the Guidelines.
•Records—Retention—All records kept under this Records and Reports section shall be retained no less than seven years, the first two years in an appropriate office of Artisan Partners, or, if instructed by a client, for such longer period as may be mutually agreed by Artisan Partners and such client.
Business Group Owner:	Trade Operations
Date of Last Revision:	11 August 2021
Applicable to:	Artisan Partners Limited Partnership Artisan Partners UK LLP

Appendix B
Proxy Voting Guidelines

I.
Background
The following proxy voting guidelines (Guidelines) summarize Artisan Partners’ positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted on proposals dealing with particular issues. These Guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by ISS.
The Guidelines, together with the Proxy Voting Policy, will be used for voting proxies on behalf of all of Artisan Partners’ clients for which Artisan Partners has voting authority. ISS is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Artisan Partners.
The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes differently than indicated in the Guidelines. Artisan Partners’ investment teams are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Administrator of circumstances where the interests of clients may warrant a vote contrary to the Guidelines. In such instances, the investment team member may submit a recommendation to the Proxy Administrator in accordance with the procedures outlined in the Proxy Voting Policy.
In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to the Guidelines in circumstances where following the Guidelines would be inconsistent with local regulations, customs or practices.
II.
General Guidelines
A.
Reliance on Information Provided by and Due Diligence of ISS—Artisan Partners may rely on the information provided by and due diligence efforts of ISS in determining whether to vote for or against a particular matter, provided that the Proxy Administrator, the member of the relevant investment team, or the members of the Proxy Voting Committee who recommend, review or authorize the vote does not have actual knowledge that the information provided by ISS is incorrect.
B.
Non-U.S. Securities—In some non-U.S. jurisdictions, the sale of securities voted may be prohibited for some period of time, usually between the record and meeting dates (share blocking). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Artisan Partners (or ISS on behalf of Artisan Partners) maintains a list of jurisdictions in which share blocking occurs. In such jurisdictions, there may be circumstances in which the specific securities voted might not in fact be subject to share blocking. However, because of the complexity and variety of share blocking restrictions in the various jurisdictions in which shares are held, Artisan Partners generally does not vote proxies in those jurisdictions unless a client’s proxy voting policy specifically requires other action. In some jurisdictions, a sub-custodian bank (record holder) may not have the power to vote shares, or may not receive ballots in a timely fashion, unless the client has fulfilled certain administrative requirements (for example, providing a power of attorney to the local sub-custodian), which may be imposed a single time or may be periodic. Artisan Partners does not have the ability to vote shares held in a client’s account unless the client, in conjunction with the client’s custodian, has fulfilled these requirements.
C.
Securities Lending—Certain of Artisan Partners’ clients engage in securities lending programs under which a client’s shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities are on loan at the record date, the client lending the security cannot vote that proxy. In some circumstances, a client may determine that recalling the security to vote is not in its best interest and may not be willing to do so. Therefore, in most cases, those shares will not be voted. Artisan Partners may seek to recall securities on loan to vote a proxy when Artisan Partners determines that the value of voting outweighs the cost of recalling shares.
D.
Securities Not Acquired by Artisan Partners—From time to time, Artisan Partners’ client accounts may hold securities not specifically acquired for such accounts by Artisan Partners. Such securities are typically received through corporate or other actions, transfers in of securities acquired by other managers, or through clients’ investments in short-term investment funds for cash management purposes. When Artisan Partners receives proxies relating to such securities and the position(s) remain within the account, it will vote in accordance with the recommendations of ISS.
E.
Consideration of Relevant Factors—These Guidelines below may provide examples of factors to be considered in determining how to vote on certain issues. These factors should not be considered exclusive or exhaustive. The Proxy Committee shall consider such factors as it considers to be appropriate in light of the circumstances.

III.
Routine and Corporate Administrative Items
A.
Operational Items
1.
Adjourn Meeting—Vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal. Circumstances in which an adjournment is sought to provide management with additional time during which to seek shareholder approval of a proposal of which Artisan Partners is in favor shall be deemed to be a compelling reason to support such proposals.
2.
Amend Quorum Requirements—Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
3.
Minor Amendment to Charter or Bylaws—Vote FOR bylaw or charter changes that are housekeeping or administrative in nature (updates or corrections) or changes required by or to conform to applicable law or requirements of national exchanges or other regulatory organizations.
4.
Change Company Name—Vote FOR proposals to change the corporate name.
5.
Change in Principal Place of Business or Registered Office—Vote FOR proposals to change principal place of business or registered office, unless the proposal appears unreasonable or would cause a change in the state or country of incorporation. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents in connection with such change.
6.
Change Date, Time, or Location of Annual Meeting—Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
7.
Electronic Meetings of Shareholders—Vote FOR management proposals to hold shareholder meetings using audio and video transmission (including live webcasts), unless the proposed alternative appears unreasonable in light of the circumstances.
8.
Ratify Auditors—Vote FOR management proposals to ratify the selection of auditors, unless:
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An auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence, including whether the amount of consulting or related services provided by the auditor to the issuer or the fees paid for non-audit services account for 50% or more of totals fees;
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There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or
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Serious concerns about accounting practices are identified such as fraud, misapplication of GAAP, and material weaknesses identified in Section 404 disclosures.
9.
Authorize Board to Fix Remuneration of Auditors—Vote FOR proposals to authorize the board to fix the remuneration of auditors unless the firm does not vote in favor of the proposal to ratify the selection of those auditors or would not have done so had a proposal to ratify the selection of those auditors been made.
10.
Confidential Voting—Vote FOR proposals to adopt confidential voting, use independent vote tabulators and use independent inspectors of election.
11.
Submission of Financial Statements and Statutory Reports—Vote FOR the adoption or approval of routine submissions of an issuer’s annual financial statements and statutory reports.

12.
Dividend Distributions and Profit Distribution/Allocation Plans—Vote FOR routine submissions of an issuer’s cash or stock dividend payout and profit distribution/allocation plans (including dividend capitalization or share capital reduction plans accompanied by cash distributions), assuming pro rata payout or distribution to all shareholders. Also, vote FOR ratification of board actions taken with respect to such dividend payouts and profit distribution/allocation plans.
13.
Transact Other Business or Grant a Blank Proxy—Vote AGAINST proposals to approve other business when it appears as a voting item or to give proxy authority to a specified person to vote, at that person’s discretion, on any item that has yet to be raised and/or about which no information has been disclosed.
14.
Electronic Communications to Shareholders—Vote FOR proposals to allow for delivery of notices and various corporate documents (such as prospectuses and annual reports, for example) to shareholders via electronic means to the extent shareholders are given the right to request hard copies of such notices and documents. Also, vote FOR proposals to grant authorization to the board of directors to amend organizational documents permitting such electronic communications to shareholders.
15.
Re-Registration of Shares—Vote AGAINST proposals to re-register shares in share blocking markets. Vote FOR re-registration in markets that do not engage in share blocking.
16.
Routine Items of Foreign Issuers—Vote FOR proposals to approve certain routine operational items frequently submitted by management of non-U.S. issuers, including, but not limited to the following:
•
election of chairman of the annual general meeting (AGM);
•
designation of an independent proxy;
•
preparation and approval of list of shareholders entitled to vote at AGM;
•
approval of meeting agenda;
•
approval of minutes of previous AGM, and technical or immaterial amendments to previously approved minutes of such AGM;
•
approval of routine capital budget requests in the absence of any known concerns or evidence of prior mismanagement;
•
acceptance of the submission of various reports to shareholders, including but not limited to audit committee reports, chairman’s reports, operations reports, reports on company performance, etc.;
•
appointment of internal statutory auditors, but vote AGAINST appointment of internal statutory auditors that are affiliated with the issuer and are listed as independent;
•
fees, remuneration schedule/plan for non-executive directors, unless the amounts are excessive relative to other companies in the country or industry;
•
discharge of responsibility of the management, supervisory board or the auditor for the fiscal year in review, but vote AGAINST such proposal if there are serious questions about actions of the management or board members or legal action is being taken against the management or board members by other shareholders;
•
approval of retirement plans or payments relating to those plans for employee directors;
•
approval of general meeting guidelines;
•
grant of authorization to the board of directors to ratify and execute approved resolutions;
•
designation of inspector or shareholder representative for approval of the minutes of the AGM;
•
acknowledgment of the proper convening of the AGM;

•
adoption of or approval of changes to procedural rules for shareholders’ general meetings, board meetings and supervisory committee meetings that are guidelines that seek to establish functions, powers, policies and procedures for these types of meetings in accordance with applicable law or requirements of national exchanges or other regulatory organizations;
•
authorization to form a special committee and elect its members to conduct shareholder meeting formalities (i.e. verify quorum);
•
authorization to hold general meetings (other than AGMs) with 14 days’ notice in limited and time-sensitive circumstances where it would be to the advantage of shareholders as a whole;
•
authorization to make donations to EU political organizations for the purpose of preventing an inadvertent breach of the Political Parties, Elections and Referendum Act 2000;
•
approval to create corporate website and related amendments that govern the terms of use of the company’s website;
•
review and acceptance of the financial statements of subsidiaries;
•
approval of affiliation agreements with subsidiaries;
•
approval of provisional guarantees so long as the guarantee is not being provided to an unnamed entity or an entity that the company has less than 75% equity ownership in and the guarantee amount does not exceed the company’s ownership;
•
approval of loan financing requests so long as the proceeds from the loan(s) will not be made to directors, supervisors, or senior management either directly or indirectly through its subsidiaries.
In instances where a member of the Proxy Voting Committee believes that sufficient information is not available to make an informed voting decision on a matter, a vote will be placed in accordance with the recommendations of ISS.
17.
Appoint Special Appraiser—Vote FOR proposals to appoint certain appraisers, special auditors or liquidators unless there are concerns noted related to the appointment.
B.
Board of Directors
1.
Director Nominees in Uncontested Elections—Vote FOR director nominees (including internal statutory auditors of Japanese companies) and nominees to any committee of the board of directors in uncontested elections, except that votes should be WITHHELD from [or submitted AGAINST] nominees who, as reported in the issuer’s proxy statement or materials provided by one of Artisan Partners’ proxy service providers:
•
Attended less than 75% of the board and committee meetings without a valid reason for the absences, if reported. Valid reasons include illness, absence due to company business, or other circumstances outside of the director’s control where sufficient facts are available to suggest the absences were duly justified, unless the nominee has served on the board for less than one fiscal year. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence reduced the director’s attendance below 75%;
º
In the case of chronic poor attendance without justification, in addition to voting against the director nominee, generally vote against or withhold from members of the nominating or governance committees or the full board.
•
Voted to implement or renew a dead-hand or slow-hand poison pill;
•
Ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years (unless Artisan Partners did not support such proposal);

•
Ignored a shareholder proposal approved by a majority of the shares outstanding (unless Artisan Partners did not support such proposal);
•
Failed to act on a takeover offer where the majority of the shareholders had tendered their shares;
•
With respect to director candidates of U.S. companies only, serves on the board of directors of more than five publicly-traded companies or serves as the chief executive officer of a publicly-traded company and also serves on the board of directors of more than two publicly-traded companies besides his/her own company (except that a vote will not be withheld for a candidate in director elections of the publicly traded company for which the director also serves as the chief executive officer; i.e., the vote will be withheld only in director elections for such candidate’s outside boards);
•
With respect to director candidates of non-U.S. companies, if our proxy data vendor identifies a candidate as being over-boarded with respect to local market practices, the candidate’s nomination will be voted on a CASE-BY-CASE basis;
•
In the past ten years was convicted of or pled guilty or no contest in a domestic or foreign court to any felony or misdemeanor involving fraud, false statements, wrongful taking of property, bribery, perjury, forgery, counterfeiting, extortion or conspiracy to commit any of these offenses, or has been found by a regulatory authority with jurisdiction over the nominee to have committed any such offense;
•
Has egregiously failed in their risk oversight responsibilities such as, but not limited to, demonstrably poor oversight related to environmental or social issues. Nominees who meet this criteria will be treated on a CASE-BY-CASE basis;
•
Are the Chair of the nominating committee at companies where there are no women on the company’s board, unless the firm has made a commitment to appoint at least one female to the board in the near term or there was a female on the board at the preceding annual meeting or other reasonable justification is provided by the company. Nominees who meet this criteria will be treated on a CASE-BY-CASE basis;
•
Are the Chair of the nominating committee at companies where there is no apparent racial and/or ethnic diversity on the company’s board, unless the firm has made a commitment to address the concern in the near term or there was racial and/or ethnic diversity on the board at the preceding annual meeting or other reasonable justification is provided by the company. Nominees who meet this criteria will be treated on a CASE-BY-CASE basis.
If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested and will be voted in accordance with the requirements set forth in subsection entitled “Proxy Contests” under Discretionary Issues section of the Guidelines.
2.
Service on Other Boards—Vote FOR proposals to release restrictions of competitive activities of directors, which would permit the directors to serve on the boards of other companies to the extent such service on other boards is not otherwise limited or prohibited pursuant to applicable laws or regulations. Vote AGAINST any proposals that would impose restrictions on competitive activities of directors that would prohibit the directors from serving on the boards of other companies, unless such restrictions or prohibitions are warranted by the applicable laws or regulations.
3.
Board Size—Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside a specified range without shareholder approval.
4.
Classification/Declassification of the Board—Vote AGAINST proposals to classify the board, including proposals to amend charter or bylaws to, in effect, permit classification of the board. Vote FOR proposals to repeal classified boards and to elect all directors annually, including proposals to amend charter or bylaws to, in effect, eliminate classification of the board.

5.
Cumulative Voting—Vote proposals to eliminate cumulative voting in accordance with the recommendations of each investment team or strategy based on the portfolio management’s investment philosophy as follows: AGAINST –Sustainable Emerging Markets, Global Equity, U.S. Value; FOR –International Value, Global Value; and CASE-BY-CASE –U.S. Growth, Antero Peak Group, Developing World, China Post-Venture. In director elections of companies in countries where cumulative voting is required by law or regulation, vote for the directors in accordance with the cumulative voting recommendations by ISS.
6.
Indemnification and Liability Protection—Vote AGAINST proposals that would eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
7.
Filling Vacancies—Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.
8.
Director Resignations—Vote FOR management proposals to accept resignations of directors from the board or committees on which they serve, unless there are apparent contentious issues relating to or requiring the resignation, in which case it shall be voted on a CASE-BY-CASE basis.
9.
Removal of Directors—Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
10.
Majority Vote Requirements—Vote FOR management proposals to require election of directors by a majority of votes cast.
C.
Mergers and Corporate Restructuring
1.
Appraisal Right—Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.
2.
Conversion of Securities and Corporate Reorganizations—Vote FOR the conversion or reorganization if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
D.
Antitakeover Defenses and Voting Related Issues
1.
Amend Bylaws without Shareholder Consent—Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.
2.
Control Share Acquisition Provisions—Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares and to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
3.
Fair Price Provisions—Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
4.
Greenmail—Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
5.
Issue Stock for Use with Rights Plan—Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
6.
Stakeholder Provisions—Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
7.
Supermajority Vote Requirements—Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

8.
Control Share Cash-Out Provisions—Vote FOR proposals to opt out of control share cash-out statutes. Such statutes give dissident shareholder(s) the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position.
9.
Disgorgement Provisions—Vote FOR proposals to opt out of state disgorgement provisions. Such provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge to the company any profits realized from sale of that company’s stock purchased 24 months before achieving control status.
10.
Freeze-Out Provisions—Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
E.
Capital Structure
1.
Adjustments to Par Value of Common Stock—Vote FOR management proposals to reduce the par value of common stock (including through share capital reduction plans that provide for pro rata capital repayments) or to increase the par value of common stock in order to capitalize cash dividends paid to all shareholders on a pro rata basis, unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Vote FOR management proposals to eliminate par value. Additionally, vote FOR any amendments to bylaws or other corporate documents related to the items above.
2.
Common Stock Authorization—Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights unless clients hold the class with the superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
3.
Preferred Stock Authorization—Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.
Vote AGAINST proposals to increase number of authorized shares of class or series of preferred stock that has superior voting rights, at a company that has more than one class or series of preferred stock. Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (blank check preferred stock).
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
4.
Dual Class Stock—Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•
It is intended for financing purposes with minimal or no dilution to current shareholders;
•
It is not designed to preserve the voting power of an insider or significant shareholder.
5.
General Issuances of Equity, Equity-Linked or Other Securities not related to a merger (i.e., warrants, rights, convertibles, debt instruments)—Generally vote FOR proposals to issue equity, equity-linked or other securities with preemptive rights to a maximum of 100% over currently issued capital. Generally vote FOR such proposals without preemptive rights to a maximum of 20% over currently issued capital considering whether discount limits and the number of times the mandate may be refreshed are in line with local market practices. Proposal types that are commonly voted based on these criteria include, but are not limited to, non-executive employee stock purchase plans, restricted share issuances, and private placements not related to mergers or corporate restructuring. With respect to debt issuances, generally vote FOR proposals which increase debt-to-capital ratio by 15% or less, otherwise these proposals will be voted on a CASE-BY-CASE basis.
6.
Share Repurchase Programs—Vote FOR management proposals to institute open-market share repurchase plans, except that proposals where there is evidence that a proposed repurchase plan is not fair to all shareholders or where the company indicates that a proposed repurchase plan may continue during a takeover period shall be voted on a CASE-BY-CASE basis. Also, vote FOR management proposals to authorize the use of financial derivatives when repurchasing shares if voted FOR the approval of the relevant share repurchase plan.
7.
Reissuance of Repurchased Shares—Vote FOR management proposals to reissue previously repurchased shares to the extent such reissuance would have a dilution effect of no more than 10%, unless there is clear evidence of abuse of this authority in the past.
8.
Cancellation of Repurchased Shares—Vote FOR management proposals to cancel previously repurchased shares for routine accounting purposes unless the terms are unfavorable to shareholders.
9.
Stock Distributions: Splits and Dividends—Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the effective increase in authorized shares would not result in an excessive number of shares available for issuance relative to outstanding shares.
10.
Reverse Stock Splits—Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced or to avoid delisting.
11.
Stock Splits—Vote FOR management proposals to implement a stock split when there is no dilution to existing shareholders.
F.
Executive and Director Compensation
1.
Stock Plans in Lieu of Cash—Vote FOR plans which provide a dollar-for-dollar cash for stock exchange for non-employee director plans only.
2.
Director Retirement Plans—Vote AGAINST retirement plans for non-employee directors.
3.
Incentive Bonus Plans and Tax Deductibility Proposals—Vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of ensuring the deductibility of compensation under the provisions of Section 162(m) of the Internal Revenue Code if no increase in shares is requested and if the plan does not contain an evergreen provision. Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m). Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
4.
Advisory Vote on Say on Pay Frequency—Vote proposals regarding the frequency in which companies must present shareholders with an advisory vote on executive compensation in accordance with the recommendations of each investment team or strategy based on the portfolio management’s investment philosophy as follows: One Year –U.S. Value, International Value, Global Value, Global Equity, U. S. Growth, Antero Peak Group, Developing World; Two Years –Sustainable Emerging Markets, China Post-Venture.
5.
Executive Death Benefits (Golden Coffins)—Vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
G.
Bundled Proposals (Routine Items Only)—Vote bundled or “conditioned” proposals that consist of routine items and that, if voted separately, would result in the same vote in alignment with the recommendation. However, if conflicting outcomes would result if voting individually, vote on a CASE-BY-CASE basis.
IV.
Discretionary Issues
A.
Shareholder Proposals—Vote CASE-BY-CASE for all shareholder proposals, except for shareholder proposals to change the date, time or location of annual meeting, which shall be voted in accordance with Section III.A.6.
B.
Environmental & Social Proposals—Votes on environmental and social proposals are voted on a CASE-BY-CASE basis considering, as applicable:
•
If the matters presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•
If the company has already responded in an appropriate and sufficient manner to the matter(s) raised in the proposal;
•
Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
•
The company’s approach compared with any industry standard practices for addressing the matter(s) raised by the proposal;
•
Whether there are significant controversies, fines, penalties, or litigation associated with the company’s environmental or social practices;
•
If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
•
If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
C.
Board of Directors
1.
Majority of Independent Directors—Vote on proposals requiring the board to consist of a majority of independent directors on a CASE-BY-CASE basis.
2.
Majority of Independent Committee Members—Vote on proposals requiring the board audit, compensation and/or nominating committees be composed exclusively of independent directors on a CASE-BY-CASE basis.
3.
Cumulative Voting—All proposals to restore or provide for cumulative voting should be evaluated on a CASE-BY-CASE basis relative to other governance provisions contained in the company’s governing documents and the company’s relative performance.
4.
Indemnification and Liability Protection—Proposals providing expanded insurance coverage or indemnification or liability protection in cases when a director or officer was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company, but the director’s or officer’s legal defense was nonetheless unsuccessful, should be evaluated on a CASE-BY- CASE basis.
5.
Establish/Amend Nominee Qualifications—Vote CASE-BY-CASE on proposals that establish or amend director qualifications.
6.
Proxy access rights—Vote management proposals to adopt proxy access rights on a CASE-BY-CASE basis.

7.
Term/Tenure Limits—vote CASE-BY-CASE on proposals that establish or amend director tenure or term limits taking into consideration the robustness of the company’s board evaluation process, the proposed length of the limit, and rationale.
8.
Age Limits—Vote CASE-BY-CASE on proposals to impose a mandatory retirement age for directors or proposals that seek to eliminate such a requirement.
D.
Proxy Contests
1.
Director Nominees in Contested Elections—Votes in a contested election of directors should be decided on a CASE-BY-CASE basis, with shareholders determining which directors are best suited to add value for shareholders, considering the following factors, as applicable:
•
Performance of the company relative to its peers
•
Strategic plans of the incumbents and the dissidents
•
Independence of directors/nominees
•
Governance profile of the company
•
Evidence of management entrenchment
•
Experience and skills of board candidates
•
Responsiveness to shareholders
•
Whether takeover offer has been rebuffed
If the number of candidates in an election is greater than the number of seats to be filled, such election will be deemed contested.
2.
Non-Director Voting Items—Votes on matters other than election of directors in proxy contests should be decided on a CASE-BY-CASE basis, even if such matters would otherwise be routine voting items under this policy.
3.
Reimbursing Proxy Solicitation Expenses—In cases where Artisan Partners votes in favor of the dissidents, it also votes FOR reimbursing proxy solicitation expenses. Otherwise, voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.
E.
Mergers and Corporate Restructuring
1.
Mergers and Acquisitions, Asset Purchases and Asset Sales—Votes on mergers and acquisitions, issuance of securities to facilitate mergers and acquisitions, asset purchases and asset sales should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by considering, as applicable:
•
Strategic rationale for the transaction and financial and operational benefits
•
Offer price (cost vs. premium) and market reaction
•
How the transaction was negotiated and the process
•
Changes in corporate governance and their impact on shareholder rights
•
Conflicts of interest
2.
Conversion of Securities and Corporate Reorganizations—Votes on proposals regarding conversion of securities and corporate reorganizations are determined on a CASE-BY-CASE basis by considering, as applicable:
•
Dilution to existing shareholders’ position

•
Conversion price relative to market value
•
Financial issues
•
Control issues
•
Termination penalties
•
Terms of the offer
•
Management’s efforts to pursue other alternatives
•
Conflicts of Interest
3.
Formation of Holding Company—Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis by considering, as applicable:
•
Reasons for the change
•
Any financial or tax benefits
•
Regulatory benefits
•
Increases in capital structure
•
Changes to the articles of incorporation or bylaws of the company
4.
Going Private and Going Dark Transactions (LBOs and Minority Squeezeouts)—Vote on going private transactions on a CASE-BY-CASE basis, taking into account, as applicable:
•
Offer price/premium
•
Fairness opinion
•
How the deal was negotiated
•
Other alternatives/offers considered
•
Non-completion risk
•
Conflicts of interest
5.
Issuance of Warrants/Convertibles/Debentures related to a merger, acquisition or other corporate reorganization—Votes on proposals regarding issuance of warrants, convertibles and debentures should be determined on a CASE-BY-CASE basis by considering, as applicable:
•
Dilution to existing shareholders’ position
•
Terms of the offer
•
Financial issues
•
Management’s efforts to pursue alternatives
•
Control issues
•
Conflicts of interest
6.
Joint Ventures—Vote CASE-BY-CASE on proposals to form joint ventures, taking into account, as applicable:
•
Percentage of assets/business contributed

•
Percentage ownership
•
Financial and strategic benefits
•
Governance structure
•
Conflicts of interest
•
Other alternatives
•
Non-completion risk
7.
Liquidations—Votes on liquidations should be determined on a CASE-BY-CASE basis after reviewing, as applicable:
•
Management’s efforts to pursue other alternatives
•
Appraisal value of the assets
•
Compensation plan for executives managing the liquidation
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.
8.
Private Placements—Votes on proposals regarding private placements related to mergers or corporate restructuring should be determined on a CASE-BY-CASE basis by considering, as applicable:
•
Dilution to existing shareholders’ position
•
Terms of the offer
•
Financial issues
•
Management’s efforts to pursue alternatives
•
Control issues
•
Conflicts of interest
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
9.
Prepackaged Bankruptcy Plans—Vote on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a CASE-BY-CASE basis, after evaluating, as applicable:
•
Dilution to existing shareholders’ position
•
Terms of the offer
•
Financial issues
•
Management’s efforts to pursue other alternatives
•
Control issues
•
Conflicts of interest
Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
10.
Recapitalizations—Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account, as applicable:
•
More simplified capital structure

•
Enhanced liquidity
•
Fairness of conversion terms, including fairness opinion
•
Impact on voting power and dividends
•
Reasons for the reclassification
•
Conflicts of interest
•
Other alternatives considered
11.
Spinoffs—Votes on spinoffs should be considered on a CASE-BY-CASE basis, considering, as applicable:
•
Tax and regulatory advantages
•
Planned use of the sale proceeds
•
Benefits that the spinoff may have on the parent company
•
Valuation of spinoff
•
Conflicts of interest
•
Any changes in corporate governance and their impact on shareholder rights
•
Change in the capital structure
12.
Exclusive Venue—Vote CASE-BY-CASE on exclusive venue proposals giving consideration to the following factors, as applicable:
•
The company’s stated rationale for adopting such a provision;
•
Whether the company has appropriate governance features, such as an annually elected board, a majority vote standard in uncontested director elections and the absence of a poison pill, unless the pill was approved by shareholders.
13.
Related-party transactions—Vote CASE-BY-CASE on related-party transactions giving consideration to the following factors, as applicable:
•
The parties on either side of the transaction
•
The nature of the asset to be transferred/service to be provided
•
The pricing of the transaction (and any associated professional valuation)
•
The views of independent directors, where provided
•
The views of an independent financial adviser, where appointed
•
Whether any parties to the transaction, including advisers, are conflicted
•
The stated rationale for the transaction, including discussions of timing
F.
Antitakeover Defenses
1.
Fair Price Provisions—Votes on proposals to adopt fair price provisions or opt out of state fair price provisions are determined on a CASE-BY-CASE basis giving consideration to the following factors, as applicable:
•
Percentage of outstanding shares that an acquirer must obtain before triggering the defense

•
Formula employed in determining fair price
•
Vote needed to overcome the board’s opposition to the acquisition
•
Vote required to repeal or amend the fair pricing provision
•
Size of the block of shares controlled by officers, directors, and their affiliates
•
Other takeover provisions
•
Company history relating to premium acquisition offers
2.
Greenmail—Votes on anti-greenmail proposals which are bundled with other charter or bylaw amendments should be determined on a CASE-BY-CASE basis after determining whether the overall effect of the proposal is positive or negative for shareholders.
3.
Poison Pills (Shareholder Rights Plans)—Votes regarding management proposals to ratify a poison pill should be determined on a CASE-BY-CASE basis. Ideally, plans should embody the following attributes, as applicable:
•
20% or higher flip-in or flip-over
•
Two to three-year sunset provision
•
No dead-hand, slow-hand, no-hand or similar features
•
Shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
4.
Shareholders’ Ability to Call Special Meetings—Votes on proposals to restrict or prohibit shareholders’ ability to call special meetings or to remove restrictions on the right of shareholders to act independently of management should be evaluated on a CASE-BY-CASE basis.
G.
State or Country of Incorporation
1.
State Takeover Statutes—Votes on proposals to opt in or out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pills endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions) should be considered on a CASE-BY-CASE basis.
2.
Reincorporation Proposals—Votes on proposals to change a company’s state or country of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, as applicable:
•
Reasons for reincorporation
•
Comparison of company’s governance provisions prior to and following the transaction
•
Comparison of corporation laws of original state or country and destination state or country
H.
Capital Structure
1.
Common Stock Authorization—Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis, taking into consideration the specific purpose of the proposed increase, the dilutive impact of the request, as well as the Board’s past performance in using authorized shares among other factors.
2.
Preferred Stock—Votes on proposals to increase the number of shares of blank check preferred shares are determined on a CASE-BY-CASE basis after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

3.
Reverse Stock Splits—Votes on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis, taking into consideration the company’s rationale.
4.
Tracking Stock—Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against the following factors, as applicable:
•
Adverse governance changes
•
Excessive increases in authorized capital stock
•
Unfair method of distribution
•
Diminution of voting rights
•
Adverse conversion features
•
Negative impact on stock option plans
•
Other alternatives such as a spinoff
I.
Executive and Director Compensation
1.
Bundled Compensation—Votes on non-executive director compensation proposals that include both cash and share-based components as well as proposals that bundle compensation for both non-executive and executive directors into a single resolution are determined on a CASE-BY-CASE basis.
2.
Compensation Plans (Management “Say on Pay”)—Votes on compensation plans for executives and directors, including advisory votes on compensation matters, are determined on a CASE-BY-CASE basis, taking into account the company’s performance and pay practices relative to industry peers, potentially problematic pay practices, or unresponsiveness with respect to past proposals or shareholder feedback regarding compensation concerns among other factors.
3.
Remuneration Report—Votes on an issuer’s compensation policy as set out in a remuneration report are determined on a CASE-BY-CASE basis, taking into account the company’s performance and pay practices relative to industry peers among other factors.
4.
Stock Plans in Lieu of Cash—Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis taking into account the specific parameters of the proposed plan. Votes on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
5.
Management Proposals Seeking Approval to Reprice Options—Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following, as applicable:
•
Historic trading patterns
•
Rationale for the repricing
•
Value-for-value exchange and treatment of surrendered options
•
Option vesting period and term of the option
•
Option exercise price
6.
Executive Stock Purchase Plans—Votes on qualified employee stock purchase plans for executives should be determined on a CASE-BY-CASE basis considering the following factors, as applicable:
•
Purchase price compared to fair market value

•
Offering period
•
Potential voting power dilution
Votes on non-qualified executive stock purchase plans should be determined on a CASE-BY-CASE basis considering the following factors, as applicable:
•
Broad-based participation by company employees
•
Limits on employee contributions
•
Company matching contributions
•
Discounts on the stock price at the time of purchase
7.
Incentive Bonus Plans and Tax Deductibility Proposals—Votes on new or amended plan proposals containing evergreen provisions should be considered on a CASE-BY-CASE basis. Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis taking into account the overall impact of the amendment(s).
8.
Golden and Tin Parachutes—Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes (severance plans that cover senior level executives of a firm in the event that the firm undergoes a change in control) or tin parachutes (severance plans that cover all of the employees of a company in the event it undergoes a change in control). An acceptable parachute should include the following:
•
The parachute should be less attractive than an ongoing employment opportunity with the firm; and
•
The triggering mechanism should be beyond the control of management.
9.
Bonus Banking/Bonus Banking “Plus”—Vote CASE-BY-CASE on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results based on performance metrics on which the bonus was earned, taking into account the following factors:
•
The company’s past practices regarding equity and cash compensation
•
Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio
•
Whether the company has a rigorous claw-back policy in place
10.
Shareholder Ratification of Director Pay Programs—Vote CASE-BY-CASE on management proposals seeking the ratification of non-employee director compensation taking into account the features of the plan including, but not limited to, the following factors:
•
If the equity plan is on the same ballot, whether or not the plan warrants support
•
The presence of problematic pay practices
•
Equity awards vesting schedules
•
Meaningful limits on director compensation
•
Quality of disclosure surrounding director compensation
11.
Equity Plans for Non-Employee Directors—Vote CASE-BY-CASE on management compensation plans for non-employee directors taking into account the features of the plan including, but not limited to, the following factors:
•
Total estimated cost of the plan relative to industry and market cap peers

•
The company’s three-year burn rate relative to industry and market cap peers
•
The presence of problematic pay practices.
J.
Bundled Proposals—Vote bundled or "conditioned" proposals on a CASE-BY-CASE basis taking into account the aggregate effect of the items.

WCM Investment Management
Proxy Voting Procedures
WCM accepts responsibility for voting proxies whenever requested by a Client or as required by law. Each Client’s investment management agreement should specify whether WCM is to vote proxies relating to securities held for the Client’s account. If the agreement is silent as to the proxy voting and no instructions from the client are on file, WCM will assume responsibility of proxy voting.
In cases in which WCM has proxy voting authority for securities held by its advisory clients, WCM will ensure securities are voted for the exclusive benefit, and in the best economic interest, of those clients and their beneficiaries, subject to any restrictions or directions from a client. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, the Proxy Voting Rule, Rule 206(4)-6, and for ERISA accounts, the DOL’s Proxy Voting Rule, as well as with WCM’s fiduciary duties under federal and state law to act in the best interests of its clients. Even when WCM has proxy voting authority, a Client may request that WCM vote in a certain manner. Any such instructions shall be provided to WCM, in writing or electronic communication, saved in the Client files and communicated to the Portfolio Associate and Proxy Admin.
Special Rule for ERISA.
Unless proxy voting responsibility has been expressly reserved by the plan, trust document, or investment management agreement, and is being exercised by another “named fiduciary” for an ERISA Plan Client, WCM, as the investment manager for the account, has the exclusive authority to vote proxies or exercise other shareholder relating to securities held for the Plan’s account. The interests or desires of plan sponsors should not be considered. In addition, if a “named fiduciary” for the plan has provided WCM with written proxy voting guidelines, those guidelines must be followed, unless the guidelines, or the results of following the guidelines, would be contrary to the economic interests of the plan's participants or beneficiaries, imprudent or otherwise contrary to ERISA.
Investors in WCM Private Funds which are deemed to hold “plan assets” under ERISA accept WCM’s investment policy statement and a proxy voting policy before they are allowed to invest.
1.
Role of the Independent Proxy Adviser
WCM utilizes the proxy voting recommendations of Glass Lewis (our “Proxy Adviser”). The purpose of the Proxy Advisers proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Because the Proxy Adviser is not in the business of providing consulting services to public companies, it can focus solely on the best interests of investors. The Proxy Adviser’ approach to corporate governance is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. Research on proxies covers more than just corporate governance –the Proxy Adviser analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect on the quality of board oversight and company transparency.
The voting recommendations of the Proxy Adviser are strongly considered; however, the final determination for voting in the best economic interest of the clients is the responsibility of the relevant strategy Investment Strategy Group (“ISG”). When a decision is reached to vote contrary to the recommendation of the Proxy Adviser, the ISG will address any potential conflicts of interest (as described in this policy) and proceed accordingly. They will maintain documentation to support the decision, which will be reviewed by the Compliance Team.
WCM will take reasonable steps under the circumstances to make sure that all proxies are received and for those that WCM has determined should be voted, are voted in a timely manner.
2.
Role of the Portfolio Associate.
The Portfolio Associate is responsible for the onboarding and maintenance of Client accounts. For each Client, the Portfolio Associate:
a.
Determines whether WCM is vested with proxy voting responsibility or whether voting is reserved to the Client or delegated to another designee;
b.
Instructs registered owners of record (e.g. the Client, Trustee or Custodian) that receive proxy materials from the issuer or its information agent to send proxies electronically directly to Broadridge/ProxyEdge, a third party service provider, to: (1) provide notification of impending votes; (2) vote proxies based on the Proxy Adviser and/or WCM recommendations; and (3) maintain records of such votes electronically.

c.
Assigns the appropriate proxy voting guidelines based on a Client’s Investment Policy Guidelines;
d.
Reports proxy voting record to Client, as requested.
3.
Role of the Proxy Admin.
The Proxy Admin circulates proxy ballot information and administers the proxy vote execution process. The Proxy Admin:
a.
Monitors the integrity of the data feed between the Client’s registered owner of record and Broadridge/ProxyEdge;
b.
Executes votes based on the recommendation of the Proxy Adviser or ISG;
c.
Ensures all votes are cast in a timely manner.
4.
Role of the ISG and Analysts
With the support of the Analysts, and in consideration of the voting recommendation of the Proxy Adviser, the Investment Strategy Group (ISG) is responsible for review of the Proxy Adviser policy and final vote determination. The ISG:
a.
Annually, reviews the policy of the Proxy Adviser to ensure voting recommendations are based on a Client’s best interest;
b.
Reviews the ballot voting recommendations of the Proxy Adviser;
c.
Investigates ballot voting issues during the normal course of research, company visits, or discussions with company representatives.
If the ISG:
a.
Agrees with the voting recommendation of the Proxy Adviser, no further action is required;
b.
Disagrees with the voting recommendation of the Proxy Adviser, they will:
1)
Deal with conflicts of interest, as described below;
2)
Provide updated voting instructions to the Proxy Admin;
3)
Document the rationale for the decision, which is provided to Compliance.
5.
Certain Proxy Votes May Not Be Cast
In some cases, WCM may determine that it is in the best interests of our clients to abstain from voting certain proxies. WCM will abstain from voting in the event any of the following conditions are met with regard to a proxy proposal:
a.
Neither the Proxy Adviser’ recommendation nor specific client instructions cover an issue;
b.
In circumstances where, in WCM’s judgment, the costs of voting the proxy exceed the expected benefits to the Client.
In addition, WCM will only seek to vote proxies for securities on loan when such a vote is deemed to have a material impact on the account. In such cases, materiality is determined and documented by the ISG.
Further, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g., in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent). WCM believes that the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, WCM generally will not vote those proxies subject to “share blocking.”

6.
Identifying and Dealing with Material Conflicts of Interest between WCM and Proxy Issuer
WCM believes the use of the Proxy Adviser’s independent guidelines helps to mitigate proxy voting related conflicts between the firm and its clients. Notwithstanding WCM may choose to vote a proxy against the recommendation of the Proxy Adviser, if WCM believes such vote is in the best economic interest of its clients. Such a decision will be made and documented by the ISG. Because WCM retains this authority, it creates a potential conflict of interest between WCM and the proxy issuer. As a result, WCM may not overrule the Proxy Adviser’ recommendation with respect to a proxy unless the following steps are taken by the CCO:
a.
The CCO must determine whether WCM has a conflict of interest with respect to the issuer that is the subject of the proxy. The CCO will use the following standards to identify issuers with which WCM may have a conflict of interest.
1)
Significant Business Relationships –The CCO will determine whether WCM may have a significant business relationship with the issuer, such as, for example, where WCM manages a pension plan. For this purpose, a “significant business relationship” is one that: (i) represents 1% or $1,000,000 of WCM’s revenues for the fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (ii) may not directly involve revenue to WCM but is otherwise determined by the CCO to be significant to WCM.
2)
Significant Personal/Family Relationships –the CCO will determine whether any supervised persons who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a “significant personal/family relationship” is one that would be reasonably likely to influence how WCM votes proxies. To identify any such relationships, the CCO shall obtain information about any significant personal/family relationship between any employee of WCM who is involved in the proxy voting process (e.g., ISG members) and senior supervised persons of issuers for which WCM may vote proxies.
b.
If the CCO determines that WCM has a conflict of interest with respect to the issuer, the CCO shall determine whether the conflict is “material” to any specific proposal included within the proxy. The CCO shall determine whether a proposal is material as follows:
1)
Routine Proxy Proposals –Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest for WCM, unless the ISG has actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.
2)
Non-Routine Proxy Proposals –Proxy proposals that are “non-routine” shall be presumed to involve a material conflict of interest for WCM, unless the CCO determines that WCM’s conflict is unrelated to the proposal in question (see 3. below). For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).
3)
Determining that a Non-Routine Proposal is Not Material –As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the CCO may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the CCO must conclude that a proposal is not directly related to WCM’s conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The CCO shall record in writing the basis for any such determination.
c.
For any proposal where the CCO determines that WCM has a material conflict of interest, WCM may vote a proxy regarding that proposal in any of the following manners:
1)
Obtain Client Consent or Direction –If the CCO approves the proposal to overrule the recommendation of the Proxy Adviser, WCM shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client’s consent to how WCM will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

2)
Use the Proxy Adviser’ Recommendation –Vote in accordance with the Proxy Adviser’ recommendation.
d.
For any proposal where the CCO determines that WCM does not have a material conflict of interest, the ISG may overrule the Proxy Adviser’ recommendation if the ISG reasonably determines that doing so is in the best interests of WCM’s clients. If the ISG decides to overrule the Proxy Adviser’ recommendation, the ISG will maintain documentation to support their decision.
7.
Dealing with Material Conflicts of Interest between a Client and the Proxy Adviser or Proxy Issuer
In the event that WCM is notified by a client regarding a conflict of interest between them and the Proxy Adviser or the proxy issuer, The CCO will evaluate the circumstances and either
a.
elevate the decision to the ISG who will make a determination as to what would be in the Client’s best interest;
b.
if practical, seek a waiver from the Client of the conflict; or
c.
if agreed upon in writing with the Clients, forward the proxies to affected Clients allowing them to vote their own proxies.
8.
Maintenance of Proxy Voting Records
As required by Rule 204-2 under the Advisers Act, and for ERISA accounts, the DOL’s Proxy Voting Rule, WCM will maintain or procure the maintenance of the following records relating to proxy voting for a period of at least five years:
a.
a copy of these Proxy Policies, as they may be amended from time to time;
b.
copies of proxy statements received regarding Client securities, unless these materials are available electronically through the SEC’s EDGAR system;
c.
a record of each proxy vote cast on behalf of its Clients;
d.
a copy of any internal documents created by WCM that were material to making the decision how to vote proxies on behalf of its Clients; and
e.
each written Client request for information on how WCM voted proxies on behalf of the Client and each written response by WCM to oral or written Client requests for this information.
As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast on behalf of each Client account will be maintained by ProxyEdge. WCM shall obtain and maintain an undertaking from ProxyEdge to provide it with copies of proxy voting records and other documents relating to its Clients’ votes promptly upon request. WCM and ProxyEdge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).
9.
Disclosure
WCM will provide all Clients a summary of these Proxy Policies, either directly or by delivery to the Client of a copy of its Form ADV, Part 2A containing such a summary, and information on how to obtain a copy of the full text of these Proxy Policies and a record of how WCM has voted the Client’s proxies. Upon receipt of a Client’s request for more information, WCM will provide to the Client a copy of these Proxy Policies and/or in accordance with the Client’s stated requirements, how the Client’s proxies were voted during the period requested. Such periodic reports will not be made available to third parties absent the express written request of the Client. However, to the extent that WCM serves as a sub-adviser to another adviser to a Client, WCM will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.
10.
Oversight of the Proxy Adviser
Prior to adopting the proxy guidelines and recommendations of a Proxy adviser, WCM will exercise prudence and diligence to determine that the guidelines for proxy recommendations are consistent with WCM’s fiduciary obligations. Each year, Compliance, in conjunction with input from the Proxy Admin, the ISG and others as determined by the CCO, will review WCM’s relationship with, and services provided by the Proxy Adviser. To facilitate this review, WCM will request information from the Proxy Adviser in consideration of the Proxy Adviser processes, policies and procedures to:

•
Analyze and formulate voting recommendations on the matters for which WCM is responsible for voting and to disclose its information sources and methods used to develop such voting recommendations;
•
Ensure that it has complete and accurate information about issuers when making recommendations and to provide its clients and issuers timely opportunities to provide input on certain matters;
•
Resolve any identified material deficiencies in the completeness or accuracy of information about issuers for whom voting recommendations are made; and
•
Identify, resolve and disclose actual and potential conflicts of interest associated with its recommendations;
Additionally, WCM will review the Proxy Adviser’ proposed changes to its proxy voting guidelines to ensure alignment with the ISG’s expectations. The Proxy Adviser typically distributes proposed changes to its guidelines annually; therefore, WCM’s review of these proposed changes will typically coincide with the Proxy Adviser’ schedule.

LSV Asset Management
Proxy Voting Policy
LSV Asset Management’s (“LSV”) proxy voting responsibilities on behalf of a client’s account are expressly stated in the applicable agreement with such client. If LSV is responsible for voting proxies, the agreement with each client will typically state whether the votes will be cast in accordance with this proxy voting policy or in accordance with the client’s proxy voting policy. In either case, LSV will make appropriate arrangements with each account custodian to have proxies forwarded on a timely basis, and will endeavor to correct delays or other problems relating to timely delivery of proxies and proxy materials to the extent it is aware of such delays or problems. If the client elects to retain proxy voting responsibility, LSV will have no involvement in the proxy voting process for that client.
To satisfy its fiduciary duty in making any voting determination, an investment adviser must make the determination in the best interests of the client and must not place the investment adviser’s own interests ahead of the interests of the client. In addition, with respect to Employee Retirement Income Security Act of 1974 (“ERISA”) plan clients, LSV is required to consider those factors that may affect the value of the client’s investment and may not subordinate the interests of the participants and beneficiaries in their retirement income or financial benefits under the plan to any other objective, or promote benefits or goals unrelated to those financial interests of the plan’s participants and beneficiaries.
In general, LSV’s quantitative investment process does not provide output or analysis that would be functional in analyzing proxy issues. As a result, LSV does not consider proxy voting to be a material factor in its investment strategy or results. LSV, therefore, has retained an expert independent third party to assist in proxy voting, currently Glass Lewis & Co. (“GLC”). LSV’s selection of GLC was made after careful consideration of GLC’s proxy voting services, including related voting policies and expertise. GLC implements LSV’s proxy voting process, develops proxy voting guidelines, and provides analysis of proxy issues on a case-by-case basis. Where LSV has been responsible for voting proxies for a client, LSV votes in accordance with GLC’s standard guidelines, as updated from time to time, which can be found at https://www.glasslewis.com/guidelines. For new clients who wish to make LSV responsible for voting proxies, LSV intends to vote in accordance with GLC’s climate guidelines, as updated from time to time, which are described by GLC at https://www.glasslewis.com/climate-policy, and which may be obtained from LSV and applied to existing clients’ accounts upon request. LSV describes available GLC guidelines to clients on at least an annual basis. Those guidelines generally are aligned with LSV’s investment goals, and LSV’s use of GLC, therefore, is not a delegation of LSV’s fiduciary obligation to vote proxies for clients. GLC’s guidelines have been developed based on, among other things, GLC’s focus on facilitating shareholder voting in favor of governance structures that drive performance and create shareholder value. LSV believes that GLC’s guidelines are reasonably designed to ensure that proxies are voted in the best interests of LSV’s clients. Although it is expected to be rare, LSV reserves the right to vote issues contrary to, or issues not covered by, GLC’s guidelines when LSV believes it is in the best interests of the client and LSV does not have a material conflict of interest. In certain circumstances, clients are permitted to direct their vote in a particular solicitation. Direction from a client on a particular proxy vote will take precedence over GLC’s guidelines. Where the client has engaged LSV to vote proxies and has also provided proxy voting guidelines to LSV, those guidelines will be followed with the assistance of GLC.
GLC assists LSV with voting execution, including through an electronic vote management system that allows GLC to: (1) populate each client’s votes shown on GLC’s electronic voting platform with GLC’s recommendations under applicable guidelines (“pre-population”); and (2) automatically submit the client’s votes to be counted (“automated voting”). There will likely be circumstances where, before the submission deadline for proxies to be voted at the shareholder meeting, an issuer intends to file or has filed additional soliciting materials with the SEC regarding a matter to be voted upon. It is possible in such circumstances that LSV’s use of pre-population and automated voting could result in votes being cast that do not take into account such additional information. In order to address this concern, GLC actively monitors information sources for supplemental or updated information and has in place a system to allow for issuer feedback on its voting recommendations. Such updated information and feedback is considered by GLC and voting recommendations are modified as appropriate. LSV’s pre-populated votes would then also be automatically updated. GLC’s processes in this area are part of LSV’s review of their services as described below.
LSV conducts a number of periodic reviews to seek to ensure votes are cast in accordance with this policy and applicable GLC guidelines. In addition, on a semi-annual basis, LSV requires GLC to, among other things, provide confirmations regarding its policies and procedures and reporting on any changes to such policies and procedures. As part of such semi-annual process, LSV also obtains information regarding the capacity and competency of GLC to provide proxy advisory services to LSV.
In the voting process, conflicts can arise between LSV’s interests and that of its clients, or between clients’ interests due to each client’s objectives. In such situations, LSV will continue to vote the proxies in accordance with the recommendations of GLC based on each client’s applicable guidelines. A written record will be maintained explaining the reasoning for the vote recommendation. LSV also monitors GLC’s conflicts of interest policies and procedures on a periodic basis.

LSV may be unable or may choose not to vote proxies in certain situations. For example, and without limitation, LSV may refrain from voting a proxy if (i) the cost of voting the proxy exceeds the expected benefit to the client, (ii) LSV is not given enough time to process the vote, (iii) voting the proxy requires the security to be “blocked” or frozen from trading or (iv) it is otherwise impractical or impossible to vote the proxy, such as in the case of voting a foreign security that must be cast in person.
Clients may receive a copy of this proxy voting policy and LSV’s voting record for their account by request. In addition, clients are sent a copy of their respective guidelines and a summary of other available options on an annual basis and may elect to change their guidelines at any time. LSV will additionally provide any mutual fund for which LSV acts as adviser or sub-adviser, a copy of LSV’s voting record for the fund so that the fund may fulfill its obligation to report proxy votes to fund shareholders.
LSV may modify this policy and use of GLC from time to time.
Recordkeeping.
LSV will retain:
1.
Copies of its proxy voting policies and procedures.
2.
A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or available on EDGAR).
3.
A record of each vote cast on behalf of a client (maintained by the proxy voting service).
4.
A copy of any document created that was material to the voting decision or that memorializes the basis for that decision (maintained by the proxy voting service).
5.
A copy of clients’ written requests for proxy voting information and a copy of LSV’s written response to a client’s request for proxy voting information for the client’s account.
LSV will ensure that it may obtain access to the proxy voting service’s records promptly upon LSV’s request.
The above listed information is intended to, among other things, enable clients to review LSV’s proxy voting procedures and actions taken in individual proxy voting situations.
LSV will maintain required materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place.
Consideration of Environmental, Social and Governance Factors
LSV became a signatory to the Principles for Responsible Investment (“PRI”) in April 2014. GLC is also a signatory to the PRI. The PRI provides a framework, through its six principles, for consideration of environmental, social and governance (“ESG”) factors in portfolio management and investment decision-making. The six principles ask an investment manager, to the extent consistent with its fiduciary duties, to seek to: (1) incorporate ESG issues into investment analysis and decision-making processes; (2) be an active owner and incorporate ESG issues into its ownership policies and practices; (3) obtain appropriate disclosure on ESG issues by the entities in which it invests; (4) promote acceptance and implementation of the PRI principles within the investment industry; (5) work to enhance its effectiveness in implementing the PRI principles; and (6) report on its activities and progress toward implementing the PRI principles. Voting in favor of effective disclosure and governance of ESG issues is incorporated into GLC’s standard guidelines, as well as a supplement GLC maintains for shareholder initiatives. GLC’s climate guidelines are substantially similar, but go further to encourage enhanced disclosure of climate-related governance measures, risk mitigation, and metrics or targets. Through utilizing these GLC guidelines, LSV incorporates ESG issues into its proxy voting decision-making processes. Further, through GLC, LSV is able to offer ESG-focused guidelines that include an additional level of analysis on behalf of clients seeking to vote to encourage company actions that are consistent with widely-accepted enhanced ESG practices.

Cooke & Bieler, L.P.
Proxy Policy
Cooke & Bieler, L.P. has a fiduciary obligation to vote client proxies in the best interest of our clients –to protect and enhance the economic interests of the beneficial owner of the securities which are under our supervision. In determining how to vote on an issue, the firm will consider the opinion of management and the effect on the issuer’s business practices as part of analyzing the effect on shareholder value. In addition, Cooke & Bieler will consider the voting recommendations of third parties, such as proxy services firms or other organizations or associations (e.g., the AFL-CIO, RMG or Glass Lewis), but these recommendations are not determinative. The firm will also consider the views of third parties when revising its proxy voting policies, procedures or guidelines.
Cooke & Bieler utilizes the services of an outside proxy firm, currently Broadridge, to act as agent for the proxy process and to maintain records of proxy votes for our clients. In addition, Glass Lewis provides the firm research on proxy votes. In the rare situation where a custodian does not have a relationship with Broadridge, we may use a different proxy voting vendor but continue to use Glass Lewis as the research provider. Proxy statements are thoroughly reviewed by the portfolio manager most familiar with the company to ensure that proxies are voted in the best interest of our clients. Cooke & Bieler defines the best interest of the client to mean the best economic interest of the shareholders of the company.
The following guidelines have been established to ensure voting which is consistent with our fiduciary responsibility. While we follow the guidelines listed below, each vote is ultimately cast on a case-by-case basis, taking into consideration all the relevant facts and circumstances at the time of the vote.
I. The Board of Directors
A.
Voting on Director Nominees in Elections
Votes on director nominees are made on a case-by-case basis, examining the following factors:
º
long-term corporate performance and stock price
º
composition of board and key board committees
º
nominee’s attendance at meetings
º
track record
º
if contested- background of proxy contest, qualifications of both slates of nominees, what they are offering and likelihood objectives can be met
B.
Separation of Chairman and CEO
We believe in most cases, an independent chairman is better suited to oversee the board and the company’s management, assess performance and ensure that shareholder interests are being served. However sometimes we believe that the individual is capable of fulfilling both roles especially when the company’s performance has been strong under the leadership of this individual. We vote case-by-case on shareholder proposals asking that the chairman and CEO positions be separated (independent chairman).
C.
Majority of Independent Directors
We generally vote for shareholder proposals that request that the board be comprised of a majority of independent directors. We believe that a majority of independent directors helps to facilitate objective decision making and enhances accountability to shareholders.
D.
Stock Ownership Requirements
We typically vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board. Requiring stock ownership may limit the number of persons qualified to be on the board. We believe a director can serve the company well regardless of the extent of his or her ownership.
E.
Term of Office
We vote against shareholder proposals to limit the tenure of outside directors because this may result in prohibiting the service of directors who significantly contribute to the company’s success and represent shareholders’ interest effectively.

F.
Director and Officer Indemnification and Liability Protection
Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.
We vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.
We vote against indemnification proposals that would expand coverage beyond legal expenses to include acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
We vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and (2) only if the director’s legal expenses would be covered.
G.
Requiring Majority Voting for Election of Directors
We typically vote for requiring majority voting for election of directors
II. Proxy Contests
A.
Reimburse Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis. We believe reimbursement of solicitation expenses may encourage abuse by special interests at the expense of the majority of shareholders.
III. Auditors
A.
Ratifying Auditors
We generally vote for ratifying auditors unless they have a financial interest in or association with the company, and are therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position; or finally if non-audit service fees are excessive.
IV. Proxy Contest Defenses
A.
Board Structure: Staggered vs. Annual Elections
We vote against proposals to classify the board.
We vote for proposals to repeal classified boards and to elect all directors annually.
B.
Cumulative Voting
We review on a case-by-case basis proposals to permit/eliminate cumulative voting. We weigh the positive of enhancing the ability of minority shareholders to concentrate support with the negative that this may be used destructively by a minority of shareholders with extreme points of view. We consider:
•
Historical shareholder-friendliness of said corporation;
•
Past dealings with minority shareholders;
•
Conflicts of interest
C.
Shareholder Ability to Call Special Meetings
We review on a case-by-case basis proposals to permit/eliminate shareholder’s ability to call special meetings. We consider how shareholder friendly the company is as we believe this right may be abused by special interests at the expense of the majority of shareholders.

V. Tender Offer Defenses
A.
Poison Pills
We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
We review on a case-by-case basis shareholder proposal to redeem or ratify a company’s poison pill. We consider the trigger, value of the NOLs, terms and conditions, and shareholder protection mechanisms.
B.
Fair Price Provisions
We review on a case-by-case basis fair price proposals. We evaluate vote required to approve the proposed acquisition, the vote required to repeal the fair price provisions, and the mechanism for determining the fair price.
C.
Supermajority Shareholder Vote Requirement
We vote against management proposals to require a supermajority shareholder vote.
We vote for shareholder proposals to lower supermajority shareholder vote requirements.
VI. Capital Structure
A.
Common Stock Authorization
We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue. We will make an assessment regarding:
•
the need for the increase;
•
the percentage increase with respect to the existing authorization;
•
voting rights of the stock;
•
overall capitalization structures;
•
board’s governance structure and practices;
•
whether company is in danger of being de-listed or if going concern is an issue.
B.
Stock Splits
We will vote for management proposals to implement a stock split.
C.
Reverse Stock Splits
We vote for management’s proposals to implement a reverse stock split. We will generally support a reverse stock split if management provides a reasonable justification for the split and if the reverse stock split would proportionately reduce number of authorized shares.
D.
Preemptive Rights
We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
E.
Share Repurchase Programs
We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
F.
Approve Distribution of Dividend
We typically vote for management proposals to distribute a dividend in which the financial stability of the company will not be affected.

VII. Compensation
We analyze executive and director compensation plans on a case-by-case basis. Viable compensation programs are designed to attract, retain and motivate talented executives and outside directors, but are also subject to abuse by entrenched managements. In evaluating a pay plan, we weigh the need to attract and retain qualified people against the implications for dilution and transfer of shareholder wealth.
A.
Shareholder Proposals to Limit Executive and Directors Pay
We review all shareholder proposals that seek additional disclosure of executive and director pay information on a case-by-case basis.
We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.
B.
Golden and Tin Parachutes
We vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
We review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.
C.
Employee Stock Ownership Plans (ESOPs)
We vote review on a case-by-case basis proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs.
D.
401(k) Employee Benefit Plans
We vote for proposals to implement a 401(k) savings plan for employees since this will help attract and retain quality personnel.
E.
Pay for Superior Performance
We vote for proposals that reward executives for performance. We typically consider the following factors:
•
type of industry
•
stage of business cycle
•
appropriateness of current incentive programs
•
performance of company with current incentive program
F.
Restrictions on Golden Coffin Compensations
We vote for proposals calling companies to adopt policies that require obtaining shareholder approval for payments after the death of a senior executive We typically vote for proposals that reduce the use of golden coffin type payments.
G.
Limit Supplemental Executive Retirement Plans (SERPs)
We generally vote for proposals that require putting extraordinary benefits contained in SERP agreements to shareholder vote.
We also generally vote for shareholder proposals requesting to limit extraordinary executive benefits provided under company’s SERP.
H.
Advisory Vote on Executive Compensation
We generally vote for shareholder proposals that call for non-binding shareholder ratification of compensation of executive officers.
I.
Stock Retention/Holding Period Requirements
We evaluate on a case by case basis shareholder proposals asking companies to adopt policies requiring executive officers to retain a certain percentage of shares acquired while employed at the company. We consider the following factors:
•
actual officer stock ownership
•
degree to which current requirements differ from proponent’s suggested holding period/retention ratio

•
current and past problematic pay practices
J.
Tax Gross-Up Proposals
We generally vote against proposals calling for companies to adopt a policy providing tax gross-up payments to executives.
K.
Frequency of Advisory Votes on Executive Compensation
We generally vote for proposals modifying the frequency to annually for advisory votes on executive compensation.
VIII. State of Incorporation
A.
Voting on State Takeover Statues
We review on a case-by-case basis proposals to opt out of state takeover statutes. We consider the following factors:
•
the power the statute vests with the issuer’s board;
•
the potential for the statute to empower the board to negotiate a better deal for shareholders;
•
provisions incorporated.
B.
Voting on Reincorporation Proposals
Proposals to change a company’s state of incorporation are examined on a case-by-case basis. A company may choose to reincorporate under the laws of a different state for many reasons, including:
•
taxation;
•
comparison of corporation laws of original state and destination state
•
the level of corporate experience of the state court;
•
reason for reincorporation
•
comparison of company’s governance practices and provisions prior to and following reincorporation.
IX. Mergers and Corporate Restructurings
A.
Mergers and Acquisitions
Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account the following:
•
anticipated financial and operating benefits;
•
offer price (cost vs. premium);
•
prospects of the combined companies;
•
how the deal was negotiated; and
•
changes in corporate governance and their impact on shareholder rights.
B.
Corporate Restructuring
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyout, spin-offs, liquidations and asset sales are considered on a case-by-case basis with the following considerations:
•
dilution of existing shareholder’s position
•
terms of the offer
•
financial and control issues

•
conflicts of interest
C.
Spin-offs
Votes on spin-offs are considered on a case-by-case basis depending on:
•
tax and regulatory advantages
•
planned use of sale proceeds
•
market focus
•
managerial incentives
•
corporate governance changes
•
capital structure changes
•
conflicts of interest
X. Lobbying and Political Donations
Votes on lobbying and political donations are considered on a case-by-case basis depending on:
•
the polity in question
•
the expenses of the operation
•
the possibility of corruption
•
the type of business
XI. Social and Environmental Issues
We believe companies face real financial, regulatory and reputational risks from their environmental and social practices and thoughtful management of these issues is important for the creation of shareholder value over the long-term. We expect the managements and boards of the companies in which we invest to address these issues as part of their overall risk control and firm management responsibilities.
We will typically vote for disclosure reports that seek additional information that is not available elsewhere and that is not proprietary, particularly when it appears that companies have not adequately addressed shareholder’s social and environmental concerns. We will generally vote against proposals we deem duplicative, overly burdensome or unlikely to further the long-term economic interests of shareholders.
In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:
•
whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;
•
whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•
whether the proposal itself is well framed and reasonable;
•
whether implementation of the proposal would achieve the objectives sought in the proposal;
•
what other companies have done in response to the issue;
•
any recent related fines, controversies, or litigations.

XII. Conflicts of Interest
Conflicts between the firm and its clients on proxy-related issues are rare. If Cooke & Bieler, L.P. has a material conflict of interest, the following four-step process will be used to address the conflict. The first step is to identify those issuers where Cooke & Bieler has a significant business or personal/family relationship that could give rise to a conflict of interest. The second step is to identify those proxy proposals where the conflict of interest may be material. The third step is to identify whether Glass Lewis also has a conflict of interest. If Glass Lewis does not have a conflict of interest, we will vote according to Glass Lewis. If Glass Lewis does have a conflict of interest we will identify another unaffiliated third party to vote the proposals according to. The fourth step is to document the conflict of interest and the resolution of the conflict.
(1)
Identifying Those Issuers with which Cooke & Bieler May Have a Conflict of Interest
Cooke & Bieler will identify issuers with which it may have a conflict of interest and maintain a list of such issuers.
a.) Significant Business Relationships –Cooke & Bieler will maintain a list of issuers with which we may have a significant business relationship, for example, where we also manage a pension plan whose management is soliciting proxies. For this purpose, a “significant business relationship” is one that: (1) represents 5% or $1,000,000 of Cooke & Bieler’s revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to Cooke & Bieler but is otherwise determined by us to be significant, for example:
•
Cooke & Bieler has a significant relationship with a particular company which may create an incentive for Cooke & Bieler to vote in favor of management.
b.) Significant Personal/Family Relationships –Cooke & Bieler will identify issuers with which its employees who are involved in the proxy voting process may have a significant personal/family relationship. For this purpose, a “significant personal/family relationship” is one that would be reasonably likely to influence how Cooke & Bieler votes proxies. To identify any such relationships, we will obtain information on an annual basis about any significant personal/family relationship between any employees of Cooke & Bieler who is involved in the proxy voting process.
c.) Contact with Proxy Voting Employees –Cooke & Bieler will attempt to prevent employees who are not involved in the proxy voting process from trying to influence how Cooke & Bieler votes any proxy. If a person employed by Cooke & Bieler and not involved in the proxy voting process contacts anyone for the purpose of influencing how a proxy is voted, the member will immediately contact the Compliance Officer who will determine: (1) whether Cooke & Bieler should now treat the proxy in question as one involving a material conflict of interest; and (2) if so, anyone who was contacted should remove himself/herself from all further matters regarding the proxy.
d.) Duties of the Proxy Voting Employees –Cooke & Bieler has a duty to make reasonable investigation of information relating to conflicts of interest. Absent actual knowledge, we are not required to investigate possible conflicts involving Cooke & Bieler where the information is non-public or otherwise not readily available.
In connection with the consideration of any proxy voting matters under this policy, employees who vote proxies have a duty to disclose any material conflicts of interest of which the member has actual knowledge but which have not been identified pursuant to this policy.
(2)
Identifying Those Proxy Proposals Where Cooke & Bieler’s Conflict is Material
If Cooke & Bieler receives a proxy relating to an issuer with which it has a conflict of interest (as determined above), Cooke & Bieler will then determine whether the conflict is “material” to any specific proposal included within the proxy. If not, then Cooke & Bieler can vote the proxy in accordance with its proxy voting procedures; if so, Cooke & Bieler will vote according to an independent third party, currently Glass Lewis, after confirming that they do not have a conflict of interest.
a.) Routine Proxy Proposals –Proxy proposals that are “routine” shall be presumed not to involve a material conflict of interest for Cooke & Bieler, unless they have actual knowledge that a routine proposal should be treated as material. For this purpose, “routine” proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.
b.) Non-Routine Proxy Proposals –Proxy proposals that are “non-routine” shall be presumed to involve a material conflict of interest for Cooke & Bieler, unless the firm determines that Cooke & Bieler’s conflict is unrelated to the proposal in question. For this purpose, “non-routine” proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

c.) Determining that a Non-Routine Proposal is Not Material –As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the firm may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, they must conclude that a proposal is not directly related to Cooke & Bieler’s conflict with the issuer. The firm shall record in writing the basis for any such determination.
(3)
Determining How to Vote Proxies Involving a Material Conflict of Interest
For any proposal where Cooke & Bieler has a material conflict of interest, we will vote according to an independent third party, currently Glass Lewis, to vote the specific proposals that involve a conflict. If it is determined that the independent third party also has a conflict, we will identify another unaffiliated third party to vote the specific proposals.
These procedures are designed to ensure that all proxies are voted in the best interests of clients and not the product of the conflict.
(4)
Proxy Voting Process
1.
Broadridge will reroute proxy materials for our clients that were historically sent to custodian banks and incorporate that information onto the ProxyEdge system.
2.
Broadridge will determine client accounts that receive ballots and match the ballots to the correct account.
3.
The designated proxy person forwards all meeting material, including agenda items and Glass Lewis research as well as Taft Hartley research, to the responsible analyst for review.
4.
Absent material conflicts, the responsible analyst will determine how the firm should vote the proxy in the best interest of our clients.
5.
The designated proxy person will vote the proxy according to the analyst’s directions on a secure proprietary website, ProxyEdge.
6.
If any physical ballots are received at our offices on behalf of our clients, these ballots will be forwarded to the designated proxy person and voted accordingly through www.proxyvote.com.
(5)
Responsibilities
Broadridge is responsible for notifying Cooke & Bieler in advance of the meeting; providing the appropriate proxies to be voted; and for maintaining records of proxy statements received and votes cast.
The compliance officer is responsible for: maintaining the proxy policies and procedures; determining when a potential conflict of interest exists (see examples above); maintaining records of all communications received from clients requesting information on how their proxies were voted; and notifying clients how they can obtain voting records and policies and procedures.
The operations department is responsible for: determining which accounts Cooke & Bieler has proxy voting responsibilities for; obtaining the appropriate guidance from the portfolio manager on how to vote; and maintaining documents created that were material to the voting.

PZENA INVESTMENT MANAGEMENT, LLC
Proxy Voting
Revised July 2021
Introduction
As a registered investment adviser and fiduciary, Pzena Investment Management, LLC (“PIM”) exercises our responsibility, where applicable, to vote in a manner that, in our judgement, is solely in the client’s best interest and will maximize long-term shareholder value. The following policies and procedures have been established to ensure decision making consistent with PIM’s fiduciary responsibilities and applicable regulations under the Investment Company Act, Advisers Act, and ERISA.
General Approach
Each proxy that comes to PIM to be voted shall be evaluated per the prudent process described below, in terms of what is in the best interest of our clients. We deem the best interest of clients to be solely that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). We will not subordinate the interests of our clients to any non-pecuniary interests nor will we promote non-pecuniary benefits or goals unrelated to our clients’ long-term financial interests.
PIM’s standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client’s account. Where PIM has voting responsibility on behalf of a client, and absent any client specific instructions, we generally follow the Voting Guidelines (“Guidelines) set forth below. These Guidelines, however, are not intended as rigid rules and do not cover all possible proxy topics. Each proxy issue will be considered individually and PIM reserves the right to evaluate each proxy vote on a case-by-case basis, as long as voting decisions reflect what is in the best interest of our clients.
To the extent that, in voting proxies for an account subject to ERISA, PIM determines that ERISA would require voting a proxy in a manner different from these Guidelines, PIM may override these Guidelines as necessary in order to comply with ERISA. Additionally, because clients, including ERISA clients, do not pay any additional fees or expenses specifically related to our proxy voting, there is not a need to consider the costs related to proxy voting impacting the value of an investment or investment performance.
In those instances where PIM does not have proxy voting responsibility, we shall forward any proxy materials to the client or to such other person as the client designates.
Proxy Voting Limitations
While, subject to the considerations discussed above, PIM uses our best efforts to vote proxies, in certain circumstances it may be impractical or impossible to do so. Such instances include but are not limited to share blocking, securities lending, if PIM concludes that abstention is in our clients’ economic interests and/or the value of the portfolio holding is indeterminable or insignificant.
Voting Guidelines
The following Voting Guidelines summarize PIM’s positions on various issues of concern to investors and give an indication of how portfolio securities generally will be voted. These Guidelines are not exhaustive and do not cover all potential voting issues or the intricacies that may surround individual proxy votes. Actual proxy votes may also differ from the Guidelines presented, as we will evaluate each individual proxy on its own merit.
It is also worth noting that PIM considers the reputation, experience and competence of a company’s management and board when it researches and evaluates the merits of investing in a particular security. In general, PIM has confidence in the abilities and motives of the board and management of the companies in which we invest.
1)
ROUTINE BUSINESS
PIM will typically vote in accordance with the board and management on the items below and other routine issues when adequate information on the proposal is provided.
i.
Change in date and place of annual meeting (if not associated with a takeover);
ii.
Change in company name;
iii.
Approval of financial statements;

iv.
Reincorporation (unless to prevent takeover attempts);
v.
Stock splits; or
vi.
Amend bylaws/articles of association to bring in line with changes in local laws and regulations.
PIM will oppose vague, overly broad, open-ended, or general “other business” proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.
2)
CAPITAL STRUCTURE
Stock Issuance
PIM will consider on a case-by-case basis all proposals to increase the issuance of common stock, considering company-specific factors that include, at a minimum:
i.
Past board performance (use of authorized shares during the prior three years);
ii.
Stated purpose for the increase;
iii.
Risks to shareholders of not approving the request; or
iv.
Potential dilutive impact.
PIM will generally vote for such proposals (without preemptive rights) up to a maximum of 20% more than currently issued capital over a specified period, while taking into account management’s prior use of these preemptive rights. PIM will, however, vote against such proposals if restrictions on discounts are inadequate and/or the limit on the number of times the mandate may be refreshed are not in line with local market practices.
3)
AUDIT SERVICES
PIM is likely to support the approval of auditors unless,
i.
Independence is compromised;
ii.
Non-audit (“other”) fees are greater than the sum of the audit fees1, audit-related fees2 and permissible tax fees3;
iii.
There is reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
iv.
Serious concerns about accounting practices are identified such as fraud, misapplication of Generally Accepted Accounting Principles (“GAAP”) and material weaknesses identified in Section 404 disclosures of the Sarbanes-Oxley Act of 2002.
PIM will also apply a case-by-case assessment to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.
1
Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with the SEC; or
2
Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards.
3
Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)
4)
COMPENSATION

PIM supports reasonable incentive programs designed to attract and retain key talent. PIM typically supports management’s discretion to set compensation for executive officers, so long as the plan aligns management and shareholder interests. PIM evaluates each plan in detail to assess whether the plan provides adequate incentive to reward long-term performance and the impact on shareholder value (e.g. dilution).
Say on Pay
PIM prefers a shareholder vote on compensation plans to provide a mechanism to register discontent with the plan itself or management team performance. As long as such proposals are non-binding and worded in a generic manner (unrestrictive to actual company plans), PIM will support them. In evaluating these proposals, PIM will generally consider, at minimum: company performance, pay practices relative to industry peers, potentially problematic pay practices and/or past unresponsive behavior.
Circumstances where PIM may oppose these proposals include:
i.
Restricts the company’s ability to hire new, suitable management; or
ii.
Restricts an otherwise responsible management team in some other way harmful to the company.
Pay for Performance
PIM will generally support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. Maintaining appropriate pay-for-performance alignment means executive pay practices must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. Our evaluation of this issue will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; equity-based plan costs; and dilution.
Incentive Options
PIM is generally supportive of incentive options that provide the appropriate degree of pay-for-performance alignment (as per the above) and are therefore in shareholder best interest. PIM will vote on a case-by-case basis depending on certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa.
However, the following would generally cause PIM to vote against a management incentive arrangement:
i.
The proposed plan is in excess of 10% of shares;
ii.
Company has issued 3% or more of outstanding shares in a single year in the recent past;
iii.
The new plan replaces an existing plan before the existing plan’s termination date and some other terms of the new plan are likely to be adverse to the maximization of investment returns; or
iv.
The proposed plan resets options, or similarly compensates executives, for declines in a company’s stock price. This includes circumstances where a plan calls for exchanging a lower number of options with lower strike prices for an existing larger volume of options with high strike prices, even when the option valuations might be considered the same total value. However, this would not include instances where such a plan seeks to retain key executives who have been undercompensated in the past.
Golden Parachutes / Severance Agreements
PIM will vote on a case-by-case basis, considering at minimum existing change-in-control arrangements maintained with named executive officers and new or extended arrangements.
PIM will generally vote against such proposals if:
i.
The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company’s industry;
ii.
The proposed parachute or severance arrangement is considerably more financially attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive’s then current compensation shall be voted against; or

iii.
The triggering mechanism in the proposed arrangement is solely within the recipient’s control (e.g., resignation).
Tax Deductibility
Votes to amend existing plans to increase shares reserved and to qualify for tax deductibility under the provisions of Section 162(m) should be considered on a case-by-case basis, considering the overall impact of the amendment(s).
Pay Peer Groups
PIM prefers that compensation peer groups are based on the industry not size, revenue or balance sheet.
5)
BOARD
Director Elections
PIM will generally evaluate director nominees individually and as a group based on our assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character. PIM will apply a case-by-case approach to determine whether to vote for or against directors nominated by outside parties whose interests may conflict with our interests as shareholders, regardless of whether management agrees with the nomination.
Board Independence
PIM generally will withhold votes from or vote against any insiders on audit, compensation or nominating committees, and from any insiders and affiliated outsiders on boards that are not at least majority independent. PIM also prefers companies to have compensation and audit committees composed of entirely independent directors.
PIM may vote in favor of any such directors in exceptional circumstances where the company has shown significant improvement.
Board Size
PIM believes there is no optimal size or composition that fits every company. However, PIM prefers that the number of directors cannot be altered significantly without shareholder approval; otherwise potentially allowing the size of the board to be used as an anti-takeover defense.
Board Tenure
PIM believes that any restrictions on a director’s tenure, such as a mandatory retirement age or length of service limits, could harm shareholder interests by forcing experienced and knowledgeable directors off the board. However, PIM prefers that boards do not have more than 50% of members serving for longer than ten years to avoid board entrenchment and ‘group-think’.
Chairman/CEO
PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on our assessment of the strength of the company’s governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements. When the positions of Chairman and CEO are combined, PIM prefers that the company has a lead independent director to provide some independent oversight.
Cumulative Voting
PIM will generally vote against proposals to establish cumulative voting, as this leads to misaligned voting and economic interest in a company. PIM will, however, vote in favor of proposals for cumulative voting at controlled companies where insider voting power is ˃ 50%.
Director Over-Boarding
PIM will vote such proposals on a case-by-case basis but prefers that directors do not sit on more than three additional boards. In evaluating these proposals PIM will consider, at minimum, management tenure, director business expertise and director performance.

Classified Boards
PIM generally opposes classified boards because this makes a change in board control more difficult and hence may reduce the accountability of the board to shareholders. However, these proposals will be evaluated on a case-by-case basis and will consider, at minimum, company and director performance.
Board Diversity
PIM is generally supportive of a diverse board (age, race, gender etc.) that is representative of its customers and stakeholders. That said, PIM does not believe in board quotas or any restrictions on director tenure that could harm shareholder interests by preventing qualified board candidates from being nominated or forcing experienced or knowledgeable directors off the board.
6)
SHAREHOLDER RIGHTS
In general PIM does not support any proposals designed to limit shareholder rights; below we have outlined some of the issues we consider most important.
Special Meetings
PIM generally supports proposals enabling shareholders to call a special meeting of a company so long as at least a 15% threshold with a one-year holding period is necessary for shareholders to do so. However, on a case-by-case basis, a 10% threshold may be deemed more appropriate should particular circumstances warrant; for example, in instances where executive compensation or governance has been an issue for a company.
One Share, One Vote
PIM is generally opposed to proposals to create dual-class capitalization structures as these provide disparate voting rights to different groups of shareholders with similar economic investments.
However, PIM will review proposals to eliminate a dual-class structure on a case-by-case basis, considering, at minimum, management’s prior record.
Supermajority
PIM does not support supermajority voting provisions with respect to corporate governance issues unless it would be in the best interest of shareholders. In general, vesting a minority with veto power over shareholder decisions could deter tender offers and hence adversely affect shareholder value.
Proxy Access
PIM will assess these proposals on a case-by-case basis, but generally supports proxy access proposals that include an ownership level and holding period of at least 3% for three years or 10% for one year.
7)
SOCIAL/ENVIRONMENTAL
PIM will consider environmental and social proposals on their own merits and make a case-by-case assessment. PIM will consider supporting proposals that address material issues if we believe they will protect and/or enhance the long-term value of the company.
While PIM is generally supportive of resolutions seeking additional ESG disclosures, such proposals will be evaluated on a case-by-case basis, taking into consideration whether the requested disclosure is material, incremental and of reasonable cost to the business.
8)
ANTI-TAKEOVER
PIM generally supports anti-takeover measures that are in the best interest of shareholders and does not support anti-takeover measures such as poison pills that entrench management and/or thwart maximization of investment returns.
Roles & Responsibilities
Role of ISS

PIM has engaged Institutional Shareholder Services (“ISS”) to provide a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our client portfolios. In engaging and continuing to engage ISS, PIM has determined that, where applicable, ISS proxy voting guidelines are consistent with ERISA’s fiduciary duties including that the votes are made in the best interest of our clients, focus on yielding the best economic results for our clients. ISS also votes, records and generates a voting activity report for our clients and assists us with recordkeeping and the mechanics of voting. In no circumstance shall ISS have the authority to vote proxies except in accordance with standing or specific instructions given to it by PIM. PIM retains responsibility for instructing ISS how to vote, and we still apply our own Guidelines as set forth herein. PIM does not utilize pre-population or automated voting except as a safeguard mechanism designed to ensure that, in the unlikely event that we fail to submit vote instructions for a particular proxy, our shares will still get voted. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with our Guidelines (when they specifically cover the item being voted on), and to refer all other items back to PIM for instruction (when there is no PIM policy covering the vote).
When voting a proxy for a security that PIM’s Research team does not cover, we will vote in accordance with our Guidelines (when they specifically cover the item being voted on) and defer to ISS’s recommendations on all other items.
Periodically, PIM’s Vendor Management Committee conducts a due diligence review of ISS, through which it reviews and evaluates certain key policies and procedures submitted to us by ISS. On a quarterly basis, PIM reviews proxy voting reports for a sample of accounts by comparing and reconciling them against one another and against our internal holdings information for those accounts. PIM also samples and reviews proxy votes when testing our Proxy Voting Policy, as part of our regular compliance testing procedures. Further, PIM reviews ISS’ procedures for receiving additional information from issuers after a proxy has been sent, incorporating that information into its recommendations, and sending that information and/or updated recommendations to PIM.
Role of Analyst
The analyst who is responsible for covering the company also votes the associated proxies since they have first-hand in-depth knowledge of the company. In evaluating proxy issues, the analyst will utilize a variety of sources to help come to a decision:
i.
Information gathered through in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes regular external engagements with senior management of portfolio companies and internal discussions with Portfolio Managers (“PMs”) and the Chief Investment Officer (“CIO”), as needed;
ii.
ISS reports to help identify and flag factual issues of relevance and importance;
iii.
Information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services; or
iv.
Where applicable, any specific guidelines designated in writing by a client.
Proxy Voting Committee
To help make sure that PIM votes client proxies in accordance with our fiduciary obligation to maximize shareholder value, we have established a Proxy Voting Committee (“the Committee”) which is responsible for overseeing the Guidelines. The Committee consists of representatives from Legal and Research, including our Chief Compliance Officer (“CCO”), Director of Research (“DOR”), and at least one PM (who represents the interests of all PIM’s portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The Committee will meet at least once annually and as often as necessary to oversee our approach to proxy voting.
The DOR is responsible for monitoring the analyst’s compliance with the Guidelines, the CCO is responsible for monitoring overall compliance with these procedures and an internally-designated “Proxy Coordinator” is responsible for day-to-day proxy voting activities.
Conflicts of Interest
PIM is sensitive to conflicts of interest that may arise in the proxy voting process. PIM believes that application of the Guidelines should, in most cases, adequately address any potential material conflicts of interest. However, if an actual or potential conflict of interest has been identified, PIM has put in place a variety of different mitigation strategies as outlined below.
A potential material conflict of interest could exist in the following situations:
i.
PIM manages any pension or other assets affiliated with a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios;

ii.
PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; or
iii.
A PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.
If a potential material conflict of interest exists, the following procedures will be followed:
i.
If our proposed vote is consistent with the Guidelines, above, we will vote in accordance with our proposed vote;
ii.
If our proposed vote is inconsistent with or not covered by our Guidelines, but is consistent with the recommendations of ISS, we will vote in accordance with ISS recommendations; and
iii.
If our proposed vote is inconsistent with or not covered by our Guidelines, and is inconsistent with the recommendations of ISS, the CCO and the DOR (or their respective designees) (the “Conflicts Committee”) will review the potential conflict and determine whether the potential conflict is material.
a.
If the Conflicts Committee determines that the potential conflict is not material, we will vote in accordance with the proposed vote.
b.
If the Conflicts Committee determines the potential conflict is material, the Conflicts Committee will review the proposed vote, the analysis and rationale for the vote recommendation, the recommendations of ISS and any other information the Conflicts Committee may deem necessary in order to determine whether the proposed vote is reasonable and not influenced by any material conflicts of interest. The Conflicts Committee may seek to interview the research analysts or portfolio managers or any other party it may deem necessary for making its determination.
i.
If the Conflicts Committee determines the proposed vote is reasonable and not influenced by any conflicts of interest, we will vote in accordance with our proposed vote.
ii.
If the Conflicts Committee cannot determine that the proposed vote is reasonable and not influenced by any conflict of interest, the Conflicts Committee will determine the best course of action in the best interest of the clients which may include deferring to the ISS recommendation or notifying each client who holds the relevant securities of the potential conflict, to seek such client’s voting instruction.
On an annual basis, we will review and assess the conflicts policies and Code of Conduct that ISS posts on its website for sufficiency in addressing potential conflict of interest, self-dealing and improper influence issues that may affect voting recommendations by ISS. PIM will also periodically review samples of ISS’ recommendations for voting proxies, after the vote has occurred, to ensure that ISS’ recommendations are consistent with ISS’ proxy voting guidelines, as applicable. PIM’s analysts also incorporate information regarding ISS’ potential conflicts of interest into their process when evaluating and voting proxies, and on a quarterly basis, our DOR reviews an updated list of ISS’ significant client relationships.
Other Situations
Client Conflict
Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios, the following guidance should be followed:
i.
The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an analyst’s determination whether a vote for or against a proposal is in the best interest of our clients.
ii.
Where PIM determines that it is in the best interest of our clients to vote against that proposal, a designated member of PIM’s client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client’s proxy differently than it is voting the proxies of our other clients.
iii.
If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM’s total assets under management, and PIM has determined that it is in the best interest of our clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within three business days of delivery of such disclosure, PIM will be free to vote such client’s proxy as stated in such disclosure.
Analyst Conflict
If the analyst voting the proxy also beneficially owns shares of the company in his/her personal trading accounts, they must notify the Proxy Coordinator and the DOR must sign off on the analyst’s votes for that company. It is the responsibility of each analyst to disclose such personal interest and obtain such approval. Any other owner, partner, officer, director, or employee of PIM who has a personal or financial interest in the outcome of the vote is prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.
Voting Procedures
If an analyst desires to vote contrary to the Guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the analyst will discuss the vote with the CIO, and/or DOR and/or a PM for the strategy in which the security is held. The CIO, DOR and/or the PM, shall, in turn, determine how to vote the proxy based on the analyst’s recommendation and the long-term economic impact such vote will have on the securities held in client portfolios. If the CIO, DOR and/or the PM agree with the analyst’s recommendation and determine that a contrary vote is advisable the analyst will provide written documentation of the reasons for the vote.
Vote Processing
It is understood that PIM’s and ISS’ ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian’s and banks in updating their records and forwarding proxies. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.
Client Communication
PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. We also will update our ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.
Return Proxies
The CCO or designee shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes, unless not possible to do so due to late receipt or other exigent circumstances.
Corporate Actions
PIM is responsible for monitoring both mandatory (e.g. calls, cash dividends, exchanges, mergers, spin-offs, stock dividends and stock splits) and voluntary (e.g. rights offerings, exchange offerings, and tender offers) corporate actions. Operations personnel will ensure that all corporate actions received are promptly reviewed and recorded in PIM’s portfolio accounting system, and properly executed by the custodian banks for all eligible portfolios. On a daily basis, a file of PIM’s security database is sent to a third-party service, Vantage, via an automated upload which then provides corporate action information for securities included in the file. This information is received and acted upon by the Operations personnel responsible for corporate action processing. In addition, PIM receives details on voluntary and mandatory corporate actions from the custodian banks via email or online system and all available data is used to properly understand each corporate event.
Voluntary Corporate Actions
The Portfolio Management team is responsible for providing guidance to Operations on the course of action to be taken for each voluntary corporate action received in accordance with the standards described above for proxy voting, including, but not limited to, acting in the best interest of clients to maximize long-term shareholder value and yield the best economic results. In some instances, if consistent with such standards, the Portfolio Management team may maintain standing instructions on particular event types. As appropriate, Legal and Compliance may be consulted to determine whether certain clients may participate in certain corporate actions.

Operations personnel will then notify each custodian bank, either through an online interface, via email, or with a signed faxed document of the election selected. Once all necessary information is received and the corporate action has been vetted, the event is processed in the portfolio accounting system and filed electronically. A log of holdings information related to the corporate action is maintained for each portfolio in order to confirm accuracy of processing.
Class Actions
PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation.
Record Keeping
PIM or ISS, on PIM’s behalf, maintains (i) copies of the proxy materials received by PIM for client securities; (ii) records of proxies that were not received and what actions were taken to obtain them; (iii) votes cast on behalf of clients by account; (iv) records of any correspondence made regarding specific proxies and the voting thereof; (v) client requests for proxy voting information (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX); (vi) documents prepared by PIM to inform and/or memorialize a voting decision, including these policies and procedures and any documentation related to a material conflict of interest; and (vii) records of any deviations from broad Voting Guidelines. Such records will be maintained for a minimum of six years.
Policy Review
The Proxy Voting Committee reviews these Voting Guidelines and procedures at least annually and makes such changes as it deems appropriate, considering current trends and developments in corporate governance and related issues, as well as operational issues facing PIM and applicable regulations under the Investment Company Act, Advisers Act and ERISA.

JACKSON SQUARE PARTNERS, LLC
PROXY VOTING POLICY
EFFECTIVE FEBRUARY 1, 2022
Jackson Square is a registered investment adviser with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”). Jackson Square provides investment advisory services to various types of Clients such as registered and unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of institutional investors. Pursuant to the terms of an investment management agreement between Jackson Square and its Client or as a result of some other type of specific delegation by the Client, Jackson Square is often given the authority and discretion to vote proxies relating to the underlying securities which are held on behalf of such Client. Also, Clients sometimes ask Jackson Square to give voting advice on certain proxies without delegating full responsibility to Jackson Square to vote proxies on behalf of the Client. Jackson Square has adopted the following Proxy Voting Policy and Procedures (the “Procedures”) in order to ensure that Jackson Square votes proxies or gives proxy voting advice that is in the best interests of its Clients.
Proxy Committee
To help make sure that Jackson Square votes Client proxies in accordance with the Procedures and in the best interests of Clients, Jackson Square has established a Proxy Committee (the “Committee”), which is responsible for overseeing the firm’s proxy voting process. The Committee consists of the following persons:
•
Chief Compliance Officer;
•
Representatives from the portfolio management team. The person(s) representing the portfolio management team on the Committee may change from time to time.
The Committee meets as necessary to help Jackson Square fulfill its duties to vote proxies for Clients, but in any event, will meet at least quarterly to discuss various proxy voting issues.
Proxy Voting Procedures
One of the main responsibilities of the Committee is to review and approve on a yearly basis the Procedures, which are based on proxy voting guidelines established by Institutional Shareholder Services Inc. (“ISS”). The Procedures are usually reviewed during the first quarter of the calendar year before the beginning of the “proxy voting season” and may also be reviewed at other times of the year, as necessary.
When reviewing the Procedures, the Committee looks to see if the Procedures are consistent with the firm’s goal of voting in the best interests of Clients and maximizing the value of the underlying shares being voted on by Jackson Square. The CCO will also review the Procedures to determine whether they are implemented effectively. The Committee may also consider whether it should adopt and implement different voting policies for certain Clients. The Committee also reviews the Procedures to make sure that they comply with any new rules or guidance promulgated by the SEC or other relevant regulatory bodies. After the Procedures are approved by the Committee, Jackson Square votes proxies or gives advice on voting proxies generally in accordance with such Procedures, although in certain cases, the portfolio management team may direct a particular proxy to be voted contrary to the Procedures if the portfolio management team believes that such a vote would better serve the Client’s best interests.
In order to facilitate the process of voting proxies, Jackson Square has contracted with ISS. Both ISS and the Client’s custodian monitor corporate events for Jackson Square. Jackson Square gives an authorization and letter of instruction to the Client’s custodian who then forwards proxy materials it receives to ISS so that ISS (after following the process set forth below) may vote the proxies. On approximately a monthly basis, Jackson Square will send ISS an updated list of Client accounts and security holdings in those accounts, so that ISS can update its database and be aware of which proxies it will need to vote on behalf of Jackson Square’s Clients. If needed, the Committee has access to these records.
After receiving the proxy statements, ISS will review the proxy issues and makes a recommendation on how to vote them in accordance with the Procedures. In these circumstances, ISS will review the relevant facts and circumstances and research the issue to determine how the proxy should be voted, so that the proxy is voted in the best interests of the Client and pursuant to the spirit of the guidelines. Once ISS makes a determination as to how a particular proxy should be voted, such determination is presented to the Committee. A member of the investment team assigned by Jackson Square with responsibility for reviewing the proxies for the issuer, will then determine whether to vote a particular proxy in accordance with the guidelines, whether to recommend that the Committee override the ISS vote recommendation or whether to vote differently on the same proposal for a particular Client based on that Client’s investment objectives or economic interests in the outcome of a particular proposal. In making such a determination, the member of the investment team will consider whether a more detailed analysis of the proxy should be conducted.1 When the Committee has decided to vote contrary to the guidelines, the CCO reviews the instructions against the vote recommendation inputted into ISS to ensure the accuracy of the instructions.
As referenced above, the Committee’s default position for proxy voting is to comply with the recommendations set forth in the Guidelines, which summarize Jackson Square’s position on various issues and gives a general indication as to how proxies will be voted on each issue. Although Jackson Square usually votes proxies in accordance with the Guidelines, Jackson Square reserves the right to vote certain issues counter to the Guidelines, if, after a review of the matter by a member of the Committee, Jackson Square determines that a Client’s best interests would be served by such a vote. A copy of the Guidelines will be maintained by the Committee.
After a proxy has been voted, ISS will create a record of the vote to help Jackson Square comply with its duties listed under “Availability of Proxy Voting Records and Recordkeeping” below.
If a Client provides Jackson Square with a recommendation on a proxy vote, Jackson Square will forward the Client’s recommendation to ISS who will vote the Client’s proxy pursuant to the Client’s recommendation.
The Committee is responsible for overseeing ISS’s proxy voting activities for Jackson Square’s Clients and will seek to ensure that ISS is voting proxies pursuant to the Procedures. On at least an annual basis, Jackson Square reviews each proxy voted to determine whether ISS is casting votes consistent with the guidelines and that all relevant accounts were voted. The results of such reviews are discussed during Committee meetings. As part of the Committee’s oversight of ISS, the Committee periodically reviews ISS’s conflict of interest procedures and any other pertinent procedures or representations from ISS to seek to ensure that ISS will make recommendations for voting proxies in an impartial manner and in the best interests of Jackson Square’s Clients.2 In addition, on an annual basis, the CCO reviews ISS’s proxy voting procedures, disclosures, control reports and Form ADV to assess for any issues that should be escalated to the Committee.
As discussed above, there may be times when Jackson Square believes that the best interests of the Client would be better served if Jackson Square votes a proxy counter to ISS’s recommended vote on that proxy. In those cases, the investment team member assigned with responsibility for the issuer at issue generally reviews the research provided by ISS on the particular issue and will conduct their own research or solicit additional research from another third party on the issue.
After gathering this information and possibly discussing the issue with other relevant parties, the investment team member uses the information gathered to recommend to the Committee how to vote on the issue. The Committee will review the recommendation to determine whether the recommendation is consistent with the Procedures and in the best interests of the Client. Jackson Square maintains records of such decisions.
Jackson Square attempts to vote every proxy which it or its agents receive when a Client has given Jackson Square the authority to vote such proxies. However, there may be situations in which Jackson Square may not be able to process a proxy. For example, Jackson Square may not have sufficient time to process a vote because Jackson Square or its agents received a proxy statement in an untimely manner.
1The Committee may consider various factors, including issuer-specific factors (e.g., corporate events such as mergers and acquisitions, dissolutions, conversions or consolidations) or contested elections for directors or other factors. The investment team member will consider any potential effect of the vote on the value of the Client’s investments. The investment team member also will consider whether the proxy voting determination is consistent with Jackson Square’s Procedures and whether such vote would serve the Client’s best interests.
2This review may include but not be limited to the following considerations: (i) whether ISS has an effective process for seeking timely input from issuers and Jackson Square with respect to its proxy voting policies, methodologies and peer group constructions; (ii) how ISS, in constructing peer groups, takes into account any unique characteristics regarding a particular issuer, such as size, governance structure, industry, history and financial performance; (iii) whether ISS has adequately disclosed to Jackson Square its methodologies in formulating voting recommendations; (iv) the nature of any third-party information sources used by ISS as the basis for its voting recommendations; and (v) when and how ISS would expect to engage with issuers and third parties.

Company Management Recommendations
When determining whether to invest in a company, one of the factors Jackson Square considers is the quality and depth of the company’s management. As a result, in those instances, Jackson Square often believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, Jackson Square’s votes are cast in accordance with the recommendations of the company’s management. Jackson Square generally votes against management’s recommendation when the Committee determines that such position is not in the best interests of Jackson Square’s Clients.
Conflicts of Interest
As a matter of policy, the Committee and any other officers, directors, employees and affiliated persons of Jackson Square may not be influenced by outside sources who have interests which conflict with the interests of Jackson Square’s Clients when voting proxies for such Clients. However, in order to ensure that Jackson Square votes proxies in the best interests of a Client, Jackson Square has established the following procedures to address actual and potential conflicts of interest.
Most of the proxies which Jackson Square receives on behalf of its Clients are voted by ISS in accordance with the pre-determined, pre-approved Procedures. The Procedures are then utilized by ISS going forward to vote Client proxies. Because the majority of proxies are voted by ISS pursuant to the pre-determined Procedures, it thereby largely eliminates conflicts of interest for Jackson Square from the proxy voting process.
In circumstances where Jackson Square is considering voting a proxy contrary to ISS’s recommendation, the Committee first assess the issue to see if there is any possible conflict of interest involving Jackson Square or affiliated persons of Jackson Square. If there is no perceived conflict of interest, the Committee then votes the proxy according to the process described in the Procedures above. If at least one member of the Committee has actual knowledge of a conflict of interest, the Committee normally uses another independent third party to do additional research on the particular issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Client. The Committee then reviews the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Client. In these instances, the Committee must come to a unanimous decision regarding how to vote the proxy or they will be required to vote the proxy in accordance with ISS’s original recommendation. Documentation of the reasons for voting contrary to ISS’s recommendation is retained by Jackson Square according to applicable law.
Proxy Voting for Registered Fund Clients
Certain boards for Registered Fund Clients have delegated responsibility for decisions regarding proxy voting for securities held by the Registered Fund to Jackson Square, and the private funds advised by Jackson Square have delegated responsibility for decisions regarding proxy voting for securities held by the private fund to Jackson Square. Jackson Square has agreed to vote the proxy ballots received on behalf of the fund and will vote such proxies in accordance with its proxy policies and procedures.
Form N-PX must be filed for certain Jackson Square Registered Fund Clients no later than August 31 of each year. Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.
The Committee maintains a list of Clients that have delegated proxy voting decisions to Jackson Square and for which Jackson Square must file Form N-PX.
Availability of Proxy Voting Information and Record Keeping
Where requested by a Client, Jackson Square will provide the Client or its representative information on how the proxies on its securities were voted. At the beginning of a new relationship with a Client, Jackson Square will provide Clients with a summary of Jackson Square’s proxy voting process and will inform Clients that they can obtain a copy of the complete Procedures upon request. The information described in the preceding two sentences will be included in Part 2A of Jackson Square’s Form ADV which is delivered to each new Client prior to the commencement of investment management services. Existing Clients will also be provided with the above information.
Jackson Square retains records regarding proxy voting on behalf of Clients. Jackson Square will keep records of the following items: (i) the Procedures; (ii) proxy statements received regarding Client securities (via ISS); (iii) records of votes cast on behalf of Jackson Square’s Clients (via ISS); (iv) records of a Client’s written request for information on how Jackson Square voted proxies for the Client, and any Jackson Square written response to an oral or written Client request for information on how Jackson Square voted proxies for the

Client; (v) the guidelines issued by ISS; and (vi) any documents prepared by Jackson Square that were material to making a decision how to vote or that memorialized the basis for that decision. These records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, such records will be stored at the offices of Jackson Square.
Class Actions
From time to time Jackson Square may receive notification of a class action involving a security held or previously owned by Client accounts. As disclosed in the firm’s Form ADV Part 2A, Jackson Square does not typically respond to class actions. Any Jackson Square employee receiving notification of a class action should provide the notification to the CCO who will attempt to communicate the details to the relevant Client’s authorized agents.
Due Diligence of ISS
As referenced above, Jackson Square conducts periodic due diligence reviews of ISS,3 including a review of its conflicts of interests and policies and procedures. As part of this ongoing assessment of ISS, the Committee will also assess ISS’s responsiveness in addressing any open issues.
3This due diligence review may include but not be limited to the following considerations: (i) whether any potential factual errors, potential incompleteness or potential methodological weaknesses in ISS’s analysis that Jackson Square becomes aware of, and determines relevant to its voting determinations, materially affected ISS recommendations relied on by Jackson Square; (ii) ISS’s engagement with issuers, including its process for obtaining complete and accurate information about an issuer and each proxy voting matter; (iii) ISS’s efforts to correct any identified material deficiencies in its analysis; (iv) ISS’s disclosure to Jackson Square regarding its sources of information and methodologies used in formulating voting recommendations; and (v) ISS’s consideration of factors unique to a specific issuer or proposal.

Clearwater Tax-Exempt Bond Fund
(The vast majority of the fund’s securities are debt issues and not voting securities to which proxy voting policies and procedures are inapplicable. These policies and procedures will typically apply to the fund’s relatively small position in other investment companies.)
Sit Investment Associates, Inc.
Sit Investment Fixed Income Advisors, Inc.
Sit Fixed Income Advisors II, LLC
(collectively, “SIA”)
Proxy Voting Policies and Procedures
I.
Regulatory Requirements.
The requirements governing proxy voting policies and procedures of registered investment advisers are set forth in Rule 206(4)-6 of the Investment Advisers Act of 1940 (the “Act”).
SIA is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) fiduciary duty provisions with respect to voting proxies on securities held in employee benefit plan accounts governed by ERISA as set out in Department of Labor Bulletin 08-2.
Set forth below are SIA’s procedures and policies on voting proxies for securities held in client accounts. These policies and procedures are adopted to ensure proxy matters are handled in accordance with the requirements of the above regulations.
II.
Proxy Voting Procedures
A.
Voting. SIA will vote all proxies for all securities held in client accounts unless a client has instructed SIA in writing not to vote proxies on its behalf.
B.
Proxy Voting Services. In order to efficiently vote each proxy consistent with the Proxy Voting Policies, SIA has entered into a Voting Agent Services (VAS) Agreement, with Institutional Shareholder Services (“ISS”), whereby ISS provides SIA with proxy analysis, vote execution, record keeping, and reporting services.
C.
Process.
1.
Routine Proxy Proposals and Issues. SIA personnel as identified on Exhibit A will review the proposals on each proxy. SIA shall determine if the proxy includes a routine or non-routine issue. Routine proxy issues that are addressed in the Voting Guidelines shall be voted by SIA personnel in accordance with the Voting Guidelines. Routine proxy issues not addressed in the Guidelines may be voted by SIA personnel in accordance with the ISS recommendation. However, these policies are guidelines and each vote may be cast differently than the stated policies by the Proxy Committee, taking into consideration all relevant facts and circumstances at the time of the vote.
2.
Non-routine Proxy Proposals and Issues. Proxy votes concerning issues that are not routine or otherwise not addressed in the Voting Guidelines will be reviewed by the Proxy Committee or its designate(s). The Proxy Committee or its designee(s) will review each non-routine issue on the proxy, determine SIA’s vote and instruct SIA personnel how to vote the proxy.
3.
Vote Execution. SIA shall use ISS’s services and systems to execute the vote.
D.
Records
1.
SIA will maintain a record of each proxy vote cast for each client account. SIA may rely on the records maintained by ISS and also on readily available public records. The records shall be maintained for five years and shall include:
a)
proxy voting policies and procedures;
b)
proxy statements received regarding client securities;
c)
records of votes cast on behalf of clients;

d)
records of written client requests for proxy voting information and written responses by SIA to any such written or oral client request, and;
e)
any documents prepared by or on behalf of SIA that were material in making the decision on how to vote or that memorialized the basis for the decision.
E.
Client Direction
1.
Clients may instruct SIA to vote proxies for their account according to the client’s policies rather than SIA’s. For example, a client may have guidelines which promote a special interest such as social, religious, or political issues. Under this circumstance, SIA will vote the proxy according to the instructions of the client, which may be inconsistent with SIA’s Guidelines and the votes SIA casts on behalf other client accounts. SIA shall use ISS’s services and systems to execute the vote.
F.
Abstain from Voting
1.
SIA’s policy is to vote rather than abstain from voting on issues presented unless the client’s best interest requires abstention. Additionally, there may be instances where SIA is not able to vote proxies on a client’s behalf, such as when ballot delivery instructions have not been processed by a client’s custodian, ISS has not received a ballot for a client’s account or under other circumstances beyond SIA’s control.
III.
Proxy Committee.
A.
The members of the Proxy Committee are identified on Exhibit A.
B.
The Proxy Committee is responsible for the development and the implementation of SIA’s Proxy Voting Policies and Procedures and shall oversee and manage the day-to-day operations of SIA proxy voting process.
C.
The Proxy Committee or its designee(s) shall have the following duties:
1.
develop and oversee the implementation of SIA’s Proxy Voting Policies and Procedures;
2.
revise and update the Guidelines as necessary;
3.
review proxy voting records; and
4.
meet when necessary to discuss and make the final decision on how to vote non-routine issues not already covered in the Guidelines.
D.
Guideline Development –Routine Matters
1.
The Proxy Committee shall develop voting guidelines (“Guidelines”) to be used by SIA personnel to vote routine matters in an efficient and consistent manner without consultation with the Proxy Committee. Votes cast using the Guidelines must be consistent with the Proxy Voting Policies and Procedures.
E.
Non-routine Issues
1.
The Proxy Committee or its designee(s) will review each non-routine issue on the proxy and determine SIA’s vote. The Proxy Committee’s decision shall be made in a manner consistent with the Proxy Voting Policies and Procedures. The Proxy Committee may consider information from many sources, including, for example, SIA analyst(s), management of the company, shareholder groups, and independent proxy research services, including for example ISS.
IV.
Conflicts of Interest
A.
SIA may be required to vote on a proxy proposal which presents a material conflict of interest between SIA’s interests (or the interests of an affiliated person of SIA) and those of a client. In the event the client is a registered investment company, the conflict may involve the fund or its principal underwriter, or an affiliated person of the fund or its principal underwriter.

B.
The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the clients’ best interest and was not the product of the material conflict. To resolve a material conflict of interest, The Proxy Committee may (but is not limited to):
1.
base its vote on pre-determined guidelines or polices which requires little discretion of SIA personnel;
2.
disclose the conflict to the client and obtain their consent prior to voting; in the case of a registered investment company, disclose the conflict to the board of directors and obtain its consent; or
3.
base its vote on the analysis and recommendation of an independent third party such as ISS.
C.
SIA will retain records of the steps taken to resolve a material conflict of interest.
V.
Proxy Voting Policy.
A.
Principles.
1.
Generally. SIA will fulfill its fiduciary obligation to vote proxies by voting as SIA determines to be in the best long-term economic interest of the clients, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. With respect to this proxy voting policy, in the case of a retirement plan client refers to the beneficiaries of the plan, and in the case of investment companies client refers to the shareholders.
B.
Voting Guidelines
1.
Auditors
Auditor ratification Generally FOR approval of auditors. However AGAINST ratification of auditors and/or AGAINST members of the audit committee if:
•
An auditor has a financial interest in or association with the company, and is therefore not independent;
•
There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•
A material weakness under Section 404 of the Sarbanes-Oxley Act rises to a level of serious concern, there are chronic internal control weaknesses, or there is an absence of effective control mechanisms;
•
The auditor has issued an adverse opinion on the company’s most recent financial statements;
•
Pervasive evidence indicates that the committee entered into an inappropriate indemnification agreement with its auditor; or
•
Non-audit fees are excessive in relation to audit-related fees without adequate explanation.
Auditor indemnification and limitation of liability Generally AGAINST auditor indemnification and limitation of liability that limits shareholders’ ability to pursue legitimate legal recourse against the audit firm.
2.
Boards of Directors
Election of directors
In the U.S., generally FOR slates with a majority of independent directors. FOR slates with less than a majority of independent directors if the company has a shareholder (or group of shareholders) who controls the company by means of economic ownership, not super-voting control.
Outside the U.S., generally FOR slates that adhere to the minimum independence standard established by local corporate governance codes.

AGAINST individual directors in the following cases:
•
Inside directors and affiliated outside directors who serve on the board’s audit, compensation or nominating committees;
•
Any director who missed more than 25 percent of scheduled board and committee meetings, absent extraordinary circumstances;
•
Any director who sits on more than five public company boards; or
•
Any director who is CEO of a publicly traded company and serves on more than two other public boards.
AGAINST members of the compensation committee in the following cases:
•
Company re-prices underwater options for stock, cash or other consideration without prior shareholder approval; or
•
Company has demonstrated poor compensation practices, taking into consideration performance results and other factors.
•
Compensation committee members who approve excessive executive compensation or severance arrangements.
AGAINST the entire board, certain committee members or all continuing directors in the following cases:
•
Directors failed to take appropriate action following a shareholder proposal that was approved by a majority of shareholders;
•
Directors adopted a poison pill within the past three years without shareholder approval, unless the board has committed to put it to a vote within the next 12 months;
•
Directors approved egregious corporate governance actions or exhibit persistent failure to represent shareholders’ interests, in the opinion of SIA; or
•
A director (or directors) received less than 50 percent of votes cast in the prior year and did not subsequently resign.
Require independent chair or Separate Chairman and CEO roles CASE-BY-CASE, taking into consideration primarily the views of the portfolio manager as to whether the role of board chair should be a separate position. Secondary considerations include the role of the board’s Lead Independent Director, if any, and the board’s overall composition.
Majority voting
FOR non-binding proposals asking the Board to initiate the process to provide that director nominees be elected by the affirmative majority of votes cast at an annual meeting of shareholders. Resolutions should specify a carve-out for a plurality vote standard when there are more nominees than board seats.
3.
Proxy Contests
Proxy contests
CASE-BY-CASE, considering the long-term financial performance of the target company relative to its industry, management’s track record, the qualifications of the shareholder’s nominees, and other factors.
4.
Anti-takeover Provisions
Adopt or amend poison pill (management proposals)
Generally, AGAINST.

Amend/rescind poison pill (shareholder proposals)
FOR, unless the shareholders have already approved the pill, or the company commits to giving shareholders the right to approve it within 12 months.
5.
Corporate Governance Provisions
Annual vs. staggered board elections
AGAINST proposals to elect directors to staggered, multi-year terms.
FOR proposals to repeal staggered boards and elect all directors annually.
Shareholder ability to call special meetings
AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings. Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
•
Shareholders’ current right to call special meetings;
•
Minimum ownership threshold necessary to call special meetings (10% preferred);
•
The inclusion of exclusionary or prohibitive language;
•
Investor ownership structure; and
•
Shareholder support of, and management’s response to, previous shareholder proposals.
Shareholder ability to act by written consent
Generally, AGAINST proposals that would allow shareholder action by written consent unless the company does not offer shareholders the right to call special meetings.
Simple majority vs. supermajority provisions
AGAINST proposals to require a supermajority shareholder vote. Generally FOR proposals to adopt simple majority requirements for all items that require shareholder approval.
Confidential voting
AGAINST shareholder proposals that may inhibit a company’s ability to communicate with its shareholders in conjunction with its annual meeting.
6.
Capital Structure
Dual-class equity
AGAINST proposals that authorize the issuance of shares that would create disproportionate voting rights. FOR proposals to implement a capital structure with one share, one vote.
Authorization of additional common stock
CASE-BY-CASE
Reverse stock split
Generally, FOR proposals where there is a proportionate reduction in the number of authorized shares.
Preferred stock
Generally, FOR proposals to create a class of preferred stock where the company specifies acceptable voting, dividend, conversion and other rights. AGAINST proposals to create a blank check preferred stock with unspecified voting, dividend, conversion and other rights.
Corporate reorganization and debt restructuring
CASE-BY-CASE

7.
Compensation
Director compensation
Generally FOR proposals to award cash fees to non-executive directors, unless fees are excessive.
Generally FOR director equity plans that are subject to reasonable stock ownership guidelines, have an appropriate vesting schedule, represent a prudent mix between cash and equity, provide adequate disclosure and do not include inappropriate benefits such as post-retirement payments or executive perks.
Equity compensation plans
Votes on equity plans are determined on a CASE-BY-CASE basis. AGAINST equity plans that have an unacceptable number of problematic elements, including:
•
poor structural features such as evergreen provisions or the ability to reprice options;
•
a high burn rate relative to the peer group;
•
an unacceptable level of potential dilution relative to the company’s size, industry and growth profile;
•
an unusually high concentration of total awards to the named executive officer group;
•
poor pay practices generally; or
•
an unduly heavy reliance on full-value awards.
Reprice or exchange option grants
Generally AGAINST, unless the value of the new options received under the exchange program is less than under the old plan, top officers and directors are excluded, and other shareholder-friendly conditions exist.
Employee Stock Purchase Plans (ESPPs)
FOR.
Advisory vote on compensation (management proposals)
“Say on Pay” votes are determined on a CASE-BY-CASE basis.
8.
Mergers and acquisitions
Mergers, acquisitions and corporate restructurings
CASE-BY-CASE.
Adjourn meeting or other business
FOR, where SIA is supportive of the underlying merger proposal and the adjournment proposal is narrow in scope. AGAINST vague or open-ended proposals, or any containing a mention of “other business.”
9.
Environmental, Social and Corporate Governance (ESG) related matters
SIA manages portfolios with an investment strategy investing in companies that have strong ESG practices. SIA will vote proxies for the ESG strategies in a manner that is consistent with its ESG criteria. Generally, SIA will consider whether the ESG related matter may be material to a company’s performance and how the proposal may enhance or protect shareholder value. SIA will focus on economic value through promotion of best ESG business practices. Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues.
Shareholder proposals of an ESG nature
It is SIA’s policy to analyze every shareholder proposal of an ESG nature on a CASE-BY-CASE basis. SIA utilizes research reports from ISS and other third parties, company filings and sustainability reports, and our internal research analysts.

Generally the analysis considers whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:
•
If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•
If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•
Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive;
•
The company’s approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and
•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.
10.
Closed-End Funds related matters
SIA manages portfolios utilizing an investment strategy that invests primarily in the common stock of closed-end registered investment companies (“Closed-End Funds”). SIA seeks to invest opportunistically by identifying Closed-End Funds with a share price SIA believes does not properly reflect the impact of a recent or anticipated corporate event or conditions in the overall securities markets that SIA believes will have a positive influence on the Closed-End Fund’s share price. Corporate events include, for example, rights offerings, mergers, tender offers, liquidations and conversions to open-end funds.
It is SIA’s policy to analyze every proxy of a Closed-End Fund corporate event on a CASE-BY-CASE basis. SIA utilizes research reports from ISS and other third parties, company filings, and internal research analysts. Generally, SIA will vote proxies in a manner that is consistent with the objective of improving a Closed-End Fund’s share price, including, for example, adopting policies or practices that may tend to reduce or eliminate the discount at which the shares of a Closed-End Fund will trade in the future.

Clearwater Core Equity Fund
AQR Capital Management, LLC
Proxy Voting Policy and Procedures
As Amended: January 2022
Last Reviewed: january 2022
I.
STATEMENT OF POLICY
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to seek to ensure that such rights are properly and timely exercised. AQR Capital Management, LLC (“AQR”)1 manages a variety of products and AQR’s proxy voting authority may vary depending on the type of product or specific client preferences. AQR retains full proxy voting discretion for accounts comprised of comingled client assets. However, AQR’s proxy voting authority may vary for accounts that AQR manages on behalf of individual clients. These clients may retain full proxy voting authority for themselves, grant AQR full discretion to vote proxies on their behalf, or provide AQR with proxy voting authority along with specific instructions and/or custom proxy voting guidelines. Where AQR has been granted discretion to vote proxies on behalf of managed account clients this authority must be explicitly defined in the relevant Investment Management Agreement, or other document governing the relationship between AQR and the client.
In exercising its proxy voting authority, AQR is mindful of the fact that the value of proxy voting to a client’s investments may vary depending on the nature of an individual voting matter and the strategy in which a client is invested. AQR typically follows a systematic, research-driven investment approach, applying quantitative tools to process fundamental information and manage risk. Some proxy votes may have heightened importance for clients (e.g., mergers and acquisitions, spinoffs, etc.) for those clients invested in AQR strategies involving the purchase of securities around corporate events. These differences may result in varying levels of AQR engagement in proxy votes, but in all cases where AQR retains proxy voting authority, it will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).
AQR’s Stewardship Committee is responsible for the implementation of this Policy, including the oversight and use of third-party proxy advisers, the manner in which AQR votes its proxies, and fulfilling AQR’s obligation to vote proxies in the best interest of its clients.
1
The term “AQR” includes AQR Capital Management, LLC and CNH Partners, LLC and their respective investment advisory affiliates.
II.
USE OF THIRD-PARTY PROXY ADVISORS
AQR has retained an independent third-party Proxy Advisory firm for a variety of services including, but not limited to, receiving proxy ballots, working with custodian banks, proxy voting research and recommendations, and executing votes. AQR may consider other Proxy Advisory firms as appropriate for proxy voting research and other services.
The AQR Stewardship Committee periodically assesses the performance of its Proxy Advisory firm(s).
III.
CONSIDERATIONS WHEN ASSESSING OR CONSIDERING A PROXY ADVISORY FIRM
When considering the engagement of a new, or the performance and retention of an existing, Proxy Advisory firm to provide research, voting recommendations, or other proxy voting related services, AQR will, as part of its assessment, consider:
•
The capacity and competency of the Proxy Advisory firm to adequately analyze the matters up for a vote;
•
Whether the Proxy Advisory firm has an effective process for obtaining current and accurate information including from issuers and clients (e.g., engagement with issuers, efforts to correct deficiencies, disclosure about sources of information and methodologies, etc.);
•
How the Proxy Advisory firm incorporates appropriate input in formulating its methodologies and construction of issuer peer groups, including unique characteristics regarding an issuer;
•
Whether the Proxy Advisory firm has adequately disclosed its methodologies and application in formulating specific voting recommendations;
•
The nature of third-party information sources used as a basis for voting recommendations;
•
When and how the Proxy Advisory firm would expect to engage with issuers and other third parties;

•
Whether the Proxy Advisory firm has established adequate policies and procedures on how it identifies and addresses conflicts of interests;
•
Information regarding any errors, deficiencies, or weaknesses that may materially affect the Proxy Advisory firm’s research or ultimate recommendation;
•
Whether the Proxy Advisory firm appropriately and regularly updates methodologies, guidelines, and recommendations, including in response to feedback from issuers and their shareholders;
•
Whether the Proxy Advisory firm adequately discloses any material business changes taking into account any potential conflicts of interests that may arise from such changes.
AQR also undertakes periodic sampling of proxy votes as part of its assessment of a Proxy Advisory firm and in order to reasonably determine that proxy votes are being cast on behalf of its clients consistent with this Policy.
IV.
POTENTIAL CONFLICTS OF INTEREST OF THE PROXY ADVISOR
AQR requires any Proxy Advisory firm it engages with to identify and provide information regarding any material business changes or conflicts of interest on an ongoing basis. Where a conflict of interest may exist, AQR requires information on how said conflict is being addressed. If AQR determines that a material conflict of interest exists and is not sufficiently mitigated, AQR’s Stewardship Committee will determine whether the conflict has an impact on the Proxy Advisory firm’s voting recommendations, research, or other services and determine if any action should be taken.
V.
VOTING PROCEDURES AND APPROACH
In relation to stocks held in AQR funds and accounts where AQR has proxy voting discretion, AQR will, as a general rule, seek to vote in accordance with this Policy and the applicable guidelines AQR has developed to govern voting recommendations from its Proxy Advisory firm (“AQR Voting Guidelines”). In instances where a client has provided AQR with specific instructions and/or custom proxy voting guidelines, AQR will seek to vote proxies in line with such instructions or custom guidelines.
AQR may refrain from voting in certain situations unless otherwise agreed to with a client. These situations include, but are not limited to, when:
1.
The cost of voting a proxy outweighs the benefit of voting;
2.
AQR does not have enough time to process and submit a vote due to the timing of proxy information transfer or other related logistical or administrative issues;
3.
AQR has an outstanding sell order or intends to sell the applicable security prior to the voting date;
4.
There are restrictions on trading resulting from the exercise of a proxy;
5.
Voting would cause an undue burden to AQR (e.g., votes occurring in jurisdictions with beneficial ownership disclosure and/or Power of Attorney requirements); or
6.
AQR has agreed with the client in advance of the vote not to vote in certain situations or on specific issues.
AQR generally does not notify clients of non-voted proxy ballots.
Some of AQR’s strategies primarily focus on portfolio management and research related to macro trading strategies which are implemented through the use of derivatives. These strategies typically do not hold equity securities with voting rights, but may, in certain circumstances, hold an exchange traded fund (“ETF”) for the purposes of managing market exposure. For AQR funds and managed accounts that only have a de minimis exposure to equites via an ETF, AQR will generally not vote proxies.
AQR takes a sustainable approach to proxy voting in relation to all its comingled client assets as evidenced in their voting guidelines. The aim is to promote sustainable best practices in portfolio companies, which includes advocating for environmental protection, human rights, fair labor, and anti-discrimination practices. When evaluating and adopting these guidelines and to encourage best sustainability practices, the voting guidelines take into account generally accepted frameworks such as those defined by the United Nations Principles for Responsible Investment and United Nations Global Compact.
VI.
ISSUER SPECIFIC BALLOT EVALUATIONS

AQR may review individual ballots (for example, in relation to specific corporate events such as mergers or acquisitions) using a more detailed analysis than is generally applied through the AQR Voting Guidelines. This analysis may, but does not always, result in a deviation from the voting recommendation that would result from the AQR Voting Guidelines assigned to a given AQR fund or managed account. When determining whether to conduct an issuer-specific analysis, AQR will consider the potential effect of the vote on the value of the investment. To the extent that issuer-specific analysis results in a voting recommendation that deviates from a recommendation produced by the AQR Voting Guidelines, AQR will be required to vote proxies in a way that, in AQR’s reasonable judgment, is in the best interest of AQR’s clients.
Unless prior approval is obtained from the Chief Compliance Officer, Head of Stewardship, or designee, the following principles will generally be adhered to when deviating from the AQR Voting Guidelines:
1.
AQR will not engage in conduct that involves an attempt to change or influence the control of a public company. In addition, all communications regarding proxy issues or corporate actions between companies or their agents, or with fellow shareholders, shall be for the sole purpose of expressing and addressing AQR's concerns consistent with the best interests of its clients;
2.
AQR will not announce its voting intentions and the reasons therefore; and
3.
AQR will not initiate a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.
VII.
POTENTIAL CONFLICTS OF INTEREST OF THE ADVISER
AQR mitigates potential conflicts of interest by generally voting in accordance with the AQR Voting Guidelines and/or specific voting guidelines provided by clients. However, from time to time, AQR may determine to vote contrary to AQR Voting Guidelines with respect to AQR funds or accounts for which AQR has voting discretion, which itself could give rise to potential conflicts of interest.
If AQR intends to directly vote a proxy in a manner that is inconsistent with the AQR Voting Guidelines, the Compliance Department will examine any potential conflicts of interest. This examination includes, but is not limited to, a review of any material economic interest, including outside business activities, of AQR, its personnel, and its affiliates with the issuer of the security in question.
If the Compliance Department determines a potential material conflict of interest exists, it may instruct AQR and the Stewardship Committee to not deviate from the AQR Voting Guidelines.
VIII.
BALLOT MATERIALS AND PROCESSING
The Proxy Advisory firm is responsible for coordinating with AQR’s clients’ custodians to seek to ensure that proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will typically be sent directly to the Proxy Advisory firm. In the event that proxy materials are sent to AQR directly instead of the Proxy Advisory firm, AQR will use reasonable efforts to coordinate with the Proxy Advisory firm for processing.
IX.
DISCLOSURE
Upon request, AQR will provide clients with a copy of this Policy and how the relevant client’s proxies have been voted. In relation to the latter, AQR will prepare a written response that lists, with respect to each voted proxy:
1.
The name of the issuer;
2.
The proposal voted upon; and
3.
The election made for the proposal.
Clients may contact AQR’s Client Administration team by calling 203-742-3700 or via e-mail at Client.Admin@aqr.com to obtain a record of how proxies were voted for their account.
X.
AQR MUTUAL FUNDS
On an annual basis, AQR will provide, or cause the Proxy Advisory firm to provide, to the AQR
Funds’ administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.2

XI.
PROXY RECORDKEEPING
AQR and its Proxy Advisory firm (where applicable) will maintain the following records with respect to this Policy for a period of no less than five (5) years as required by SEC Rule 204-2 under the Investment Advisers Act of 1940:
1.
A copy of the Policy, and any amendments thereto; and
2.
A copy of any document that was material to making a decision how to vote proxies, or that memorializes that decision.
XII.
REVIEW OF POLICY AND PROCEDURES
As a general principle, the Stewardship Committee, with the involvement from the Compliance Department, reviews, on an annual basis, the adequacy of this Policy to reasonably ensure it has been implemented effectively, including whether it continues to be reasonably designed to ensure that AQR’s approach to voting proxies is in the best interests of its clients.
2
Form N-PX is required to contain an AQR Fund’s complete proxy voting record for the most recent 12-month period ended June 30 and must be filed no later than August 31 of each year.

O’Shaughnessy Asset Management, LLC
Proxy Voting Policy
Rule 206(4)-6
In accordance with the requirements of United States SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and the Canadian Securities Act R.S.O. 1990 Chapter S5, and the regulations promulgated under the Canadian Securities Act RRO 1990, Regulation 1015 General, O’Shaughnessy Asset Management, LLC (“OSAM”) has adopted the following proxy voting policy with respect to those assets for which a client has vested OSAM with discretionary investment management authority (the “assets”).
OSAM’s Policy
Registrant has retained the use of third-party service provider/agents, (i.e. Institutional Shareholder Services (“ISS”), Broadridge Investor Communication Solutions, Inc. (“BICS”) and/or other third party service provider/agents) to execute these policies. Information regarding the third-party proxy voting service provider/agent is available upon request as well. Unless a client directs otherwise, in writing, OSAM or its third party service provider/agent shall be responsible for: (1) directing the manner in which proxies solicited by issuers of securities beneficially owned by the client shall be voted, and (2) making all elections relative to any mergers, acquisitions, and tender offers. OSAM and/or the client shall correspondingly instruct each custodian of the assets to forward to OSAM, or its third-party service provider/agent, copies of all proxies and shareholder communications relating to the assets. Absent mitigating circumstances and/or conflicts of interest (to the extent any such circumstance or conflict is presented, if ever, information pertaining to how OSAM or its third party service provider/agent addressed any such circumstance or conflict shall be maintained by OSAM - see examples below), it is OSAM’s general policy to vote proxies consistent with the recommendation of the senior management of the issuer. OSAM shall monitor corporate actions of individual issuers and investment companies consistent with OSAM’s fiduciary duty to vote proxies in the best interests of its clients. With respect to individual issuers, OSAM may be solicited to vote on matters including corporate governance, adoption or amendments to compensation plans (including stock options), and matters involving social issues and corporate responsibility. With respect to investment companies (e.g., mutual funds), OSAM may be solicited to vote on matters including the approval of advisory contracts, distribution plans, and mergers. OSAM or its third party service provider/agent shall maintain records pertaining to proxy voting as required pursuant to United States SEC Rule 204-2 (c)(2) under the Advisers Act as well as the Canadian Securities Act R.S.O. 1990 Chapter S5, and the regulations promulgated under the Canadian Securities Act RRO 1990, Regulation 1015 General.
Copies of United States SEC Rules 206(4)-6 and 204-2(c)(2) and the Canadian Securities Act R.S.O. 1990 Chapter S5, and the regulations promulgated under the Canadian Securities Act RRO 1990, Regulation 1015 General are available upon written request. In addition, information pertaining to how OSAM or its third-party service provider/agent voted on any specific proxy issue is also available upon written request. Any questions regarding OSAM’s proxy voting policy shall be directed to Raymond Amoroso, III, Esq., Chief Compliance Officer of OSAM at 203-975-3318.
Mitigating Circumstances/Conflicts of Interest
The following are examples of mitigating circumstances and/or conflicts of interest: (1) an adviser or its affiliate may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies; (2) an adviser may have business or personal relationships with participants in proxy contests, corporate directors, or candidates for directorships, etc.; (3) an adviser has a business relationship not with the company but with a proponent of a proxy proposal that may affect how it casts votes on client securities; and (4) senior management’s recommendation, in the opinion of OSAM, is not in the best interests of the client.
Class Action Lawsuit Filings
OSAM does NOT file any class action lawsuits on behalf of its clients and the client should consult with an attorney of his or her choice with regards to any class action lawsuit filings or contact OSAM’s Chief Compliance Officer, Raymond Amoroso, III, Esq.
Pre-Population of Voting Proxies/Engagement of a Proxy Voting Vendor
Pre-population and automated voting generally occur before the proxy voting submission deadline. In the event that OSAM pre-populates clients’ votes (or engages a proxy voting vendor that does so), and the OSAM (or its proxy voting vendor) becomes aware that subsequent to submission of OSAM’s votes, the proxy issuer publishes new material information prior to the voting submission deadline, OSAM (in conjunction with its proxy voting vendor), shall determine that it (or the proxy vendor that it engages) has the ability to react to, and address, whether such additional information requires a vote change. Policy: If, subsequent to completion of OSAM’s voting process, the proxy issuer publishes new material information, such information will be reviewed by OSAM (or proxy vendor that OSAM engages), and a determination will be made if a change in OSAM’s prior vote is necessary. If a vote change is determined necessary, OSAM (or its proxy voting vendor), shall, to the extent reasonably possible, make the revised vote prior to the submission deadline.

Implementation/Adoption
Raymond Amoroso, III, Esq., Chief Compliance Officer, or his designee shall be primarily responsible for determining how client proxies are voted and recording how OSAM addressed any mitigating circumstance or conflict of interest. Mr. Amoroso, CCO shall be primarily responsible for the ongoing review and evaluation of OSAM’s proxy voting policy and corresponding compliance with the requirements of United States SEC’s Rules 206(4)-6 and 204-2(c)(2) and the Canadian Securities Act R.S.O. 1990 Chapter S5, and the regulations promulgated under the Canadian Securities Act RRO 1990, Regulation 1015 General. Copies of the Rules can be attached and made a part hereof.
The above Proxy Voting Policy was initially adopted by O’Shaughnessy Asset Management, LLC on the first day of October, 2007, and amended in March 2021 to reflect the July 2020 SEC proxy voting amendment relative to pre-population above.

WASATCH GLOBAL INVESTORS
PROXY VOTING POLICY
Regulatory Background - Proxy Voting Provisions of the Investment Advisers Act
Rule 206(4)-6 of the Investment Advisers Act of 1940 requires that, for an investment adviser to exercise voting authority with respect to client securities, the adviser must:
•
Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;
•
Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•
Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
In accordance with our obligations under the Rule, Wasatch Global Investors (“Wasatch”) has adopted and implemented the following Proxy Voting Policy to ensure that client proxies are voted in the best interest of clients at all times.
I.
POLICY OVERVIEW
At Wasatch, our goal is to maximize the economic value of the investments we make for our separate account clients and our mutual fund shareholders. In pursuit of this goal, we buy and hold securities we believe will appreciate in value. When the investment potential of a security becomes diminished, we sell it and attempt to reinvest the proceeds in more attractive opportunities. In short, the primary means by which we serve our shareholders and clients and protect their interests is the purchase and sale of securities. A secondary means by which we fulfill our fiduciary responsibility is the exercising of our proxy voting rights. Corporate governance, including but not limited to, compensation plans, corporate actions and the composition of a board of directors, can have a significant influence upon the behavior of a management team and the value of a corporation. The proxy voting process is the primary means by which investors are able to influence such activities. As such, Wasatch considers how we vote proxies to be an important activity.
One fundamental tenet of Wasatch’s investment philosophy is to invest in companies with high quality management teams. We spend a significant amount of time evaluating the performance, behavior, and actions of company executives in order to gain an understanding of how they think about protecting and increasing shareholder value. As a result of being invested with high quality management teams, Wasatch generally supports the recommendations of the boards of directors when voting proxies. However, we ultimately vote for or against recommendations based on the fundamental premise that at all times we are attempting to maximize the value of our investments for the benefit of our clients. Wasatch also has a long history of investing in companies with small market capitalizations, which often have a significant amount of common stock owned by existing and former members of management. While this high degree of inside ownership could cause some concerns regarding a lack of independence for the board of directors, certain board committees or other areas of corporate governance, we generally believe high inside ownership to be a positive characteristic as it helps to ensure that the interests of management and shareholders are closely aligned.
Wasatch has developed the following proxy voting guidelines to assist us in making decisions about how to vote proposals concerning certain issues. We have attempted to address those issues that we believe are most relevant to creating shareholder value or that occur most frequently in the types of securities in which we invest. However, these guidelines are not exhaustive and do not purport to cover all of the potential issues, for the variety of issues on which shareholders may be asked to vote is unlimited. The disclosure of these guidelines is intended to provide clients and shareholders with a better understanding of how Wasatch attempts to maximize shareholder value via the proxy voting process.
II.
GENERAL GUIDELINES
Board of Directors
Wasatch considers the board of directors to be an important component of strong corporate governance. The board is responsible for overseeing the management team of a company and helping to ensure that it acts in the best interest of shareholders. The primary means by which Wasatch can influence the board of directors is to vote for the election of directors who have relevant and valuable experience that will enhance the management of the company. Further, Wasatch prefers that a board of directors have a majority of independent directors because we believe that a board with such a composition is generally a strong advocate for shareholders.

However, while we endorse proposals that support the creation of boards with a majority of independent directors as well as proposals which call for the audit, compensation and nominating committees to be comprised solely of independent directors, the failure of the company to nominate only independent directors or to have only independent directors serve on key committees may not cause us to vote against the election of a director who lacks independence. Wasatch appreciates the importance of these standards but we do not believe it is always in the best interest of shareholders to blindly vote against all directors who may not be considered independent. For example, a large shareholder who serves as a director is not considered independent but may be a very important advocate for investors since his interests are closely aligned with those of shareholders.
Generally, Wasatch will vote for those nominees recommended by the board of directors. However, in each election we will review a wide variety of criteria including but not limited to:
•
Long-term performance of the company.
•
Composition of the board and key committees.
•
Stock ownership by directors.
•
Decisions regarding executive pay and director compensation.
•
Corporate governance provisions and takeover activity.
•
Attendance at board meetings.
•
Interlocking directorships and related party transactions.
In addition to evaluating nominees for the board of directors based on the aforementioned criteria, Wasatch generally will support proposals:
•
To declassify a board of directors.
•
That allow cumulative voting and confidential voting.
Wasatch generally will not support:
•
Nominees who are independent and receive compensation for services other than serving as a director.
•
Nominees who attend less than 75% of board meetings without valid reasons for absences.
•
Nominees who are party to an interlocking directorship.
•
Efforts to adopt classified board structures.
Executive Compensation
Wasatch supports compensation plans which are designed to align the interests of management and shareholders as well as relate executive compensation to the performance of the company. To evaluate compensation plans, we use quantitative criteria that measure the total cost to shareholders if a plan is passed. Factors considered include:
•
The estimated dollar cost for every award type under the proposed plan and all continuing plans.
•
The maximum shareholder wealth that would be transferred from the company to executives.
•
Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index) pegged to market capitalization.
•
Cash compensation pegged to market capitalization.
•
Other features of proposed compensation plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.
After the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry specific, market cap based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. If the total plan cost exceeds the allowable cap, Wasatch will generally vote against the proposed plan. In addition, Wasatch generally will not support stock option plans that permit:
•
The repricing of stock options without shareholder approval.
•
The options to be priced at less than 100% of the fair market value of the underlying security on the date of the grant.

Capital Structure
Wasatch may be asked to vote on proposals pertaining to changes in the capital structure of a company. Such proposals include, but are not limited to, common stock authorizations, capital issuance requests, share repurchase programs, stock splits, and debt restructurings. We will vote for board-recommended capital structure changes so long as the proposals are well aligned with shareholder interests. Wasatch generally will support proposals:
•
Requesting the authorization of additional common stock.
•
To institute share repurchase plans.
•
To implement stock splits. Proposals to implement reverse stock splits will be reviewed on a case-by-case basis.
Wasatch will review, on a case-by-case basis, all other proposals to change the capital structure of a company, including the authorization of common stock with special voting rights, the authorization of stock relating to certain transactions, the issuance of preferred stock (including “blank check” preferred stock) and the restructuring of debt securities. These proposals typically address a set of company-specific circumstances and proposals recommended by the board of directors may or may not be in the best interest of shareholders.
Mergers, Acquisitions and Other Transactions
Companies may undertake a variety of strategic transactions aimed at enhancing shareholder value including mergers, acquisitions, recapitalizations, spin-offs, asset sales, and liquidations. In evaluating proposed transactions, we will consider the benefits and costs to shareholders over both the short and long term. Specific items we will consider include the financial impact of the transaction on future operating results, the increase or decrease in shareholder value, and any changes in corporate governance and their impact on shareholder rights. When shareholders are asked to vote on mergers, acquisitions and other similar proposals, they are considered to be material to the company and could require the analysis of a wide variety of factors in order to determine if the transaction is in the best interest of shareholders. As a result, Wasatch will review and vote each proposal on a case-by-case basis.
Anti-Takeover Provisions
In an attempt to prevent a company from being acquired without the approval of the board of directors, shareholders may be asked to vote on a variety of proposals such as shareholder rights plans (commonly referred to as “poison pills”), supermajority voting, blank check preferred stock, fair price provisions, and the creation of a separate class of stock with disparate voting rights. Wasatch recognizes that such proposals may enhance shareholder value in certain situations. However, Wasatch will review proposals pertaining to anti-takeover provisions on a case-by-case basis and vote against those proposals merely intended to entrench management and prevent the company from being acquired at a fair price.
Auditors
An audit of a company’s financial statements is an important part of the investment process, for while an audit cannot fully protect investors against fraud, it does verify that the financial statements accurately represent the position and performance of the company. Wasatch generally votes for proposals to ratify auditors unless the auditors do not appear to be independent. Auditor independence may be compromised if the auditor has a financial interest and/or association with the company or receives substantial compensation for non-audit related services. Wasatch also generally votes for proposals to authorize the board of directors to determine the remuneration of the auditors unless there is evidence of excessive compensation relative to the size and nature of the company.
Environmental, Social and Governance Issues
Wasatch believes corporations which act responsibly towards all stakeholders will generally perform better over the long-term. Wasatch will consider Environmental, Social and Governance issues in proxy proposals, but will determine on a case-by-case basis whether the proposals are economically advantageous to shareholders and whether or not to support the issues.
Foreign Issuers
With respect to some non-U.S. issuers, the exercise of voting rights can cause an account to incur a cost or cause the underlying shares to be blocked from trading. Although we recognize the importance of the right to vote, Wasatch believes that clients may be better served by avoiding unnecessary costs and preserving the right to trade shares promptly should conditions warrant. Accordingly, there may be times when no vote is cast because Wasatch’s analysis of a particular proxy leads us to believe that the cost of voting the proxy exceeds the expected benefit to clients (e.g., when casting a vote on a foreign security requires that Wasatch engage a translator or travel to a foreign country to vote in person, or results in shares being blocked from trading). This position complies with the Department of Labor’s Interpretive Bulletin 94-2.
Certain foreign countries require additional documentation in order to permit voting of shares. For example, Wasatch clients are at times required to provide a power of attorney to the local sub-custodian to facilitate Wasatch voting the shares held in the client accounts. While Wasatch will attempt to assist clients in preparing and submitting this documentation, at times Wasatch is unable to vote shares held by some clients in certain foreign countries.
III.
EXCLUSIONS AND EXCEPTIONS
Wasatch has developed the general guidelines to assist us in making decisions about how to vote proposals concerning anticipatable issues. However, we recognize that the general guidelines are not exhaustive and cannot anticipate all of the potential issues, or the facts and circumstances surrounding a particular vote. Although we have general guidelines, in the situations covered below Wasatch may supplement or deviate from them.
Case-by-case Issues
Several of the issues mentioned above in the general guidelines recognize that the proper vote to maximize shareholder value will be dependent upon the facts in the actual situation. These facts cannot be anticipated and will be reviewed on a case-by-case basis with the aim of maximizing shareholder value. In addition, any issues that are not addressed by the foregoing guidelines will be reviewed on a case-by-case basis.
Exceptions
From time to time Wasatch will review an issue that is addressed by the foregoing guidelines and determine that in the specific case it is appropriate to vote against the recommendation provided in the guidelines with the aim of maximizing shareholder value. At these times it is permissible for Wasatch to vote against the general guidelines, but it is required that the rationale behind the deviation from the guidelines is sufficiently documented.
Conflicts of Interest
Wasatch will at all times make its best effort to vote proxies in the best interest of clients and avoid material conflicts of interest. A material conflict of interest refers to a situation in which Wasatch or affiliated persons of Wasatch have a financial interest in a matter presented by a proxy which could potentially compromise Wasatch’s independence of judgment and action with respect to the voting of the proxy. We will attempt to identify any material conflicts that may exist by, among other things, reviewing the identity of each issuer soliciting proxy votes to determine if the issuer or an affiliate of the issuer (i) is a client of Wasatch, (ii) has a relationship with Wasatch, (iii) there is a reasonable expectation that the issuer or an affiliate would become a client of Wasatch or develop a material relationship with Wasatch, or (iv) Wasatch holds a significant amount1 of the issuer’s shares outstanding. In addition, any Wasatch employee with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to an issuer soliciting proxy votes must disclose that conflict to the Proxy Manager and Compliance and remove himself or herself from the proxy voting process for that issuer. Any questions regarding whether a particular issue may present a material conflict of interest with respect to Wasatch’s voting of client proxies should be directed to Compliance.
In the event that Wasatch has a material conflict of interest in any proposal that is the subject of a proxy to be voted for a client account, Wasatch will instruct ISS to vote that proposal in accordance with ISS’ published recommendation. In such cases, any vote recommended by ISS is binding and may not be overridden by Wasatch. Proposals on the same proxy ballot for which Wasatch does not have a material conflict of interest will be voted in accordance with Wasatch’s Proxy Voting Policy.
1
Wasatch's relative level of ownership of certain issuer’s soliciting proxy votes, as a percent of the company’s shares outstanding, may give the appearance of control. Wasatch clients hold the issuer's stock solely for investment purposes, with no intent to control the business or affairs of the issuer. In such instances, Wasatch may instruct ISS to vote that meeting in accordance with ISS’ published recommendation.

Private Funds
In addition to its other clients, Wasatch provides investment management services to private investment funds. Every vote made in the private funds will be considered a case-by-case vote. All voting decisions made for the private funds will be made independent of the voting decisions made for other Wasatch clients. In order to ensure this independence, Wasatch will document that different individuals have made these voting decisions independent of one another.
IV.
PROCEDURES
ISS’s Role
Wasatch has retained an independent service provider, Institutional Shareholder Services (“ISS”), to assist in reconciling and processing proxy ballots and providing record-keeping and vote disclosure services, as well as research on proxy issues. ISS tracks which securities are held by Wasatch and receives notice of the proxy votes that these companies send to shareholders. ISS then reviews the Wasatch Proxy Voting Policy and prepares recommendations on how the votes should be cast based on the policy (the “ISS Recommendations”). ISS then provides these recommendations to Wasatch. On matters not adequately covered by the Wasatch Proxy Voting Policy, ISS merely notes these as case-by-case indicating they require additional review by Wasatch. After the ISS Recommendations are provided to Wasatch, the matters are voted by ISS in accordance with the recommendations unless ISS receives instructions from Wasatch to vote otherwise.
Proxy Manager’s Role
Wasatch has designated a member of our Operations team as Proxy Manager to assist in coordinating and voting securities. The Proxy Manager sends a proxy meeting calendar to research analysts detailing upcoming shareholder meetings, including an indication whether items are set to be voted per the ISS Recommendations or whether they need additional review and determination by Research. The Proxy Manager then is responsible for ensuring all votes are cast, documenting the basis for voting decisions on any contrary votes or case-by-case votes, and monitoring Wasatch’s proxy voting procedures.
Research Team’s Role
The members of Wasatch’s Research team are responsible for reviewing the proxies of the companies they follow and the ISS Recommendation for the proxies. The Research team needs to provide the Proxy Manager with vote recommendations in case-by-case votes and any time they wish to vote contrary to the ISS Recommendation.
Proxy Committee
Wasatch has established a Proxy Committee to oversee the implementation and monitoring of this Policy. The Proxy Committee provides a written report on a regular basis to the Wasatch’s Corporate Governance and Audit Committee as well as the Wasatch Funds Trust’s Board of Directors.
No less than annually, the Proxy Committee shall:
•
Review a sample of the record of voting delegation, including ERISA accounts, maintained by the Proxy Manager to determine if Wasatch is exercising its authority to vote proxies on portfolio securities held in the selected accounts;
•
Request and review voting data to determine if accurate and timely communication of proxy votes is reasonably accomplished during the period reviewed;
•
Meet with the Proxy Manager to review the voting of proxies, communication of proxy votes, and the general functioning of this policy; and
•
Prepare a written report to the Audit Committee with respect to the results of this review.
V.
RECORDKEEPING, TRAINING AND MAINTENANCE
Recordkeeping
Under rule 204-2, Wasatch must retain the following:
a)
proxy voting policies;

b)
proxy statements received regarding client securities –Wasatch has delegated the responsibility for maintaining these records to ISS;
c)
records of votes they cast on behalf of clients –Wasatch has delegated the responsibility for maintaining these records to ISS;
d)
any documents prepared by Wasatch that were material to making a decision how to vote, or that memorialized the basis for the decision –this will generally be the proxy policy and documentation regarding any votes cast contrary to the policy;
e)
Record of the voting resolution of any conflict of interest;
f)
Records of any client requests for information on how a client’s proxies were voted and records of Wasatch’s responses to client requests;
g)
Training attendance records; and
h)
All written reports arising from annual reviews of the policy.
Wasatch has retained ISS to assist in providing record-keeping. Wasatch may also use the Securities and Exchange Commission’s EDGAR database for the items referred to in item b above. Records not maintained by ISS shall be maintained by Wasatch for a period of not less than five years from the end of the Wasatch’s fiscal year during which the last entry was made on the record.
Training
At least annually, appropriate personnel will be trained regarding the Proxy Voting Policy. Such training program will review applicable laws, regulations, procedures and recent trends in proxy voting and their relation to Wasatch’s business. Training may be conducted in person or online, and completion records will be retained for a five-year period.
Annual Certification
Each Wasatch employee who is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, Wasatch’s Proxy Voting Policy.
ERISA
Wasatch acknowledges our responsibility to vote proxies for ERISA clients in a manner that ensures the exclusive benefit for the underlying participants and beneficiaries. Wasatch casts such proxy votes for the sole purpose of extending benefits to participants and beneficiaries while using the care, skill and diligence that a prudent person acting in a like capacity and familiar with such matters would use under the circumstances then prevailing.
Undue Influence
Any attempts by any of Wasatch’s personnel to influence the voting of client proxies in a manner that is inconsistent with Wasatch’s Policy should be reported to Wasatch’s Compliance Officer. If the Compliance Officer is the person attempting to influence the voting, the report should be made to Wasatch’s President.
VI.
DISCLOSURE TO CLIENTS
Interested Clients are encouraged to request information on how Wasatch has voted their proxies. In order to request this information, separate account clients should contact their Client Relations representative. Wasatch Funds’ proxy voting record is available on the Funds’ website at www.wasatchfunds.com and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

RICE HALL JAMES & ASSOCIATES, LLC
PROXY VOTING POLICY
In General
Rule 206(4)-6 of the Advisers Act (the “Rule”) requires investment advisers to adopt and implement written policies and procedures reasonably designed to ensure that proxies voted for on behalf of its clients are in the clients’ best interest. The Rule further requires advisers to disclose in Part 2 of Form ADV; a concise summary of the adviser’s proxy voting process; an offer to provide a copy of the adviser’s complete proxy voting policy and procedure to clients upon request; and disclosure regarding how clients may obtain the proxy voting records.
RHJ has adopted proxy voting policies and procedures, and utilizes a third party proxy voting service to administer, research, recommend, and record votes for client proxies. Under RHJ’s standard investment advisory contract, RHJ will vote all shares held on behalf of its clients, unless any such client indicates intent to retain voting responsibility or designates an alternate responsible party. Additionally, RHJ is responsible for voting proxies on behalf of the RHJ Mutual Funds.
Policy
RHJ’s general policy is to vote proxies on behalf of its clients, including the RHJ Mutual Funds, sub-advised funds, and the RHJ Collective Investment Trust (“RHJ CIT”). However, RHJ may choose not to vote proxies in certain situations or for certain accounts, such as: 1) when a client has informed RHJ it wishes to retain the right to vote proxies; in which case, RHJ shall instruct the custodian to send the proxy material directly to the client; 2) when RHJ determines the voting cost exceeds any anticipated benefit to the client; 3) when a proxy is received for a terminated client account; 4) when a proxy is received for a security RHJ no longer manages (i.e., had previously sold the entire position); and/or 5) when exercising the voting rights could restrict the Portfolio Manager’s ability to freely trade the security in question.
A summary of RHJ’s policies and procedures on proxy voting is disclosed in Form ADV Part 2A, along with an offer to provide a copy of these policies and procedures to clients upon request.
Proxy Voting
Proxy Voting Guidelines and Responsibility
The fundamental proxy voting guideline RHJ follows is to reasonably ensure the manner in which shares are voted is in the client’s best interest and considers the investment value. RHJ utilizes Glass, Lewis & Co. (GL) Proxy Voting Services for proxy voting administration and research. RHJ has adopted the Glass Lewis proxy voting guidelines, but may override GL recommendations when it is in a client’s best interest.
Material Conflicts of Interest
RHJ and/or GL could be subject to conflicts of interest when voting RHJ client proxies due to business or personal relationships with persons who the vote could impact. For example, RHJ, GL or one or more of either party’s affiliates may provide services to or be an affiliate of a company whose management is soliciting proxies.
If at any time, RHJ, GL or either party’s employees become aware of a potential or actual conflict of interest relating to a proposed proxy vote, the actual or apparent conflict must be promptly reported to RHJ’s CCO. The manner in which the conflict of interest is remedied is dependent upon the conflict type and material impact. For example:
1.
If the written voting guidelines state the voting position as either “for” or “against” such a proposal, then voting will be in accordance with the pre-determined guidelines.
2.
If the written voting guidelines state the voting position will be determined on a “case by case” basis for such a proposal, or such a proposal is not listed in the proxy voting guidelines, then the CCO will select one of the two following methods depending upon the facts and circumstances of each situation, and the requirements of applicable law:
(i)
The proxy vote will be determined by the party with no conflict of interest. In other words, if GL has a conflict, then RHJ will make the voting determination and vice versa; or

(ii)
The proxy vote will be pursuant to client direction.
Overview of Proxy Voting Procedures
When a client elects RHJ to vote proxies for the account managed by RHJ, the client’s custodian is notified to forward proxy materials to Glass Lewis. RHJ provides GL with account and custodian information for reconciliation purposes.
As voting agent, Glass Lewis will:
1.
Receive all materials directly from Broadridge or the custodian
2.
Open proxy mail and log proxies
3.
Reconcile ballots and, as necessary, contact custodians for missing ballots
4.
Distribute research with suggested vote recommendations
5.
Mark, copy and mail proxy cards
6.
Maintain records of all votes cast
7.
Provide customized written reports and voting records upon request
8.
Notify RHJ’s CCO immediately if any conflicts of interest arise due to a pending vote
9.
Handle conflicts of interest in accordance with RHJ procedures
In addition, RHJ’s proxy voting coordinator will notify the Portfolio Manager of all level 1 (i.e. mergers, large acquisitions and transactions resulting in over 50% ownership) and contested proxies for their review. RHJ’s proxy voting coordinator will ensure that the rationale for a proxy voted contrary to the GL proxy voting guidelines is documented and maintained as part of the firm’s books and records.
Any Report Feedback Statements from the issuer will be forwarded to the Portfolio Manager for her/his review. Similar to level 1/contested proxies, these will be logged and if necessary, the vote will be updated in the Glass Lewis platform, Viewpoint.
Proxy votes that have been updated on the Glass Lewis platform (i.e. votes different from the Glass Lewis recommendation) are reviewed by the Director of Operations or designee for accuracy.
After each calendar year-end, Glass Lewis (GL) updates their guidelines which are then reviewed by the Director of Operations, Chief Investment Officers, Chief Compliance Officer, and President.
Obtaining Proxy Voting Records
A client may request proxy voting records or a copy of the GL Proxy Voting Guidelines by emailing RHJ at info@ricehall.com or by submitting a written request to:
RHJ Proxy Voting Info
600 West Broadway, Suite 1000
San Diego, CA 92101
Due Diligence
The CCO or designee performs periodic due diligence reviews of GL, at least annually, to ensure GL receives and votes required RHJ’s clients’ proxies in accordance with written policies and procedures as well as maintains all required proxy voting records on behalf of RHJ.
Proxy Voting Records
RHJ will maintain the following records in accordance with these policies and procedures:
1.
A copy of proxy voting policies and procedures

2.
A copy of each proxy statement RHJ receives regarding client’s securities
3.
A record of each vote cast by RHJ on behalf of a client
4.
A copy of documents created by RHJ that were material to the proxy voting decision made on behalf of a client or that memorialize the basis for that decision, along with documentation of instances where RHJ voted proxies not in accordance with GL guidelines.
5.
A copy of each written client request for information regarding decisions made on behalf of the requesting client, and a copy of RHJ’s response to any (written or oral) client request for information.
The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations, but no less than 7 years from the end of the fiscal year in which the record was created. RHJ relies on one, or more, third party to create and retain the records referred to in items 2 and 3 above.
Reporting and Disclosures
A copy of these policies and procedures will be provided to the RHJ Mutual Fund’s CCO and the designated personnel of the sub-advised funds and RHJ CIT any time upon request and upon amendment. In addition, information on each proxy voted for the RHJ Mutual Fund and the sub-advised funds will be provided annually to the RHJ Mutual Fund’s CCO or designee and the sub-advised fund’s designated personnel for purposes of completing and filing Form N-PX. RHJ will provide information on each proxy voted for the RHJ CIT annually to the designated personnel for reporting to the RHJ CIT Board.
Class Action Filings
A securities “class action” lawsuit is a civil suit brought by one or more individuals on behalf of him/herself and others who have the same grievance against the issuer of a certain security. Under RHJ’s standard investment advisory agreement, RHJ is responsible for filing class action claims on behalf of the client unless the client, in writing, retains such responsibility or allocates such responsibility to another party.
Overview of Class Action Filing Procedures
RHJ also utilizes the third party vendor GL to provide research, monitoring and filing services pertaining to class action claims for securities held in clients’ accounts.
Generally, GL will provide the following services:
1.
Perform ongoing review of RHJ client transaction data as provided by RHJ;
2.
Identify past security ownership and eligibility to participate in an ongoing class action litigation;
3.
Prepare and file security class action claim forms and supporting documentation;
4.
Collect and disburse all monies recovered on behalf of RHJ clients in connection with settlements or judgments resulting from class action litigation;
5.
Provide ongoing follow up support to RHJ, including reporting on the status of previously filed claims; and
6.
Maintain, on behalf of RHJ, all records for each claim filed for a minimum of six (6) years from the filing date of each claim.
Semi-annually, the Operations Department will deliver, in electronic format, all transaction data from the immediately preceding six months on behalf of clients that have not retained the responsibility of filing class action claims, including the RHJ Mutual Funds, sub-advised funds, and the RHJ CIT. Such data shall include, but may not be limited to the following:
•
Security symbol or CUSIP number
•
Trade date
•
Quantity of shares
•
Execution price
•
Currency the trade was conducted in
•
Commission paid
•
Name of the client
•
Account number

Due Diligence
The CCO or designee will perform periodic due diligence reviews of GL, at least annually to ensure GL is performing all the services listed above in accordance with the written agreement between RHJ and GL.

CLEARWATER INVESTMENT TRUST
Clearwater Core Equity Fund
Clearwater Select Equity Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund
30 East 7th Street, Suite 2000
Saint Paul, Minnesota 55101
EXECUTIVE OFFICERS
Justin H. Weyerhaeuser, President and Treasurer
Jason K. Mitchell, Secretary
INVESTMENT MANAGER
Clearwater Management Co., Inc.
2000 Wells Fargo Place
30 East 7th Street
St. Paul, MN 55101-4930
CUSTODIAN FOR CLEARWATER FUNDS
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
COUNSEL FOR THE FUNDS
Dechert LLP
One International Place
40th Floor
100 Oliver Street
Boston, MA 02110-2605
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402
CLEARWATER FUNDS ADMINISTRATOR AND ACCOUNTING SERVICES
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
TRANSFER AGENT FOR THE FUNDS
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
TRUSTEES
Sara G. Dent
Charles W. Rasmussen
Laura E. Rasmussen
Lindsay R. Schack
E. Rodman Titcomb, Jr.
David M. Weyerhaeuser
Justin H. Weyerhaeuser
CLEARWATER CORE EQUITY FUND SUBADVISERS
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
AQR Capital Management, LLC
Two Greenwich Plaza
Greenwich, CT 06830
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, CT 06901
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930
CLEARWATER SELECT EQUITY FUND SUBADVISERS
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Cooke & Bieler, L.P.
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103
Jackson Square Partners, LLC
One Letterman Drive, Building A, Suite A3-200
San Francisco, CA 94129
Pzena Investment Management LLC
320 Park Avenue, 8th Floor
New York, NY 10022
Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, California 92101
Wasatch Global Investors
505 Wakara Way, 3rd Floor
Salt Lake City, UT, 84108
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930

CLEARWATER TAX-EXEMPT BOND FUND SUBADVISERS
Sit Fixed Income Advisors II, LLC
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402-4130
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930
CLEARWATER INTERNATIONAL FUND SUBADVISERS
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Artisan Partners Limited Partnership
875 East Wisconsin Avenue, Suite 800
Milwaukee, WI 53202
LSV Asset Management
155 North Wacker Drive, Suite 4600
Chicago, IL 60606
WCM Investment Management, LLC
281 Brooks Street
Laguna Beach, CA 92651-2974
Fiduciary Counselling, Inc.
30 East 7th Street, Suite 2000
St. Paul, Minnesota 55101-4930

PART C. OTHER INFORMATION
Item 28. Exhibits
(a)	(1)	Amended and Restated Declaration of Trust dated March 1, 1998[2]
(a)	(2)	Certificate of Designation with respect to Clearwater Municipal Bond Fund[3]
(a)	(3)	Certificate of Designation with respect to Clearwater International Fund dated December 12, 2008[5]
(a)	(4)	Amendment to Declaration of Trust dated April 27, 2012[9]
(a)	(5)	Amendment to Declaration of Trust dated September 18, 2020[17]
(b)	(1)	Amended and Restated By-Laws dated September 6, 2013[10]
(c)	None.
(d)	(1)	Form of Management Contract by and among Clearwater Investment Trust and Clearwater Management Co., Inc.[7]
(d)	(2)	Form of Subadvisory Contract by and among Clearwater Investment Trust, Clearwater Management Co., Inc. and Fiduciary Counselling, Inc.[7]
(d)	(3)	Amendment to the Management Agreement by and among Clearwater Investment Trust on behalf of the Core Equity Fund and Small Companies Fund and Clearwater Management Co., Inc. dated April 30, 2012[9]
(d)	(4)	Amendment to the Subadvisory Contract by and among Clearwater Investment Trust, Clearwater Management Co., Inc. and Fiduciary Counselling, Inc. dated April 30, 2012[9]
(d)	(5)	Amended and Restated Subadvisory Contract with Sit Fixed Income Advisors II, LLC for Clearwater Tax-Exempt Bond Fund dated September 1, 2013[19]
(d)	(6)	Subadvisory Contract with Artisan Partners Limited Partnership for Clearwater International Fund dated March 12, 2014[10]
(d)	(7)	Subadvisory Contract with AQR Capital Management, LLC for Clearwater Core Equity Fund dated February 3, 2015[11]
(d)	(8)	Amendment to the Subadvisory Contract with AQR Capital Management, LLC for Clearwater Core Equity Fund dated July 1, 2015[12]
(d)	(9)	Amendment to the Subadvisory Contract with AQR Capital Management, LLC for Clearwater Core Equity Fund dated January 1, 2016[12]
(d)	(10)	Subadvisory Contract with Cooke & Bieler, L.P. for Clearwater Small Companies Fund dated September 11, 2017[13]
(d)	(11)	Subadvisory Contract with Pzena Investment Management, LLC, for Clearwater Small Companies Fund dated September 11, 2017[13]
(d)	(12)	Amendment to the Subadvisory Contract with AQR Capital Management, LLC for Clearwater Core Equity Fund dated December 7, 2018[14]
(d)	(13)	Subadvisory Contract with LSV Asset Management for Clearwater International Fund dated September 12, 2019[15]
(d)	(14)	Amended and Restated Subadvisory Contract with WCM Investment Management, LLC for Clearwater International Fund dated September 12, 2019[15]
(d)	(15)	Amendment to the Subadvisory Contract with AQR Capital Management, LLC for Clearwater Core Equity Fund dated November 1, 2019[15]
(d)	(16)	Amendment to the Subadvisory Contract with Sit Fixed Income Advisors II, LLC for Clearwater Tax-Exempt Bond Fund dated November 1, 2019[15]
(d)	(17)	Form of Subadvisory Contract with Jackson Square Partners, LLC for Clearwater Small Companies Fund dated September 18, 2020[17]
(d)	(18)	Subadvisory Contract with Parametric Portfolio Associates LLC for Clearwater International Fund dated March 1, 2021[19]
(d)	(19)	Subadvisory Contract with Parametric Portfolio Associates LLC for Clearwater Select Equity Fund dated March 1, 2021[19]
(d)	(20)	Subadvisory Contract with Parametric Portfolio Associates LLC for Clearwater Core Equity Fund dated March 1, 2021[19]
(d)	(21)	Subadvisory Contract with Wasatch Global Investors for Clearwater Select Equity Fund dated September 17, 2021[19]

(d)	(22)	Subadvisory Contract with Rice Hall James & Associates, LLC for Clearwater Select Equity Fund dated November 5, 2021[19]
(d)	(23)	Subadvisory Contract with O’Shaughnessy Asset Management, LLC for Clearwater Core Equity Fund dated December 31, 2021[19]
(e)	None.
(f)	None.
(g)	(1)	Custody Agreement between Clearwater Investment Trust and The Northern Trust Company, dated December 3, 2010[6]
(g)	(2)	Amendment to the Custody Agreement between Clearwater Investment Trust and The Northern Trust Company, dated April 30, 2012[9]
(h)	(1)	Fund Administration and Accounting Services Agreement between Clearwater Investment Trust and The Northern Trust Company, dated December 3, 2010[6]
(h)	(2)	Form of Transfer Agency and Service Agreement between Clearwater Investment Trust and The Northern Trust Company[8]
(h)	(3)	Amendment to the Fund Administration and Accounting Services Agreement between Clearwater Investment Trust and The Northern Trust Company dated April 30, 2012[9]
(h)	(4)	Amendment to the Transfer Agency and Service Agreement between Clearwater Investment Trust and The Northern Trust Company dated April 30, 2012[9]
(i)		Consent of Counsel+
(j)	(1)	Consent of Independent Registered Public Accounting Firm+
(k)	None.
(l)	(1)	Stock Purchase Agreement dated February 19, 1987[1]
(m)	None.
(n)	None.
(o)	None.
(p)	(1)	Code of Ethics of Sit Fixed Income Advisers II, LLC, subadviser to Clearwater Tax-Exempt Bond Fund dated January 2022+
(p)	(2)	Code of Ethics of WCM Investment Management, subadviser to Clearwater International Fund dated May 1, 2021+
(p)	(3)	Code of Ethics of O’Shaughnessy Asset Management, LLC, subadviser to Clearwater Core Equity Fund dated February 2021+
(p)	(4)	Code of Ethics of Fiduciary Counselling, Inc. dated April 1, 2019[15]
(p)	(5)	Code of Ethics of AQR Capital Management, LLC, subadviser to Clearwater Core Equity Fund dated September 2021+
(p)	(6)	Code of Ethics of Cooke & Bieler, L.P., subadviser to Clearwater Select Equity Fund[14]
(p)	(7)	Code of Ethics of Pzena Investment Management, LLC, subadviser to Clearwater Select Equity Fund dated June 2020[17]
(p)	(8)	Code of Ethics of Parametric Portfolio Associates LLC, subadviser to Clearwater Core Equity Fund, Clearwater Select Equity Fund and Clearwater International Fund dated January 1, 2022+
(p)	(9)	Code of Ethics of Clearwater Investment Trust and Clearwater Management Company, Inc. dated December 10, 2021[19]
(p)	(10)	Code of Ethics of LSV Asset Management, subadviser to Clearwater International Fund dated March 3, 2021[18]
(p)	(11)	Code of Ethics of Artisan Partners Limited Partnership, subadviser to Clearwater International Fund dated August 11, 2021+
(p)	(12)	Code of Ethics of Jackson Square Partners, LLC, subadviser to Clearwater Select Equity Fund dated February 1, 2022+
(p)	(13)	Code of Ethics of Wasatch Global Investors, subadviser to Clearwater Select Equity Fund dated July 7, 2021[19]
(p)	(14)	Code of Ethics of Rice Hall James & Associates, LLC, subadviser to Clearwater Select Equity Fund dated November 2020[19]
n/a	Powers of Attorney for Mses. Sara G. Dent, Laura E. Rasmussen and Lindsay R. Schack and Messrs. Charles W. Rasmussen, E. Rodman Titcomb, Jr., David M. Weyerhaeuser and Justin H. Weyerhaeuser+
(101) Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

(101.INS) XBRL Instance
(101.SCH) XBRL Taxonomy Extension Schema
(101.CAL) XBRL Taxonomy Extension Calculation Linkbase
(101.DEF) XBRL Taxonomy Extension Definition Linkbase
(101.LAB) XBRL Taxonomy Extension Labels Linkbase
(101.PRE) XBRL Taxonomy Extension Presentation Linkbase
+
Filed herewith.
1
Previously filed as exhibits to post-effective amendment no. 10 to the Registration Statement on April 29, 1996 and incorporated herein by reference (File No. 33-12289).
2
Previously filed as exhibits to post-effective amendment no. 12 to the Registration Statement on February 27, 1998 and incorporated herein by reference (File No. 33-12289).
3
Previously filed as exhibits to post-effective amendment no. 15 to the Registration Statement on October 15, 1999 and incorporated herein by reference (File No. 33-12289).
4
Reserved.
5
Previously filed as exhibits to post-effective amendment no. 26 to the Registration Statement on January 29, 2009 and incorporated herein by reference (File No. 33-12289).
6
Previously filed as exhibits to post-effective amendment no. 31 to the Registration Statement on February 28, 2011 and incorporated herein by reference (File No. 33-12289).
7
Previously filed as exhibits to the Registrant’s Semi-Annual Report on Form NSAR-A on August 26, 2011 and incorporated herein by reference (File No. 811-05038).
8
Previously filed as exhibits to post-effective amendment no. 34 to the Registration Statement on February 29, 2012 and incorporated herein by reference (File No. 33-12289).
9
Previously filed as exhibits to post-effective amendment no. 35 to the Registration Statement on April 27, 2012 and incorporated herein by reference (File No. 33-12289).
10
Previously filed as exhibits to post-effective amendment no. 40 to the Registration Statement on April 30, 2014 and incorporated herein by reference (File No. 33-12289).
11
Previously filed as exhibits to post-effective amendment no. 42 to the Registration Statement on February 27, 2015 and incorporated herein by reference (File No. 33-12289).
12
Previously filed as exhibits to post-effective amendment no. 47 to the Registration Statement on April 29, 2016 and incorporated herein by reference (File No. 33-12289).
13
Previously filed as exhibits to post-effective amendment no. 52 to the Registration Statement on February 28, 2018 and incorporated herein by reference (File No. 33-12289).
14
Previously filed as exhibits to post-effective amendment no. 55 to the Registration Statement on April 30, 2019 and incorporated herein by reference (File No. 33-12289).
15
Previously filed as exhibits to post-effective amendment no. 57 to the Registration Statement on February 26, 2020 and incorporated herein by reference (File No. 33-12289).
16
Previously filed as exhibits to post-effective amendment no. 58 to the Registration Statement on April 27, 2020 and incorporated herein by reference (File No. 33-12289).
17
Previously filed as exhibits to post-effective amendment no. 60 to the Registration Statement on February 26, 2021 and incorporated herein by reference (File No. 33-12289).
18
Previously filed as exhibits to post-effective amendment no. 61 to the Registration Statement on April 29, 2021 and incorporated herein by reference (File No. 33-12289).
19
Previously filed as exhibits to post-effective amendment no. 62 to the Registration Statement on February 28, 2022 and incorporated herein by reference (File No. 33-12289).
Item 29. Persons Controlled by or Under Common Control with the Fund
The Registrant is not directly or indirectly controlled by or under common control with any other person.
Item 30. Indemnification
Except for the Declaration of Trust, dated January 12, 1987, as amended and restated March 1, 1998, establishing the Registrant as a trust under Massachusetts law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Item 31. Business and Other Connections of Investment Adviser
All of the information required by this item is set forth in the Forms ADV, as amended, of the Manager and the Subadvisers. The following sections of such Forms ADV are incorporated herein by reference:
(a) Item 10 of Part 2A and Part 2B;
(b) Section 6, Business Background, of each Schedule D.
Item 32. Principal Underwriter
Not applicable.
Item 33. Location of Accounts and Records
The accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Fiduciary Counselling, Inc., 2000 Wells Fargo Place, 30 East 7th Street, St. Paul, Minnesota 55101-4930.
Item 34. Management Services
Not applicable.
Item 35. Undertaking
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois, on the 28th day of April, 2022.
CLEARWATER INVESTMENT TRUST
By:	/s/ Justin H. Weyerhaeuser Justin H. Weyerhaeuser President and Treasurer
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement of Clearwater Investment Trust has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/s/ Justin H. Weyerhaeuser Justin H. Weyerhaeuser	President, Treasurer and Trustee	April 28, 2022
Sara G. Dent* Sara G. Dent	Trustee
Charles W. Rasmussen* Charles W. Rasmussen	Trustee
Laura E. Rasmussen* Laura E. Rasmussen	Trustee
Lindsay R. Schack* Lindsay R. Schack	Trustee
E. Rodman Titcomb, Jr.* E. Rodman Titcomb, Jr.	Trustee
David M. Weyerhaeuser* David M. Weyerhaeuser	Trustee

*By:	/s/ Justin H. Weyerhaeuser Justin H. Weyerhaeuser *Attorney-in-Fact	April 28, 2022
*
As Attorney-in-Fact pursuant to Powers of Attorney (filed herewith).

EXHIBIT INDEX
No.	Exhibit
(i)	Consent of Counsel
(j)(1)	Consent of Independent Registered Public Accounting Firm
(p)(1)	Code of Ethics of Sit Fixed Income Advisers II, LLC, subadviser to Clearwater Tax-Exempt Bond Fund dated January 2022
(p)(2)	Code of Ethics of WCM Investment Management, subadviser to Clearwater International Fund dated May 1, 2021
(p)(3)	Code of Ethics of O’Shaughnessy Asset Management, LLC, subadviser to Clearwater Core Equity Fund dated February 2021
(p)(5)	Code of Ethics of AQR Capital Management, LLC, subadviser to Clearwater Core Equity Fund dated September 2021
(p)(8)	Code of Ethics of Parametric Portfolio Associates LLC, subadviser to Clearwater Core Equity Fund, Clearwater Select Equity Fund and Clearwater International Fund dated January 1, 2022
(p)(11)	Code of Ethics of Artisan Partners Limited Partnership, subadviser to Clearwater International Fund dated August 11, 2021
(p)(12)	Code of Ethics of Jackson Square Partners, LLC, subadviser to Clearwater Select Equity Fund dated February 1, 2022
n/a	Powers of Attorney for Mses. Sara G. Dent, Laura E. Rasmussen and Lindsay R. Schack and Messrs. Charles W. Rasmussen, E. Rodman Titcomb, Jr., David M. Weyerhaeuser and Justin H. Weyerhaeuser
(101)	Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
(101.INS)	XBRL Instance
(101.SCH)	XBRL Taxonomy Extension Schema
(101.CAL)	XBRL Taxonomy Extension Calculation Linkbase
(101.DEF)	XBRL Taxonomy Extension Definition Linkbase
(101.LAB)	XBRL Taxonomy Extension Labels Linkbase
(101.PRE)	XBRL Taxonomy Extension Presentation Linkbase